As filed with the Securities and Exchange Commission
                              on November 26, 2003
                      Registration No. 33-24848; 811-05669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Post-Effective Amendment No. 52 [X]
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 53 [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                C. David Bunstine
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                              700 12th Street, NW
                                   Suite 900
                            Washington, DC 20005-3948

It is proposed that this filing will become effective :

[_] Immediately upon filing pursuant to Rule 485(b), or

[X] on November 30, 2003, pursuant to Rule 485(b), or

[_] 60 Days after filing pursuant to Rule 485(a)(1), or

[ ] on November 30, 2003 pursuant to Rule 485(a)(1), or

[_] 75 days after filing pursuant to Rule 485(a)(2), or

[_] on _________ pursuant to Rule 485(a)(2)


[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        [LOGO] Fifth Third Funds

                               STOCK AND BOND MUTUAL FUNDS
                               ASSET ALLOCATION FUNDS
                               MONEY MARKET MUTUAL FUNDS

                               Class A Shares
                               Class B Shares
                               Class C Shares

                               Prospectus
                               November 30, 2003

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Asset Allocation Funds
Money Market Mutual Funds

Class A Shares
Class B Shares
Class C Shares

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks

Equity Funds - Growth Style
Small Cap Growth Fund ....................................................     2
Mid Cap Growth Fund ......................................................     4
Quality Growth Fund ......................................................     6

Equity Funds - Core Style
Large Cap Core Fund ......................................................     8
Equity Index Fund ........................................................    10
Balanced Fund ............................................................    12

Equity Funds - Value Style
Micro Cap Value Fund .....................................................    14
Small Cap Value Fund .....................................................    16
Multi Cap Value Fund .....................................................    18
Disciplined Large Cap Value Fund .........................................    20

Asset Allocation Funds
LifeModel Aggressive Fund(SM) ............................................    22
LifeModel Moderately Aggressive Fund(SM) .................................    24
LifeModel Moderate Fund(SM) ..............................................    26
LifeModel Moderately Conservative Fund(SM) ...............................    28
LifeModel Conservative Fund(SM) ..........................................    30

Strategic Income Fund ....................................................    32

Specialty Funds
Select Stock Fund ........................................................    34
Technology Fund ..........................................................    36
International Equity Fund ................................................    38

Fixed Income Funds - Taxable Style
Bond Fund ................................................................    40
Intermediate Bond Fund ...................................................    42
Short Term Bond Fund .....................................................    44
U.S. Government Bond Fund ................................................    46

Fixed Income Funds - Municipal Style
Municipal Bond Fund ......................................................    48
Intermediate Municipal Bond Fund .........................................    50
Ohio Municipal Bond Fund .................................................    52
Michigan Municipal Bond Fund .............................................    54

Money Market Funds
Prime Money Market Fund ..................................................    56
Government Money Market Fund .............................................    58
Michigan Municipal Money Market Fund .....................................    60
Municipal Money Market Fund ..............................................    62

Shareholder Fees and Fund Expenses
Fee Tables ...............................................................    64
Expense Examples .........................................................    75

Additional Information About the
   Funds' Investments ....................................................    81

Fund Management
Investment Advisors and Subadvisor .......................................    89
Portfolio Managers .......................................................    91

Shareholder Information
Purchasing And Selling Fund Shares .......................................    96
Abusive Trading Practices ................................................    96
Purchasing And Adding To Your Shares .....................................    96
Selling Your Shares ......................................................    97
Exchanging Your Shares ...................................................    98
Distribution Arrangements/Sales Charges for
   Stock, Bond, and Money Market Funds ...................................    99
Dividends And Capital Gains ..............................................   103
Expenses .................................................................   103
Taxation .................................................................   103

Financial Highlights .....................................................   105

Back Cover
Where to learn more about Fifth Third Funds

Overview

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Chartwell Investment Partners L.P. ("Chartwell") acts as investment subadvisor to Fifth Third Small Cap Value Fund. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

There is no guarantee that any Fund will achieve its objective.

Fifth Third Small Cap Growth Fund

GROWTH STYLE

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 16.83%  -0.08%  23.48%  19.16%  27.71%  -6.40%  27.73%  -0.59%  -4.51%  -25.19%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              20.46%
  Worst quarter:                Q3 1998             -21.26%
  Year to Date Return (1/1/03 to 9/30/03):           23.98%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

Fifth Third Small Cap Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date      Past Year       Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                           12/4/92
   Return Before Taxes                                                                 -28.95%           -4.20%           5.86%
   Return After Taxes on Distributions(3)                                              -28.95%           -4.92%           4.61%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      -17.77%           -3.26%           4.54%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)  11/2/92
   Return Before Taxes                                                                 -29.51%           -4.30%           5.58%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)  11/2/92
   Return Before Taxes                                                                 -25.74%           -3.95%           5.58%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index*                                                          -30.26%           -6.59%           2.62%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Fifth Third Mid Cap Growth Fund

GROWTH STYLE

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).

The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Mid Cap Growth Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.38%   1.54%  26.03%  17.59%  32.64%   3.29%  16.77%   6.54%  -6.53%  -30.65%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              23.18%
  Worst quarter:                Q3 2001             -22.73%
  Year to Date Return (1/1/03 to 9/30/03):           21.79%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date      Past Year      Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                              1/1/85
   Return Before Taxes                                                                 -34.14%           -4.57%           4.82%
   Return After Taxes on Distributions(1)                                              -34.14%           -5.96%           3.52%
   Return After Taxes on Distributions
       and Sale of Fund Shares(1)                                                      -20.96%           -3.36%           4.03%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
   Contingent Deferred Sales Charge)                                  1/1/85
   Return Before Taxes                                                                 -34.57%           -4.69%           4.39%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
   Contingent Deferred Sales Charge)                                  1/1/85
   Return Before Taxes                                                                 -31.14%           -4.21%           4.55%
------------------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Growth Index*                                                        -27.41%           -1.82%           6.71%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

Fifth Third Quality Growth Fund

GROWTH STYLE

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management and financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 -1.06%   0.07%  31.59%  23.68%  32.70%  30.05%  23.51%  -4.00% -13.99%  -32.71%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              28.18%
  Worst quarter:                Q2 2002             -19.77%
  Year to Date Return (1/1/03 to 9/30/03):           17.52%

Fifth Third Quality Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date     Past Year      Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                1/1/83
   Return Before Taxes                                                                 -36.07%           -3.24%           6.13%
   Return After Taxes on Distributions(1)                                              -36.07%           -4.42%           4.97%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                      -22.14%           -2.13%           5.20%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)    1/1/83
   Return Before Taxes                                                                 -36.50%           -3.39%           5.69%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable Contingent Deferred Sales Charge)    1/1/83
   Return Before Taxes                                                                 -33.22%           -2.86%           5.91%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*                                                          -27.88%           -3.84%           6.70%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)**                                                                     -22.09%           -0.58%           9.34%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Large Cap Core Fund

CORE STYLE

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

When selecting equity securities which it believes are selling at attractive valuations, the Advisor considers an issuer's balance sheet, quality of management, and historical earnings per share. The Advisor typically looks for issuers where earnings have already begun to rebound and considers the likelihood that earnings per share will continue to improve. When selecting equity securities which it believes have the potential for above average growth, the Advisor considers an issuer's balance sheet stability, cash flow, quality of management, earnings per share growth, and the issuer's potential to maintain above average earnings relative to its peers.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value stocks and growth stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks can be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 11.81%  0.48%  34.60%  19.14%  23.89%  27.68%  18.53%  -11.47%  -13.07% -23.94%
--------------------------------------------------------------------------------
  1993     94     95     96       97      98     99        00       01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.08%
  Worst quarter:                Q3 2002             -18.22%
  Year to Date Return (1/1/03 to 9/30/03):           12.24%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

Fifth Third Large Cap Core Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Inception Date   Past Year      Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                             12/1/92
   Return Before Taxes                                                                 -27.73%           -3.39%           6.48%
   Return After Taxes on Distributions(3)                                              -27.94%           -4.54%           4.50%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      -17.01%           -2.49%           4.89%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)    11/2/92
   Return Before Taxes                                                                 -28.25%           -3.46%           6.15%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)    11/2/92
   Return Before Taxes                                                                 -24.49%           -3.14%           6.16%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                      -22.09%           -0.58%           9.34%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index**                                                                -21.65%           -0.58%           9.19%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index.

Fifth Third Equity Index Fund

CORE STYLE

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares1

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  9.09%   0.74%  35.78%  21.92%  32.24%  27.93%  20.24%  -9.52% -12.45%  -22.53%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.23%
  Worst quarter:                Q3 2002             -17.39%
  Year to Date Return (1/1/03 to 9/30/03):           14.16%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date    Past Year       Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                            11/25/92
   Return Before Taxes                                                                 -26.40%           -2.16%           7.99%
   Return After Taxes on Distributions(3)                                              -26.74%           -2.63%           6.73%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      -16.19%           -1.80%           6.10%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)   11/2/92
   Return Before Taxes                                                                 -26.93%           -2.27%           7.76%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)   11/2/92
   Return Before Taxes                                                                 -23.05%           -1.88%           7.77%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                      -22.09%           -0.58%           9.34%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

Fifth Third Balanced Fund

CORE STYLE

Fundamental Objective Capital appreciation and income.

Principal Investment Strategies Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)(1) (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

----------
(1) "Standard & Poor's MidCap 400 Index" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.74%  -1.03%  26.53%  14.23%  24.08%  17.87%  15.30%   2.09%  -8.74%  -16.60%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              17.81%
  Worst quarter:                Q3 2001             -14.43%
  Year to Date Return (1/1/03 to 9/30/03):            6.97%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date      Past Year     Past 5 Years      Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                              1/1/83
   Return Before Taxes                                                                 -20.78%           0.06%            6.12%
   Return After Taxes on Distributions(1)                                              -21.14%          -1.58%            4.44%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                      -12.75%          -0.08%            4.64%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
   Contingent Deferred Sales Charge)                                  1/1/83
   Return Before Taxes                                                                 -21.29%          -0.08%            5.68%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
   Contingent Deferred Sales Charge)                                  1/1/83
   Return Before Taxes                                                                 -17.21%           0.47%            5.87%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                      -22.09%          -0.58%            9.34%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(R)**                                               10.25%           7.55%            7.51%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Micro Cap Value Fund

VALUE STYLE

Fundamental Objective Capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                       21.21%    -1.38%     22.13%      0.08%
--------------------------------------------------------------------------------
                        1999       00         01        02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              21.12%
  Worst quarter:                Q3 2002             -20.91%
  Year to Date Return (1/1/03 to 9/30/03):           45.27%

----------
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

Fifth Third Micro Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Inception Date     Past Year     Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                                            2/1/98
   Return Before Taxes                                                                                   -4.92%           6.44%
   Return After Taxes on Distributions(3)                                                                -5.01%           5.34%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                                        -2.85%           4.81%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)                   2/1/98
   Return Before Taxes                                                                                   -5.69%           6.52%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)                   2/1/98
   Return Before Taxes                                                                                   -0.76%           7.15%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Since 2/1/98)

Russell 2000(R) Value Index*                                                                            -11.43%           3.14%
------------------------------------------------------------------------------------------------------------------------------------

(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Class A, Class B and Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

Fifth Third Small Cap Value Fund

VALUE STYLE

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Small Cap Value Fund utilizes a dual manager approach with Fifth Third Asset Management managing approximately 25% of the portfolio and Chartwell Investment Partners managing approximately 75%. Each provides expertise in a different area of the value investment style. Fifth Third specializes in the "deep value" discipline which focuses on finding significantly undervalued companies that have short term price appreciation potential. Chartwell primarily focuses on core value opportunities looking for moderately undervalued companies with consistent earnings and sales histories.

The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Subadvisor attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Regarding the "deep value" portion of the Fund, Fifth Third typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

Chartwell, in taking a broader approach to value investing, seeks out companies that have consistent earnings and sales but are trading below historic values. They look for undervalued companies that are based on industry specific valuation criteria and which possess positive catalysts that should increase valuations. Chartwell considers selling a holding when company valuation has increased to the upper end of its historical range or if forces for positive change dissipate. Chartwell also considers a company's performance relative to its peers and will typically sell that company if it underperforms its peers by 30% from the time of purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Fifth Third Multi Cap Value Fund

VALUE STYLE

Fundamental Objective High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 24.48%   0.64%  22.48%  19.08%  28.20%  -8.74%  12.95%  23.33%   7.54%  -16.01%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              18.57%
  Worst quarter:                Q3 1998             -21.07%
  Year to Date Return (1/1/03 to 9/30/03):           21.15%

----------
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

Fifth Third Multi Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date    Past Year      Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                             9/30/89
   Return Before Taxes                                                                 -20.20%           1.73%             9.81%
   Return After Taxes on Distributions(3)                                              -20.20%           0.44%             7.33%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      -12.40%           1.19%             7.12%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)    9/30/89
   Return Before Taxes                                                                 -20.78%           2.29%            10.28%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)    9/30/89
   Return Before Taxes                                                                 -16.56%           2.61%            10.28%
------------------------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Value Index*                                                           -15.18%           1.19%            10.74%
------------------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Value Index**                                                         -9.64%           2.95%            11.06%
------------------------------------------------------------------------------------------------------------------------------------

(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund adjusted to reflect the expenses and sales charges for Class B and Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

Fifth Third Disciplined Large Cap Value Fund

VALUE STYLE

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in stocks of companies with low ratios of price to earnings, cash flow, sales and book value, as well as companies which the Advisor believes are undervalued relative to their prospects for future earnings or to their asset values. In selecting equity securities, the Advisor will consider an issuing company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  0.26%  -0.65%  30.73% 16.83%  38.15%  17.82%  -4.87%  12.36%  -12.58%  -14.00%
--------------------------------------------------------------------------------
  1993     94      95     96      97      98      99      00       01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1997              15.29%
  Worst quarter:                Q3 2002             -13.94%
  Year to Date Return (1/1/03 to 9/30/03):           16.30%

Fifth Third Disciplined Large Cap Value Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date     Past Year       Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(1) (with 5.00% sales charge)                             1/1/83
   Return Before Taxes                                                                 -18.29%           -2.10%           6.57%
   Return After Taxes on Distributions(2)                                              -18.83%           -3.65%           N/A
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      -10.98%           -1.95%           N/A
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(3) (with applicable Contingent Deferred Sales Charge)    1/1/83
   Return Before Taxes                                                                 -18.81%           -2.02%           6.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)    1/1/83
   Return Before Taxes                                                                 -14.64%           -1.71%           6.29%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index*                                                           -15.52%            1.16%          10.80%
------------------------------------------------------------------------------------------------------------------------------------

(1) The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses and sales charges associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(4) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on January 27, 1997.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Fifth Third LifeModel Aggressive Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                  Percentage of
Fund Name                                         Fund Holdings

Small Cap Growth Fund............................         0-50%
Mid Cap Growth Fund..............................         0-50%
Quality Growth Fund..............................         0-50%
Small Cap Value Fund.............................         0-50%
Multi Cap Value Fund.............................         0-50%
Disciplined Large Cap Value Fund.................         0-50%
International Equity Fund........................         0-25%
Bond Fund........................................         0-20%
Intermediate Bond Fund...........................         0-20%
Short Term Bond Fund.............................         0-20%
Prime Money Market Fund..........................         0-10%
U.S. Treasury Money Market Fund..................         0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Fifth Third LifeModel Aggressive Fund(SM)

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderately Aggressive Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond funds and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                  Percentage of
Fund Name                                         Fund Holdings

Small Cap Growth Fund............................         0-40%
Mid Cap Growth Fund..............................         0-40%
Quality Growth Fund..............................         0-40%
Small Cap Value Fund.............................         0-40%
Multi Cap Value Fund.............................         0-40%
Disciplined Large Cap Value Fund.................         0-40%
International Equity Fund........................         0-20%
Bond Fund........................................         0-30%
Intermediate Bond Fund...........................         0-30%
Short Term Bond Fund.............................         0-30%
Prime Money Market Fund..........................         0-10%
U.S. Treasury Money Market Fund..................         0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Moderately Aggressive Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderate Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                  Percentage of
Fund Name                                         Fund Holdings

Small Cap Growth Fund................................     0-30%
Mid Cap Growth Fund..................................     0-30%
Quality Growth Fund..................................     0-30%
Small Cap Value Fund.................................     0-30%
Multi Cap Value Fund.................................     0-30%
Disciplined Large Cap Value Fund.....................     0-30%
International Equity Fund............................     0-15%
Bond Fund............................................     0-40%
Intermediate Bond Fund...............................     0-40%
Short Term Bond Fund.................................     0-40%
Prime Money Market Fund..............................     0-15%
U.S. Treasury Money Market Fund......................     0-15%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Moderate Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderately Conservative Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                  Percentage of
Fund Name                                         Fund Holdings

Small Cap Growth Fund............................         0-25%
Mid Cap Growth Fund..............................         0-25%
Quality Growth Fund..............................         0-25%
Small Cap Value Fund.............................         0-25%
Multi Cap Value Fund.............................         0-25%
Disciplined Large Cap Value Fund.................         0-25%
International Equity Fund........................         0-10%
Bond Fund........................................         0-50%
Intermediate Bond Fund...........................         0-50%
Short Term Bond Fund.............................         0-50%
Prime Money Market Fund..........................         0-20%
U.S. Treasury Money Market Fund..................         0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be

Fifth Third LifeModel Moderately Conservative Fund(SM)

greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Conservative Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:

                                                  Percentage of
Fund Name                                         Fund Holdings

Small Cap Growth Fund............................         0-15%
Mid Cap Growth Fund..............................         0-15%
Quality Growth Fund..............................         0-15%
Small Cap Value Fund.............................         0-15%
Multi Cap Value Fund.............................         0-15%
Disciplined Large Cap Value Fund.................         0-15%
International Equity Fund........................          0-5%
Bond Fund........................................         0-60%
Intermediate Bond Fund...........................         0-60%
Short Term Bond Fund.............................         0-60%
Prime Money Market Fund..........................         0-20%
U.S. Treasury Money Market Fund..................         0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be

Fifth Third LifeModel Conservative Fund(SM)

greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third Strategic Income Fund

STRATEGIC INCOME STYLE

Fundamental Objective High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws,

Fifth Third Strategic Income Fund

environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class C Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.31%  -4.85%  15.79%  8.66%   10.98%   2.94%  -6.29%  15.51%  11.80%   6.79%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               6.20%
  Worst quarter:                Q4 1999              -4.72%
  Year to Date Return (1/1/03 to 9/30/03):            6.06%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date    Past Year       Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable
   Contingent Deferred Sales Charge)                                  3/10/85
   Return Before Taxes                                                                 6.79%             6.29%           7.13%
   Return After Taxes on Distributions(3)                                              5.00%             3.42%           4.24%
   Return After Taxes on Distributions
        and Sale of Fund Shares(3)                                                     4.13%             3.57%           4.25%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Credit Bond Index(R)*                                    10.14%             7.50%           7.61%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class C shares reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Credit Bond Index(R) is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

Fifth Third Select Stock Fund
(Formerly the Fifth Third Large Cap Opportunity Fund)

SPECIALTY FUND

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Aggressive investors who are looking for high returns and are willing to accept the risks of a Fund with limited holdings may consider the Select Stock Fund an appropriate addition to their portfolio. The Select Stock Fund will achieve its investment objective by normally concentrating its investments in a group of 20 to 30 stocks.

In selecting suitable investments, the Fund will attempt to find attractively valued companies experiencing rapid and accelerating growth due to improving fundamentals and earnings, and favorable growth, risk, and valuation factors. The Advisor utilizes a stock selection approach that is fundamentally based and will focus on issues related to management, product development, reputation, financial progress, business models, and enterprise risks. Additionally the Advisor will employ screening tools that capture quantitative factors such as earnings estimate revisions, balance sheet strength, earnings stability, and price-to-earnings ratios - screening that will aid in the identification of attractive new ideas warranting further consideration.

The Advisor will evaluate widely traded companies with market capitalizations greater than $1 billion - which includes large, mid, and some small cap companies. Within this universe of companies, the Advisor seeks reasonably valued companies which are experiencing rapid growth due to improving fundamentals. Accordingly, the Fund will own both growth and value stocks that are believed to have the best potential for capital appreciation.

The Fund's disciplined approach continues once a stock makes it into the portfolio. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, has a low relative strength score, or if another company is identified to have greater fundamental potential, the stock may be sold. In addition, Fund managers may seek to control risk by adjusting sector weights and diversifying the portfolio as they deem appropriate.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, value stocks, large cap companies, mid cap companies and small cap companies. When a fund is non-diversified, a single security's increase or decrease in value may have a greater impact on a fund's NAV and total return and the fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

Generally, growth-oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall. Value stocks present the risk that they may not perform as well as other types of stocks.

Significant investment in large, mid and small cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. The smaller companies in which the Fund invests are especially sensitive to market factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so.

Fifth Third Select Stock Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.31%  -1.12%  35.40%  22.44%  35.43%  32.83%  11.37% -19.95%  -22.00% -29.90%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              24.87%
  Worst quarter:                Q1 2001             -18.70%
  Year to Date Return (1/1/03 to 9/30/03):            6.59%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date      Past Year      Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 5.00% sales charge)                           3/4/85
   Return Before Taxes                                                                 -33.40%           -9.26%           3.50%
   Return After Taxes on Distributions(3)                                              -33.40%           -9.58%           1.02%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      -20.51%           -6.93%           1.87%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)  3/4/85
   Return Before Taxes                                                                 -33.90%           -9.29%           3.17%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(5) (with applicable Contingent Deferred Sales Charge)  3/4/85
   Return Before Taxes                                                                 -30.40%           -8.94%           3.17%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index*                                                                 -21.65%           -0.58%           9.19%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*                                                          -27.88%           -3.84%           6.70%
------------------------------------------------------------------------------------------------------------------------------------

(1) On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund.

(2) For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(5) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.

* The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The benchmark index for the Select Stock Fund has changed from the Russell 1000(R) Growth Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Technology Fund

SPECIALTY FUND

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

      o fluctuate in price more widely and rapidly than the market as a whole

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

      o     decline in price due to sector specific developments

      o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                             -33.45%       -42.17%
--------------------------------------------------------------------------------
                               2001           02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2002              35.82%
  Worst quarter:                Q3 2001             -35.48%
  Year to Date Return (1/1/03 to 9/30/03):           61.06%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Inception Date       Past Year     Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                                               6/5/00
   Return Before Taxes                                                                                   -45.04%          -39.81%
   Return After Taxes on Distributions(1)                                                                -45.04%          -39.89%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                        -27.65%          -28.83%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)                   6/5/00
   Return Before Taxes                                                                                   -45.53%          -39.79%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares (with applicable Contingent Deferred Sales Charge)                      6/5/00
   Return Before Taxes                                                                                   -42.69%          -39.11%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (Since 6/1/00)

Merrill Lynch 100 Technology Index*                                                                      -41.54%          -40.44%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

Fifth Third International Equity Fund

SPECIALTY FUND

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Fifth Third International Equity Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 11.29%     8.54%     7.96%     19.34%     25.74%   -14.43%   -18.01%   -13.96%
--------------------------------------------------------------------------------
  1995       96        97         98         99        00        01       02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              17.70%
  Worst quarter:                Q3 2002             -18.00%
  Year to Date Return (1/1/03 to 9/30/03):           14.33%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date     Past Year      Past 5 Years   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 5.00% sales charge)                               8/18/94
   Return Before Taxes                                                                 -18.25%           -2.96%           0.62%
   Return After Taxes on Distributions(1)                                              -18.34%           -4.28%          -0.89%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                      -11.21%           -2.35%           0.20%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable Contingent Deferred Sales Charge)   8/18/94
   Return Before Taxes                                                                 -18.93%           -2.99%           0.44%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable Contingent Deferred Sales Charge)   8/18/94
   Return Before Taxes                                                                 -14.71%           -2.63%           0.56%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Since 9/1/94)

Morgan Stanley Capital International EAFE Index(R)*                                    -15.66%           -2.61%           0.21%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      1.16%      10.19%     9.04     -4.76%     11.65%     6.99%     9.35%
--------------------------------------------------------------------------------
      1996         97        98        99         00        01        02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001               5.29%
  Worst quarter:                Q1 1996              -3.78%
  Year to Date Return (1/1/03 to 9/30/03):            2.71%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Inception Date   Past Year      Past 5 Years   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                               3/22/95
   Return Before Taxes                                                                   4.15%             5.26%          6.66%
   Return After Taxes on Distributions(3)                                                2.26%             2.77%          3.91%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                        2.49%             2.93%          3.94%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)      3/20/95
   Return Before Taxes                                                                   3.44%             5.14%          6.61%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)      3/20/95
   Return Before Taxes                                                                   8.30%             5.46%          6.61%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (Since 4/1/95)

Lehman Brothers Aggregate Bond Index(R)*                                                10.25%             7.55%          8.21%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Intermediate Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High level of current income.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities, mortgage-backed securities, and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Fifth Third Intermediate Bond Fund

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.18%  -3.01%  15.75%  2.76%    7.62%   7.26%  -1.36%   9.44%   7.94%   8.33%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1995               5.48%
  Worst quarter:                Q1 1994              -2.48%
  Year to Date Return (1/1/03 to 9/30/03):            2.81%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Inception Date    Past Year      Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                              11/25/92
   Return Before Taxes                                                                   4.53%             5.49%            5.79%
   Return After Taxes on Distributions(3)                                                2.72%             3.27%            3.41%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                        2.73%             3.25%            3.41%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)     11/2/92
   Return Before Taxes                                                                   2.46%             5.11%            5.27%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)     11/2/92
   Return Before Taxes                                                                   7.47%             5.43%            5.27%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit Bond Index(R)*                            9.84%             7.48%            7.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate (mortgage-backed securities and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality) and U.S. Government debt securities. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities), U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund will maintain a dollar-weighted average portfolio maturity of less than three years.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected.

Fifth Third Short Term Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The table assumes that shareholders redeem their fund shares at the end of the period indicated. The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.04%   1.00%  10.29%  4.06%    6.26%   6.00%   2.35%   7.96%   7.75%   4.70%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1995               3.24%
  Worst quarter:                Q1 2002              -0.57%
  Year to Date Return (1/1/03 to 9/30/03):            1.81%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year       Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                             12/4/92
   Return Before Taxes                                                                 1.01%             4.99%            4.94%
   Return After Taxes on Distributions(3)                                             -0.72%             2.82%            2.75%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      0.59%             2.88%            2.82%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)    11/2/92
   Return Before Taxes                                                                 3.79%             4.83%            4.39%
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Government Corporate Index(R)*
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index**                                                                 2.38%             2.32%            2.46%
------------------------------------------------------------------------------------------------------------------------------------
91-Day Treasury Bill***                                                                1.59%             4.11%            4.38%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Short Term Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Short Term Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on August 1, 2003.

* The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and
      2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class C Shares will vary.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  6.19%  -2.18%  13.01%  2.45%    7.14%   7.38%   0.02%   9.15%   7.54%   8.51%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

Year-by-Year Total Returns as of 12/31 For Class A Shares

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001               4.89%
  Worst quarter:                Q1 1994              -1.99%
  Year to Date Return (1/1/03 to 9/30/03):            1.55%

Fifth Third U.S. Government Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year        Past 5 Years     Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 4.75% sales charge)                                1/1/86
   Return Before Taxes                                                                 3.31%             5.43%            5.32%
   Return After Taxes on Distributions(1)                                              1.66%             3.48%            3.20%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                      2.15%             3.37%            3.16%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)    1/1/86
   Return Before Taxes                                                                 7.69%             5.74%            4.97%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index(R)*                                 9.64%             7.44%            6.91%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

Fifth Third Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income that is exempt from federal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

     3.53%      8.32%      5.43%     -3.40%     11.97%      3.89%      9.34
--------------------------------------------------------------------------------
     1996        97          98        99         00         01         02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2002               4.83%
  Worst quarter:                Q2 1999              -2.30%
  Year to Date Return (1/1/03 to 9/30/03):            3.39%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Fifth Third Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date     Past Year      Past 5 Years   Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                              4/1/95
   Return Before Taxes                                                                   4.13%             4.30%           5.36%
   Return After Taxes on Distributions(3)                                                3.80%             4.04%           5.09%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                        4.23%             4.14%           5.02%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)     3/20/95
   Return Before Taxes                                                                   3.49%             4.16%           5.32%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)     3/20/95
   Return Before Taxes                                                                   8.54%             4.52%           5.34%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (Since 4/1/95)

Lehman Brothers Municipal Bond Index(R)*                                                 9.60%             6.06%           6.91%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Intermediate Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds, which pay interest that is exempt from federal income tax. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.29%  -3.03%  12.76%  3.17%    6.80%   5.09%  -1.27%   8.72%   4.47%   7.99%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               5.38%
  Worst quarter:                Q1 1994              -3.97%
  Year to Date Return (1/1/03 to 9/30/03):            2.82%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Fifth Third Intermediate Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Inception Date    Past Year      Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 3.50% sales charge)                             12/18/92
   Return Before Taxes                                                                   4.20%             4.19%          4.83%
   Return After Taxes on Distributions(3)                                                4.05%             3.95%          4.69%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                        3.92%             3.99%          4.60%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)    12/16/92
   Return Before Taxes                                                                   2.17%             3.80%          4.35%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)    12/16/92
   Return Before Taxes                                                                   7.18%             4.14%          4.35%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Three-Year General Obligation Index(R)*                                  6.65%             5.23%          5.18%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Five-Year General Obligation Index(R)**                                  9.00%             5.80%          5.85%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Three-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

** The Lehman Brothers Five-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Ohio Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a dollar weighted average portfolio maturity of 3.5 years to 7.5 years. No purchases in the Fund will have an effective maturity of greater than 15 years.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligation to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of The Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  6.71%  -4.01%  13.72%  3.48%    6.92%   5.50%  -3.17%   8.72%   4.23%   7.59%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               5.53%
  Worst quarter:                Q1 1994              -3.78%

  Year to Date Return (1/1/03 to 9/30/03):            2.80%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Inception Date     Past Year       Past 5 Years      Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (with 4.75% sales charge)                              1/1/87
   Return Before Taxes                                                                 2.45%             3.48%            4.34%
   Return After Taxes on Distributions(1)                                              2.45%             3.44%            4.31%
   Return After Taxes on Distributions
       and Sale of Fund Shares(1)                                                      2.75%             3.49%            4.22%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(2) (with applicable
   Contingent Deferred Sales Charge)                                  1/1/87
   Return Before Taxes                                                                 1.77%             2.93%            3.72%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(3) (with applicable
   Contingent Deferred Sales Charge)                                  1/1/87
   Return Before Taxes                                                                 6.78%             3.82%            4.03%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(R)*                                               9.60%             6.06%            6.71%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Michigan Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years.

The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's), or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Michigan Municipal Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B and Class C Shares will vary.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  0.16%    8.01%    3.36%   5.38%    4.60%    0.51%     6.05%    5.33%     6.17%
--------------------------------------------------------------------------------
  1994      95       96      97       98       99        00       01       02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               2.98%
  Worst quarter:                Q1 1994              -1.57%
  Year to Date Return (1/1/03 to 9/30/03):            2.47%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date      Past Year    Past 5 Years    Since Inception
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2) (with 4.75% sales charge)                             5/11/93
   Return Before Taxes                                                                    1.09%           3.50%           3.85%
   Return After Taxes on Distributions(3)                                                 1.02%           3.44%           3.81%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                         1.94%           3.52%           3.81%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4) (with applicable Contingent Deferred Sales Charge)    5/3/93
   Return Before Taxes                                                                    0.21%           3.28%           3.55%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4) (with applicable Contingent Deferred Sales Charge)    5/3/93
   Return Before Taxes                                                                    5.21%           3.63%           3.54%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (Since 5/1/93)

Lehman Brothers Three-Year General Obligation Index(R)*                                   6.65%           5.25%           5.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

* The Lehman Brothers Three-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Fifth Third Prime Money Market Fund

MONEY MARKET

Fundamental Objective Current income consistent with stability of principal.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.69%   3.83%   5.60%  5.04%    5.21%    5.05%  4.53%   5.80%   3.59%   1.19%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.51%
  Worst quarter:                Q4 2002               0.24%
  Year to Date Return (1/1/03 to 9/30/03):            0.40%

Fifth Third Prime Money Market Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date     Past Year       Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                          6/14/89          1.19%             4.02%            4.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares(1) (with applicable Contingent Deferred Sales Charge)    6/14/89         -4.53%             2.84%            3.32%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares(2) (with applicable Contingent Deferred Sales Charge)    6/14/89          0.54%             3.23%            3.33%
------------------------------------------------------------------------------------------------------------------------------------

(1) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on May 1, 2002.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Government Money Market Fund

MONEY MARKET

Fundamental Objective High current income consistent with stability of principal and liquidity.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

Principal Investment Risks The Fund's principal risks include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  2.69%   3.84%   5.51%   4.96%   5.10%   4.92%  4.40%   5.65%   3.47%    1.07%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.48%
  Worst quarter:                Q3 2002               0.26%
  Year to Date Return (1/1/03 to 9/30/03):            0.32%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Inception Date       Past Year       Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                        7/10/91          1.07%             3.89%            4.15%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Fifth Third Michigan Municipal Money Market Fund

MONEY MARKET

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Principal Investment Risks The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.80%   2.38%   3.48%  3.11%    3.31%   3.06%  2.86%   3.70%   2.22%   1.02%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 2000               0.96%
  Worst quarter:                Q3 2002               0.23%
  Year to Date Return (1/1/03 to 9/30/03):            0.43%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

Fifth Third Michigan Municipal Money Market Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Inception Date    Past Year        Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2)                                                     12/15/92         1.02%             2.57%            2.69%
------------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Michigan Municipal Money Market Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Municipal Money Market Fund

MONEY MARKET

Fundamental Objective Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

Principal Investment Strategies The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

      o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

      o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

      o industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Principal Investment Risks The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Class A Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 1.81%    2.10%   2.95%   2.72%    2.75%   2.68%   2.79%   3.81%   2.42%   1.06%
--------------------------------------------------------------------------------
  1993     94      95      96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.01%
  Worst quarter:                Q3 2002               0.24%
  Year to Date Return (1/1/03 to 9/30/03):            0.45%

----------
(1) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

Fifth Third Municipal Money Market Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year        Past 5 Years    Past 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares(2)                                                       9/7/83         1.06%             2.55%            2.51%
------------------------------------------------------------------------------------------------------------------------------------

(1) On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company was consolidated with the Fifth Third Municipal Money Market Fund.

(2) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

Shareholder Fees                                            Equity Funds (Growth Style)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                          Fifth Third                      Fifth Third                    Fifth Third
                                           Small Cap                         Mid Cap                        Quality
                                          Growth Fund                      Growth Fund                    Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                          A           B           C          A         B          C         A         B         C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed
   on Purchases                   5.00%        None        None       5.00%     None       None      5.00%     None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed on
   Reinvested Dividends           None         None        None       None      None       None      None      None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
   Sales Load                     None        5.00%(1)    1.00%(2)    None      5.00%(1)   1.00%(2)  None      5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                   0.70%       0.70%       0.70%       0.80%     0.80%      0.80%     0.80%     0.80%     0.80%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
   (12b-1) fees                   0.25%       1.00%       0.75%       0.25%     1.00%      0.75%     0.25%     1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                    0.28%       0.28%       0.53%       0.30%     0.30%      0.55%     0.28%     0.28%     0.53%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating Expenses             1.23%       1.98%       1.98%       1.35%     2.10%      2.10%     1.33%     2.08%     2.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                   Equity Funds (Core Style)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                    Fifth Third                  Fifth Third                   Fifth Third
                                                     Large Cap                   Equity Index                    Balanced
                                                     Core Fund                       Fund                          Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                     A        B         C         A         B          C         A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Purchases                                  5.00%    None      None      5.00%     None       None      5.00%    None     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                       None     None      None      None      None       None      None     None     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                   None     5.00%(1)  1.00%(2)  None      5.00%(1)   1.00%(2)  None     5.00%(1) 1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                               0.70%    0.70%     0.70%     0.30%     0.30%      0.30%     0.80%    0.80%    0.80%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees             0.25%    1.00%     0.75%     0.25%     1.00%      0.75%     0.25%    1.00%    0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                0.29%    0.28%     0.54%     0.28%     0.27%      0.52%     0.32%    0.32%    0.57%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          1.24%    1.98%     1.99%     0.83%     1.57%      1.57%     1.37%    2.12%    2.12%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(3)   0.07%    0.06%     0.07%     0.39%     0.38%      0.38%       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                  1.17%    1.92%     1.92%     0.44%     1.19%      1.19%       --       --       --
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to: 1.17% for Class A shares, 1.92% for Class B shares and 1.92% for Class C shares and for the Equity Index Fund to: 0.44% for Class A shares, 1.19% for Class B shares and 1.19% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004 for the Large Cap Core Fund and until November 30, 2005 for the Equity Index Fund. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator in the Equity Index Fund are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                Equity Funds (Value Style)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Fifth Third                    Fifth Third
                                                                              Micro Cap                      Small Cap
                                                                              Value Fund                     Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                A        B          C         A        B          C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         5.00%    None       None      5.00%    None       None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends              None     None       None      None     None       None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                              None     5.00%(1)   1.00%(2)  None     5.00%(1)   1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                          1.00%    1.00%      1.00%     0.90%    0.90%      0.90%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                        0.25%    1.00%      0.75%     0.25%    1.00%      0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                           0.44%    0.47%      0.72%     0.71%    0.70%      0.97%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.69%    2.47%      2.47%     1.86%    2.60%      2.62%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)                                 --       --         --      0.36%    0.35%      0.37%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                               --       --         --      1.50%    2.25%      2.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Value Fund to: 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares. These waiver and/or expense reimbursements will remain in effect until November 30, 2004.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                Equity Funds (Value Style)--Fee Table
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fifth Third                   Fifth Third
                                                                              Multi Cap                 Disciplined Large
                                                                              Value Fund                  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class Name                                                               A        B          C          A       B          C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                        5.00%    None       None       5.00%   None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None     None       None       None    None       None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                             None     5.00%(1)   1.00%(2)   None    5.00%(1)   1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                         1.00%    1.00%      1.00%     0.80%    0.80%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                       0.25%    1.00%      0.75%     0.25%    1.00%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                          0.39%    0.39%      0.64%     0.31%    0.31%      0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    1.64%    2.39%      2.39%     1.36%    2.11%      2.10%
-----------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                  Asset Allocation Funds--Fee Table
---------------------------------------------------------------------------------------------------------------------------------
                                                 Fifth Third                 Fifth Third                 Fifth Third
                                                   LifeModel             LifeModel Moderately        LifeModel Moderate
                                              Aggressive Fund(SM)         Aggressive Fund(SM)              Fund(SM)
---------------------------------------------------------------------------------------------------------------------------------
 Class Name                                    A      B         C         A       B         C         A       B         C
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Purchases                                 5.00%   None      None      5.00%   None      None      5.00%   None      None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                      None    None      None      None    None      None      None    None      None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                  None    5.00%(1)  1.00%(2)  None    5.00%(1)  1.00%(2)  None    5.00%(1)  1.00%(2)
---------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------------
Management fees                              0.15%   0.15%     0.15%     0.15%   0.15%     0.15%     0.15%   0.15%     0.15%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees            0.25%   1.00%     0.75%     0.25%   1.00%     0.75%     0.25%   1.00%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
Other expenses                               0.84%   0.91%     1.30%     0.50%   0.45%     0.71%     0.44%   0.48%     0.76%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)      1.24%   2.06%     2.20%     0.90%   1.60%     1.61%     0.84%   1.63%     1.66%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(4)  0.91%   0.98%     1.12%     0.57%   0.52%     0.53%     0.51%   0.55%     0.58%
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                 0.33%   1.08%     1.08%     0.33%   1.08%     1.08%     0.33%   1.08%     1.08%
---------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund are 1.13% for Class A, Class B and Class C shares; of the LifeModel Moderately Aggressive Fund are 1.05% for Class A, Class B and Class C shares; and of the LifeModel Moderate Fund are 0.98% for Class A, Class B and Class C shares.

(4) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the LifeModel Aggressive Fund, the LifeModel Moderately Aggressive Fund and the LifeModel Moderate Fund to: 0.33% for Class A shares, 1.08% for Class B shares and 1.08% for Class C shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                Asset Allocation Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Fifth Third                  Fifth Third
                                                                            LifeModel Moderately              LifeModel
                                                                            Conservative Fund(SM)       Conservative Fund(SM)
------------------------------------------------------------------------------------------------------------------------------------
Class Name                                                                  A         B         C        A       B        C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          5.00%    None      None      5.00%    None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends               None     None      None      None     None      None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                               None     5.00%(1)  1.00%(2)  None     5.00%(1)  1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                           0.15%    0.15%     0.15%     0.15%    0.15%     0.15%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                         0.25%    1.00%     0.75%     0.25%    1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                            0.64%    0.65%     0.83%     0.77%    0.71%     0.96%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)                                   1.04%    1.80%     1.73%     1.17%    1.86%     1.86%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(4)                               0.71%    0.72%     0.65%     0.84%    0.78%     0.78%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                              0.33%    1.08%     1.08%     0.33%    1.08%     1.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Moderately Conservative Fund are 0.94% for Class A, Class B and Class C shares and of the LifeModel Conservative Fund are 0.87% for Class A, Class B and Class C shares.

(4) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the LifeModel Moderately Conservative Fund and the LifeModel Conservative Fund to: 0.33% for Class A shares, 1.08% for Class B shares and 1.08% for Class C shares. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                                   Strategic Income Style--Fee Table
----------------------------------------------------------------------------------------------------------------------------
                                                                                         Fifth Third Strategic
                                                                                             Income Fund*
----------------------------------------------------------------------------------------------------------------------------
Class Name                                                                                         C
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                                 None
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      None
----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                                      1.00%(1)
----------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                  1.00%
----------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                                                                0.75%
----------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                                   0.60%
----------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             2.35%
----------------------------------------------------------------------------------------------------------------------------

* In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

(1) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

Shareholder Fees and Fund Expenses

Fee Tables

 Shareholder Fees                                                        Specialty Funds--Fee Table
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Fifth Third                    Fifth Third                 Fifth Third
                                                 Select Stock                    Technology                 International
                                                     Fund                           Fund                     Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class Name                                     A      B         C           A         B         C         A        B        C
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Purchases                              5.00%  None       None       5.00%     None       None      5.00%   None      None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                      None   None       None       None      None       None      None    None      None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                  None   5.00%(1)   1.00%(2)   None      5.00%(1)   1.00%(2)  None    5.00%(1)  1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                              0.80%  0.80%      0.80%      1.00%     1.00%      1.00%     1.00%   1.00%     1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees            0.25%  1.00%      0.75%      0.25%     1.00%      0.75%     0.25%   1.00%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Other expenses                               0.83%  0.84%      1.09%      0.88%     0.87%      1.07%     0.44%   0.45%     0.69%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.89%  2.63%      2.64%      2.13%(3)  2.87%(3)   2.82%(3)  1.69%   2.45%     2.44%
-----------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements(4)  0.19%  0.18%      0.19%        --        --         --      0.09%   0.10%     0.09%
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                 1.70%  2.45%      2.45%        --        --         --      1.60%   2.35%     2.35%
-----------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Technology Fund to:1.81% for Class A shares, 2.55% for Class B shares and 2.47% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(4) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Select Stock Fund to: 1.70% for Class A shares, 2.45% for Class B shares and 2.45% for Class C shares and for the International Equity Fund to: 1.60% for Class A shares, 2.35% for Class B shares and 2.35% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004 for the Select Stock Fund and until November 30, 2005 for the International Equity Fund. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator in the International Equity Fund are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                              Fixed Income Funds (Taxable)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                         Fifth Third                  Fifth Third              Fifth Third         Fifth Third
                                             Bond                     Intermediate              Short Term        U.S. Government
                                             Fund                       Bond Fund                Bond Fund           Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                               A     B           C         A      B          C         A        C         A        C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Purchases                        4.75%  None       None       3.50%  None       None      3.50%    None      4.75%    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends             None   None       None       None   None       None      None     None      None     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load            None   5.00%(1)   1.00%(2)   None   5.00%(1)   1.00%(2)  None     1.00%(2)  None     1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                        0.60%  0.60%      0.60%      0.55%  0.55%      0.55%     0.50%    0.50%     0.55%    0.55%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees      0.25%  1.00%      0.75%      0.25%  1.00%      0.75%     0.25%    0.75%     0.25%    0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                         0.29%  0.29%      0.54%      0.26%  0.26%      0.51%     0.26%    0.51%     0.37%    0.61%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating Expenses                  1.14%  1.89%      1.89%      1.06%  1.81%      1.81%     1.01%    1.76%     1.17%(3) 1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or
   Expense Reimbursements(4)           0.10%  0.10%      0.10%      0.05%  0.05%      0.05%     0.02%    0.02%      --       --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                           1.04%  1.79%      1.79%      1.01%  1.76%      1.76%     0.99%(5) 1.74%      --       --
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the U.S. Government Bond Fund to: 1.06% for Class A shares and 1.80% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Bond Fund to: 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares; for the Intermediate Bond Fund to:
      1.01% for Class A shares, 1.76% for Class B shares and 1.76% for Class C shares and for the Short Term Bond Fund to: 0.99% for Class A shares and 1.74% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

(5) During the last fiscal year, the Fund's Distributor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Short Term Bond Fund to 0.89% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                      Fixed Income Funds (Municipal)--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                             Fifth Third               Fifth Third                 Fifth Third               Fifth Third
                              Municipal           Intermediate Municipal         Ohio Municipal           Michigan Municipal
                              Bond Fund                 Bond Fund                   Bond Fund                  Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Class Name                A      B        C        A      B         C         A         B         C        A        B        C
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed
   on Purchases         4.75%  None     None      3.50%  None      None      4.75%     None      None     4.75%    None     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
   (Load) Imposed on
   Reinvested
   Dividends            None   None     None      None   None      None      None      None      None     None     None     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
   Sales Load           None  5.00%(1)  1.00%(2)  None   5.00%(1)  1.00%(2)  None      5.00%(1)  1.00%(2) None     5.00%(1) 1.00%(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees         0.55%  0.55%    0.55%     0.55%  0.55%     0.55%     0.55%     0.55%     0.55%    0.45%    0.45%    0.45%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
   (12b-1) fees         0.25%  1.00%    0.75%     0.25%  1.00%     0.75%     0.25%     1.00%     0.75%    0.25%    1.00%    0.75%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses          0.38%  0.37%    0.63%     0.28%  0.28%     0.53%     0.30%     0.29%     0.55%    0.32%    0.31%    0.57%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating Expenses   1.18%  1.92%    1.93%     1.08%  1.83%     1.83%     1.10%(3)  1.84%(3)  1.85%(3) 1.02%    1.76%    1.77%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or
   Expense
   Reimbursements(4)    0.14%  0.13%    0.14%     0.10%  0.10%     0.10%       --        --        --     0.08%    0.07%    0.08%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses            1.04%  1.79%    1.79%     0.98%  1.73%     1.73%       --        --        --     0.94%(5) 1.69%    1.69%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Ohio Municipal Bond Fund to: 1.02% for Class A shares, 1.76% for Class B shares and 1.77% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to: 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares; for the Intermediate Municipal Bond Fund to: 0.98% for Class A shares, 1.73% for Class B shares and 1.73% for Class C shares and for the Michigan Municipal Bond Fund to:
      0.94% for Class A shares, 1.69% for Class B shares and 1.69% for Class C shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

(5) During the last fiscal year, the Fund's Distributor voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to 0.84% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder Fees                                                        Money Market Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                  Fifth Third               Fifth Third       Fifth Third       Fifth Third
                                                     Prime                   Government         Michigan         Municipal
                                                     Money                      Money        Municipal Money       Money
                                                  Market Fund                Market Fund       Market Fund      Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class Name                                  A          B        C                A                 A                A
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
   Imposed on Purchases                     None       None     None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends                  None       None     None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                 None      5.00%(1)  1.00%(2)         None              None             None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                             0.40%     0.40%     0.40%            0.40%             0.40%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees           0.25%     1.00%     0.75%            0.25%             0.25%            0.25%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                              0.25%     0.25%     0.50%            0.26%             0.27%            0.28%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        0.90%     1.65%     1.65%            0.91%3            0.92%            1.03%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements    0.11%(4)  0.11%(4)  0.11%(4)           --              0.13%(4)         0.40%(5)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                0.79%     1.54%     1.54%              --              0.79%(6)         0.63%
------------------------------------------------------------------------------------------------------------------------------------

(1) 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(3) During the last fiscal year, the Fund's Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Government Money Market Fund to: 0.81% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Class A shares, 1.54% for Class B shares and 1.54% for Class C shares; for the Michigan Municipal Money Market Fund to: 0.79% for Class A shares. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

(5) The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Money Market Fund to 0.63% for Class A shares. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

(6) During the last fiscal year, the Funds' Distributor voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to: 1.22% for Class B shares and 1.14% for Class C shares and for the Michigan Municipal Money Market Fund to 0.64% for Class A shares. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Equity Funds (Growth Style)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                                           1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $619          $  871          $1,142          $1,914
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $701          $  921          $1,268          $2,113
   Assuming no Redemption                                                     $201          $  621          $1,068          $2,113
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $301          $  621          $1,068          $2,306
   Assuming no Redemption                                                     $201          $  621          $1,068          $2,306
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                                             1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $631          $  906          $1,202          $2,043
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $713          $  958          $1,329          $2,240
   Assuming no Redemption                                                     $213          $  658          $1,129          $2,240
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $313          $  658          $1,129          $2,431
   Assuming no Redemption                                                     $213          $  658          $1,129          $2,431
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                                             1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $629          $  900          $1,192          $2,021
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $711          $  952          $1,319          $2,219
   Assuming no Redemption                                                     $211          $  652          $1,119          $2,219
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $311          $  652          $1,119          $2,410
   Assuming no Redemption                                                     $211          $  652          $1,119          $2,410
------------------------------------------------------------------------------------------------------------------------------------

Equity Funds (Core Style)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                                             1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $613          $  867          $1,141          $1,919
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $695          $  916          $1,262          $2,110
   Assuming no Redemption                                                     $195          $  616          $1,062          $2,110
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $298          $  618          $1,066          $2,311
   Assuming no Redemption                                                     $195          $  618          $1,066          $2,311
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Equity Funds (Core Style) (continued)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund                                               1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $543          $  675          $  863          $1,403
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $621          $  719          $  981          $1,601
   Assuming no Redemption                                                     $121          $  419          $  781          $1,601
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $221          $  419          $  781          $1,801
   Assuming no Redemption                                                     $121          $  419          $  781          $1,801
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund                                                     1 Year        3 Years         5 Years         10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $633          $  912          $1,212          $2,064
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $715          $  964          $1,339          $2,261
   Assuming no Redemption                                                     $215          $  664          $1,139          $2,261
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $315          $  664          $1,139          $2,452
   Assuming no Redemption                                                     $215          $  664          $1,139          $2,452
------------------------------------------------------------------------------------------------------------------------------------

Equity Funds (Value Style)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                                            1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $663          $1,006          $1,372          $2,398
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $750          $1,070          $1,516          $2,614
   Assuming no Redemption                                                     $250          $  770          $1,316          $2,614
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $350          $  770          $1,316          $2.806
   Assuming no Redemption                                                     $250          $  770          $1,316          $2,806
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund                                            1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $645          $1,022          $1,424          $2,543
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $728          $1,075          $1,549          $2,728
   Assuming no Redemption                                                     $228          $  775          $1,349          $2,728
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $331          $  779          $1,357          $2,927
   Assuming no Redemption                                                     $228          $  779          $1,357          $2,927
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                                            1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $658          $  991          $1,347          $2,346
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $742          $1,045          $1,475          $2,540
   Assuming no Redemption                                                     $242          $  745          $1,275          $2,540
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $342          $  745          $1,275          $2,726
   Assuming no Redemption                                                     $242          $  745          $1,275          $2,726
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value Fund                                1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $632          $  909          $1,207          $2,053
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $714          $  961          $1,334          $2,250
   Assuming no Redemption                                                     $214          $  661          $1,134          $2,250
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $313          $  658          $1,129          $2,431
   Assuming no Redemption                                                     $213          $  658          $1,129          $2,431
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Asset Allocation Funds
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Aggressive Fund(SM)                             1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $532          $  697          $  975          $1,767
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $610          $  750          $1,122          $2,013
   Assuming no Redemption                                                     $110          $  450          $  922          $2,013
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $210          $  465          $  968          $2,352
   Assuming no Redemption                                                     $110          $  465          $  968          $2,352
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Moderately Aggressive Fund(SM)                  1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $532          $  661          $  864          $1,450
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $610          $  700          $  970          $1,620
   Assuming no Redemption                                                     $110          $  400          $  770          $1,620
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $210          $  401          $  773          $1,819
   Assuming no Redemption                                                     $110          $  401          $  773          $1,819
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Moderate Fund(SM)                               1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $532          $  655          $  845          $1,393
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $610          $  704          $  980          $1,624
   Assuming no Redemption                                                     $110          $  404          $  780          $1,624
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $210          $  407          $  790          $1,865
   Assuming no Redemption                                                     $110          $  407          $  790          $1,865
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Moderately Conservative Fund(SM)                1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $532          $  676          $  910          $1,581
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $610          $  722          $1,036          $1,791
   Assuming no Redemption                                                     $110          $  422          $  836          $1,791
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $210          $  414          $  813          $1,929
   Assuming no Redemption                                                     $110          $  414          $  813          $1,929
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds LifeModel Conservative Fund(SM)                           1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $532          $  690          $  952          $1,702
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $610          $  729          $1,056          $1,865
   Assuming no Redemption                                                     $110          $  429          $  856          $1,865
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $210          $  429          $  856          $2,048
   Assuming no Redemption                                                     $110          $  429          $  856          $2,048
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Strategic Income Style
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                                           1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $338          $  733          $1,255          $2,686
   Assuming no Redemption                                                     $238          $  733          $1,255          $2,686
------------------------------------------------------------------------------------------------------------------------------------

Specialty Funds
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Select Stock Fund                                               1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $664          $1,047          $1,453          $2,586
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $748          $1,100          $1,579          $2,771
   Assuming no Redemption                                                     $248          $  800          $1,379          $2,771
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $351          $  802          $1,383          $2,959
   Assuming no Redemption                                                     $248          $  802          $1,383          $2,959
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund                                                 1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $705          $1,134          $1,587          $2,839
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $790          $1,189          $1,713          $3,020
   Assuming no Redemption                                                     $290          $  889          $1,513          $3,020
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $385          $  874          $1,489          $3,147
   Assuming no Redemption                                                     $285          $  874          $1,489          $3,147
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                                       1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $655          $  989          $1,355          $2,383
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $738          $1,044          $1,487          $2,583
   Assuming no Redemption                                                     $238          $  744          $1,287          $2,583
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $338          $  743          $1,284          $2,762
   Assuming no Redemption                                                     $238          $  743          $1,284          $2,762
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Fixed Income Funds (Taxable)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund                                                       1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $576          $  811          $1,064          $1,787
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $682          $  884          $1,212          $2,008
   Assuming no Redemption                                                     $182          $  584          $1,012          $2,008
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $285          $  584          $1,012          $2,203
   Assuming no Redemption                                                     $182          $  584          $1,012          $2,203
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                                          1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $449          $  671          $  910          $1,594
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $679          $  865          $1,175          $1,925
   Assuming no Redemption                                                     $179          $  565          $  975          $1,925
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $282          $  565          $  975          $2,123
   Assuming no Redemption                                                     $179          $  565          $  975          $2,123
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                                            1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $447          $  658          $  886          $1,541
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $280          $  552          $  952          $2,071
   Assuming no Redemption                                                     $177          $  552          $  952          $2,071
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                                       1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $589          $  829          $1,088          $1,828
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $294          $  600          $1,032          $2,233
   Assuming no Redemption                                                     $194          $  600          $1,032          $2,233
------------------------------------------------------------------------------------------------------------------------------------

Fixed Income Funds (Municipal)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                                             1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $576          $  819          $1,080          $1,827
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $682          $  891          $1,225          $2,040
   Assuming no Redemption                                                     $182          $  591          $1,025          $2,040
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $285          $  593          $1,029          $2,242
   Assuming no Redemption                                                     $182          $  593          $1,029          $2,242
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund                                1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $446          $  672          $  915          $1,612
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $676          $  866          $1,181          $1,943
   Assuming no Redemption                                                     $176          $  566          $  981          $1,943
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $279          $  566          $  981          $2,140
   Assuming no Redemption                                                     $176          $  566          $  981          $2,140
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Fixed Income Funds (Municipal) (continued)
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                                        1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $582          $  808          $1,052          $1,752
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $687          $  879          $1,195          $1,965
   Assuming no Redemption                                                     $187          $  579          $  995          $1,965
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $288          $  582          $1,001          $2,169
   Assuming no Redemption                                                     $188          $  582          $1,001          $2,169
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $566          $  777          $1,004          $1,657
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $672          $  847          $1,148          $1,872
   Assuming no Redemption                                                     $172          $  547          $  948          $1,872
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $275          $  549          $  952          $2,077
   Assuming no Redemption                                                     $172          $  549          $  952          $2,077
------------------------------------------------------------------------------------------------------------------------------------

Money Market Funds
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund                                         1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $ 81          $  276          $  488          $1,098
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares
   Assuming Redemption                                                        $657          $  810          $1,087          $1,745
   Assuming no Redemption                                                     $157          $  510          $  887          $1,745
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares
   Assuming Redemption                                                        $260          $  510          $  887          $1,945
   Assuming no Redemption                                                     $157          $  510          $  887          $1,945
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund                                    1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $ 93          $  290          $  504          $1,120
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Money Market Fund                            1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $ 81          $  280          $  497          $1,119
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Money Market Fund                                     1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              $ 64          $  246          $  489          $1,185
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Select Stock Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. Government bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                         FUND CODE
--------------------------------------------------------------------------------
Small Cap Growth Fund                                                  1
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                                    2
--------------------------------------------------------------------------------
Quality Growth Fund                                                    3
--------------------------------------------------------------------------------
Large Cap Core Fund                                                    4
--------------------------------------------------------------------------------
Equity Index Fund                                                      5
--------------------------------------------------------------------------------
Balanced Fund                                                          6
--------------------------------------------------------------------------------
Micro Cap Value Fund                                                   7
--------------------------------------------------------------------------------
Small Cap Value Fund                                                   8
--------------------------------------------------------------------------------
Multi Cap Value Fund                                                   9
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                                      10
--------------------------------------------------------------------------------
Strategic Income Fund                                                 11
--------------------------------------------------------------------------------
Select Stock Fund                                                     12
--------------------------------------------------------------------------------
Technology Fund                                                       13
--------------------------------------------------------------------------------
International Equity Fund                                             14
--------------------------------------------------------------------------------
Bond Fund                                                             15
--------------------------------------------------------------------------------
Intermediate Bond Fund                                                16
--------------------------------------------------------------------------------
Short Term Bond Fund                                                  17
--------------------------------------------------------------------------------
U.S. Government Bond Fund                                             18
--------------------------------------------------------------------------------
Municipal Bond Fund                                                   19
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                      20
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                              21
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                          22
--------------------------------------------------------------------------------
Prime Money Market Fund                                               23
--------------------------------------------------------------------------------
Government Money Market Fund                                          24
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                                  25
--------------------------------------------------------------------------------
Municipal Money Market Fund                                           26
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                       27
--------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                      FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company                     1-9, 11-14, 16        Market
held by a U.S. bank that issues a receipt evidencing ownership.                                                   Political
                                                                                                              Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company receivables, home equity              2, 5, 12, 15-17,     Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed           19-26            Market
by other types of receivables or other assets.                                                                      Credit
                                                                                                                 Interest Rate
                                                                                                                  Regulatory
                                                                                                                   Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a                  1-27             Credit
commercial bank. Maturities are generally six months or less.                                                       Liquidity
                                                                                                                    Market
                                                                                                                 Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Bear Funds: A Fund intended to increase/decrease in value inversely to the stock                    14             Inverse
or equity index to which it relates.                                                                                Market
                                                                                                                   Leverage
                                                                                                                   Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the               1-27             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                                Credit
principal amount of the loan at maturity.                                                                        Interest Rate
                                                                                                                   Political
------------------------------------------------------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to buy, and obligates                1-23           Management
the seller of the option to sell, a security at a specified price. A put option gives the                          Liquidity
buyer the right to sell, and obligates the seller of the option to buy                                              Credit
a security at a specified price.                                                                                    Market
                                                                                                                   Leverage
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.                         1-10, 12-26          Market
                                                                                                                    Credit
                                                                                                                   Liquidity
                                                                                                                 Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Closed-End Funds: Funds traded on an exchange, which are not redeemable                           10, 14            Market
on a continuous basis.                                                                                             Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations: Mortgage-backed bonds that separate                       5, 15-23, 25       Pre-Payment
mortgage pools into different maturity classes.                                                                    Interest
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory notes issued                         1-27             Credit
by corporations and other entities. Maturities generally vary from a few                                           Liquidity
days to nine months.                                                                                                Market
                                                                                                                 Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                                                   1-12, 14          Market
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that convert to common stock.                 2-12, 14-18,         Market
                                                                                                  20, 21            Credit
------------------------------------------------------------------------------------------------------------------------------------
Derivatives: Instruments whose value is derived from an underlying contract,                       1-27            Management
index or security, or any combination thereof, including futures, options                                           Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                                     Credit
                                                                                                                   Liquidity
                                                                                                                   Leverage
                                                                                                                 Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions: Foreign currency transactions include forward                        14        Foreign Investment
foreign currency exchange contracts, foreign currency options, and foreign                                          Market
currency futures transactions.                                                                                     Political
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                       FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities: Stocks issued by foreign companies, as well as commercial                    2-5, 9, 12,         Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                13, 14, 20, 23       Political
U.S. banks and supranational entities.                                                                              Liquidity
                                                                                                               Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Forward Commitments: A purchase of, or contract to purchase, securities at                     1, 3, 4, 14-27       Leverage
a fixed price for delivery at a future date.                                                                        Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future sale and                        1-5, 7, 9,        Management
purchase of a specified amount of a specified security, class of securities, or an                  11-22            Market
index at a specified time in the future and at a specified price.                                                    Credit
                                                                                                                    Liquidity
                                                                                                                    Leverage
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Investment Contracts: Contract between a fund and an insurance                     17, 19-22, 24-26       Credit
company that guarantees a specific rate of return on the invested capital over the life of the contract.
------------------------------------------------------------------------------------------------------------------------------------
High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt securities are                  6, 8, 10, 14         Credit
securities that are rated below investment grade by the primary rating agencies                                      Market
(e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's).                                                Liquidity
These securities are considered speculative and involve greater risk of loss than                                 Interest Rate
investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities: Securities which may be difficult to sell at an acceptable price.              1-27            Liquidity
                                                                                                                     Market
------------------------------------------------------------------------------------------------------------------------------------
Index-Based Securities: Index-based securities entitle a holder to receive                          1-14             Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities: Shares of investment companies. These investment                     1-27             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bonds: Interest-bearing or discounted government or corporate                      1-27             Market
securities that obligate the issuer to pay the bondholder a specified sum                                            Credit
of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------------
Leveraged Funds: Funds that utilize leverage in an attempt to maximize gains.                        14              Market
                                                                                                                    Leverage
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations: A loan participation note represents participation in a corporate              15-26            Credit
loan of a commercial bank with a remaining maturity of one year or less.                                            Liquidity
                                                                                                                  Interest Rate
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                      FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Money Market Instruments: Investment-grade, U.S. dollar denominated debt                           1-27             Market
securities that have remaining maturities of one year or less. These securities may                                 Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real estate loans and                2, 5, 12, 15-23,     Pre-Payment
pools of loans. These include collateralized mortgage obligations and real estate                 25, 26            Market
mortgage investment conduits.                                                                                       Credit
                                                                                                                  Regulatory
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls: Transactions in which a Fund sells securities and                       15-22, 25, 26        Market
simultaneously contracts with the same counterparty to repurchase similar                                         Regulatory
but not identical securities on a specified future date.                                                          Pre-Payment
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision to obtain              15-27            Market
funds for various public purposes. Municipal securities include (a) governmental lease                              Credit
certificates of participation issued by state or municipal authorities where payment                               Political
is secured by installment payments for equipment, buildings, or other facilities being                                Tax
leased by the state or municipality; (b) government lease certificates purchased by                               Regulatory
the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f)
bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h)
general obligation bonds.
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests: Interests in bank loans made to corporations.                        1, 3, 4, 15-26     Interest Rate
                                                                                                                    Credit
                                                                                                                   Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks: Preferred stocks are equity securities that generally pay                      3, 5, 11,          Market
dividends at a specified rate and have preference over common stock in the payment                 13, 14
of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs): Pooled investment vehicles investing primarily            1-22, 26           Credit
in income producing real estate or real estate loans or interest.                                                Interest Rate
                                                                                                                   Liquidity
                                                                                                                  Management
                                                                                                                    Market
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the simultaneous commitment                  1-27             Market
to return the security to the seller at an agreed upon price on an agreed upon date.                               Leverage
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of 1933,                 1-27            Liquidity
such as privately placed commercial paper and Rule 144A securities.                                                 Market
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and the simultaneous                         1-27             Market
commitment to buy the security back at an agreed upon price on an agreed upon                                      Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's total assets. In return             1-26             Market
the Fund will receive cash, other securities, and/or letters of credit.                                            Leverage
                                                                                                                   Liquidity
                                                                                                                    Credit
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Trading: The sale of a security soon after its purchase. A portfolio                 2, 3, 5-22          Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------
Small and Micro Cap Equities: Equity securities of companies with market                       1, 3, 5-8, 14        Market
capitalization within or lower than those included in the S&P Small Cap 600                                        Liquidity
Index (whose market capitalization range is generally between $23 million and $2.6 billion).
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                      FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Stand-by Commitments: Contract where a dealer agrees to purchase at a                              19-26            Market
Fund's option a specified municipal obligation at its amortized cost value to the
Fund plus accrued interest.
------------------------------------------------------------------------------------------------------------------------------------
Stock-Index Options: A security that combines features of options with securities              1-3, 5, 7, 8       Management
trading using composite stock indices.                                                             11-14            Market
                                                                                                                    Credit
                                                                                                                   Liquidity
                                                                                                                   Leverage
------------------------------------------------------------------------------------------------------------------------------------
Stripped Obligations: U.S. Treasury Obligations and their unmatured interest                       15-27         Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                        1-27            Liquidity
deposit of funds.                                                                                                   Credit
                                                                                                                    Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and                               1-27          Interest Rate
instrumentalities of the U.S. Government. These include Fannie Mae, and Freddie Mac.                                Credit
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded                     1-27          Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest rates which are             3, 5, 10, 15-27       Credit
reset daily, weekly, quarterly or some other period and which may be payable to                                    Liquidity
the Fund on demand.                                                                                                 Market
------------------------------------------------------------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred stock or bonds, that give the             1, 5, 7, 9,         Market
holder the right to buy a proportionate amount of common stock at a specified price.              13, 14            Credit
------------------------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery Transactions: Purchase or contract to purchase                    1-27             Market
securities at a fixed price for delivery at a future date. Under normal market                                     Leverage
conditions, when-issued purchases and forward commitments will not exceed                                          Liquidity
25% of the value of a Fund's total assets.                                                                          Credit
------------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds                      1, 3, 4, 7, 10        Market
issued by foreign corporations or governments. Sovereign bonds are those issued                    19-26            Credit
by the government of a foreign country. Supranational bonds are those issued                                     Interest Rate
by supranational entities, such as the World Bank and European Investment                                          Political
Bank. Canadian bonds are those issued by Canadian provinces.                                                  Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no                         13-27            Credit
interest, but are issued at a discount from their value at maturity. When                                           Market
held to maturity, their entire return equals the difference between their                                        Interest Rate
issue price and their maturity value.
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated Additional Information About the Funds' Investments debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Additional Information About the Funds' Investments

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Investment Policies of the Underlying Funds

The following is a brief description of the principal investment policies of the U.S. Treasury Money Market Fund, an Underlying Fund of the LifeModel Funds whose policies are not otherwise described in this Prospectus.

U.S. Treasury Money Market Fund

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.

Fund Management

Investment Advisor and Subadvisor

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank and Heartland is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund. Chartwell Investment Partners LP ("Chartwell"), 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, serves as investment subadvisor to Fifth Third Small Cap Value Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. As of September 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $393.6 billion of assets under management, including approximately $83.0 billion of assets held by mutual funds (including sub-advisory relationships). As of September 30, 2003, Chartwell had approximately $6.5 billion in total assets under management, including approximately $2.1 billion of assets held by mutual funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

Fund Management

The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                           As a percentage of
                                                           average net assets
--------------------------------------------------------------------------------
Small Cap Growth Fund                                             0.70%
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                               0.80%
--------------------------------------------------------------------------------
Quality Growth Fund                                               0.80%
--------------------------------------------------------------------------------
Large Cap Core Fund                                               0.70%
--------------------------------------------------------------------------------
Equity Index Fund                                                 0.25%
--------------------------------------------------------------------------------
Balanced Fund                                                     0.80%
--------------------------------------------------------------------------------
Micro Cap Value Fund                                              1.00%
--------------------------------------------------------------------------------
Small Cap Value Fund*                                             0.90%
--------------------------------------------------------------------------------
Multi Cap Value Fund                                              1.00%
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                                  0.80%
--------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)                                     0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM)                          0.03%
--------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)                                       0.03%
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM)                        0.03%
--------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)                                   0.03%
--------------------------------------------------------------------------------
Strategic Income Fund                                             1.00%
--------------------------------------------------------------------------------
Select Stock Fund                                                 0.80%
--------------------------------------------------------------------------------
Technology Fund                                                   1.00%
--------------------------------------------------------------------------------
International Equity Fund*                                        1.00%
--------------------------------------------------------------------------------
Bond Fund                                                         0.60%
--------------------------------------------------------------------------------
Intermediate Bond Fund                                            0.55%
--------------------------------------------------------------------------------
Short Term Bond Fund                                              0.50%
--------------------------------------------------------------------------------
U.S. Government Bond Fund                                         0.44%
--------------------------------------------------------------------------------
Municipal Bond Fund                                               0.55%
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                  0.55%
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                          0.55%
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                      0.45%
--------------------------------------------------------------------------------
Prime Money Market Fund                                           0.40%
--------------------------------------------------------------------------------
Government Money Market Fund                                      0.40%
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                              0.40%
--------------------------------------------------------------------------------
Municipal Money Market Fund                                       0.15%
--------------------------------------------------------------------------------

*     The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management

Portfolio Managers

Fifth Third Asset Management, Inc.

Equity Funds

Denis J. Amato has been the portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August 2001, and the co-portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002 and the Fifth Third Small Cap Value Fund since February 2003. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Scott A. Billeadeau has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Balanced Fund (fixed income portion) since April 2000. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

John F. Clancy has been the portfolio manager of the Fifth Third Small Cap Growth Fund since September 2002. Currently, he is a Vice President of Fifth Third Bank. Prior to becoming a portfolio manager of the Fund, Mr. Clancy spent almost five years as a Senior Portfolio Manager for Fifth Third's Investment Advisors Division, where he managed more than $400 million in personal and institutional assets. Prior to joining Fifth Third in 1998, he worked for two years as the Trust Investment Officer at North Side Bank & Trust Company and spent two years as a financial advisor at Prudential Securities, Inc. He earned his BS in International Affairs from the United States Air Force Academy and an MBA from the University of West Florida.

David C. Eder has been the co-portfolio manager of the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund, and the co-portfolio manager of the Fifth Third Mid Cap Growth Fund since June, 1993 and the portfolio manager of the Fifth Third Select Stock Fund since April 2002. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 24 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S.-Business in Finance, Investments & Banking from the University of Wisconsin.

Michael M. Hays has been the co-portfolio manager of the Fifth Third Micro Cap Value Fund since January 2003 and the portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over 26 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Fund Management

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002. He is currently a Vice President and Director of Disciplined Value Strategy for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over 31 years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation. He is a member and past president of the Cleveland Society of Security Analysts.

Peter M. Klein has been the co-portfolio manager of the Fifth Third Multi Cap Value Fund since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

Allan J. Meyers has been the portfolio manager of the Fifth Third Large Cap Core Fund since November 1997. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over 24 years of portfolio management experience, including 19 years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.

Daniel C. Popowics has been the co-portfolio manager of the Fifth Third Balanced Fund (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Assistant Vice President and Equity Analyst with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples and Health Care industries and manages personal trust and charitable accounts. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Quality Growth Fund since September 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since February 2002 and the co-portfolio manager of the Fifth Third Large Cap Core Fund since September 2002. Mr. Russell has been the Director of Equity Research and Growth Funds Management for three years and carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Daniel Skubiz has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since September 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

Brian J. Smolinski has been the portfolio manager of the Fifth Third Equity Index Fund since June 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Fund Management

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since April 2000. For eleven years, Mr. Stapley has been a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company and has over fifteen years of total portfolio management experience. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

E. Keith Wirtz has been the co-portfolio manager of the Fifth Third Small Cap Value Fund and the Fifth Third Select Stock Fund since October 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

STRATEGIC INCOME AND SPECIALTY FUNDS

David C. Eder has been the portfolio manager of the Fifth Third International Equity Fund since January 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Scott A. Billeadeau has been the co-portfolio manager of the Fifth Third Technology Fund since November 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

Sunil M. Reddy has been the portfolio manager for the Fifth Third Technology Fund since June 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

John B. Schmitz has been the portfolio manager of the Fifth Third Strategic Income Fund since September 2002. Previously, John spent 8 years as the co-manager of the Fifth Third International Equity Fund and 5 years as manager of the Fifth Third Disciplined Large Cap Value Fund. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

E. Keith Wirtz has been the co-portfolio manager of the Fifth Third International Equity Fund since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the co-portfolio manager of the Fifth Third Strategic Income Fund since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent more than 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Fund Management

Asset Allocation Funds

John E. Augustine is the portfolio manager for the Fifth Third LifeModel Funds and is the Director of Investment Strategy for Fifth Third Bank's Investment Advisors Division. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Committee and has been practicing portfolio management for over twelve years. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of the Ohio State University and the Midwest Bankers Association Trust School. He is a former president and Board member for the Dayton Society of Financial Analysts; is on the University of Dayton--Flyer Investment Advisory Board and teaches investment management to the MBA candidates at the University of Dayton.

Bond Funds

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since January 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan chapter of the Investment Analysts Society of Chicago.

Michael J. Martin has been the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November 1997; co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund since January 1995; and for the Fifth Third Ohio Municipal Bond Fund since January 2001. Mr. Martin has over ten years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Christian L. Rieddle, CFA, has been the co-portfolio manager of the Fifth Third Bond Fund, the Fifth Third Intermediate Bond Fund, and the Fifth Third U.S. Government Bond Fund since June 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund and co-portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since November 1999; and the Fifth Third Bond Fund since March 1995; and the co-portfolio manager of the Fifth Third Short Term Bond Fund since November, 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

Fund Management

David L. Withrow has been the portfolio manager of the Fifth Third Short Term Bond Fund since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Morgan Stanley Investment Management Inc.

Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Chartwell Investment Partners L.P.

David C. Dalrymple, CFA, has been the co-portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Dalrymple is a Managing Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1991 to 1997, he was a portfolio manager for Delaware Investment Advisors. Mr. Dalrymple earned a Bachelor's degree in Business Management from Clarkson University and an MBA from Cornell University's Johnson School. He holds the Chartered Financial Analyst designation.

Bob Zenouzi has been the co-portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Zenouzi is a Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1992 to 1999, he was a portfolio manager for Delaware Investment Advisors. Mr. Zenouzi earned a Bachelor of Science degree in finance from Babson College and a Master of Science degree in finance from Boston College.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Municipal Money Market Fund and the Fifth Third Michigan Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Government Money Market Fund calculates its NAV at 2 p.m. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Stock Funds, the Asset Allocation Funds, or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or other servicing agent on the following schedule Eastern Time in order to receive that day's NAV: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund -- 12 noon; Fifth Third Government Money Market Fund -- 2 p.m.; and Fifth Third Prime Money Market Fund -- 4 p.m.

You may purchase Class A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Information

Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative at your financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o     minimum investment requirements

o     exchange policies

o     cutoff time for investments

o     redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

The minimum initial investment in Class A shares, Class B shares, or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Class B shares by a shareholder.

Shareholder Information

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

Systematic Investment Program

You may make monthly systematic investments in Class A, B, or C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time

Shareholder Information

designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask them for exchange procedures or call 1-800-282-5706.

Notes on exchanges

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders.

Shareholder Information

Automatic Exchange Program--Prime Money Market Fund's Class B shares only

You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

Distribution Arrangements/Sales Charges for Stock, Bond and Money Market Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                            Class A                         Class B                          Class C
------------------------------------------------------------------------------------------------------------------------------------
Charge (Load)                        Front-end sales charge         No front-end sales charge.        No front-end sales
                                     (not applicable to money       A contingent deferred sales       charge. A contingent
                                     market funds); reduced         charge (CDSC) will be             deferred sales charge
                                     sales charges available.       imposed on shares redeemed        (CDSC) will be imposed
                                                                    within 6 years after purchase.    on shares redeemed
                                                                                                      within 12 months after
                                                                                                      purchase.
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee     Subject to annual              Subject to annual                 Subject to annual
                                     distribution and               distribution and shareholder      distribution and shareholder
                                     shareholder servicing          servicing fees of up to 1.00%     servicing fees of up to 0.75%
                                     fees of up to 0.25%            of the Fund's assets.             of the Fund's assets.
                                     of the Fund's assets.                                            (Also subject to a non-12b-1
                                                                                                      fee for shareholder servicing
                                                                                                      of up to 0.25% of the
                                                                                                      Fund's assets.)
------------------------------------------------------------------------------------------------------------------------------------
Fund Expenses                        Lower annual expenses          Higher annual expenses            Higher annual expenses
                                     than Class B and C shares.     than Class A shares.              than Class A shares.
------------------------------------------------------------------------------------------------------------------------------------
Conversion                            None                          Converts to Class A               None
                                                                    shares after 8 years.
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Information

Calculation of Sales Charges
Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge.) Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                         Equity Funds                    Select Bond Funds+             Other Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
                                Sales Charge     Sales Charge     Sales Charge     Sales Charge     Sales Charge    Sales Charge
                                  as a % of        as a % of        as a % of        as a % of        as a % of      as a % of
                               Offering Price   Your Investment   Offering Price  Your Investment  Offering Price  Your Investment
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                   5.00%              5.26%           3.50%             3.63%         4.75%              4.99%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000      4.50%              4.71%           3.00%             3.09%         4.25%              4.44%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000     3.50%              3.63%           2.50%             2.56%         3.50%              3.63%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000     2.50%              2.56%           2.00%             2.04%         2.50%              2.56%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000   2.00%              2.04%           1.50%             1.52%         2.00%              2.04%
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more*                 0.00%              0.00%           0.00%             0.00%         0.00%              0.00%
------------------------------------------------------------------------------------------------------------------------------------

+ "Select Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

* If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Sales Charge Reductions

The Funds offer reduced sales charges under certain circumstances as defined below. As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all the sales charge reductions to which you are entitled.

      o Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

      o Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class B Shares

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information

Class B shares are subject to the following CDSC schedule:

                                           % of NAV (at time of purchase or sale
   Year of Redemption After Purchase        if lower) deducted from proceeds
--------------------------------------------------------------------------------
During the first year                                        5%
--------------------------------------------------------------------------------
During the second year                                       4%
--------------------------------------------------------------------------------
During the third or fourth years                             3%
--------------------------------------------------------------------------------
During the fifth year                                        2%
--------------------------------------------------------------------------------
During the sixth year                                        1%
--------------------------------------------------------------------------------
During the seventh or eight years                            0%
--------------------------------------------------------------------------------

Sales Charge Waivers
Class A Shares

The following transactions qualify for waivers of sales charges that apply to Class A shares:

      o Shares purchased by investment representatives through fee-based investment products or accounts.

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

      o Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

      o     Shares purchased by former Kent Fund Investment Class shareholders.

      o Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

      o Shares purchased with certain proceeds from redemptions of unaffiliated mutual fund shares. See details below in Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

      o Redemptions from accounts following the death or disability of the shareholder.

      o Investors who purchased through a participant directed defined benefit plan.

      o     Returns of excess contributions to certain retirement plans.

      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

      o Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent

Shareholder Information

deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

Reinstatement Privilege

If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

An investor may purchase Class A shares of the Trust at net asset value (i.e., without a sales charge) with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund ("Eligible Unaffiliated Shares") if the purchase or redemption of Eligible Unaffiliated Shares and the purchase of Class A shares of the Trust are made through the same financial institution, and Eligible Unaffiliated Shares were purchased or redeemed subject to a sales charge. Such purchase at net asset value may be made regardless of the period during which the Eligible Unaffiliated Shares were held. In all cases, the purchase must be made within 60 days of the redemption of the Eligible Unaffiliated Shares, and the Trust must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made.

Distribution/Service (12b-1) Fees for All Funds

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

      o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

      o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

      o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Class A Shares

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Shareholder Information

Dealers Incentives

The distributor, in its discretion, may pay, out of its own assets, certain dealers selling Class A shares, Class B shares, or Class C shares all or a portion of the sales charges it normally retains. The Distributor may also pay a finders fee on purchases of Class A shares exceeding $1,000,000 as described in the Statement of Additional Information.

Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares or Class C shares, because Class A shares have lower operating expenses than Class B shares or Class C shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the following Funds:
Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund.

Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Strategic Income Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Intermediate Bond Fund.

Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Balanced Fund, Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderately Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM), and Fifth Third LifeModel Aggressive Fund(SM).

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Value Fund, Fifth Third Small Cap Growth Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

Expenses

The expenses for investing in funds of funds, like the LifeModel Funds(SM), are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds(SM) invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Shareholder Information

Taxation of Distributions

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). The use of a fund of funds structure could affect the amount, timing, and character of distributions to shareholders. See the Statement of Additional Information for further details.

Foreign Investments

Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund ("Municipal Securities Funds").

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

Shareholder Information

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from that Fund for purposes of the Ohio franchise tax net income base.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth based on the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                Change in Net Assets                          Less Dividends and
                                                             Resulting from Operations                        Distributions from
                                                             -------------------------                        ------------------
                                                                            Net Realized
                                                                                and
                                                                             Unrealized      Change in
                                            Net Asset                      Gains/(Losses)    Net Assets
                                              Value,            Net             from         Resulting          Net         Net
                                            Beginning        Investment       Investment        from         Investment   Realized
                                            of Period      Income/(Loss)     Transactions    Operations        Income      Gains
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/98                           $18.33           (0.01)            (1.08)         (1.09)            --       (1.85)
Year ended 12/31/99                           $15.39           (0.02)             4.15           4.13             --       (0.33)
Year ended 12/31/00                           $19.19              --             (0.13)         (0.13)            --       (0.19)
1/01/01 to 7/31/01(c)                         $18.87           (0.04)            (1.06)         (1.10)            --       (0.06)
Year ended 7/31/02                            $17.71           (0.07)            (3.56)         (3.63)            --       (0.56)
Year ended 7/31/03                            $13.52           (0.06)             2.19           2.13             --          --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                        $16.54           (0.05)            (2.34)         (2.39)            --       (0.56)
Year ended 7/31/03                            $13.59           (0.14)             2.16           2.02             --          --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                        $16.54           (0.11)            (2.28)         (2.39)            --       (0.56)
Year ended 7/31/03                            $13.59           (0.14)             2.17           2.03             --          --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/99                            $16.19           (0.10)             1.17           1.07             --       (1.44)
Year ended 7/31/00                            $15.82           (0.08)             4.60           4.52             --       (1.18)
Year ended 7/31/01                            $19.16              --             (1.73)         (1.73)            --       (2.49)
Year ended 7/31/02                            $14.94           (0.09)            (4.27)         (4.36)            --       (0.47)
Year ended 7/31/03                            $10.11           (0.09)             1.80           1.71             --          --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                        $17.91              --             (0.56)         (0.56)            --       (2.49)
Year ended 7/31/02                            $14.86           (0.14)            (4.27)         (4.41)            --       (0.47)
Year ended 7/31/03                            $ 9.98           (0.17)(3)          1.78           1.61             --          --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/99                            $15.98           (0.18)             1.16           0.98             --       (1.44)
Year ended 7/31/00                            $15.52           (0.16)             4.47           4.31             --       (1.18)
Year ended 7/31/01                            $18.65              --             (1.80)         (1.80)            --       (2.49)
Year ended 7/31/02                            $14.36           (0.18)            (4.08)         (4.26)            --       (0.47)
Year ended 7/31/03                            $ 9.63           (0.16)(3)          1.70           1.54             --          --
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/99                            $20.26           (0.06)             5.06           5.00             --       (1.95)
Year ended 7/31/00                            $23.31           (0.07)             4.05           3.98             --       (1.17)
Year ended 7/31/01                            $26.12              --             (4.88)         (4.88)            --       (2.91)
Year ended 7/31/02                            $18.33           (0.08)            (4.89)         (4.97)            --       (0.59)
Year ended 7/31/03                            $12.77           (0.02)             1.29           1.27             --          --
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                        $24.17              --             (3.03)         (3.03)            --       (2.91)
Year ended 7/31/02                            $18.23           (0.16)            (4.88)         (5.04)            --       (0.59)
Year ended 7/31/03                            $12.60           (0.12)             1.27           1.15             --          --
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/99                            $20.10           (0.18)             5.00           4.82             --       (1.95)
Year ended 7/31/00                            $22.97           (0.19)             3.98           3.79             --       (1.17)
Year ended 7/31/01                            $25.59              --             (4.90)         (4.90)            --       (2.91)
Year ended 7/31/02                            $17.78           (0.20)            (4.71)         (4.91)            --       (0.59)
Year ended 7/31/03                            $12.28           (0.11)             1.23           1.12             --          --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                                 Ratios/Supplemental Data
                                                                                                ---------------------------

                                                                                                                  Ratios of
                                                                Net              Total             Net            Expenses
                                               Total           Asset            Return           Assets,             to
                                             Dividends        Value,           (excludes         End of            Average
                                                and           End of             sales           Period              Net
                                           Distributions      Period            charge)          (000's)           Assets
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/98                            (1.85)        $  15.39           (6.40%)         $ 23,455            1.19%
Year ended 12/31/99                            (0.33)        $  19.19           27.73%          $ 26,282            1.19%
Year ended 12/31/00                            (0.19)        $  18.87           (0.59%)         $ 25,231            1.16%
1/01/01 to 7/31/01(c)                          (0.06)        $  17.71           (5.85%)*        $ 21,481            1.18%**
Year ended 7/31/02                             (0.56)        $  13.52          (21.15%)         $ 16,468            1.18%
Year ended 7/31/03                                --         $  15.65           15.75%          $ 16,471            1.19%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                         (0.56)        $  13.59          (13.01%)*        $    872            1.93%**
Year ended 7/31/03                                --         $  15.61           14.86%          $  1,407            1.94%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                         (0.56)        $  13.59          (13.01%)*        $    346            1.93%**
Year ended 7/31/03                                --         $  15.62           14.94%          $    436            1.93%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/99                             (1.44)        $  15.82            7.29%          $ 27,966            1.28%
Year ended 7/31/00                             (1.18)        $  19.16           30.22%          $ 36,430            1.24%
Year ended 7/31/01                             (2.49)        $  14.94          (10.18%)         $ 41,278            1.28%
Year ended 7/31/02                             (0.47)        $  10.11          (30.21%)         $ 30,165            1.36%
Year ended 7/31/03                                --         $  11.82           17.03%          $ 35,504            1.35%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                         (2.49)        $  14.86           (4.46%)*        $  3,757            2.05%**
Year ended 7/31/02                             (0.47)        $   9.98          (30.65%)         $  5,008            2.12%
Year ended 7/31/03                                --         $  11.59           16.13%          $  5,846            2.10%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/99                             (1.44)        $  15.52            6.79%          $    794            1.85%
Year ended 7/31/00                             (1.18)        $  18.65           29.48%          $    979            1.74%
Year ended 7/31/01                             (2.49)        $  14.36          (10.95%)         $  1,410            1.99%
Year ended 7/31/02                             (0.47)        $   9.63          (30.67%)         $  1,061            2.12%
Year ended 7/31/03                                --         $  11.17           15.99%          $  1,525            2.10%
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/99                             (1.95)        $  23.31           26.48%          $116,963            1.21%
Year ended 7/31/00                             (1.17)        $  26.12           17.60%          $208,342            1.25%
Year ended 7/31/01                             (2.91)        $  18.33          (20.16%)         $340,596            1.28%
Year ended 7/31/02                             (0.59)        $  12.77          (28.08%)         $221,972            1.34%
Year ended 7/31/03                                --         $  14.04            9.95%          $211,221            1.33%
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                         (2.91)        $  18.23          (24.58%)*        $ 14,531            2.05%**
Year ended 7/31/02                             (0.59)        $  12.60          (28.63%)         $ 19,678            2.10%
Year ended 7/31/03                                --         $  13.75            9.13%          $ 20,700            2.08%
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/99                             (1.95)        $  22.97           25.76%          $  9,775            1.80%
Year ended 7/31/00                             (1.17)        $  25.59           17.01%          $ 13,791            2.00%
Year ended 7/31/01                             (2.91)        $  17.78          (20.71%)         $ 11,687            1.98%
Year ended 7/31/02                             (0.59)        $  12.28          (28.62%)         $  8,044            2.09%
Year ended 7/31/03                                --         $  13.40            9.12%          $  8,380            2.08%
---------------------------------------------------------------------------------------------------------------------------------

                                                           Ratios/Supplemental Data
                                                -----------------------------------------------

                                                                     Ratios of
                                                Ratios of Net        Expenses
                                                 Investment             to
                                                Income/(Loss)         Average            Portfolio
                                                 to Average             Net              Turnover
                                                 Net Assets         Assets (a)           Rate (b)
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/98                               (0.07%)              1.20%                41%
Year ended 12/31/99                               (0.11%)              1.20%                19%
Year ended 12/31/00                               (0.36%)              1.17%                28%
1/01/01 to 7/31/01(c)                             (0.41%)**            1.18%**              13%
Year ended 7/31/02                                (0.46%)              1.21%                25%
Year ended 7/31/03                                (0.42%)              1.23%                63%
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                            (1.25%)**            1.98%**              25%
Year ended 7/31/03                                (1.17%)              1.98%                63%
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                            (1.26%)**            1.97%**              25%
Year ended 7/31/03                                (1.16%)              1.98%                63%
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/99                                (0.59%)              1.39%                49%
Year ended 7/31/00                                (0.51%)              1.29%                42%
Year ended 7/31/01                                (0.49%)              1.32%                26%
Year ended 7/31/02                                (0.74%)              1.39%                27%
Year ended 7/31/03                                (0.89%)              1.35%                25%
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                            (1.24%)**            2.09%**              26%
Year ended 7/31/02                                (1.51%)              2.15%                27%
Year ended 7/31/03                                (1.64%)              2.10%                25%
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/99                                (1.07%)              2.17%                49%
Year ended 7/31/00                                (1.01%)              2.04%                42%
Year ended 7/31/01                                (1.20%)              2.15%                26%
Year ended 7/31/02                                (1.49%)              2.14%                27%
Year ended 7/31/03                                (1.64%)              2.10%                25%
--------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/99                                (0.29%)              1.29%                34%
Year ended 7/31/00                                (0.35%)              1.28%                21%
Year ended 7/31/01                                (0.46%)              1.28%                20%
Year ended 7/31/02                                (0.49%)              1.34%                20%
Year ended 7/31/03                                (0.19%)              1.33%                19%
--------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d) to 7/31/01                            (1.22%)**            2.05%**              20%
Year ended 7/31/02                                (1.25%)              2.10%                20%
Year ended 7/31/03                                (0.94%)              2.08%                19%
--------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/99                                (0.89%)              2.10%                34%
Year ended 7/31/00                                (0.85%)              2.28%                21%
Year ended 7/31/01                                (1.17%)              2.11%                20%
Year ended 7/31/02                                (1.24%)              2.09%                20%
Year ended 7/31/03                                (0.94%)              2.08%                19%
--------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                           Change in Net Assets                       Less Dividends and
                                                         Resulting from Operations                    Distributions from
                                                        ----------------------------                ----------------------
                                                                       Net Realized
                                                                            and
                                                                         Unrealized    Change in
                                          Net Asset                    Gains/(Losses)  Net Assets
                                            Value,           Net            from       Resulting       Net          Net
                                          Beginning      Investment      Investment      from       Investment    Realized
                                          of Period     Income/(Loss)   Transactions   Operations     Income       Gains
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/98                        $  15.44          0.08            4.00         4.08        (0.10)       (1.54)
Year ended 12/31/99                        $  17.88          0.07            3.18         3.25        (0.07)       (0.81)
Year ended 12/31/00                        $  20.25          0.02           (2.22)       (2.20)       (0.02)       (1.34)
1/1/01 to 7/31/01(c)                       $  16.69          0.02           (1.42)       (1.40)       (0.03)       (0.24)
Year ended 7/31/02                         $  15.02          0.05           (3.62)       (3.57)       (0.07)       (0.31)
Year ended 7/31/03                         $  11.07          0.08            0.64         0.72        (0.09)          --
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                     $  13.86          0.02           (2.41)       (2.39)       (0.04)       (0.31)
Year ended 7/31/03                         $  11.12            --^           0.65         0.65        (0.02)          --
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                     $  13.86          0.03           (2.40)       (2.37)       (0.03)       (0.31)
Year ended 7/31/03                         $  11.15          0.01            0.63         0.64        (0.03)          --
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/98                        $  19.15          0.18            5.14         5.32        (0.18)       (0.04)
Year ended 12/31/99                        $  24.25          0.18            4.68         4.86        (0.18)       (0.61)
Year ended 12/31/00                        $  28.32          0.15           (2.80)       (2.65)       (0.15)       (0.32)
1/1/01 to 7/31/01(c)                       $  25.20          0.09           (2.09)       (2.00)       (0.10)          --
Year ended 7/31/02                         $  23.10          0.17           (5.69)       (5.52)       (0.20)          --
Year ended 7/31/03                         $  17.38          0.20            1.50         1.70        (0.21)          --
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                     $  21.07          0.06           (3.69)       (3.63)       (0.12)          --
Year ended 7/31/03                         $  17.32          0.07            1.50         1.57        (0.11)          --
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                     $  21.07          0.10           (3.73)       (3.63)       (0.11)          --
Year ended 7/31/03                         $  17.33          0.08            1.49         1.57        (0.12)          --
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/99                         $  14.99          0.20            1.86         2.06        (0.19)       (0.74)
Year ended 7/31/00                         $  16.12          0.17            2.62         2.79        (0.20)       (1.34)
Year ended 7/31/01                         $  17.37          0.18           (2.00)       (1.82)       (0.20)       (2.00)
Year ended 7/31/02(e)                      $  13.35          0.12           (2.27)       (2.15)       (0.14)       (0.20)
Year ended 7/31/03                         $  10.86          0.13            0.48         0.61        (0.15)          --
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                     $  16.53          0.17           (1.27)       (1.10)       (0.15)       (2.00)
Year ended 7/31/02(e)                      $  13.28          0.02           (2.24)       (2.22)       (0.11)       (0.20)
Year ended 7/31/03                         $  10.75          0.04            0.48         0.52        (0.08)          --
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/99                         $  15.01          0.11            1.88         1.99        (0.13)       (0.74)
Year ended 7/31/00                         $  16.13          0.12            2.57         2.69        (0.13)       (1.34)
Year ended 7/31/01                         $  17.35          0.15           (2.07)       (1.92)       (0.17)       (2.00)
Year ended 7/31/02(e)                      $  13.26          0.02           (2.24)       (2.22)       (0.11)       (0.20)
Year ended 7/31/03                         $  10.73          0.04            0.48         0.52        (0.08)          --
-------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                     $   5.93         (0.01)           0.04         0.03           --           --
1/1/02 to 7/31/02(c)                       $   5.96         (0.02)          (0.12)       (0.14)          --           --
Year ended 7/31/03                         $   5.82         (0.06)(3)        2.37         2.31           --        (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                     $   5.93         (0.01)           0.03         0.02           --           --
1/1/02 to 7/31/02(c)                       $   5.95         (0.03)          (0.13)       (0.16)          --           --
Year ended 7/31/03                         $   5.79         (0.10)(3)        2.33         2.23           --        (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                     $   5.93         (0.01)           0.04         0.03           --           --
1/1/02 to 7/31/02(c)                       $   5.96         (0.03)          (0.14)       (0.17)          --           --
Year ended 7/31/03                         $   5.79         (0.10)(3)        2.33         2.23           --        (0.05)
-------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                                         Ratios/Supplemental Data
                                                                                                       -----------------------------

                                                                                                                           Ratios of
                                                                   Net               Total               Net               Expenses
                                                Total             Asset             Return             Assets,                to
                                              Dividends          Value,            (excludes           End of               Average
                                                 and             End of              sales             Period                 Net
                                            Distributions        Period             charge)            (000's)              Assets
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/98                             (1.64)          $  17.88             27.68%            $ 50,458              1.18%
Year ended 12/31/99                             (0.88)          $  20.25             18.53%            $ 58,336              1.18%
Year ended 12/31/00                             (1.36)          $  16.69            (11.47%)           $ 47,847              1.16%
1/1/01 to 7/31/01(c)                            (0.27)          $  15.02             (8.36%)*          $ 38,659              1.18%**
Year ended 7/31/02                              (0.38)          $  11.07            (24.25%)           $ 23,320              1.18%
Year ended 7/31/03                              (0.09)          $  11.70              6.56%            $ 21,288              1.17%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                          (0.35)          $  11.12            (15.86%)*          $    361              1.93%**
Year ended 7/31/03                              (0.02)          $  11.75              5.90%            $    557              1.92%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                          (0.34)          $  11.15            (15.66%)*          $     20              1.90%**
Year ended 7/31/03                              (0.03)          $  11.76              5.72%            $     29              1.92%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/98                             (0.22)          $  24.25             27.93%            $ 38,205              0.67%
Year ended 12/31/99                             (0.79)          $  28.32             20.24%            $ 47,836              0.67%
Year ended 12/31/00                             (0.47)          $  25.20             (9.52%)           $ 38,930              0.65%
1/1/01 to 7/31/01(c)                            (0.10)          $  23.10             (7.94%)*          $ 33,765              0.65%**
Year ended 7/31/02                              (0.20)          $  17.38            (24.03%)           $ 24,817              0.66%
Year ended 7/31/03                              (0.21)          $  18.87              9.90%            $ 33,402              0.65%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                          (0.12)          $  17.32            (15.32%)*          $  1,315              1.40%**
Year ended 7/31/03                              (0.11)          $  18.78              9.14%            $  2,409              1.40%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                          (0.11)          $  17.33            (15.30%)*          $    635              1.41%**
Year ended 7/31/03                              (0.12)          $  18.78              9.14%            $  1,711              1.40%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/99                              (0.93)          $  16.12             14.30%            $ 79,686              1.28%
Year ended 7/31/00                              (1.54)          $  17.37             18.28%            $104,750              1.25%
Year ended 7/31/01                              (2.20)          $  13.35            (11.84%)           $106,275              1.26%
Year ended 7/31/02(e)                           (0.34)          $  10.86            (16.53%)           $ 81,079              1.34%
Year ended 7/31/03                              (0.15)          $  11.32              5.57%            $ 73,287              1.35%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                          (2.15)          $  13.28             (8.14%)*          $ 10,239              2.03%**
Year ended 7/31/02(e)                           (0.31)          $  10.75            (17.14%)           $ 14,007              2.10%
Year ended 7/31/03                              (0.08)          $  11.19              4.87%            $ 13,972              2.10%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/99                              (0.87)          $  16.13             13.78%            $  6,692              1.76%
Year ended 7/31/00                              (1.47)          $  17.35             17.66%            $  7,815              1.75%
Year ended 7/31/01                              (2.17)          $  13.26            (12.47%)           $  6,883              1.96%
Year ended 7/31/02(e)                           (0.31)          $  10.73            (17.16%)           $  4,963              2.09%
Year ended 7/31/03                              (0.08)          $  11.17              4.90%            $  5,747              2.10%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                             --           $   5.96              0.56%*           $    862              1.59%**
1/1/02 to 7/31/02(c)                               --           $   5.82             (2.35%)*          $  5,030              1.66%**
Year ended 7/31/03                              (0.05)          $   8.08             39.88%            $ 18,297              1.65%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                             --           $   5.95              0.39%*           $    352              2.31%**
1/1/02 to 7/31/02(c)                               --           $   5.79             (2.69%)*          $  2,709              2.42%**
Year ended 7/31/03                              (0.05)          $   7.97             38.70%            $  4,254              2.40%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                             --           $   5.96              0.56%*           $     59              2.32%**
1/1/02 to 7/31/02(c)                               --           $   5.79             (2.85%)*          $    712              2.42%**
Year ended 7/31/03                              (0.05)          $   7.97             38.70%            $  1,166              2.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Ratios/Supplemental Data
                                                    --------------------------------------------------

                                                                           Ratios of
                                                    Ratios of Net          Expenses
                                                     Investment               to
                                                    Income/(Loss)           Average              Portfolio
                                                     to Average               Net                 Turnover
                                                     Net Assets           Assets (a)              Rate (b)
-----------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/98                                    0.50%                 1.19%                  20%
Year ended 12/31/99                                    0.36%                 1.19%                   9%
Year ended 12/31/00                                    0.10%                 1.17%                  14%
1/1/01 to 7/31/01(c)                                   0.15%**               1.19%**                 5%
Year ended 7/31/02                                     0.38%                 1.22%                   5%
Year ended 7/31/03                                     0.72%                 1.24%                  13%
-----------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d) to 7/31/02                                (0.36%)**              1.99%**                 5%
Year ended 7/31/03                                    (0.05%)                1.98%                  13%
-----------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d) to 7/31/02                                (0.12%)**              1.97%**                 5%
Year ended 7/31/03                                    (0.04%)                1.99%                  13%
-----------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/98                                    0.85%                 0.80%                  12%
Year ended 12/31/99                                    0.67%                 0.79%                   9%
Year ended 12/31/00                                    0.55%                 0.78%                   9%
1/1/01 to 7/31/01(c)                                   0.61%**               0.78%**                 4%
Year ended 7/31/02                                     0.81%                 0.81%                   9%
Year ended 7/31/03                                     1.16%                 0.83%                   2%
-----------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d) to 7/31/02                                 0.08%**               1.57%**                 9%
Year ended 7/31/03                                     0.40%                 1.57%                   2%
-----------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d) to 7/31/02                                 0.11%**               1.58%**                 9%
Year ended 7/31/03                                     0.39%                 1.57%                   2%
-----------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/99                                     1.22%                 1.34%                 128%
Year ended 7/31/00                                     1.30%                 1.31%                 122%
Year ended 7/31/01                                     1.23%                 1.32%                  77%
Year ended 7/31/02(e)                                  0.86%                 1.38%                  78%
Year ended 7/31/03                                     1.14%                 1.37%                 133%
-----------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d) to 7/31/01                                 0.42%**               2.09%**                77%
Year ended 7/31/02(e)                                  0.10%                 2.14%                  78%
Year ended 7/31/03                                     0.39%                 2.12%                 133%
-----------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/99                                     0.78%                 2.05%                 128%
Year ended 7/31/00                                     0.80%                 2.06%                 122%
Year ended 7/31/01                                     0.53%                 2.15%                  77%
Year ended 7/31/02(e)                                  0.11%                 2.13%                  78%
Year ended 7/31/03                                     0.38%                 2.12%                 133%
-----------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                                (0.36%)**              1.78%**                47%
1/1/02 to 7/31/02(c)                                  (0.77%)**              1.95%**                16%
Year ended 7/31/03                                    (0.95%)                1.69%                  28%
-----------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                                (1.08%)**              2.52%**                47%
1/1/02 to 7/31/02(c)                                  (1.50%)**              2.72%**                16%
Year ended 7/31/03                                    (1.66%)                2.47%                  28%
-----------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                                (0.97%)**              2.57%**                47%
1/1/02 to 7/31/02(c)                                  (1.52%)**              2.73%**                16%
Year ended 7/31/03                                    (1.66%)                2.47%                  28%
-----------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                          Change in Net Assets                             Less Dividends and
                                                       Resulting from Operations                           Distributions from
                                                     ----------------------------                  ---------------------------------
                                                                    Net Realized
                                                                        and
                                                                     Unrealized       Change in
                                         Net Asset                 Gains/(Losses)    Net Assets
                                           Value,         Net           from          Resulting        Net           Net     Return
                                         Beginning    Investment     Investment         from       Investment     Realized     of
                                         of Period   Income/(Loss)  Transactions     Operations      Income         Gains    Capital
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                       $ 15.00       (0.01)         2.53             2.52            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                       $ 15.00       (0.03)         2.51             2.48            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                       $ 15.00       (0.03)         2.51             2.48            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                     $ 19.44        0.01          0.57             0.58         (0.06)        (0.91)       --
1/1/02 to 7/31/02(c)                       $ 19.05       (0.02)        (3.26)           (3.28)           --            --        --
Year ended 7/31/03                         $ 15.77          --^         3.08             3.08            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                     $ 19.44       (0.02)         0.56             0.54         (0.04)        (0.91)       --
1/1/02 to 7/31/02(c)                       $ 19.03       (0.08)        (3.26)           (3.34)           --            --        --
Year ended 7/31/03                         $ 15.69       (0.13)         3.07             2.94            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                     $ 19.44       (0.01)         0.55             0.54         (0.04)        (0.92)       --
1/1/02 to 7/31/02(c)                       $ 19.02       (0.08)        (3.25)           (3.33)           --            --        --
Year ended 7/31/03                         $ 15.69       (0.12)         3.04             2.92            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/99                         $ 15.38        0.29          1.19             1.48         (0.23)        (1.45)       --
Year ended 7/31/00                         $ 15.18        0.17         (1.10)           (0.93)        (0.17)        (0.86)       --
Year ended 7/31/01                         $ 13.22        0.11          0.16             0.27         (0.10)        (0.28)       --
Year ended 7/31/02                         $ 13.11        0.07         (1.74)           (1.67)        (0.08)        (0.53)       --
Year ended 7/31/03                         $ 10.83        0.16(3)       1.14             1.30         (0.14)        (0.16)       --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                     $ 13.40        0.03          0.12             0.15         (0.03)        (0.28)       --
Year ended 7/31/02                         $ 13.24       (0.02)        (1.74)           (1.76)        (0.02)        (0.53)       --
Year ended 7/31/03                         $ 10.93        0.08(3)       1.15             1.23         (0.07)        (0.16)       --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/99                         $ 15.39        0.14          1.26             1.40         (0.15)        (1.45)       --
Year ended 7/31/00                         $ 15.19        0.10         (1.10)           (1.00)        (0.10)        (0.86)       --
Year ended 7/31/01                         $ 13.23        0.05          0.14             0.19         (0.04)        (0.28)       --
Year ended 7/31/02                         $ 13.10       (0.03)        (1.73)           (1.76)        (0.01)        (0.53)       --
Year ended 7/31/03                         $ 10.80        0.08(3)       1.11             1.19         (0.07)        (0.16)       --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                                   Ratios/Supplemental Data
                                                                                                  --------------------------

                                                                                                                  Ratios of
                                                                     Net            Total           Net           Expenses
                                                        Total       Asset          Return         Assets,            to
                                                      Dividends     Value,        (excludes       End of           Average
                                                         and        End of          sales         Period             Net
                                                    Distributions   Period         charge)        (000's)           Assets
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                                        --      $ 17.52         16.73%*       $   216           1.47%**
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                                        --      $ 17.48         16.47%*       $   103           2.22%**
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                                        --      $ 17.48         16.47%*       $    15           2.23%**
-------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                                   (0.97)     $ 19.05          2.90%*       $ 6,395           1.54%**
1/1/02 to 7/31/02(c)                                        --      $ 15.77        (17.22%)*      $18,042           1.59%**
Year ended 7/31/03                                          --      $ 18.85         19.53%        $19,667           1.58%
-------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                                   (0.95)     $ 19.03          2.76%*       $ 4,733           2.28%**
1/1/02 to 7/31/02(c)                                        --      $ 15.69        (17.55%)*      $11,522           2.34%**
Year ended 7/31/03                                          --      $ 18.63         18.74%        $14,087           2.33%
-------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                                   (0.96)     $ 19.02          2.72%*       $   497           2.23%**
1/1/02 to 7/31/02(c)                                        --      $ 15.69        (17.51%)*      $ 1,593           2.34%**
Year ended 7/31/03                                          --      $ 18.61         18.61%        $ 2,036           2.33%
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/99                                       (1.68)     $ 15.18          9.90%        $20,268           1.27%
Year ended 7/31/00                                       (1.03)     $ 13.22         (6.16%)       $12,777           1.27%
Year ended 7/31/01                                       (0.38)     $ 13.11          1.85%        $16,069           1.31%
Year ended 7/31/02                                       (0.61)     $ 10.83        (13.24%)       $12,579           1.40%
Year ended 7/31/03                                       (0.30)     $ 11.83         12.30%        $14,100           1.33%
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                                   (0.31)     $ 13.24          0.97%*       $ 1,963           2.08%**
Year ended 7/31/02                                       (0.55)     $ 10.93        (13.84%)       $ 2,862           2.17%
Year ended 7/31/03                                       (0.23)     $ 11.93         11.50%        $ 3,408           2.08%
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/99                                       (1.60)     $ 15.19          9.34%        $ 1,433           1.83%
Year ended 7/31/00                                       (0.96)     $ 13.23         (6.65%)       $   679           1.77%
Year ended 7/31/01                                       (0.32)     $ 13.10          1.20%        $   668           2.02%
Year ended 7/31/02                                       (0.54)     $ 10.80        (13.85%)       $   577           2.16%
Year ended 7/31/03                                       (0.23)     $ 11.76         11.28%        $   884           2.08%
-------------------------------------------------------------------------------------------------------------------------------

                                                              Ratios/Supplemental Data
                                                    -----------------------------------------

                                                                     Ratios of
                                                    Ratios of Net    Expenses
                                                     Investment         to
                                                    Income/(Loss)     Average       Portfolio
                                                     to Average         Net         Turnover
                                                     Net Assets      Assets (a)      Rate (b)
---------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d) to 7/31/03                                  (0.21%)**        1.86%**          39%
---------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d) to 7/31/03                                  (1.07%)**        2.60%**          39%
---------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d) to 7/31/03                                  (0.97%)**        2.62%**          39%
---------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d) to 12/31/01                                 0.14%**         1.63%**          80%
1/1/02 to 7/31/02(c)                                  (0.27%)**        1.79%**          25%
Year ended 7/31/03                                     0.01%           1.64%            23%
---------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d) to 12/31/01                                (0.59%)**        2.36%**          80%
1/1/02 to 7/31/02(c)                                  (1.02%)**        2.53%**          25%
Year ended 7/31/03                                    (0.81%)          2.39%            23%
---------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d) to 12/31/01                                (0.60%)**        2.33%**          80%
1/1/02 to 7/31/02(c)                                  (1.08%)**        2.53%**          25%
Year ended 7/31/03                                    (0.81%)          2.39%            23%
---------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/99                                     1.58%           1.37%            69%
Year ended 7/31/00                                     1.29%           1.33%            37%
Year ended 7/31/01                                     0.79%           1.37%            19%
Year ended 7/31/02                                     0.58%           1.43%            22%
Year ended 7/31/03                                     1.51%           1.36%            79%
---------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d) to 7/31/01                                 0.07%**         2.13%**          19%
Year ended 7/31/02                                    (0.17%)          2.20%            22%
Year ended 7/31/03                                     0.76%           2.11%            79%
---------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/99                                     0.88%           2.13%            69%
Year ended 7/31/00                                     0.80%           2.08%            37%
Year ended 7/31/01                                     0.09%           2.19%            19%
Year ended 7/31/02                                    (0.18%)          2.19%            22%
Year ended 7/31/03                                     0.75%           2.10%            79%
---------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                                                                         Less
                                                                              Change in Net Assets                    Dividends
                                                                            Resulting from Operations                    From
                                                                          ----------------------------               ------------

                                                                                          Net Realized
                                                                                              and
                                                                                           Unrealized    Change in
                                                              Net Asset                  Gains/(Losses)  Net Assets
                                                               Value,          Net           from        Resulting      Net
                                                              Beginning    Investment      Investment      from      Investment
                                                              of Period   Income/(Loss)   Transactions   Operations    Income
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.02#          1.33#         1.35       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00       (0.02)#          1.28#         1.26          --^
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00       (0.01)#          1.28#         1.27       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.07#          1.58#         1.65       (0.07)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.02#          1.55#         1.57       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.02#          1.55#         1.57       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.12#          0.92#         1.04       (0.11)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.06#          0.89#         0.95       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.06#          0.90#         0.96       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.15#          0.59#         0.74       (0.14)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.10#          0.58#         0.68       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.09#          0.59#         0.68       (0.09)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.21#          0.51#         0.72       (0.19)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.16#          0.49#         0.65       (0.15)
---------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03                                           $ 10.00         0.15#          0.50#         0.65       (0.14)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                         Ratios/Supplemental Data
                                                                     ---------------------------------------------------------------

                                                                                  Ratios of                  Ratios of
                                           Net            Total        Net         Expenses   Ratios of Net   Expenses
                                          Asset           Return     Assets,          to        Investment       to
                                         Value,         (excludes     End of       Average    Income/(Loss)    Average     Portfolio
                              Total      End of           sales       Period         Net        to Average        Net      Turnover
                            Dividends    Period          charge)     (000's)        Assets      Net Assets     Assets (a)  Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03          (0.02)     $ 11.33         13.57%*      $10,090       0.33%**        0.16%**       1.24%**     79%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03             --      $ 11.26         12.65%*      $ 3,587       1.08%**       (0.54%)**      2.06%**     79%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03          (0.01)     $ 11.26         12.74%*      $   532       1.08%**       (0.62%)**      2.20%**     79%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class A Shares
8/1/02(d) to 7/31/03          (0.07)     $ 11.58         16.51%*      $33,806       0.33%**        0.86%**       0.90%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class B Shares
8/1/02(d) to 7/31/03          (0.02)     $ 11.55         15.70%*      $12,606       1.08%**        0.10%**       1.60%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Class C Shares
8/1/02(d) to 7/31/03          (0.02)     $ 11.55         15.71%*      $ 1,386       1.08%**        0.06%**       1.61%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class A Shares
8/1/02(d) to 7/31/03          (0.11)     $ 10.93         10.48%*      $28,991       0.33%**        1.52%**       0.84%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class B Shares
8/1/02(d) to 7/31/03          (0.06)     $ 10.89          9.58%*      $14,631       1.08%**        0.74%**       1.63%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Class C Shares
8/1/02(d) to 7/31/03          (0.06)     $ 10.90          9.67%*      $ 1,335       1.08%**        0.70%**       1.66%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03          (0.14)     $ 10.60          7.51%*      $19,449       0.33%**        1.82%**       1.04%**     72%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03          (0.10)     $ 10.58          6.81%*      $ 9,083       1.08%**        1.09%**       1.80%**     72%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03          (0.09)     $ 10.59          6.81%*      $ 1,017       1.08%**        1.07%**       1.73%**     72%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class A Shares
8/1/02(d) to 7/31/03          (0.19)     $ 10.53          7.31%*      $ 9,387       0.33%**        2.52%**       1.17%**     63%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class B Shares
8/1/02(d) to 7/31/03          (0.15)     $ 10.50          6.54%*      $ 8,795       1.08%**        1.75%**       1.86%**     63%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Class C Shares
8/1/02(d) to 7/31/03          (0.14)     $ 10.51          6.58%*      $ 2,203       1.08%**        1.63%**       1.86%**     63%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                       Change in Net Assets                                Less Dividends and
                                                     Resulting from Operations                             Distributions from
                                                   -----------------------------                 -----------------------------------
                                                                   Net Realized
                                                                        and
                                                                    Unrealized    Change in
                                      Net Asset                   Gains/(Losses)  Net Assets
                                       Value,           Net            from       Resulting         Net            Net       Return
                                      Beginning     Investment      Investment       from        Investment     Realized       of
                                      of Period    Income/(Loss)   Transactions   Operations       Income         Gains      Capital
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d) to 12/31/01               $  10.53          0.16           (0.10)         0.06         (0.09)           --           --
1/1/02 to 7/31/02(c)                  $  10.50          0.27            0.07          0.34         (0.29)           --           --
Year ended 7/31/03                    $  10.55          0.47            0.24          0.71         (0.44)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/99                    $  32.35         (0.09)           5.57          5.48            --         (0.63)         N/A
Year ended 7/31/00                    $  37.20         (0.21)           1.61          1.40            --         (0.55)         N/A
Year ended 7/31/01                    $  38.05            --          (11.74)       (11.74)           --         (1.03)         N/A
Year ended 7/31/02                    $  25.28         (0.29)          (7.11)        (7.40)           --            --          N/A
Year ended 7/31/03                    $  17.88         (0.16)           0.22          0.06            --            --          N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B Shares
10/11/00(d) to 7/31/01                $  34.43            --           (7.81)        (7.81)           --         (1.03)         N/A
Year ended 7/31/02                    $  25.59         (0.34)          (7.40)        (7.74)           --            --          N/A
Year ended 7/31/03                    $  17.85         (0.24)           0.16         (0.08)           --            --          N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/99                    $  32.28         (0.23)           5.50          5.27            --         (0.63)         N/A
Year ended 7/31/00                    $  36.92         (0.47)           1.66          1.19            --         (0.55)         N/A
Year ended 7/31/01                    $  37.56            --          (11.78)       (11.78)           --         (1.03)         N/A
Year ended 7/31/02                    $  24.75         (0.50)          (6.88)        (7.38)           --            --          N/A
Year ended 7/31/03                    $  17.37         (0.30)           0.23         (0.07)           --            --          N/A
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
6/5/00(d) to 7/31/00                  $  20.00         (0.03)          (0.76)        (0.79)           --            --           --
Year ended 7/31/01                    $  19.21            --           (8.70)        (8.70)           --         (0.16)          --
Year ended 7/31/02                    $  10.35         (0.13)          (4.70)        (4.83)           --            --           --
Year ended 7/31/03                    $   5.52         (0.11)(3)        3.25          3.14            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d) to 7/31/01                $  17.28            --           (6.84)        (6.84)           --         (0.16)          --
Year ended 7/31/02                    $  10.28         (0.17)          (4.67)        (4.84)           --            --           --
Year ended 7/31/03                    $   5.44         (0.15)(3)        3.18          3.03            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
6/5/00(d) to 7/31/00                  $  20.00         (0.03)          (0.77)        (0.80)           --            --           --
Year ended 7/31/01                    $  19.20            --           (8.80)        (8.80)           --         (0.16)          --
Year ended 7/31/02                    $  10.24         (0.24)          (4.57)        (4.81)           --            --           --
Year ended 7/31/03                    $   5.43         (0.16)(3)        3.17          3.01            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/99                    $  12.56          0.03            0.49          0.52         (0.17)        (0.07)          --
Year ended 7/31/00                    $  12.84          0.04            1.01          1.05            --         (1.18)          --
Year ended 7/31/01                    $  12.71          0.12           (2.19)        (2.07)           --         (1.62)          --
Year ended 7/31/02                    $   9.02          0.04           (1.24)        (1.28)        (0.10)           --           --
Year ended 7/31/03                    $   7.64          0.07            0.12          0.19         (0.02)           --           --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d) to 7/31/01                $  12.09          0.03           (1.44)        (1.41)           --         (1.62)          --
Year ended 7/31/02                    $   9.06         (0.05)          (1.31)        (1.36)        (0.10)           --           --
Year ended 7/31/03                    $   7.60            --^           0.11          0.11            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/99                    $  12.51            --            0.46          0.46         (0.14)        (0.07)          --
Year ended 7/31/00                    $  12.76         (0.03)           0.99          0.96            --         (1.18)          --
Year ended 7/31/01                    $  12.54          0.13           (2.23)        (2.10)           --         (1.62)          --
Year ended 7/31/02                    $   8.82         (0.08)          (1.24)        (1.32)        (0.10)           --           --
Year ended 7/31/03                    $   7.40          0.02            0.08          0.10            --            --           --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                             Ratios/Supplemental Data
                                                                          ----------------------------------------------------------

                                                                                   Ratios of                   Ratios of
                                                    Net        Total        Net     Expenses   Ratios of Net   Expenses
                                       Total       Asset      Return      Assets,      to       Investment        to
                                     Dividends    Value,     (excludes    End of     Average   Income/(Loss)    Average    Portfolio
                                        and       End of       sales      Period       Net      to Average        Net       Turnover
                                   Distributions  Period      charge)     (000's)    Assets     Net Assets     Assets (a)   Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d) to 12/31/01                (0.09)     $ 10.50      0.62%*     $ 1,755     2.39%**      8.97%**       2.55%**       34%
1/1/02 to 7/31/02(c)                   (0.29)     $ 10.55      3.22%*     $ 8,148     2.37%**      3.97%**       2.66%**       27%
Year ended 7/31/03                     (0.44)     $ 10.82      6.82%      $37,810     2.32%        4.35%         2.35%         38%
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/99                     (0.63)     $ 37.20     17.18%      $49,936     1.41%       (0.47%)        1.43%         51%
Year ended 7/31/00                     (0.55)     $ 38.05      3.81%      $42,842     1.32%       (0.47%)        1.32%         53%
Year ended 7/31/01                     (1.03)     $ 25.28    (31.44%)     $20,106     1.36%       (0.73%)        1.48%        139%
Year ended 7/31/02                        --      $ 17.88    (29.27%)     $ 9,132     1.63%       (1.03%)        1.63%         70%
Year ended 7/31/03                        --      $ 17.94      0.34%      $ 8,264     1.72%       (0.92%)        1.89%         50%
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B Shares
10/11/00(d) to 7/31/01                 (1.03)     $ 25.59    (23.35%)*    $   158     2.17%**     (1.54%)**      2.57%**      139%
Year ended 7/31/02                        --      $ 17.85    (30.25%)     $   285     2.27%       (1.89%)        2.27%         70%
Year ended 7/31/03                        --      $ 17.77     (0.45%)     $   350     2.47%       (1.68%)        2.63%         50%
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/99                     (0.63)     $ 36.92     16.56%      $ 6,653     1.95%       (1.00%)        2.21%         51%
Year ended 7/31/00                     (0.55)     $ 37.56      3.26%      $ 4,171     1.82%       (0.97%)        2.07%         53%
Year ended 7/31/01                     (1.03)     $ 24.75    (31.97%)     $ 1,935     2.05%       (1.42%)        2.32%        139%
Year ended 7/31/02                        --      $ 17.37    (29.82%)     $   837     2.38%       (1.78%)        2.38%         70%
Year ended 7/31/03                        --      $ 17.30     (0.40%)     $   727     2.47%       (1.67%)        2.64%         50%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
6/5/00(d) to 7/31/00                      --      $ 19.21     (5.69%)*    $ 4,560     1.70%**     (1.27%)**      1.70%**       11%
Year ended 7/31/01                     (0.16)     $ 10.35    (45.62%)     $ 5,615     1.76%       (1.49%)        1.76%         50%
Year ended 7/31/02                        --      $  5.52    (46.67%)     $ 3,256     1.75%       (1.59%)        1.75%         97%
Year ended 7/31/03                        --      $  8.66     56.88%      $ 5,218     1.81%       (1.71%)        2.13%        258%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d) to 7/31/01                 (0.16)     $ 10.28    (39.95%)*    $   900     2.54%**     (2.28%)**      2.54%**       50%
Year ended 7/31/02                        --      $  5.44    (47.08%)     $   679     2.51%       (2.35%)        2.51%         97%
Year ended 7/31/03                        --      $  8.47     55.70%      $ 1,164     2.55%       (2.45%)        2.87%        258%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
6/5/00(d) to 7/31/00                      --      $ 19.20     (5.65%)*    $   105     2.42%**     (1.89%)**      2.42%**       11%
Year ended 7/31/01                     (0.16)     $ 10.24    (46.12%)     $   150     2.60%       (2.33%)        2.60%         50%
Year ended 7/31/02                        --      $  5.43    (46.97%)     $    96     2.45%       (2.29%)        2.45%         97%
Year ended 7/31/03                        --      $  8.44     55.43%      $ 1,081     2.47%       (2.37%)        2.82%        258%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/99                     (0.24)     $ 12.84      4.23%      $ 5,821     1.52%        0.03%         1.70%         42%
Year ended 7/31/00                     (1.18)     $ 12.71      8.02%      $ 7,901     1.70%        0.32%         1.70%         86%
Year ended 7/31/01                     (1.62)     $  9.02    (17.85%)     $ 5,933     1.73%        0.07%         1.73%         42%
Year ended 7/31/02                     (0.10)     $  7.64    (14.23%)     $ 4,105     1.62%        0.17%         1.62%         23%
Year ended 7/31/03                     (0.02)     $  7.81      2.52%      $ 5,489     1.67%        0.88%         1.69%         44%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d) to 7/31/01                 (1.62)     $  9.06    (13.36%)*    $   176     2.43%**      2.08%**       2.43%**       42%
Year ended 7/31/02                     (0.10)     $  7.60    (15.11%)     $   246     2.38%       (0.79%)        2.38%         23%
Year ended 7/31/03                        --      $  7.71      1.45%      $   340     2.42%        0.01%         2.45%         44%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/99                     (0.21)     $ 12.76      3.79%      $   235     2.25%       (0.08%)        2.50%         42%
Year ended 7/31/00                     (1.18)     $ 12.54      7.25%      $   276     2.22%       (0.20%)        2.22%         86%
Year ended 7/31/01                     (1.62)     $  8.82    (18.39%)     $   163     2.43%       (0.01%)        2.57%         42%
Year ended 7/31/02                     (0.10)     $  7.40    (15.07%)     $   127     2.38%       (0.94%)        2.38%         23%
Year ended 7/31/03                        --      $  7.50      1.35%      $   304     2.39%        0.64%         2.44%         44%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                   Change in Net Assets                         Less Dividends and
                                                                Resulting from Operations                       Distributions from
                                                               ----------------------------                   ----------------------
                                                                              Net Realized
                                                                                   and
                                                                                Unrealized      Change in
                                                Net Asset                     Gains/(Losses)   Net Assets
                                                 Value,            Net            from         Resulting         Net           Net
                                                Beginning       Investment      Investment        from        Investment    Realized
                                                of Period      Income/(Loss)   Transactions    Operations       Income        Gains
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/98                               $10.29           0.62            0.28           0.90          (0.63)       (0.24)
Year ended 12/31/99                               $10.32           0.58           (1.06)         (0.48)         (0.58)       (0.01)
Year ended 12/31/00                               $ 9.25           0.59            0.46           1.05          (0.59)          --
1/1/01 to 7/31/01(f)                              $ 9.71           0.27            0.30           0.57          (0.33)          --
Year ended 7/31/02                                $ 9.95           0.51           (0.03)          0.48          (0.51)          --
Year ended 7/31/03                                $ 9.92           0.37            0.08           0.45          (0.42)          --
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.13           0.29           (0.17)          0.12          (0.32)          --
Year ended 7/31/03                                $ 9.93           0.28            0.08           0.36          (0.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.13           0.27           (0.16)          0.11          (0.31)          --
Year ended 7/31/03                                $ 9.93           0.29            0.08           0.37          (0.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/98                               $ 9.93           0.54            0.16           0.70          (0.55)          --
Year ended 12/31/99                               $10.08           0.54           (0.68)         (0.14)         (0.54)          --
Year ended 12/31/00                               $ 9.40           0.57            0.28           0.85          (0.57)          --
1/1/01 to 7/31/01(g)                              $ 9.68           0.25            0.32           0.57          (0.32)          --
Year ended 7/31/02                                $ 9.93           0.50            0.06           0.56          (0.48)          --
Year ended 7/31/03                                $10.01           0.36            0.09           0.45          (0.40)          --
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d) to 7/31/02                            $10.08           0.29           (0.10)          0.19          (0.31)          --
Year ended 7/31/03                                $ 9.96           0.29            0.09           0.38          (0.33)          --
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d) to 7/31/02                            $10.08           0.27           (0.07)          0.20          (0.30)          --
Year ended 7/31/03                                $ 9.98           0.30            0.08           0.38          (0.33)          --
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/98                               $ 9.74           0.55            0.02           0.57          (0.55)          --
Year ended 12/31/99                               $ 9.76           0.52           (0.30)          0.22          (0.51)          --
Year ended 12/31/00                               $ 9.47           0.56            0.18           0.74          (0.56)          --
1/1/01 to 7/31/01(h)                              $ 9.65           0.23            0.25           0.48          (0.31)          --
Year ended 7/31/02                                $ 9.82           0.43            0.03           0.46          (0.47)          --
Year ended 7/31/03                                $ 9.81           0.28            0.02           0.30          (0.37)          --
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/99                                $ 9.82           0.55           (0.26)          0.29          (0.47)          --
Year ended 7/31/00                                $ 9.64           0.48           (0.09)          0.39          (0.48)          --
Year ended 7/31/01                                $ 9.55           0.50            0.51           1.01          (0.50)          --
Year ended 7/31/02(i)                             $10.06           0.38            0.35           0.73          (0.36)          --
Year ended 7/31/03                                $10.43           0.27            0.03           0.30          (0.28)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/99                                $ 9.80           0.41           (0.18)          0.23          (0.42)          --
Year ended 7/31/00                                $ 9.61           0.43           (0.09)          0.34          (0.43)          --
Year ended 7/31/01                                $ 9.52           0.44            0.49           0.93          (0.44)          --
Year ended 7/31/02(i)                             $10.01           0.30            0.34           0.64          (0.29)          --
Year ended 7/31/03                                $10.36           0.19            0.03           0.22          (0.20)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                            Ratios/Supplemental Data
                                                                            --------------------------------------------------------

                                                                                     Ratios of                  Ratios of
                                                          Net     Total       Net    Expenses   Ratios of Net   Expenses
                                            Total        Asset   Return     Assets,     to       Investment        to
                                          Dividends     Value,  (excludes   End of    Average   Income/(Loss)    Average   Portfolio
                                             and        End of    sales     Period      Net      to Average        Net      Turnover
                                        Distributions   Period   charge)    (000's)   Assets     Net Assets    Assets (a)   Rate (b)
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/98                         (0.87)     $ 10.32    9.04%     $10,629      1.08%       5.97%        1.09%       108%
Year ended 12/31/99                         (0.59)     $  9.25   (4.76%)    $10,614      1.08%       5.99%        1.09%        90%
Year ended 12/31/00                         (0.59)     $  9.71   11.65%     $ 6,663      1.07%       6.27%        1.07%       135%
1/1/01 to 7/31/01(f)                        (0.33)     $  9.95    6.05%*    $ 6,190      1.08%**     4.61%**      1.09%**     131%
Year ended 7/31/02                          (0.51)     $  9.92    4.91%     $19,949      1.06%       4.47%        1.16%       229%
Year ended 7/31/03                          (0.42)     $  9.95    4.62%     $20,572      1.05%       3.57%        1.14%       332%
-----------------------------------------------------------------------------------------------------------------------------------

Bond Fund Class B Shares
10/29/01(d) to 7/31/02                      (0.32)     $  9.93    1.22%*    $ 6,857      1.81%**     3.70%**      1.93%**     229%
Year ended 7/31/03                          (0.34)     $  9.95    3.74%     $ 7,418      1.80%       2.81%        1.89%       332%
-----------------------------------------------------------------------------------------------------------------------------------

Bond Fund Class C Shares
10/29/01(d) to 7/31/02                      (0.31)     $  9.93    1.20%*    $ 1,194      1.81%**     3.68%**      1.92%**     229%
Year ended 7/31/03                          (0.34)     $  9.96    3.75%     $ 1,246      1.80%       2.79%        1.89%       332%
-----------------------------------------------------------------------------------------------------------------------------------

Intermediate Bond Fund Class A Shares
Year ended 12/31/98                         (0.55)     $ 10.08    7.26%     $12,313      1.01%       5.51%        1.02%       106%
Year ended 12/31/99                         (0.54)     $  9.40   (1.36%)    $11,537      1.02%       5.58%        1.03%        84%
Year ended 12/31/00                         (0.57)     $  9.68    9.44%     $ 9,130      1.01%       6.04%        1.02%       168%
1/1/01 to 7/31/01(g)                        (0.32)     $  9.93    5.98%*    $ 8,467      1.03%**     4.26%**      1.03%**     141%
Year ended 7/31/02                          (0.48)     $ 10.01    5.78%     $31,977      1.02%       4.25%        1.07%       229%
Year ended 7/31/03                          (0.40)     $ 10.06    4.52%     $36,471      1.01%       3.45%        1.06%       252%
-----------------------------------------------------------------------------------------------------------------------------------

Intermediate Bond Fund Class B Shares
10/29/01(d) to 7/31/02                      (0.31)     $  9.96    1.92%*    $ 2,580      1.77%**     3.45%**      1.84%**     229%
Year ended 7/31/03                          (0.33)     $ 10.01    3.78%     $ 5,564      1.76%       2.64%        1.81%       252%
-----------------------------------------------------------------------------------------------------------------------------------

Intermediate Bond Fund Class C Shares
10/29/01(d) to 7/31/02                      (0.30)     $  9.98    2.02%*    $   797      1.77%**     3.48%**      1.84%**     229%
Year ended 7/31/03                          (0.33)     $ 10.03    3.78%     $ 2,319      1.76%       2.59%        1.81%       252%
-----------------------------------------------------------------------------------------------------------------------------------

Short Term Bond Fund Class A Shares
Year ended 12/31/98                         (0.55)     $  9.76    6.00%     $ 6,126      0.91%       5.60%        1.02%        72%
Year ended 12/31/99                         (0.51)     $  9.47    2.35%     $ 4,573      0.90%       5.40%        1.01%        60%
Year ended 12/31/00                         (0.56)     $  9.65    7.96%     $ 3,505      0.88%       5.88%        0.99%        73%
1/1/01 to 7/31/01(h)                        (0.31)     $  9.82    5.20%*    $ 3,340      0.89%**     4.22%**      1.00%**      56%
Year ended 7/31/02                          (0.47)     $  9.81    4.83%     $19,019      0.90%       3.71%        1.01%       111%
Year ended 7/31/03                          (0.37)     $  9.74    3.07%     $33,975      0.89%       2.39%        1.01%        72%
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government Bond Fund Class A Shares
Year ended 7/31/99                          (0.47)     $  9.64    2.89%     $ 5,192      0.95%       4.62%        1.28%        93%
Year ended 7/31/00                          (0.48)     $  9.55    4.20%     $ 2,818      0.98%       4.95%        1.19%        46%
Year ended 7/31/01                          (0.50)     $ 10.06   10.76%     $ 4,076      0.99%       4.93%        1.24%        77%
Year ended 7/31/02(i)                       (0.36)     $ 10.43    7.42%     $ 8,436      1.13%       3.70%        1.28%       180%
Year ended 7/31/03                          (0.44)     $ 10.29    2.83%     $11,413      1.06%       2.61%        1.17%       304%
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government Bond Fund Class C Shares
Year ended 7/31/99                          (0.42)     $  9.61    2.31%     $   431      1.40%       4.20%        1.94%        93%
Year ended 7/31/00                          (0.43)     $  9.52    3.65%     $   198      1.48%       4.41%        1.92%        46%
Year ended 7/31/01                          (0.44)     $ 10.01    9.98%     $   531      1.71%       4.17%        2.05%        77%
Year ended 7/31/02(i)                       (0.29)     $ 10.36    6.53%     $ 2,623      1.89%       2.86%        2.03%       180%
Year ended 7/31/03                          (0.36)     $ 10.22    2.12%     $10,006      1.80%       1.77%        1.91%       304%
-----------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                      Change in Net Assets                       Less Dividends and
                                                                    Resulting from Operations                    Distributions from
                                                                 ------------------------------                ---------------------
                                                                                  Net Realized
                                                                                      and
                                                                                   Unrealized      Change in
                                                  Net Asset                      Gains/(Losses)   Net Assets
                                                   Value,             Net             from         Resulting       Net         Net
                                                  Beginning       Investment       Investment        from      Investment   Realized
                                                  of Period      Income/(Loss)    Transactions    Operations     Income       Gains
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/98                                $ 10.67            0.42             0.15           0.57       (0.42)      (0.05)
Year ended 12/31/99                                $ 10.77            0.42            (0.78)         (0.36)      (0.42)      (0.01)
Year ended 12/31/00                                $  9.98            0.44             0.73           1.17       (0.44)         --
1/1/01 to 7/31/01(j)                               $ 10.71            0.26             0.11           0.37       (0.25)      (0.05)
Year ended 7/31/02                                 $ 10.78            0.40             0.25           0.65       (0.41)      (0.25)
Year ended 7/31/03                                 $ 10.77            0.40(3)         (0.07)          0.33       (0.40)      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                             $ 10.87            0.25             0.09           0.34       (0.25)      (0.25)
Year ended 7/31/03                                 $ 10.71            0.32(3)         (0.07)          0.25       (0.33)      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                             $ 10.87            0.25             0.10           0.35       (0.25)      (0.25)
Year ended 7/31/03                                 $ 10.72            0.32(3)         (0.07)          0.25       (0.33)      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class A Shares
Year ended 12/31/98                                $ 10.68            0.42             0.11           0.53       (0.42)      (0.03)
Year ended 12/31/99                                $ 10.76            0.43            (0.56)         (0.13)      (0.42)      (0.01)
Year ended 12/31/00                                $ 10.20            0.44             0.43           0.87       (0.44)         --
1/1/01 to 7/31/01(k)                               $ 10.63            0.25             0.16           0.41       (0.24)      (0.02)
Year ended 7/31/02                                 $ 10.78            0.36             0.24           0.60       (0.35)      (0.24)
Year ended 7/31/03                                 $ 10.79            0.34(3)         (0.07)          0.27       (0.34)      (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                             $ 10.67            0.21             0.11           0.32       (0.21)         --
Year ended 7/31/03                                 $ 10.78            0.26(3)         (0.08)          0.18       (0.26)      (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                             $ 10.67            0.19             0.13           0.32       (0.21)         --
Year ended 7/31/03                                 $ 10.78            0.26(3)         (0.08)          0.18       (0.26)      (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A Shares
Year ended 7/31/99                                 $ 10.29            0.46            (0.29)          0.17       (0.38)      (0.06)
Year ended 7/31/00                                 $ 10.02            0.39            (0.11)          0.28       (0.39)      (0.02)
Year ended 7/31/01                                 $  9.89            0.39             0.39           0.78       (0.39)         --
Year ended 7/31/02(l)                              $ 10.28            0.36             0.19           0.55       (0.35)         --
Year ended 7/31/03                                 $ 10.48            0.35            (0.10)          0.25       (0.34)         --
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B Shares
10/11/00(d) to 7/31/01                             $  9.90            0.30             0.20           0.50       (0.30)         --
Year ended 7/31/02(l)                              $ 10.10            0.28             0.19           0.47       (0.28)         --
Year ended 7/31/03                                 $ 10.29            0.27            (0.10)          0.17       (0.27)         --
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C Shares
Year ended 7/31/99                                 $ 10.28            0.33            (0.21)          0.12       (0.33)      (0.06)
Year ended 7/31/00                                 $ 10.01            0.34            (0.12)          0.22       (0.34)      (0.02)
Year ended 7/31/01                                 $  9.87            0.33             0.38           0.71       (0.33)         --
Year ended 7/31/02(l)                              $ 10.25            0.28             0.19           0.47       (0.28)         --
Year ended 7/31/03                                 $ 10.44            0.26            (0.09)          0.17       (0.26)         --
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class A Shares
Year ended 12/31/98                                $ 10.20            0.39             0.07           0.46       (0.39)      (0.01)
Year ended 12/31/99                                $ 10.26            0.39            (0.34)          0.05       (0.39)         --
Year ended 12/31/00                                $  9.92            0.41             0.18           0.59       (0.41)      (0.01)
1/1/01 to 7/31/01(m)                               $ 10.09            0.23             0.16           0.39       (0.23)      (0.01)
Year ended 7/31/02                                 $ 10.24            0.36             0.19           0.55       (0.36)      (0.05)
Year ended 7/31/03                                 $ 10.38            0.30            (0.05)          0.25       (0.30)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                             $ 10.35            0.21             0.08           0.29       (0.21)      (0.05)
Year ended 7/31/03                                 $ 10.38            0.21            (0.05)          0.16       (0.21)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                             $ 10.35            0.19             0.10           0.29       (0.21)      (0.05)
Year ended 7/31/03                                 $ 10.38            0.21            (0.06)          0.15       (0.21)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                           Ratios/Supplemental Data
                                                                           ---------------------------------------------------------

                                                                                     Ratios of                 Ratios of
                                                         Net     Total       Net      Expenses  Ratios of Net   Expenses
                                           Total        Asset   Return     Assets,       to      Investment        to
                                         Dividends     Value,  (excludes   End of      Average  Income/(Loss)    Average   Portfolio
                                            and        End of    sales     Period        Net     to Average        Net      Turnover
                                       Distributions   Period   charge)    (000's)     Assets    Net Assets    Assets (a)   Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/98                        (0.47)     $ 10.77    5.43%     $ 1,938      1.06%       3.91%         1.07%         53%
Year ended 12/31/99                        (0.43)     $  9.98   (3.40%)    $ 1,554      1.07%       4.05%         1.08%        109%
Year ended 12/31/00                        (0.44)     $ 10.71   11.97%     $ 1,479      1.03%       4.36%         1.04%        119%
1/1/01 to 7/31/01(j)                       (0.30)     $ 10.78    3.58%*    $ 1,114      1.04%**     3.98%**       1.06%**       89%
Year ended 7/31/02                         (0.66)     $ 10.77    6.31%     $ 1,498      1.04%       3.83%         1.14%         97%
Year ended 7/31/03                         (0.56)     $ 10.54    3.05%     $ 1,906      1.04%       3.71%         1.18%         21%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                     (0.50)     $ 10.71    3.36%*    $   511      1.80%**     3.08%**       1.96%**       97%
Year ended 7/31/03                         (0.49)     $ 10.47    2.26%     $ 1,205      1.79%       2.97%         1.92%         21%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                     (0.50)     $ 10.72    3.42%*    $   210      1.80%**     3.10%**       1.94%**       97%
Year ended 7/31/03                         (0.49)     $ 10.48    2.31%     $   548      1.79%       2.98%         1.93%         21%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class A Shares
Year ended 12/31/98                        (0.45)     $ 10.76    5.09%     $ 4,038      0.98%       3.97%         0.99%         40%
Year ended 12/31/99                        (0.43)     $ 10.20   (1.27%)    $ 3,745      0.98%       3.97%         0.99%         63%
Year ended 12/31/00                        (0.44)     $ 10.63    8.72%     $ 2,989      0.97%       4.18%         0.98%         59%
1/1/01 to 7/31/01(k)                       (0.26)     $ 10.78    3.91%*    $ 5,204      0.99%**     3.96%**       1.00%**       36%
Year ended 7/31/02                         (0.59)     $ 10.79    5.74%     $ 4,445      0.98%       3.32%         1.07%         86%
Year ended 7/31/03                         (0.41)     $ 10.65    2.48%     $ 4,317      0.98%       3.10%         1.08%         85%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                     (0.21)     $ 10.78    3.02%*    $   303      1.74%**     2.41%**       1.87%**       86%
Year ended 7/31/03                         (0.33)     $ 10.63    1.67%     $ 1,066      1.73%       2.35%         1.83%         85%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                     (0.21)     $ 10.78    3.03%*    $   528      1.74%**     2.08%**       1.87%**       86%
Year ended 7/31/03                         (0.33)     $ 10.63    1.64%     $   973      1.73%       2.35%         1.83%         85%
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A Shares
Year ended 7/31/99                         (0.44)     $ 10.02    1.63%     $22,008      1.00%       3.68%         1.21%         47%
Year ended 7/31/00                         (0.41)     $  9.89    2.85%     $13,257      1.01%       3.88%         1.05%         26%
Year ended 7/31/01                         (0.39)     $ 10.28    8.04%     $14,516      1.01%       3.83%         1.07%         26%
Year ended 7/31/02(l)                      (0.35)     $ 10.48    5.50%     $18,638      1.11%       3.53%         1.17%         28%
Year ended 7/31/03                         (0.34)     $ 10.39    2.39%     $25,177      1.02%       3.23%         1.10%         20%
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B Shares
10/11/00(d) to 7/31/01                     (0.30)     $ 10.10    5.17%*    $   898      1.78%**     2.99%**       1.84%**       26%
Year ended 7/31/02(l)                      (0.28)     $ 10.29    4.76%     $ 2,732      1.87%       2.72%         1.93%         28%
Year ended 7/31/03                         (0.27)     $ 10.19    1.59%     $ 5,101      1.76%       2.48%         1.84%         20%
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C Shares
Year ended 7/31/99                         (0.39)     $ 10.01    1.13%     $ 1,071      1.55%       3.05%         1.93%         47%
Year ended 7/31/00                         (0.36)     $  9.87    2.25%     $   990      1.52%       3.30%         1.81%         26%
Year ended 7/31/01                         (0.33)     $ 10.25    7.31%     $ 1,516      1.72%       3.12%         1.89%         26%
Year ended 7/31/02(l)                      (0.28)     $ 10.44    4.71%     $ 3,746      1.88%       2.72%         1.94%         28%
Year ended 7/31/03                         (0.26)     $ 10.35    1.65%     $ 6,395      1.77%       2.48%         1.85%         20%
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class A Shares
Year ended 12/31/98                        (0.40)     $ 10.26    4.60%     $ 5,946      0.84%       3.82%         0.95%         51%
Year ended 12/31/99                        (0.39)     $  9.92    0.51%     $ 4,378      0.86%       3.83%         0.97%         14%
Year ended 12/31/00                        (0.42)     $ 10.09    6.05%     $ 3,629      0.83%       4.01%         0.94%         36%
1/1/01 to 7/31/01(m)                       (0.24)     $ 10.24    4.02%*    $ 3,569      0.84%**     3.85%**       0.96%**       19%
Year ended 7/31/02                         (0.41)     $ 10.38    5.51%     $ 3,575      0.84%       3.49%         1.03%         25%
Year ended 7/31/03                         (0.33)     $ 10.30    2.45%     $ 8,006      0.84%       2.84%         1.02%         12%
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class B Shares
10/29/01(d) to 7/31/02                     (0.26)     $ 10.38    2.82%*    $   374      1.70%**     2.48%**       1.84%**       25%
Year ended 7/31/03                         (0.24)     $ 10.30    1.70%     $ 2,010      1.69%       1.95%         1.76%         12%
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Class C Shares
10/29/01(d) to 7/31/02                     (0.26)     $ 10.38    2.89%*    $   795      1.70%**     2.47%**       1.82%**       25%
Year ended 7/31/03                         (0.24)     $ 10.29    1.60%     $ 3,967      1.69%       1.97%         1.77%         12%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                                Net Realized
                                                    Net Asset                  and Unrealized         Less
                                                      Value,           Net         Gains/         Distributions
                                                    Beginning      Investment  (Losses) from          to
                                                    of Period        Income     Investments      shareholders
---------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class A Shares
Year ended 7/31/99                                   $   1.00         0.04           --              (0.04)
Year ended 7/31/00                                   $   1.00         0.05           --              (0.05)
Year ended 7/31/01                                   $   1.00         0.05           --              (0.05)
Year ended 7/31/02                                   $   1.00         0.02           --              (0.02)
Year ended 7/31/03                                   $   1.00         0.01           --^             (0.01)
---------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class B Shares
10/11/00(d) to 7/31/01                               $   1.00         0.03           --              (0.03)
Year ended 7/31/02                                   $   1.00         0.01           --              (0.01)
Year ended 7/31/03                                   $   1.00           --^          --^                --^
---------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class C Shares
5/5/02(d) to 7/31/02                                 $   1.00           --^          --                 --^
Year ended 7/31/03                                   $   1.00           --^          --^                --^
---------------------------------------------------------------------------------------------------------------------
Government Money Market Fund Class A Shares
Year ended 7/31/99                                   $   1.00         0.04           --              (0.04)
Year ended 7/31/00                                   $   1.00         0.05           --              (0.05)
Year ended 7/31/01                                   $   1.00         0.05           --              (0.05)
Year ended 7/31/02                                   $   1.00         0.02           --              (0.02)
Year ended 7/31/03                                   $   1.00         0.01           --^             (0.01)
---------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund Class A Shares
Year ended 12/31/98                                  $   1.00         0.03           --              (0.03)
Year ended 12/31/99                                  $   1.00         0.03           --              (0.03)
Year ended 12/31/00                                  $   1.00         0.04           --              (0.04)
1/1/01 to 7/31/01(c)                                 $   1.00         0.02           --              (0.02)
Year ended 7/31/02                                   $   1.00         0.01           --              (0.01)
Year ended 7/31/03                                   $   1.00         0.01           --              (0.01)
---------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Class A Shares (n)
Year ended 9/30/98                                   $   1.00         0.03           --              (0.03)
10/1/98(o) to 7/31/99                                $   1.00         0.03           --              (0.03)
Year ended 7/31/00                                   $   1.00         0.03           --              (0.03)
Year ended 7/31/01                                   $   1.00         0.03           --              (0.03)
Year ended 7/31/02                                   $   1.00         0.01           --              (0.01)
Year ended 7/31/03                                   $   1.00         0.01           --^             (0.01)
---------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                               Ratios/Supplemental Data
                                                                                 ---------------------------------------------------
                                                                                               Ratios of    Ratios of      Ratio of
                                                                                   Net         Expenses        Net         Expenses
                                                         Net Asset                Assets,         to        Investment       to
                                                          Value,                  End of        Average       Income       Average
                                                         End of       Total       Period         Net        to Average       Net
                                                         Period       Return     (000 's)       Assets      Net Assets    Assets (a)
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class A Shares
Year ended 7/31/99                                      $   1.00       4.53%     $ 75,024        0.75%         4.39%         0.88%
Year ended 7/31/00                                      $   1.00       5.27%     $215,082        0.77%         5.29%         0.87%
Year ended 7/31/01                                      $   1.00       5.14%     $356,091        0.78%         4.86%         0.88%
Year ended 7/31/02                                      $   1.00       1.77%     $447,556        0.80%         1.71%         0.89%
Year ended 7/31/03                                      $   1.00       0.76%     $436,687        0.79%         0.77%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class B Shares
10/11/00(d) to 7/31/01                                  $   1.00       3.10%*    $  1,021        1.53%**       3.63%**       1.63%**
Year ended 7/31/02                                      $   1.00       1.00%     $  1,893        1.55%         0.91%         1.64%
Year ended 7/31/03                                      $   1.00       0.32%     $  2,426        1.22%         0.33%         1.65%
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund Class C Shares
5/5/02(d) to 7/31/02                                    $   1.00       0.19%*    $     60        1.54%**       0.48%**       1.71%**
Year ended 7/31/03                                      $   1.00       0.32%     $    154        1.14%         0.32%         1.65%
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund Class A Shares
Year ended 7/31/99                                      $   1.00       4.41%     $381,105        0.75%         4.26%         0.92%
Year ended 7/31/00                                      $   1.00       5.10%     $264,393        0.77%         4.93%         0.89%
Year ended 7/31/01                                      $   1.00       5.02%     $248,064        0.75%         4.92%         0.85%
Year ended 7/31/02                                      $   1.00       1.58%     $270,062        0.85%         1.57%         0.94%
Year ended 7/31/03                                      $   1.00       0.71%     $177,390        0.81%         0.66%         0.91%
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund Class A Shares
Year ended 12/31/98                                     $   1.00       3.06%     $    346        0.54%         3.02%         0.64%
Year ended 12/31/99                                     $   1.00       2.86%     $    658        0.53%         2.82%         0.63%
Year ended 12/31/00                                     $   1.00       3.70%     $    160        0.54%         3.44%         0.63%
1/1/01 to 7/31/01(c)                                    $   1.00       1.57%*    $    215        0.79%**       2.67%**       0.88%**
Year ended 7/31/02                                      $   1.00       1.25%     $    177        0.70%         1.26%         0.91%
Year ended 7/31/03                                      $   1.00       0.78%     $     19        0.64%         0.90%         0.92%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Class A Shares (n)
Year ended 9/30/98                                      $   1.00       2.74%     $ 44,494        0.71%         2.88%         0.71%
10/1/98(o) to 7/31/99                                   $   1.00       2.18%*    $ 26,715        0.75%**       2.60%**       1.19%**
Year ended 7/31/00                                      $   1.00       3.40%     $ 29,693        0.38%         3.33%         1.08%
Year ended 7/31/01                                      $   1.00       3.37%     $ 40,981        0.36%         3.26%         0.99%
Year ended 7/31/02                                      $   1.00       1.38%     $ 42,004        0.41%         1.35%         1.02%
Year ended 7/31/03                                      $   1.00       0.80%     $ 53,079        0.52%         0.80%         1.03%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Notes to Financial Highlights

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Class A, Class B and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.75% to 0.86%, 0.09% to 0.10% and 0.10% to 0.11%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.61%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.70% to 4.26%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.67% to 4.22%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.97% to 3.97%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.92% to 3.96%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

                                                               Fifth Third Funds
                                                   Notes to Financial Highlights

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains an losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(n) Information for the period prior to September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor of the Fifth Third Municipal Money Market Fund.

(o)   Reflects operations for the period from October 1, 1998 through July 31,
      1999.

^     Amount is less than $0.005 per share.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

(3)   Average shares method used in calculation.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Addresses

Fifth Third Funds                                                  Fifth Third Funds
Stock and Bond Mutual Funds                                        3435 Stelzer Road
Asset Allocation Funds                                             Columbus, Ohio 43219
Money Market Mutual Funds
Class A Shares
Class B Shares
Class C Shares

Investment Advisor                                                 Fifth Third Asset Management, Inc.
                                                                   38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263

Sub-Advisor                                                        Chartwell Investment Partners L.P.
(Small Cap Value Fund only)                                        1235 Westlakes Drive, Suite 400
                                                                   Berwyn, Pennsylvania 19312

Sub-Advisor                                                        Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                   1221 Avenue of the Americas
                                                                   New York, New York 10020

Distributor                                                        Fifth Third Funds Distributor, Inc.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219

Administrator, Transfer and Dividend Disbursing Agent,             Fifth Third Bank
     Accountant and Custodian                                      38 Fountain Square Plaza
                                                                   Cincinnati, Ohio 45263

Sub-Administrator                                                  BISYS Fund Services Limited Partnership
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant      BISYS Fund Services Ohio, Inc.
                                                                   3435 Stelzer Road
                                                                   Columbus, Ohio 43219

Independent Auditors                                               PricewaterhouseCoopers LLP
                                                                   100 East Broad Street
                                                                   Suite 2100
                                                                   Columbus, Ohio 43215

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

      o     At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

                                       Investment Company Act file no. 811-5669.

                        [LOGO]  Fifth Third Funds

                                STOCK AND BOND MUTUAL FUNDS
                                ASSET ALLOCATION FUNDS
                                Institutional Shares

                                Prospectus

                                November 30, 2003

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Asset Allocation Funds
Institutional Shares

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks

Equity Funds - Growth Style
Small Cap Growth Fund .....................................................    2
Mid Cap Growth Fund .......................................................    4
Quality Growth Fund .......................................................    6

Equity Funds - Core Style
Large Cap Core Fund .......................................................    8
Equity Index Fund .........................................................   10
Balanced Fund .............................................................   12

Equity Funds - Value Style
Micro Cap Value Fund ......................................................   14
Small Cap Value Fund ......................................................   16
Multi Cap Value Fund ......................................................   18
Disciplined Large Cap Value Fund ..........................................   20

Asset Allocation Funds
LifeModel Aggressive Fund(SM) .............................................   22
LifeModel Moderately Aggressive Fund(SM) ..................................   24
LifeModel Moderate Fund(SM) ...............................................   26
LifeModel Moderately Conservative Fund(SM) ................................   28
LifeModel Conservative Fund(SM) ...........................................   29

Strategic Income Fund .....................................................   30

Specialty Funds
Select Stock Fund .........................................................   32
Technology Fund ...........................................................   34
International Equity Fund .................................................   36

Fixed Income Funds - Taxable Style
Bond Fund .................................................................   38
Intermediate Bond Fund ....................................................   40
Short Term Bond Fund ......................................................   42
U.S. Government Bond Fund .................................................   44

Fixed Income Funds - Municipal Style
Municipal Bond Fund .......................................................   46
Intermediate Municipal Bond Fund ..........................................   48
Ohio Municipal Bond Fund ..................................................   50
Michigan Municipal Bond Fund ..............................................   52

Shareholder Fees and Fund Expenses
Fee Tables ................................................................   54
Expense Examples ..........................................................   58

Additional Information About the
   Funds' Investments .....................................................   60

Fund Management
Investment Advisors and Subadvisor ........................................   68
Portfolio Managers ........................................................   70

Shareholder Information
Purchasing And Selling Fund Shares ........................................   75
Abusive Trading Practices .................................................   75
Purchasing And Adding To Your Shares ......................................   75
Selling Your Shares .......................................................   76
Closing of Small Accounts .................................................   76
Exchanging Your Shares ....................................................   77
Dividends And Capital Gains ...............................................   77
Expenses ..................................................................   78
Taxation ..................................................................   78

Financial Highlights ......................................................   81

Back Cover
Where to learn more about Fifth Third Funds

Overview

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Chartwell Investment Partners L.P. ("Chartwell") acts as investment subadvisor to Fifth Third Small Cap Value Fund. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There is no guarantee that any Fund will achieve its objective.

Fifth Third Small Cap Growth Fund

GROWTH STYLE

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 17.04%  -0.06%  23.75%  19.56%  27.94%  -6.15%  27.98%  -0.38%  -4.11%  -25.00%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              20.66%
  Worst quarter:                Q3 1998             -21.20%
  Year to Date Return (1/1/03 to 9/30/03):           24.17%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

Fifth Third Small Cap Growth Fund

Average Annual Total Returns  (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year   Past 5 Years  Past 10 Years
---------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                               11/2/92
   Return Before Taxes                                                               -25.00%       -2.96%         6.64%
   Return After Taxes on Distributions(3)                                            -25.00%       -3.71%         5.34%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                    -15.35%       -2.31%         5.18%
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index*                                                        -30.26%       -6.59%         2.62%
---------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Fifth Third Mid Cap Growth Fund

GROWTH STYLE

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).

The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.38%   1.54%  26.03%  17.59%  32.64%   3.41%  17.06%   6.93%  -6.28%  -30.43%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              23.15%
  Worst quarter:                Q3 2001             -22.69%
  Year to Date Return (1/1/03 to 9/30/03):           22.07%

----------
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Mid Cap Growth Fund

Average Annual Total Returns  (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------
                                            Inception Date    Past Year     Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------
Institutional Shares(1)                         1/1/85
   Return Before Taxes                                         -30.43%         -3.32%          5.51%
   Return After Taxes on Distributions(2)                      -30.43%         -4.73%          4.20%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                              -18.68%         -2.40%          4.61%
--------------------------------------------------------------------------------------------------------

Russell MidCap(R) Growth Index*                                -27.41%         -1.82%          6.71%
--------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth value.

Fifth Third Quality Growth Fund

GROWTH STYLE

Fundamental Objective Growth of capital. Income is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management, financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 -1.06%   0.07%  31.59%  23.68%  32.70%  30.16%  23.86%  -3.82% -13.76%  -32.51%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              28.21%
  Worst quarter:                Q2 2002             -19.74%
  Year to Date Return (1/1/03 to 9/30/03):           17.72%

----------
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Quality Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------
                                            Inception Date    Past Year    Past 5 Years    Past 10 Years
--------------------------------------------------------------------------------------------------------
Institutional Shares(1)                         1/1/83
   Return Before Taxes                                         -32.51%         -2.03%          6.80%
   Return After Taxes on Distributions(2)                      -32.51%         -3.22%          5.63%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                              -19.96%         -1.18%          5.77%
--------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*                                  -27.88%         -3.84%          6.70%
--------------------------------------------------------------------------------------------------------
S&P 500 Index(R)**                                             -22.09%         -0.58%          9.34%
--------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Large Cap Core Fund

CORE STYLE

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

When selecting equity securities which it believes are selling at attractive valuations, the Advisor considers an issuer's balance sheet, quality of management, and historical earnings per share. The Advisor typically looks for issuers where earnings have already begun to rebound and considers the likelihood that earnings per share will continue to improve. When selecting equity securities which it believes have the potential for above average growth, the Advisor considers an issuer's balance sheet stability, cash flow, quality of management, earnings per share growth, and the issuer's potential to maintain above average earnings relative to its peers.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, a company's stock price jumps significantly without a fundamental justification, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value stocks and growth stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks can be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 11.98%  0.51%  34.91%  19.47%  24.14%  28.07%  18.79%  -11.25%  -12.82% -23.77%
--------------------------------------------------------------------------------
  1993     94     95      96      97      98      99       00       01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.19%
  Worst quarter:                Q3 2002             -18.15%
  Year to Date Return (1/1/03 to 9/30/03):           12.38%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

Fifth Third Large Cap Core Fund

Average Annual Total Returns  (for the periods ended December 31, 2002)(1)

-------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date    Past Year     Past 5 Years   Past 10 Years
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                11/2/92
   Return Before Taxes                                                                -23.77%         -2.14%          7.23%
   Return After Taxes on Distributions(3)                                             -24.03%         -3.38%          5.18%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                     -14.58%         -1.55%          5.49%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                     -22.09%         -0.58%          9.34%
-------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R)Index**                                                                -21.65%         -0.58%          9.19%
-------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund (formerly named Fifth Third Large Cap Value Fund).

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 1000(R) Index.

Fifth Third Equity Index Fund

CORE STYLE

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

----------
* "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  9.11%   0.86%  36.23%  22.18%  32.55%  28.26%  20.55%  -9.30% -12.22%  -22.35%
--------------------------------------------------------------------------------
  1993     94      95      96      97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.26%
  Worst quarter:                Q3 2002             -17.34%
  Year to Date Return (1/1/03 to 9/30/03):           14.44%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

Fifth Third Equity Index Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

-----------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year    Past 5 Years   Past 10 Years
-----------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                               11/2/92
   Return Before Taxes                                                               -22.35%        -0.90%          8.78%
   Return After Taxes on Distributions(3)                                            -22.75%        -1.45%          7.44%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                    -13.70%        -0.83%          6.75%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(R)*                                                                    -22.09%        -0.58%          9.34%
-----------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Balanced Fund

CORE STYLE

Fundamental Objective Capital appreciation and income.

Principal Investment Strategies Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)(1) (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

----------
(1) "Standard & Poor's MidCap 400" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  1.74%  -1.03%  26.53%  14.23%  24.08%  17.93%  15.64%   2.29%  -8.44%  -16.35%
--------------------------------------------------------------------------------
  1993     94      95      96      97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              17.83%
  Worst quarter:                Q3 2001             -14.30%
  Year to Date Return (1/1/03 to 9/30/03):            7.21%

Average Annual Total Returns  (for the periods ended December 31, 2002)

---------------------------------------------------------------------------------------------------------
                                            Inception Date     Past Year     Past 5 Years   Past 10 Years
---------------------------------------------------------------------------------------------------------
Institutional Shares(1)                         1/1/83
Return Before Taxes                                             -16.35%          1.32%          6.79%
   Return After Taxes on Distributions(2)                       -16.78%         -0.40%          5.06%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                               -10.03%          0.89%          5.19%
---------------------------------------------------------------------------------------------------------

S&P 500 Index(R)*                                               -22.09%         -0.58%          9.34%
---------------------------------------------------------------------------------------------------------

Lehman Brothers Aggregate Bond Index(R)**                        10.25%          7.55%          7.51%
---------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Micro Cap Value Fund

VALUE STYLE

Fundamental Objective Capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                       21.81%    -1.21%     22.90%      0.25%
--------------------------------------------------------------------------------
                        1999       00         01         02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              21.16%
  Worst quarter:                Q3 2002             -20.69%
  Year to Date Return (1/1/03 to 9/30/03):           45.33%

----------
(1) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

Fifth Third Micro Cap Value Fund

Average Annual Total Returns  (for the periods ended December 31, 2002)(1)

-------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date     Past Year    Since Inception
-------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                 2/1/98
   Return Before Taxes                                                                    0.25%           7.64%
   Return After Taxes on Distributions(3)                                                 0.10%           6.53%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                         0.29%           5.81%
-------------------------------------------------------------------------------------------------------------------
                                                                                                     (Since 2/1/98)
Russell 2000(R) Value Index*                                                            -11.43%           3.14%
-------------------------------------------------------------------------------------------------------------------

(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

Fifth Third Small Cap Value Fund

VALUE STYLE

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Small Cap Value Fund utilizes a dual manager approach with Fifth Third Asset Management managing approximately 25% of the portfolio and Chartwell Investment Partners managing approximately 75%. Each provides expertise in a different area of the value investment style. Fifth Third specializes in the "deep value" discipline which focuses on finding significantly undervalued companies that have short term price appreciation potential. Chartwell primarily focuses on core value opportunities looking for moderately undervalued companies with consistent earnings and sales histories.

The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Subadvisor attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Regarding the "deep value" portion of the Fund, Fifth Third typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

Chartwell, in taking a broader approach to value investing, seeks out companies that have consistent earnings and sales but are trading below historic values. They look for undervalued companies that are based on industry specific valuation criteria and which possess positive catalysts that should increase valuations. Chartwell considers selling a holding when company valuation has increased to the upper end of its historical range or if forces for positive change dissipate. Chartwell also considers a company's performance relative to its peers and will typically sell that company if it underperforms its peers by 30% from the time of purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Fifth Third Multi Cap Value Fund

VALUE STYLE

Fundamental Objective High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 24.43%   0.65%  22.51%  19.07%  28.21%  -8.77%  13.22%  23.78%   7.91%  -15.83%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              18.76%
  Worst quarter:                Q3 1998             -21.09%
  Year to Date Return (1/1/03 to 9/30/03):           21.45%

----------
(1) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

Fifth Third Multi Cap Value Fund

Average Annual Total Returns  (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year     Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                               9/30/89
   Return Before Taxes                                                               -15.83%          3.00%         10.49%
   Return After Taxes on Distributions(3)                                            -15.83%          1.68%          7.99%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                     -9.72%          2.24%          7.72%
------------------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Value Index*                                                         -15.18%          1.19%         10.74%
------------------------------------------------------------------------------------------------------------------------------
Russell MidCap(R) Value Index**                                                       -9.64%          2.95%         11.06%
------------------------------------------------------------------------------------------------------------------------------

(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance of the Fund reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

Fifth Third Disciplined Large Cap Value Fund

VALUE STYLE

Fundamental Objective Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in stocks of companies with low ratios of price to earnings, cash flow, sales and book value, as well as companies which the Advisor believes are undervalued relative to their prospects for future earnings or to their asset values. In selecting equity securities, the Advisor will consider an issuing company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. The Advisor also attempts to control risk in the portfolio by monitoring sector weights, as compared to the benchmark index for the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Fifth Third Disciplined Large Cap Value Fund

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  0.26%  -0.65%  30.73% 16.83%  38.15%  18.03%  -4.71%  12.75%  -12.35%  -13.72%
--------------------------------------------------------------------------------
  1993     94      95     96      97      98      99      00       01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1997              15.29%
  Worst quarter:                Q3 2002             -13.86%
  Year to Date Return (1/1/03 to 9/30/03):           16.38%

Average Annual Total Returns (for the periods ended December 31, 2002)

---------------------------------------------------------------------------------------------------------
                                             Inception Date    Past Year     Past 5 Years   Past 10 Years
---------------------------------------------------------------------------------------------------------
Institutional Shares(1)                          1/1/83
   Return Before Taxes                                          -13.72%         -0.83%          7.26%
   Return After Taxes on Distributions(2)                       -14.36%         -2.49%           N/A
   Return After Taxes on Distributions and
     Sale of Fund Shares(2)                                      -8.16%         -1.00%           N/A
---------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index*                                    -15.52%          1.16%         10.80%
---------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

Fifth Third LifeModel Aggressive Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.............................................         0-50%
Mid Cap Growth Fund...............................................         0-50%
Quality Growth Fund...............................................         0-50%
Small Cap Value Fund..............................................         0-50%
Multi Cap Value Fund..............................................         0-50%
Disciplined Large Cap Value Fund..................................         0-50%
International Equity Fund.........................................         0-25%
Bond Fund.........................................................         0-20%
Intermediate Bond Fund............................................         0-20%
Short Term Bond Fund..............................................         0-20%
Prime Money Market Fund...........................................         0-10%
U.S. Treasury Money Market Fund...................................         0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Aggressive Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderately Aggressive Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond funds and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.............................................         0-40%
Mid Cap Growth Fund...............................................         0-40%
Quality Growth Fund...............................................         0-40%
Small Cap Value Fund..............................................         0-40%
Multi Cap Value Fund..............................................         0-40%
Disciplined Large Cap Value Fund..................................         0-40%
International Equity Fund.........................................         0-20%
Bond Fund.........................................................         0-30%
Intermediate Bond Fund............................................         0-30%
Short Term Bond Fund..............................................         0-30%
Prime Money Market Fund...........................................         0-10%
U.S. Treasury Money Market Fund...................................         0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Moderately Aggressive Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderate Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's total assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.............................................         0-30%
Mid Cap Growth Fund...............................................         0-30%
Quality Growth Fund...............................................         0-30%
Small Cap Value Fund..............................................         0-30%
Multi Cap Value Fund..............................................         0-30%
Disciplined Large Cap Value Fund..................................         0-30%
International Equity Fund.........................................         0-15%
Bond Fund.........................................................         0-40%
Intermediate Bond Fund............................................         0-40%
Short Term Bond Fund..............................................         0-40%
Prime Money Market Fund...........................................         0-15%
U.S. Treasury Money Market Fund...................................         0-15%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Fifth Third LifeModel Moderate Fund(SM)

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Moderately Conservative Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.............................................         0-25%
Mid Cap Growth Fund...............................................         0-25%
Quality Growth Fund...............................................         0-25%
Small Cap Value Fund..............................................         0-25%
Multi Cap Value Fund..............................................         0-25%
Disciplined Large Cap Value Fund..................................         0-25%
International Equity Fund.........................................         0-10%
Bond Fund.........................................................         0-50%
Intermediate Bond Fund............................................         0-50%
Short Term Bond Fund..............................................         0-50%
Prime Money Market Fund...........................................         0-20%
U.S. Treasury Money Market Fund...................................         0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund(SM) will be affected. Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third LifeModel Conservative Fund(SM)

ASSET ALLOCATION STRATEGY

Fundamental Objective The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's total assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's total assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's total assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:

                                                                   Percentage of
Fund Name                                                          Fund Holdings
Small Cap Growth Fund.............................................         0-15%
Mid Cap Growth Fund...............................................         0-15%
Quality Growth Fund...............................................         0-15%
Small Cap Value Fund..............................................         0-15%
Multi Cap Value Fund..............................................         0-15%
Disciplined Large Cap Value Fund..................................         0-15%
International Equity Fund.........................................          0-5%
Bond Fund.........................................................         0-60%
Intermediate Bond Fund............................................         0-60%
Short Term Bond Fund..............................................         0-60%
Prime Money Market Fund...........................................         0-20%
U.S. Treasury Money Market Fund...................................         0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

Principal Investment Risks The principal risks of investing in the Fund are as follows:

Investments in Mutual Funds. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

Equity Funds. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund(SM) will be affected.

Bond Funds. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund(SM) will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

Foreign Securities. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

Fifth Third Strategic Income Fund

STRATEGIC INCOME STYLE

Fundamental Objective High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty

Fifth Third Strategic Income Fund

or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.90%  -4.49%  16.44%  9.22%   11.48%   3.55%  -5.60%  16.59%  13.12%   7.87%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               6.38%
  Worst quarter:                Q4 1999              -4.73%
  Year to Date Return (1/1/03 to 9/30/03):            6.80%

Average Annual Total Returns  (for the periods ended December 31, 2002)(1)

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date    Past Year     Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                3/10/85
   Return Before Taxes                                                                   7.87%          6.79%          7.38%
   Return After Taxes on Distributions(3)                                                5.68%          3.77%          4.42%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                        4.78%          3.89%          4.41%
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Credit Bond Index(R)*                                      10.14%          7.50%          7.61%
--------------------------------------------------------------------------------------------------------------------------------

(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Strategic Income Fund.

(2) For the period prior to October 22, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Credit Bond Index(R) is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

Fifth Third Select Stock Fund
(Formerly the Fifth Third Large Cap Opportunity Fund)

GROWTH STYLE

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Aggressive investors who are looking for high returns and are willing to accept the risks of a Fund with limited holdings may consider the Select Stock Fund an appropriate addition to their portfolio. The Select Stock Fund will achieve its investment objective by normally concentrating its investments in a group of 20 to 30 stocks.

In selecting suitable investments, the Fund will attempt to find attractively valued companies experiencing rapid and accelerating growth due to improving fundamentals and earnings, and favorable growth, risk, and valuation factors. The Advisor utilizes a stock selection approach that is fundamentally based and will focus on issues related to management, product development, reputation, financial progress, business models, and enterprise risks. Additionally the Advisor will employ screening tools that capture quantitative factors such as earnings estimate revisions, balance sheet strength, earnings stability, and price-to-earnings ratios - screening that will aid in the identification of attractive new ideas warranting further consideration.

The Advisor will evaluate widely traded companies with market capitalizations greater than $1 billion - which includes large, mid, and some small cap companies. Within this universe of companies, the Advisor seeks reasonably valued companies which are experiencing rapid growth due to improving fundamentals. Accordingly, the Fund will own both growth and value stocks that are believed to have the best potential for capital appreciation.

The Fund's disciplined approach continues once a stock makes it into the portfolio. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, has a low relative strength score, or if another company is identified to have greater fundamental potential, the stock may be sold. In addition, Fund managers may seek to control risk by adjusting sector weights and diversifying the portfolio as they deem appropriate.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, value stocks, large cap companies, mid cap companies and small cap companies. When a fund is non-diversified, a single security's increase or decrease in value may have a greater impact on a fund's NAV and total return and the fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

Generally, growth-oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall. Value stocks present the risk that they may not perform as well as other types of stocks.

Significant investment in large, mid and small cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. The smaller companies in which the Fund invests are especially sensitive to market factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so.

Fifth Third Select Stock Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

3.31%  -1.12%  35.40%  22.44%  35.43%  32.94%  11.64%  -19.76%  -21.81%  -29.69%
--------------------------------------------------------------------------------
1993     94      95      96      97      98      99       00       01       02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              24.93%
  Worst quarter:                Q1 2001             -18.65%
  Year to Date Return (1/1/03 to 9/30/03):            6.75%

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date    Past Year     Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                 3/4/85
   Return Before Taxes                                                                 -29.69%         -8.12%          4.15%
   Return After Taxes on Distributions(2)                                              -29.69%         -8.46%          1.64%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      -18.23%         -6.12%          2.38%

--------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index*                                                                 -21.65%         -0.58%          9.19%
--------------------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index*                                                          -27.88%         -3.84%          6.70%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The benchmark index for the Select Stock Fund has changed from the Russell 1000(R) Growth Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Technology Fund

SPECIALTY FUND

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

      o fluctuate in price more widely and rapidly than the market as a whole

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

      o     decline in price due to sector specific developments

      o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                      -33.22%        -42.00%
--------------------------------------------------------------------------------
                        2001            02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2002              35.80%
  Worst quarter:                Q3 2001             -35.41%
  Year to Date Return (1/1/03 to 9/30/03):           61.16%

Average Annual Total Returns (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date    Past Year    Since Inception
------------------------------------------------------------------------------------------------------------------
Institutional Shares                                                    6/5/00
   Return Before Taxes                                                                 -42.00%         -38.43%
   Return After Taxes on Distributions(1)                                              -42.00%         -38.52%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                      -25.79%         -27.98%
------------------------------------------------------------------------------------------------------------------
                                                                                                    (Since 6/1/00)
Merrill Lynch 100 Technology Index*                                                    -41.54%         -40.44%
------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

Fifth Third International Equity Fund

SPECIALTY FUND

Fundamental Objective Long-term capital appreciation.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  11.29%    8.54%     7.69%   19.45%    26.11%    -14.24%   -17.90%   -13.77%
--------------------------------------------------------------------------------
   1995      96        97       98        99         00        01        02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              17.74%
  Worst quarter:                Q3 2002             -17.95%
  Year to Date Return (1/1/03 to 9/30/03):           14.19%

----------
(1) The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third International Equity Fund

Average Annual Total Returns  (for the periods ended December 31, 2002)

---------------------------------------------------------------------------------------------------------------------------------
                                                                    Inception Date   Past Year    Past 5 Years    Since Inception
---------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                                8/18/94
   Return Before Taxes                                                                -13.77%         -1.77%           1.36%
   Return After Taxes on Distributions(2)                                             -13.97%         -3.17%          -0.20%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                      -8.46%         -1.45%           0.77%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (Since 9/1/94)
Morgan Stanley Capital International EAFE Index(R)*                                   -15.66%         -2.61%           0.21%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      1.19%      10.55%     9.29     -4.41%     11.91%     7.25%     9.42%
--------------------------------------------------------------------------------
      1996         97        98        99         00        01        02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001               5.24%
  Worst quarter:                Q1 1996              -3.63%
  Year to Date Return (1/1/03 to 9/30/03):            3.00%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year     Past 5 Years    Since Inception
---------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                               3/20/95
   Return Before Taxes                                                                 9.42%          6.53%            7.58%
   Return After Taxes on Distributions(3)                                              7.32%          3.90%            4.71%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      5.72%          3.90%            4.65%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (Since 4/1/95)
Lehman Brothers Aggregate Bond Index(R)*                                              10.25%          7.55%            8.21%
---------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Income Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Intermediate Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High level of current income.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities, mortgage-backed securities, and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Intermediate Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.42%  -3.19%  16.18%  3.01%    7.80%   7.65%  -1.22%   9.74%   8.34%   8.61%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best Quarter                  Q2 1995               5.56%
  Worst Quarter                 Q1 1994              -2.55%
  Year to Date Return (1/1/03 to 9/30/03):            3.00%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date    Past Year    Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                11/2/92
   Return Before Taxes                                                                 8.61%          6.55%           6.35%
   Return After Taxes on Distributions(3)                                              6.63%          4.19%           3.88%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      5.23%          4.05%           3.83%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit Bond Index(R)*                          9.84%          7.48%           7.08%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Bond Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate (mortgage-backed securities and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality) and U.S. Government securities. U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank
(FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund will maintain a dollar-weighted average portfolio maturity of less than three years.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected.

Fifth Third Short Term Bond Fund

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1,2)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  3.36%   1.03%  10.53%  4.22%    6.42%   6.14%   2.50%   8.12%   7.90%   4.84%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best Quarter                  Q3 2001               3.19%
  Worst Quarter                 Q1 2002              -0.44%
  Year to Date Return (1/1/03 to 9/30/03):            2.03%

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date    Past Year    Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                11/2/92
   Return Before Taxes                                                                 4.84%          5.88%          5.44%
   Return After Taxes on Distributions(3)                                              2.98%          3.63%          3.20%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      2.94%          3.57%          3.21%
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Government Corporate Index(R)*                                  6.09%          6.61%          6.18%
------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index**                                                                 2.38%          2.32%          2.46%
------------------------------------------------------------------------------------------------------------------------------
91-Day Treasury Bill***                                                                1.59%          4.11%          4.38%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Short Term Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

      * The Merrill Lynch 1-3 Year Government Corporate Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's duration to attempt to capture excess returns, as related to the Fund benchmark. The Advisor may consider selling one of the Fund's holdings when there is a dramatic shift in interest rates, the portfolio mix is not considered optimal, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

Fifth Third U.S. Government Bond Fund

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 6.19%  -2.18%  13.01%   2.45%    7.14%   7.50%   0.18%   9.48%   7.66%   8.78%
--------------------------------------------------------------------------------
 1993     94      95      96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best Quarter                  Q3 2001               4.83%
  Worst Quarter                 Q1 1994              -1.99%
  Year to Date Return (1/1/03 to 9/30/03):            1.73%

Average Annual Total Returns (for the periods ended December 31, 2002)

--------------------------------------------------------------------------------------------------------------------
                                                         Inception Date    Past Year    Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                      1/1/86
   Return Before Taxes                                                       8.78%          6.67%          5.93%
   Return After Taxes on Distributions(2)                                    6.94%          4.61%          3.76%
   Return After Taxes on Distributions
       and Sale of Fund Shares2                                              5.51%          4.33%          3.65%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government Bond Index(R)*                       9.64%          7.44%          6.91%
--------------------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index generally representative of intermediate-term government bonds.

Fifth Third Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income that is exempt from federal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar- weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

     3.92%      8.59%      5.71%     -3.26%     12.40%      4.07%      9.65%
--------------------------------------------------------------------------------
     1996        97          98        99         00         01         02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               5.01%
  Worst quarter:                Q2 1999              -2.24%
  Year to Date Return (1/1/03 to 9/30/03):            3.53%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Fifth Third Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

-------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date   Past Year    Past 5 Years   Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                               3/20/95
   Return Before Taxes                                                                 9.65%         5.57%           6.29%
   Return After Taxes on Distributions(3)                                              9.30%         5.31%           6.02%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      7.82%         5.26%           5.87%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Since 4/1/95)
Lehman Brothers Municipal Bond Index(R)*                                               9.60%         6.06%           6.91%
-------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Intermediate Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds, which pay interest that is exempt from federal income tax. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  8.51%  -3.00%  12.80%  3.41%    7.07%   5.37%  -1.01%   8.99%   4.73%   8.24%
--------------------------------------------------------------------------------
  1993     94      95     96       97       98     99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               5.42%
  Worst quarter:                Q1 1994              -3.95%
  Year to Date Return (1/1/03 to 9/30/03):            2.92%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Fifth Third Intermediate Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date    Past Year    Past 5 Years   Past 10 Years
------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                               12/16/92
   Return Before Taxes                                                                 8.24%          5.20%          5.41%
   Return After Taxes on Distributions(3)                                              8.09%          5.01%          5.30%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      6.55%          4.93%          5.16%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Three-Year General Obligation Index(R)*                                6.65%          5.23%          5.18%
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Five-Year General Obligation Index(R)**                                9.00%          5.80%          5.85%
------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Three-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

** The Lehman Brothers Five-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Ohio Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a dollar weighted average portfolio maturity of 3.5 years to 7.5 years. No purchases in the Fund will have an effective maturity of greater than 15 years.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  6.71%  -4.01%  13.72%  3.48%    6.92%   5.61%  -2.94%   8.87%   4.57%   7.85%
--------------------------------------------------------------------------------
  1993     94      95     96       97      98      99      00      01      02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               5.53%
  Worst quarter:                Q1 1994              -3.78%
  Year to Date Return (1/1/03 to 9/30/03):            3.09%

----------
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Fifth Third Ohio Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)

----------------------------------------------------------------------------------------------------------
                                              Inception Date    Past Year    Past 5 Years    Past 10 Years
----------------------------------------------------------------------------------------------------------
Institutional Shares(1)                           1/1/87
   Return Before Taxes                                            7.85%          4.71%           4.96%
   Return After Taxes on Distributions(2)                         7.85%          4.67%           4.93%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                 6.23%          4.55%           4.77%
----------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(R)*                          9.60%          6.06%           6.71%
----------------------------------------------------------------------------------------------------------

(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Michigan Municipal Bond Fund

FIXED-INCOME STYLE TAXABLE

Fundamental Objective Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years.

The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's) or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Due to the level of investments in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code which would create adverse tax consequences.

Volatility and Performance Information The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares(1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  0.36%    8.20%    3.51%    5.52%     4.75%    0.67%    6.31%    5.48%    6.21%
--------------------------------------------------------------------------------
  1994      95       96       97        98       99       00       01       02

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               3.01%
  Worst quarter:                Q1 1994              -1.48%
  Year to Date Return (1/1/03 to 9/30/03):            2.57%

----------
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

Fifth Third Michigan Municipal Bond Fund

Average Annual Total Returns (for the periods ended December 31, 2002)(1)

---------------------------------------------------------------------------------------------------------------------------------
                                                                   Inception Date     Past Year    Past 5 Years   Since Inception
---------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(2)                                                5/3/93
   Return Before Taxes                                                                     6.21%          4.66%           4.53%
   Return After Taxes on Distributions(3)                                               6.13%          4.60%           4.50%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                       5.20%          4.51%           4.41%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (Since 5/1/93)
Lehman Brothers Three-Year General Obligation Index(R)*                                 6.65%          5.25%           5.08%
---------------------------------------------------------------------------------------------------------------------------------

(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Three-Year General Obligation Index(R) is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

Shareholder Fees                                                                          Stock Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Fifth Third      Fifth Third     Fifth Third    Fifth Third
                                                                          Small Cap     Mid Cap Growth      Quality       Large Cap
                                                                         Growth Fund         Fund         Growth Fund     Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                             None            None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                                      None            None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                  None            None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                              0.70%           0.80%           0.80%           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                    None            None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                               0.28%           0.30%           0.28%           0.29%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         0.98%           1.10%           1.08%           0.99%
------------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                                     --              --              --            0.07%
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                   --              --              --            0.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to 0.92%. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

Shareholder Fees and Fund Expenses

Shareholder Fees                                                                     Stock Funds--Fee Table
----------------------------------------------------------------------------------------------------------------------
                                                                           Fifth Third     Fifth Third     Fifth Third
                                                                           Equity Index      Balanced       Micro Cap
                                                                               Fund            Fund         Value Fund
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                               None            None            None
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                                        None            None            None
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                    None            None            None
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------
Management fees                                                                0.30%           0.80%           1.00%
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                      None            None            None
----------------------------------------------------------------------------------------------------------------------
Other expenses                                                                 0.28%           0.32%           0.47%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                           0.58%           1.12%           1.47%
----------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                        0.39%(1)          --              --
----------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                   0.19%             --              --
----------------------------------------------------------------------------------------------------------------------

(1) The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Equity Index Fund to 0.19%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees                                                                     Stock Funds--Fee Table
-------------------------------------------------------------------------------------------------------------------------
                                                                           Fifth Third     Fifth Third     Fifth Third
                                                                            Small Cap       Multi Cap   Disciplined Large
                                                                            Value Fund      Value Fund    Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                               None            None            None
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                    None            None            None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                    None            None            None
-------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------
Management fees                                                                0.90%           1.00%           0.80%
-------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                      None            None            None
-------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                 0.70%           0.36%           0.30%
-------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                           1.60%           1.36%           1.10%
-------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                        0.35%(1)          --              --
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                   1.25%             --              --
-------------------------------------------------------------------------------------------------------------------------

(1) The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2004, to limit total annual fund operating expenses for the Small Cap Value Fund to 1.25%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Shareholder Fees                                                      Asset Allocation Funds--Fee Table
-----------------------------------------------------------------------------------------------------------------------------
                                                                    Fifth Third                   Fifth Third
                                                    Fifth Third      LifeModel     Fifth Third     LifeModel     Fifth Third
                                                     LifeModel       Moderately     LifeModel      Moderately      LifeModel
                                                     Aggressive      Aggressive      Moderate     Conservative   Conservative
                                                      Fund(SM)        Fund(SM)       Fund(SM)       Fund(SM)       Fund(SM)
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases         None           None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                  None           None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                              None           None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------------------------
Management fees                                          0.15%          0.15%          0.15%          0.15%          0.15%
-----------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                        None           None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------
Other expenses                                           0.63%          0.39%          0.37%          0.45%          0.60%
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     0.78%          0.54%          0.52%          0.60%          0.75%
-----------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expenses(1)                            0.70%          0.46%          0.44%          0.52%          0.67%
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses(2)                                          0.08%          0.08%          0.08%          0.08%          0.08%
-----------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the LifeModel Aggressive Fund, the LifeModel Moderately Aggressive Fund, the LifeModel Moderate Fund, the LifeModel Moderately Conservative Fund and the LifeModel Conservative Fund to 0.08%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

(2) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund are 1.13%, of the LifeModel Moderately Aggressive Fund are 1.05%, of the LifeModel Moderate Fund are 0.98%, of the LifeModel Moderately Conservative Fund are 0.94% and of the LifeModel Conservative Fund are 0.87%.

Shareholder Fees                                                         Stock Funds--Fee Table
-------------------------------------------------------------------------------------------------------------------
                                                      Fifth Third    Fifth Third      Fifth Third      Fifth Third
                                                       Strategic     Select Stock      Technology     International
                                                     Income Fund(1)      Fund             Fund         Equity Fund
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          None           None             None             None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                   None           None             None             None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                               None           None             None             None
-------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management fees                                           1.00%          0.80%            1.00%            1.00%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                 None           None             None             None
-------------------------------------------------------------------------------------------------------------------
Other expenses                                            0.35%          0.83%            0.87%            0.45%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.35%          1.63%            1.87%(2)         1.45%
-------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                     --           0.18%(3)           --             0.10%(4)
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                                --           1.45%              --             1.35%
-------------------------------------------------------------------------------------------------------------------

(1) In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

(2) During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Technology Fund to 1.55%. This waiver and/or expense reimbursement may be discontinued at any time.

(3) The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Select Stock Fund to 1.45%. This waiver and/or expense reimbursement will remain in effect until November 30, 2004.

(4) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the International Equity Fund to 1.35%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

Shareholder Fees and Fund Expenses

Shareholder Fees                                                            Bond Funds--Fee Table
------------------------------------------------------------------------------------------------------------------------------
                                                    Fifth Third     Fifth Third     Fifth Third     Fifth Third    Fifth Third
                                                        Bond        Intermediate     Short Term   U.S. Government   Municipal
                                                        Fund         Bond Fund       Bond Fund       Bond Fund      Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases        None            None            None            None          None
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                                 None            None            None            None          None
------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                             None            None            None            None          None
------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------
Management fees                                         0.60%           0.55%           0.50%           0.55%         0.55%
------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                               None            None            None            None          None
------------------------------------------------------------------------------------------------------------------------------
Other expenses                                          0.29%           0.26%           0.26%           0.37%         0.38%
------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    0.89%           0.81%           0.76%           0.92%(1)      0.93%
------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                 0.10%(2)        0.05%(2)        0.02%(2)          --          0.14%(2)
------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                            0.79%           0.76%            0.74%             --          0.79%
------------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Government Bond Fund to 0.81%. This waiver and/or expense reimbursement may be discontinued at any time.

(2) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Bond Fund to 0.79%, for the Intermediate Bond Fund to 0.76%, for the Short Term Bond Fund to 0.74% and for the Municipal Bond Fund to 0.79%. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

Shareholder Fees                                                                           Bond Funds--Fee Table
---------------------------------------------------------------------------------------------------------------------------
                                                                                Fifth Third      Fifth Third    Fifth Third
                                                                                Intermediate        Ohio         Michigan
                                                                                  Municipal       Municipal      Municipal
                                                                                  Bond Fund       Bond Fund      Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                    None            None           None
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                         None            None           None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Load                                                         None            None           None
---------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------
Management fees                                                                     0.55%           0.55%          0.45%
---------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                           None            None           None
---------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                      0.28%           0.30%          0.32%
---------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                0.83%           0.85%(1)       0.77%
---------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                             0.10%(2)          --           0.08%(2)
---------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                        0.73%             --           0.69%
---------------------------------------------------------------------------------------------------------------------------

(1) During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Ohio Municipal Bond Fund to 0.77%. These waivers and/or expense reimbursements may be discontinued at any time.

(2) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to 0.73% and for the Michigan Municipal Bond Fund to 0.69%. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds
--------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                              1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  100       $  312       $  542       $1,201
--------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  112       $  350       $  606       $1,340
--------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  110       $  343       $  595       $1,317
--------------------------------------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   94       $  308       $  540       $1,207
--------------------------------------------------------------------------------------------------------------
Fifth Third Equity Index Fund                                  1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   19       $  105       $  244       $  649
--------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund                                      1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  114       $  356       $  617       $1,363
--------------------------------------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                               1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  150       $  465       $  803       $1,757
--------------------------------------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund                               1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  127       $  471       $  838       $1,871
--------------------------------------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                               1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  138       $  431       $  745       $1,635
--------------------------------------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value Fund                   1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  112       $  350       $  606       $1,340
--------------------------------------------------------------------------------------------------------------

Asset Allocation Funds
--------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive Fund(SM)                      1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $    8       $  104       $  291       $  831
--------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Aggressive Fund(SM)           1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $    8       $   78       $  207       $  586
--------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderate Fund(SM)                        1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $    8       $   75       $  200       $  565
--------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Conservative Fund(SM)         1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $    8       $   84       $  228       $  648
--------------------------------------------------------------------------------------------------------------
Fifth Third LifeModel Conservative Fund(SM)                    1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $    8       $  101       $  281       $  801
--------------------------------------------------------------------------------------------------------------

Shareholder Fees and Fund Expenses

Stock Funds
--------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                              1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  137       $  428       $  739       $1,624
--------------------------------------------------------------------------------------------------------------
Fifth Third Select Stock Fund                                  1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  148       $  497       $  870       $1,918
--------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund                                    1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  190       $  588       $1,011       $2,190
--------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                          1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $  137       $  438       $  773       $1,718
--------------------------------------------------------------------------------------------------------------

Bond Funds
--------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund                                          1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   81       $  274       $  483       $1,087
--------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                             1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   78       $  254       $  445       $  997
--------------------------------------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                               1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   76       $  241       $  420       $  940
--------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                          1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   94       $  293       $  509       $1,131
--------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   81       $  282       $  501       $1,130
--------------------------------------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund                   1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   75       $  255       $  451       $1,016
--------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                           1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   87       $  271       $  471       $1,049
--------------------------------------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund                       1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------
   Institutional Shares                                        $   70       $  238       $  420       $  947
--------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Select Stock Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                              FUND CODE
--------------------------------------------------------------------------------
Small Cap Growth Fund                                                       1
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                                         2
--------------------------------------------------------------------------------
Quality Growth Fund                                                         3
--------------------------------------------------------------------------------
Large Cap Core Fund                                                         4
--------------------------------------------------------------------------------
Equity Index Fund                                                           5
--------------------------------------------------------------------------------
Balanced Fund                                                               6
--------------------------------------------------------------------------------
Micro Cap Value Fund                                                        7
--------------------------------------------------------------------------------
Small Cap Value Fund                                                        8
--------------------------------------------------------------------------------
Multi Cap Value Fund                                                        9
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                                           10
--------------------------------------------------------------------------------
Strategic Income Fund                                                      11
--------------------------------------------------------------------------------
Select Stock Fund                                                          12
--------------------------------------------------------------------------------
Technology Fund                                                            13
--------------------------------------------------------------------------------
International Equity Fund                                                  14
--------------------------------------------------------------------------------
Bond Fund                                                                  15
--------------------------------------------------------------------------------
Intermediate Bond Fund                                                     16
--------------------------------------------------------------------------------
Short Term Bond Fund                                                       17
--------------------------------------------------------------------------------
U.S. Government Bond Fund                                                  18
--------------------------------------------------------------------------------
Municipal Bond Fund                                                        19
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                           20
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                                   21
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                               22
--------------------------------------------------------------------------------
Prime Money Market Fund                                                    23
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                            24
--------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                       FUND CODE             RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held                1-10, 12, 14,             Market
by a U.S. bank that issues a receipt evidencing ownership.                                                            Political
                                                                                                                  Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company receivables, home equity               2, 3, 6, 15-17,        Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed           19-23                Market
by other types of receivables or other assets.                                                                          Credit
                                                                                                                     Interest Rate
                                                                                                                      Regulatory
                                                                                                                       Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a                  1-24                 Credit
commercial bank. Maturities are generally six months or less.                                                          Liquidity
                                                                                                                        Market
                                                                                                                     Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Bear Funds: A Fund intended to increase/decrease in value inversely to the stock or                 14              Inverse Market
equity index to which it relates.                                                                                      Leverage
                                                                                                                       Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the               1-24                 Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                                    Credit
principal amount of the loan at maturity.                                                                            Interest Rate
                                                                                                                       Political
------------------------------------------------------------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to buy, and obligates                1-23               Management
the seller of the option to sell, a security at a specified price. A put option gives the                             Liquidity
buyer the right to sell, and obligates the seller of the option to buy a security at a                                  Credit
specified price.                                                                                                        Market
                                                                                                                       Leverage
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.                         1-11, 13-23             Market
                                                                                                                        Credit
                                                                                                                      Liquidity
                                                                                                                     Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Closed-End Funds: Funds traded on an exchange, which are not redeemable on a                      11, 14                Market
continuous basis.                                                                                                      Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations: Mortgage-backed bonds that separate                         6, 15-23          Pre-Payment/Call
mortgage pools into different maturity classes.                                                                      Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory notes issued by                      1-24                 Credit
corporations and other entities. Maturities generally vary from a few days to                                         Liquidity
nine months.                                                                                                            Market
                                                                                                                     Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                                                    1-14                 Market
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that convert to common stock.                 2-12, 14-18,             Market
                                                                                                  20, 21                Credit
------------------------------------------------------------------------------------------------------------------------------------
Derivatives: Instruments whose value is derived from an underlying contract, index                 1, 24              Management
or security, or any combination thereof, including futures, options (e.g., put and                                      Market
calls), options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                                      Liquidity
                                                                                                                       Leverage
                                                                                                                     Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions: Foreign currency transactions include forward foreign                14            Foreign Investment
currency exchange contracts, foreign currency options, and foreign currency futures                                     Market
transactions.                                                                                                          Political
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                       FUND CODE             RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities: Stocks issued by foreign companies, as well as commercial paper           2, 3-6, 10, 13,           Market
of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks            14, 20, 23             Political
and supranational entities.                                                                                           Liquidity
                                                                                                                  Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
Forward Commitments: A purchase of, or contract to purchase, securities at a fixed             1, 4, 5, 8,             Leverage
price for delivery at a future date.                                                               14-24               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future sale and purchase              1-6, 8, 10,           Management
of a specified amount of a specified security, class of securities, or an index at a               13-22                Market
specified time in the future and at a specified price.                                                                  Credit
                                                                                                                      Liquidity
                                                                                                                       Leverage
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Investment Contracts: Contract between a fund and an insurance                        17, 19-22              Credit
company that guarantees a specific rate of return on the invested capital over the life of the contract.
------------------------------------------------------------------------------------------------------------------------------------
High-Yield/High-Risk/Debt Securities: High-yield/ high-risk/debt securities are                7, 9, 11, 14             Credit
securities that are rated below investment grade by the primary rating agencies                                         Market
(e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These                                            Liquidity
securities are considered speculative and involve greater risk of loss than investment                               Interest Rate
grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities: Securities which may be difficult to sell at an acceptable price.             1-24               Liquidity
                                                                                                                        Market
------------------------------------------------------------------------------------------------------------------------------------
Index-Based Securities:  Index-based securities entitle a holder to receive                        1-14                 Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.  Examples of index-based securities include Standard & Poor's Depositary Receipts ("SPDRs").
A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R).  iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities: Shares of investment companies. These investment                    1-24                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bonds: Interest-bearing or discounted government or corporate                     1-24                 Market
securities that obligate the issuer to pay the bondholder a specified sum of money,                                     Credit
usually at specific intervals, and to repay the principal amount of the loan at maturity.
Investment grade bonds are those rated BBB or better by S&P or Baa or better by
Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------------
Leveraged Funds: Funds that utilize leverage in an attempt to maximize gains.                       14                  Market
                                                                                                                       Leverage
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations: A loan participation note represents participation in a corporate             15-23                Credit
loan of a commercial bank with a remaining maturity of one year or less.                                              Liquidity
                                                                                                                     Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
Money Market Instruments: Investment-grade, U.S. dollar denominated debt                           1-24                 Market
securities that have remaining maturities of one year or less. These securities may                                     Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                       FUND CODE             RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools           2, 3, 6, 15-23         Pre-Payment
of loans. These include collateralized mortgage obligations and real estate mortgage                                    Market
investment conduits.                                                                                                    Credit
                                                                                                                      Regulatory
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls: Transactions in which a Fund sells securities and                           15-22                Market
simultaneously contracts with the same counterparty to repurchase similar but not                                     Regulatory
identical securities on a specified future date.                                                                      Pre-Payment
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision to obtain              15-24                Market
funds for various public purposes. Municipal securities include (a) governmental                                        Credit
lease certificates of participation issued by state or municipal authorities where                                    Political
payment is secured by installment payments for equipment, buildings, or other                                            Tax
facilities being leased by the state or municipality; (b) government lease certificates                               Regulatory
purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests: Interests in bank loans made to corporations.                        1, 4, 5, 15-23         Interest Rate
                                                                                                                        Credit
                                                                                                                       Liquidity
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends         4, 6, 11, 13, 14           Market
at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs): Pooled investment vehicles investing primarily              1-24                 Credit
in income producing real estate or real estate loans or interest.                                                    Interest Rate
                                                                                                                       Liquidity
                                                                                                                      Management
                                                                                                                        Market
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the simultaneous                             1-24                 Market
commitment to return the security to the seller at an agreed upon price on an                                          Leverage
agreed upon date. This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of 1933,                 1-24                Liquidity
such as privately placed commercial paper and Rule 144A securities.                                                     Market
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreement: The sale of a security and the simultaneous                          1-23                 Market
commitment to buy the security back at an agreed upon price on an agreed upon                                          Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's total assets.                       1-23                 Market
In return the Fund will receive cash, other securities, and/or letters of credit.                                      Leverage
                                                                                                                      Liquidity
                                                                                                                        Credit
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Trading: The sale of a security soon after its purchase. A portfolio                  2-4, 6-22              Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------
Small and Micro Cap Equities: Equity securities of companies with market                       1, 4, 6-9, 14            Market
capitalization within or lower than those included in the S&P SmallCap 600                                             Liquidity
Index (whose market capitalization range is generally between $23 million and $2.6 billion).
------------------------------------------------------------------------------------------------------------------------------------
Stand-by Commitments: Contract where a dealer agrees to purchase at a Fund's                       19-23                Market
option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

INSTRUMENT                                                                                       FUND CODE             RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
Stock-Index Options: A security that combines features of options with securities              1-4, 6, 8-10,          Management
trading using composite stock indices.                                                             12-14                Market
                                                                                                                        Credit
------------------------------------------------------------------------------------------------------------------------------------
Stripped Obligations: U.S. Treasury obligations and their unmatured interest                       15-24             Interest Rate
coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                        1-24                Liquidity
deposit of funds.                                                                                                       Credit
                                                                                                                        Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities             1-24             Interest Rate
of the U.S. Government. These include Fannie Mae and Freddie Mac.                                                       Credit
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded                     1-24              Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest rates which are             4, 6, 11, 15-24           Credit
reset daily, weekly, quarterly or some other period and which may be payable to                                       Liquidity
the Fund on demand.                                                                                                     Market
------------------------------------------------------------------------------------------------------------------------------------
Warrants: Securities, typically issued with preferred stock or bonds, that give the         1-6, 8, 10, 13, 14          Market
holder the right to buy a proportionate amount of common stock at a specified price.                                    Credit
------------------------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery Transactions: Purchase or contract to purchase                    1-24                 Market
securities at a fixed price for delivery at a future date. Under normal market                                         Leverage
conditions, when-issued purchases and forward commitments will not exceed                                              Liquidity
25% of the value of a Fund's total assets.                                                                              Credit
------------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued               1, 4, 5, 8, 11,           Market
by foreign corporations or governments. Sovereign bonds are those issued by the                13-17, 19-23             Credit
government of a foreign country. Supranational bonds are those issued by                                             Interest Rate
supranational entities, such as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.
------------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no                     13, 14, 15-24            Credit
interest, but are issued at a discount from their value at maturity. When held to                                       Market
maturity, their entire return equals the difference between their issue price and                                    Interest Rate
their maturity value.
------------------------------------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Additional Information About the Funds' Investments

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Investment Policies of the Underlying Funds

The following is a brief description of the principal investment policies of the Prime Money Market Fund and the U.S. Treasury Money Market Fund, two Underlying Funds of the LifeModel Funds whose policies are not otherwise described in this Prospectus.

Prime Money Market Fund

The Fund's fundamental investment objective is current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

U.S. Treasury Money Market Fund

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.

Fund Management

Investment Advisor and Subadvisor

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund. Chartwell Investment Partners LP ("Chartwell"), 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, serves as investment subadvisor to Fifth Third Small Cap Value Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. As of September 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $393.6 billion of assets under management, including approximately $83.0 billion of assets held by mutual funds (including sub-advisory relationships). As of September 30, 2003, Chartwell had approximately $6.5 billion in total assets under management, including approximately $2.1 billion of assets held by mutual funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

Fund Management

The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                              As a percentage of
                                                              average net assets
--------------------------------------------------------------------------------
Fifth Third Small Cap Growth Fund                                    0.70%
--------------------------------------------------------------------------------
Fifth Third Mid Cap Growth Fund                                      0.80%
--------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                                      0.80%
--------------------------------------------------------------------------------
Fifth Third Large Cap Core Fund                                      0.70%
--------------------------------------------------------------------------------
Fifth Third Equity Index Fund                                        0.25%
--------------------------------------------------------------------------------
Fifth Third Balanced Fund                                            0.80%
--------------------------------------------------------------------------------
Fifth Third Micro Cap Value Fund                                     1.00%
--------------------------------------------------------------------------------
Fifth Third Small Cap Value Fund*                                    0.90%
--------------------------------------------------------------------------------
Fifth Third Multi Cap Value Fund                                     1.00%
--------------------------------------------------------------------------------
Fifth Third Disciplined Large Cap Value Fund                         0.80%
--------------------------------------------------------------------------------
Fifth Third LifeModel Aggressive Fund(SM)                            0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Aggressive Fund(SM)                 0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Moderate Fund(SM)                              0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Moderately Conservative Fund(SM)               0.03%
--------------------------------------------------------------------------------
Fifth Third LifeModel Conservative Fund(SM)                          0.03%
--------------------------------------------------------------------------------
Fifth Third Strategic Income Fund                                    1.00%
--------------------------------------------------------------------------------
Fifth Third Select Stock Fund                                        0.80%
--------------------------------------------------------------------------------
Fifth Third Technology Fund                                          1.00%
--------------------------------------------------------------------------------
Fifth Third International Equity Fund*                               1.00%
--------------------------------------------------------------------------------
Fifth Third Bond Fund                                                0.60%
--------------------------------------------------------------------------------
Fifth Third Intermediate Bond Fund                                   0.55%
--------------------------------------------------------------------------------
Fifth Third Short Term Bond Fund                                     0.50%
--------------------------------------------------------------------------------
Fifth Third U.S. Government Bond Fund                                0.44%
--------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund                                      0.55%
--------------------------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund                         0.55%
--------------------------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                                 0.55%
--------------------------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund                             0.45%
--------------------------------------------------------------------------------

*     The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management

Portfolio Managers

Fifth Third Asset Management, Inc.

Equity Funds

Denis J. Amato has been the portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August 2001, and the co-portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002 and the Fifth Third Small Cap Value Fund since February 2003. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Scott A. Billeadeau, has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Balanced Fund (fixed income portion) since April 2000. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

John F. Clancy has been the portfolio manager of the Fifth Third Small Cap Growth Fund since September 2002. Currently, he is a Vice President of Fifth Third Bank. Prior to becoming a portfolio manager of the Fund, Mr. Clancy spent almost five years as a Senior Portfolio Manager for Fifth Third's Investment Advisors Division, where he managed more than $400 million in personal and institutional assets. Prior to joining Fifth Third in 1998, he worked for two years as the Trust Investment Officer at North Side Bank & Trust Company and spent two years as a financial advisor at Prudential Securities, Inc. He earned his BS in International Affairs from the United States Air Force Academy and an MBA from the University of West Florida.

David C. Eder has been the co-portfolio manager of the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund, and the co-portfolio manager of the Fifth Third Mid Cap Growth Fund since June, 1993 and the portfolio manager of the Fifth Third Select Stock Fund since April 2002. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 24 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

Michael M. Hays has been the co-portfolio manager of the Fifth Third Micro Cap Value Fund since January 2003 and the portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over 26 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Fund Management

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August 2002. He is currently a Vice President and Director of Disciplined Value Strategy for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over 31 years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation. He is a member and past president of the Cleveland Society of Security Analysts.

Peter M. Klein has been the co-portfolio manager of the Fifth Third Multi Cap Value Fund since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

Allan J. Meyers has been the portfolio manager of the Fifth Third Large Cap Core Fund since November 1997. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over 24 years of portfolio management experience, including 19 years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.

Daniel C. Popowics has been the co-portfolio manager of the Fifth Third Balanced Fund (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Assistant Vice President and Equity Analyst with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples and Health Care industries and manages personal trust and charitable accounts. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Quality Growth Fund since September 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since February 2002 and the co-portfolio manager of the Fifth Third Large Cap Core Fund since September 2002. Mr. Russell has been the Director of Equity Research and Growth Funds Management for three years and carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financials sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Daniel Skubiz has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since September 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

Brian J. Smolinski has been the portfolio manager of the Fifth Third Equity Index Fund since June 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Fund Management

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since April 2000. For eleven years, Mr. Stapley has been a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company and has over fifteen years of total portfolio management experience. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

E. Keith Wirtz has been the co-portfolio manager of the Fifth Third Small Cap Value Fund and the Fifth Third Select Stock Fund since October 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

Strategic Income and Specialty Funds

Scott A. Billeadeau, has been the co-portfolio manager of the Fifth Third Technology Fund since November 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

David C. Eder has been the portfolio manager of the Fifth Third International Equity Fund since January 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Sunil M. Reddy has been the portfolio manager for the Fifth Third Technology Fund since June 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

John B. Schmitz has been the portfolio manager of the Fifth Third Strategic Income Fund since September 2002. Previously, John spent 8 years as the co-manager of the Fifth Third International Equity Fund and 5 years as manager of the Fifth Third Disciplined Large Cap Value Fund. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

E. Keith Wirtz has been the co-portfolio manager of the Fifth Third International Equity Fund since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the co-portfolio manager of the Fifth Third Strategic Income Fund since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent more than 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Fund Management

Asset Allocation Funds

John E. Augustine is the portfolio manager for the Fifth Third LifeModel Funds and is the Director of Investment Strategy for Fifth Third Bank's Investment Advisors Division. He joined Fifth Third Bank in 1998 as a Senior Portfolio Manager for both equity and fixed income clients. Previously, he spent four years with Star Bank as a portfolio manager, three years with Heritage Trust & Asset Management, and two years with IDS Financial Services. He is a member of the Fifth Third Asset Management Investment Committee and has been practicing portfolio management for over twelve years. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of the Ohio State University and the Midwest Bankers Association Trust School. He is a former president and Board member for the Dayton Society of Financial Analysts; is on the University of Dayton--Flyer Investment Advisory Board and teaches investment management to the MBA candidates at the University of Dayton.

Bond Funds

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since January 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan chapter of the Investment Analysts Society of Chicago.

Michael J. Martin has been the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November 1997; co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund since January 1995; and for the Fifth Third Ohio Municipal Bond Fund since January 2001. Mr. Martin has over ten years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Christian L. Rieddle, CFA, has been the co-portfolio manager of the Fifth Third Bond Fund, the Fifth Third Intermediate Bond Fund, and the Fifth Third U.S. Government Bond Fund since June 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund and co-portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since November 1999; and the Fifth Third Bond Fund since March 1995; and the co-portfolio manager of the Fifth Third Short Term Bond Fund since November, 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

Fund Management

David L. Withrow has been the portfolio manager of the Fifth Third Short Term Bond Fund since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Morgan Stanley Investment Management Inc.

Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Chartwell Investment Partners L.P.

David C. Dalrymple, CFA, has been the co-portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Dalrymple is a Managing Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1991 to 1997, he was a portfolio manager for Delaware Investment Advisors. Mr. Dalrymple earned a Bachelor's degree in Business Management from Clarkson University and an MBA from Cornell University's Johnson School. He holds the Chartered Financial Analyst designation.

Bob Zenouzi has been the co-portfolio manager of the Fifth Third Small Cap Value Fund since February 2003. Mr. Zenouzi is a Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1992 to 1999, he was a portfolio manager for Delaware Investment Advisors. Mr. Zenouzi earned a Bachelor of Science degree in finance from Babson College and a Master of Science degree in finance from Boston College.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

Purchasing And Adding To Your Shares

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o     minimum investment requirements

o     exchange policies

o     cutoff time for investments

o     redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Shareholder Information

Investment Amounts

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus (except for the Equity Index Fund) is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. The minimum initial investment in Institutional shares of the Equity Index Fund is $5,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Postponement of Redemption Payments

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

Instructions for Exchanging Shares

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

Notes on Exchanges

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Strategic Income Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Intermediate Bond Fund.

Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Balanced Fund, Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderately Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM), and Fifth Third LifeModel Aggressive Fund(SM).

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Value Fund, Fifth Third Small Cap Growth Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

Shareholder Information

Expenses

The expenses for investing in funds of funds, like the LifeModel Funds(SM), are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds(SM) invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). The use of a fund of funds structure could affect the amount, timing, and character of distributions to shareholders. See the Statement of Additional Information for further details.

Foreign Investments

Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund (the "Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Shareholder Information

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund and Fifth Third Intermediate Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from that Fund for purposes of the Ohio franchise tax net income base.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth based on the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                              Change in Net Assets                     Less Dividends and
                                                            Resulting from Operations                  Distributions from
                                                          ------------------------------             ----------------------
                                                                          Net Realized
                                                                               and
                                                                            Unrealized    Change in
                                              Net Asset                   Gains/(Losses)  Net Assets
                                                Value,         Net            from        Resulting      Net         Net
                                              Beginning    Investment       Investment       from     Investment   Realized
                                              of Period   Income/(Loss)    Transactions   Operations    Income      Gains
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/98                            $18.39         0.03            (1.08)        (1.05)      (0.03)      (1.85)
Year ended 12/31/99                            $15.46         0.02             4.16          4.18       (0.02)      (0.33)
Year ended 12/31/00                            $19.29           --            (0.08)        (0.08)         --       (0.19)
1/01/01 to 7/31/01(c)                          $19.02        (0.02)           (1.08)        (1.10)         --       (0.06)
Year ended 7/31/02                             $17.86        (0.04)           (3.56)        (3.60)         --       (0.56)
Year ended 7/31/03                             $13.70        (0.03)            2.23          2.20          --          --
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
8/11/98(d) to 7/31/99                          $15.40        (0.04)            1.95          1.91          --       (1.44)
Year ended 7/31/00                             $15.87        (0.04)            4.63          4.59          --       (1.18)
Year ended 7/31/01                             $19.28           --            (1.69)        (1.69)         --       (2.49)
Year ended 7/31/02                             $15.10        (0.06)           (4.33)        (4.39)         --       (0.47)
Year ended 7/31/03                             $10.24        (0.07)(delta)     1.85          1.78          --          --
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
8/11/98(d) to 7/31/99                          $19.45        (0.02)            5.89          5.87          --       (1.95)
Year ended 7/31/00                             $23.37        (0.02)            4.06          4.04          --       (1.17)
Year ended 7/31/01                             $26.24           --            (4.85)        (4.85)         --       (2.91)
Year ended 7/31/02                             $18.48        (0.04)           (4.94)        (4.98)         --       (0.59)
Year ended 7/31/03                             $12.91         0.01             1.31          1.32          --^         --
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/98                            $15.55         0.13             4.03          4.16       (0.14)      (1.54)
Year ended 12/31/99                            $18.03         0.12             3.20          3.32       (0.12)      (0.81)
Year ended 12/31/00                            $20.42         0.07            (2.24)        (2.17)      (0.07)      (1.34)
1/1/01 to 7/31/01(c)                           $16.84         0.03            (1.43)        (1.40)      (0.03)      (0.24)
Year ended 7/31/02                             $15.17         0.08            (3.66)        (3.58)      (0.08)      (0.31)
Year ended 7/31/03                             $11.20         0.12             0.63          0.75       (0.11)         --
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/98                            $19.14         0.24             5.14          5.38       (0.24)      (0.04)
Year ended 12/31/99                            $24.24         0.24             4.68          4.92       (0.24)      (0.61)
Year ended 12/31/00                            $28.31         0.22            (2.81)        (2.59)      (0.22)      (0.32)
1/1/01 to 7/31/01(c)                           $25.18         0.12            (2.08)        (1.96)      (0.11)         --
Year ended 7/31/02                             $23.11         0.23            (5.70)        (5.47)      (0.22)         --
Year ended 7/31/03                             $17.42         0.24             1.51          1.75       (0.24)         --
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
8/11/98(d) to 7/31/99                          $14.60         0.22             2.27          2.49       (0.22)      (0.74)
Year ended 7/31/00                             $16.13         0.23             2.60          2.83       (0.23)      (1.34)
Year ended 7/31/01                             $17.39         0.18            (1.97)        (1.79)      (0.21)      (2.00)
Year ended 7/31/02(e)                          $13.39         0.14            (2.27)        (2.13)      (0.15)      (0.20)
Year ended 7/31/03                             $10.91         0.15             0.49          0.64       (0.17)         --
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
2/1/98(d) to 12/31/98                          $ 5.00        (0.05)           (0.09)        (0.14)         --       (0.04)
Year ended 12/31/99                            $ 4.82        (0.04)            1.08          1.04          --       (0.24)
Year ended 12/31/00                            $ 5.62         0.06            (0.13)        (0.07)      (0.05)      (0.59)
Year ended 12/31/01                            $ 4.91         0.01             1.11          1.12          --          --^
1/1/02 to 7/31/02(c)                           $ 6.03        (0.01)           (0.13)        (0.14)         --          --
Year ended 7/31/03                             $ 5.89        (0.04)(delta)     2.40          2.36          --       (0.05)
---------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                              Ratios/Supplemental Data
                                                                             -------------------------------------------------------

                                                                                      Ratios of                Ratios of
                                                          Net       Total      Net    Expenses  Ratios of Net  Expenses
                                              Total      Asset     Return    Assets,     to      Investment       to
                                            Dividends    Value,   (excludes  End of    Average  Income/(Loss)   Average    Portfolio
                                               and       End of     sales    Period      Net     to Average       Net      Turnover
                                          Distributions  Period    charge)   (000's)   Assets    Net Assets    Assets (a)  Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/98                          (1.88)      $15.46    (6.15%)   $760,335    0.94%      0.18%         0.95%       41%
Year ended 12/31/99                          (0.35)      $19.29    27.98%    $746,428    0.94%      0.14%         0.95%       19%
Year ended 12/31/00                          (0.19)      $19.02    (0.38%)   $804,758    0.91%     (0.11%)        0.92%       28%
1/01/01 to 7/31/01(c)                        (0.06)      $17.86    (5.75%)*  $724,275    0.93%**   (0.16%)**      0.93%**     13%
Year ended 7/31/02                           (0.56)      $13.70   (20.80%)   $485,623    0.93%     (0.21%)        0.96%       25%
Year ended 7/31/03                              --       $15.90    16.06%    $391,934    0.93%     (0.16%)        0.98%       63%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
8/11/98(d) to 7/31/99                        (1.44)      $15.87    13.13%*   $191,987    0.97%**   (0.26%)**      1.04%**     49%
Year ended 7/31/00                           (1.18)      $19.28    30.65%    $242,641    0.99%     (0.26%)        1.04%       42%
Year ended 7/31/01                           (2.49)      $15.10    (9.94%)   $255,634    1.02%     (0.24%)        1.06%       26%
Year ended 7/31/02                           (0.47)      $10.24   (30.02%)   $207,807    1.12%     (0.49%)        1.14%       27%
Year ended 7/31/03                              --       $12.02    17.38%    $335,285    1.10%     (0.65%)        1.10%       25%
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
8/11/98(d) to 7/31/99                        (1.95)      $23.37    32.08%*   $583,753    1.00%**   (0.10%)**      1.05%**     34%
Year ended 7/31/00                           (1.17)      $26.24    17.82%    $814,820    1.00%     (0.10%)        1.03%       21%
Year ended 7/31/01                           (2.91)      $18.48   (19.93%)   $716,251    1.02%     (0.22%)        1.02%       20%
Year ended 7/31/02                           (0.59)      $12.91   (27.90%)   $566,235    1.09%     (0.24%)        1.09%       20%
Year ended 7/31/03                              --^      $14.23    10.23%    $795,988    1.08%      0.05%         1.08%       19%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/98                          (1.68)      $18.03    28.07%    $827,828    0.93%      0.77%         0.94%       20%
Year ended 12/31/99                          (0.93)      $20.42    18.79%    $822,414    0.92%      0.62%         0.93%        9%
Year ended 12/31/00                          (1.41)      $16.84   (11.25%)   $624,860    0.91%      0.35%         0.92%       14%
1/1/01 to 7/31/01(c)                         (0.27)      $15.17    (8.24%)*  $547,524    0.93%**    0.40%**       0.94%**      5%
Year ended 7/31/02                           (0.39)      $11.20   (24.07%)   $520,727    0.93%      0.64%         0.97%        5%
Year ended 7/31/03                           (0.11)      $11.84     6.79%    $181,278    0.92%      0.99%         0.99%       13%
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/98                          (0.28)      $24.24    28.26%    $771,147    0.42%      1.10%         0.55%       12%
Year ended 12/31/99                          (0.85)      $28.31    20.55%    $875,780    0.42%      0.92%         0.54%        9%
Year ended 12/31/00                          (0.54)      $25.18    (9.30%)   $860,647    0.40%      0.80%         0.53%        9%
1/1/01 to 7/31/01(c)                         (0.11)      $23.11    (7.83%)*  $822,909    0.40%**    0.86%**       0.53%**      4%
Year ended 7/31/02                           (0.22)      $17.42   (23.82%)   $608,556    0.41%      1.06%         0.56%        9%
Year ended 7/31/03                           (0.24)      $18.93    10.22%    $583,530    0.40%      1.42%         0.58%        2%
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
8/11/98(d) to 7/31/99                        (0.96)      $16.13    17.63%*   $139,616    1.00%**    1.54%**       1.04%**    128%
Year ended 7/31/00                           (1.57)      $17.39    18.60%    $171,923    1.00%      1.55%         1.06%      122%
Year ended 7/31/01                           (2.21)      $13.39   (11.64%)   $211,221    1.01%      1.48%         1.07%       77%
Year ended 7/31/02(e)                        (0.35)      $10.91   (16.34%)   $189,730    1.10%      1.11%         1.13%       78%
Year ended 7/31/03                           (0.17)      $11.38     5.94%    $177,052    1.10%      1.39%         1.12%      133%
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
2/1/98(d) to 12/31/98                        (0.04)      $ 4.82    (2.87%)*  $  1,156    2.19%**   (0.83%)**      2.19%**    109%
Year ended 12/31/99                          (0.24)      $ 5.62    21.60%    $  3,283    1.60%     (0.32%)        1.60%       96%
Year ended 12/31/00                          (0.64)      $ 4.91    (1.21%)   $  6,743    1.40%      1.03%         1.40%      116%
Year ended 12/31/01                             --^      $ 6.03    22.90%    $ 14,957    1.29%      0.21%         1.35%       47%
1/1/02 to 7/31/02(c)                            --       $ 5.89    (2.32%)*  $ 45,538    1.40%**   (0.51%)**      1.68%**     16%
Year ended 7/31/03                           (0.05)      $ 8.20    40.26%    $100,676    1.40%     (0.68%)        1.47%       28%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                  Change in Net Assets                       Less Dividends and
                                                                Resulting from Operations                    Distributions from
                                                             ------------------------------             ----------------------------
                                                                             Net Realized
                                                                                  and
                                                                               Unrealized   Change in
                                                 Net Asset                   Gains/(Losses) Net Assets
                                                   Value,         Net             from      Resulting      Net       Net     Return
                                                 Beginning    Investment       Investment      from     Investment Realized    of
                                                 of Period   Income/(Loss)    Transactions  Operations    Income    Gains    Capital
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
4/1/03(d) to 7/31/03                               $15.00          --^             2.54        2.54          --         --       --
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
2/1/98(d) to 12/31/98                              $15.92          --                --          --          --         --       --
Year ended 12/31/99                                $15.92        0.25              1.86        2.11       (0.26)     (0.25)      --
Year ended 12/31/00                                $17.52        0.28              3.88        4.16       (0.24)     (2.72)   (0.08)
Year ended 12/31/01                                $18.64        0.05              1.43        1.48       (0.07)     (0.91)      --
1/1/02 to 7/31/02(c)                               $19.14          --             (3.28)      (3.28)         --         --       --
Year ended 7/31/03                                 $15.86        0.02              3.14        3.16          --         --       --
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
8/11/98(d) to 7/31/99                              $14.79        0.25              1.86        2.11       (0.26)     (1.45)      --
Year ended 7/31/00                                 $15.19        0.21             (1.11)      (0.90)      (0.21)     (0.86)      --
Year ended 7/31/01                                 $13.22        0.15              0.17        0.32       (0.14)     (0.28)      --
Year ended 7/31/02                                 $13.12        0.09             (1.73)      (1.64)      (0.10)     (0.53)      --
Year ended 7/31/03                                 $10.85        0.18(delta)       1.14        1.32       (0.16)     (0.16)      --
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               $10.00        0.04#             1.35#       1.39       (0.04)        --       --
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               $10.00        0.09#             1.58#       1.67       (0.08)        --       --
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               $10.00        0.14#             0.92#       1.06       (0.13)        --       --
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               $10.00        0.18#             0.60#       0.78       (0.16)        --       --
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               $10.00        0.23#             0.52#       0.75       (0.21)        --       --
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
2/1/98(d) to 12/31/98                              $11.31        0.33             (0.50)      (0.17)      (0.33)     (0.19)      --
Year ended 12/31/99                                $10.62        0.87             (1.43)      (0.56)      (0.83)        --       --
Year ended 12/31/00                                $ 9.23        0.78              0.70        1.48       (0.75)        --       --
Year ended 12/31/01                                $ 9.96        0.69              0.59        1.28       (0.67)        --       --
1/1/02 to 7/31/02(c)                               $10.57        0.32              0.08        0.40       (0.34)        --       --
Year ended 7/31/03                                 $10.63        0.58              0.25        0.83       (0.55)        --       --
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Institutional Shares
8/11/98(d) to 7/31/99                              $31.26       (0.06)             6.71        6.65          --        N/A    (0.63)
Year ended 7/31/00                                 $37.28       (0.09)             1.59        1.50          --        N/A    (0.55)
Year ended 7/31/01                                 $38.23          --            (11.73)     (11.73)         --        N/A    (1.03)
Year ended 7/31/02                                 $25.47       (0.21)            (7.20)      (7.41)         --        N/A       --
Year ended 7/31/03                                 $18.06       (0.12)             0.23        0.11          --        N/A       --
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
6/5/00(d) to 7/31/00                               $20.00       (0.03)            (0.76)      (0.79)         --         --       --
Year ended 7/31/01                                 $19.21          --             (8.68)      (8.68)         --      (0.16)      --
Year ended 7/31/02                                 $10.37       (0.12)            (4.70)      (4.82)         --         --       --
Year ended 7/31/03                                 $ 5.55       (0.09)(delta)      3.26        3.17          --         --       --
------------------------------------------------------------------------------------------------------------------------------------
International Equity Institutional Shares
10/9/98(d) to 7/31/99                              $10.50        0.09              2.52        2.61       (0.24)     (0.07)      --
Year ended 7/31/00                                 $12.80        0.07              1.01        1.08          --      (1.18)      --
Year ended 7/31/01                                 $12.70        0.13             (2.17)      (2.04)         --      (1.62)      --
Year ended 7/31/02                                 $ 9.04        0.02             (1.30)      (1.28)      (0.11)        --       --
Year ended 7/31/03                                 $ 7.65        0.06              0.12        0.18       (0.04)        --       --
------------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)

                                                                                               Ratios/Supplemental Data
                                                                                ----------------------------------------------------

                                                                                        Ratios of               Ratios of
                                                              Net      Total     Net    Expenses  Ratios of Net Expenses
                                                  Total      Asset    Return    Assets,    to      Investment      to
                                                Dividends    Value,  (excludes  End of   Average  Income/(Loss)  Average   Portfolio
                                                   and       End of    sales    Period     Net     to Average      Net     Turnover
                                              Distributions  Period   charge)   (000's)  Assets    Net Assets   Assets (a) Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
4/1/03(d) to 7/31/03                                  --     $17.54   16.87%*  $ 72,783   1.24%**     0.03%**     1.60%**     39%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
2/1/98(d) to 12/31/98                                 --     $15.92    0.00%*  $     --   1.30%**     1.65%**     1.30%**    118%
Year ended 12/31/99                                (0.51)    $17.52   13.26%   $    546   1.33%       1.62%       1.33%       78%
Year ended 12/31/00                                (3.04)    $18.64   23.78%   $    949   1.33%       1.41%       1.33%      121%
Year ended 12/31/01                                (0.98)    $19.14    7.91%   $ 18,069   1.23%       0.59%       1.26%       80%
1/1/02 to 7/31/02(c)                                  --     $15.86  (17.14%)* $ 49,844   1.33%**     0.01%**     1.55%**     25%
Year ended 7/31/03                                    --     $19.02   19.92%   $182,485   1.33%       0.17%       1.36%       23%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
8/11/98(d) to 7/31/99                              (1.71)    $15.19   14.63%*  $148,525   1.07%**     1.63%**     1.12%**     69%
Year ended 7/31/00                                 (1.07)    $13.22   (5.96%)  $100,007   1.02%       1.54%       1.08%       37%
Year ended 7/31/01                                 (0.42)    $13.12    2.18%   $ 92,635   1.06%       1.03%       1.12%       19%
Year ended 7/31/02                                 (0.63)    $10.85  (12.96%)  $ 80,906   1.16%       0.83%       1.19%       22%
Year ended 7/31/03                                 (0.32)    $11.85   12.53%   $335,967   1.08%       1.74%       1.10%       79%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               (0.04)    $11.35   13.92%*  $ 32,421   0.08%**     0.45%**     0.78%**     79%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               (0.08)    $11.59   16.78%*  $ 62,677   0.08%**     1.15%**     0.54%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               (0.13)    $10.93   10.66%*  $ 71,538   0.08%**     1.82%**     0.52%**     55%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               (0.16)    $10.62    7.87%*  $ 40,412   0.08%**     2.23%**     0.60%**     72%
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM) Institutional Shares
8/1/02(d) to 7/31/03                               (0.21)    $10.54    7.58%*  $ 16,014   0.08%**     2.90%**     0.75%**     63%
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
2/1/98(d) to 12/31/98                              (0.52)    $10.62    3.54%*  $    426   1.37%**     7.02%**     1.37%**     59%
Year ended 12/31/99                                (0.83)    $ 9.23   (5.61%)  $  2,540   1.41%       8.37%       1.41%       51%
Year ended 12/31/00                                (0.75)    $ 9.96   16.52%   $  3,349   1.35%       8.03%       1.35%       48%
Year ended 12/31/01                                (0.67)    $10.57   13.12%   $  3,142   1.26%       6.62%       1.28%       34%
1/1/02 to 7/31/02(c)                               (0.34)    $10.63    3.82%*  $ 11,491   1.35%**     5.14%**     1.63%**     27%
Year ended 7/31/03                                 (0.55)    $10.91    7.89%   $ 67,649   1.35%       5.25%       1.35%       38%
------------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Institutional Shares
8/11/98(d) to 7/31/99                              (0.63)    $37.28   21.53%*  $ 61,943   1.21%**    (0.24%)**    1.22%**     51%
Year ended 7/31/00                                 (0.55)    $38.23    4.07%   $ 58,939   1.07%      (0.23%)      1.07%       53%
Year ended 7/31/01                                 (1.03)    $25.47  (31.27%)  $ 31,415   1.11%      (0.48%)      1.24%      139%
Year ended 7/31/02                                    --     $18.06  (29.09%)  $ 16,623   1.38%      (0.79%)      1.38%       70%
Year ended 7/31/03                                    --     $18.17    0.61%   $ 14,659   1.47%      (0.67%)      1.63%       50%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
6/5/00(d) to 7/31/00                                  --     $19.21   (5.69%)* $ 55,188   1.46%**    (0.79%)**    1.46%**     11%
Year ended 7/31/01                                 (0.16)    $10.37  (46.65%)  $ 45,842   1.50%      (1.24%)      1.50%       50%
Year ended 7/31/02                                    --     $ 5.55  (46.48%)  $ 21,183   1.51%      (1.35%)      1.51%       97%
Year ended 7/31/03                                    --     $ 8.72   57.12%   $ 29,573   1.55%      (1.46%)      1.87%      258%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Institutional Shares
10/9/98(d) to 7/31/99                              (0.31)    $12.80   25.02%*  $172,388   1.50%**     0.67%**     1.50%**     42%
Year ended 7/31/00                                 (1.18)    $12.70    8.29%   $208,383   1.45%       0.55%       1.45%       86%
Year ended 7/31/01                                 (1.62)    $ 9.04  (17.61%)  $154,950   1.48%       0.98%       1.48%       42%
Year ended 7/31/02                                 (0.11)    $ 7.65  (14.30%)  $148,593   1.38%       0.17%       1.38%       23%
Year ended 7/31/03                                 (0.04)    $ 7.79    2.47%   $159,160   1.42%       0.96%       1.45%       44%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each year)

                                                                        Change in Net Assets                   Less Dividends and
                                                                     Resulting from Operations                 Distributions from
                                                                    ---------------------------               --------------------
                                                                                   Net Realized
                                                                                        and
                                                                                     Unrealized   Change in
                                                        Net Asset                  Gains/(Losses) Net Assets
                                                         Value,         Net            from       Resulting      Net        Net
                                                        Beginning   Investment       Investment      from     Investment  Realized
                                                        of Period     Income        Transactions  Operations    Income     Gains
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/98                                       $10.30       0.65              0.27        0.92       (0.65)     (0.24)
Year ended 12/31/99                                       $10.33       0.60             (1.05)      (0.45)      (0.60)     (0.01)
Year ended 12/31/00                                       $ 9.27       0.61              0.45        1.06       (0.61)        --
1/1/01 to 7/31/01(f)                                      $ 9.72       0.28              0.31        0.59       (0.34)        --
Year ended 7/31/02                                        $ 9.97       0.50             (0.01)       0.49       (0.53)        --
Year ended 7/31/03                                        $ 9.93       0.39              0.09        0.48       (0.45)        --
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/98                                       $ 9.90       0.58              0.16        0.74       (0.58)        --
Year ended 12/31/99                                       $10.06       0.56             (0.68)      (0.12)      (0.57)        --
Year ended 12/31/00                                       $ 9.37       0.60              0.29        0.89       (0.60)        --
1/1/01 to 7/31/01(g)                                      $ 9.66       0.25              0.32        0.57       (0.33)        --
Year ended 7/31/02                                        $ 9.90       0.47              0.11        0.58       (0.50)        --
Year ended 7/31/03                                        $ 9.98       0.38              0.10        0.48       (0.42)        --
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/98                                       $ 9.75       0.56              0.02        0.58       (0.56)        --
Year ended 12/31/99                                       $ 9.77       0.53             (0.29)       0.24       (0.53)        --
Year ended 12/31/00                                       $ 9.48       0.57              0.18        0.75       (0.57)        --
1/1/01 to 7/31/01(h)                                      $ 9.66       0.26              0.23        0.49       (0.32)        --
Year ended 7/31/02                                        $ 9.83       0.41              0.07        0.48       (0.49)        --
Year ended 7/31/03                                        $ 9.82       0.28              0.03        0.31       (0.38)        --
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional Shares
8/1/98(d) to 7/31/99                                      $ 9.89       0.46             (0.22)       0.24       (0.49)        --
Year ended 7/31/00                                        $ 9.64       0.51             (0.10)       0.41       (0.51)        --
Year ended 7/31/01                                        $ 9.54       0.51              0.52        1.03       (0.51)        --
Year ended 7/31/02(i)                                     $10.06       0.41              0.33        0.74       (0.38)        --
Year ended 7/31/03                                        $10.42       0.30              0.03        0.33       (0.30)     (0.16)
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/98                                       $10.65       0.44              0.15        0.59       (0.44)     (0.05)
Year ended 12/31/99                                       $10.75       0.45             (0.79)      (0.34)      (0.45)     (0.01)
Year ended 12/31/00                                       $ 9.95       0.47              0.73        1.20       (0.47)        --
1/1/01 to 7/31/01(j)                                      $10.68       0.26              0.12        0.38       (0.26)     (0.05)
Year ended 7/31/02                                        $10.75       0.43              0.24        0.67       (0.43)     (0.25)
Year ended 7/31/03                                        $10.74       0.43(delta)      (0.09)       0.34       (0.43)     (0.16)
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Institutional Shares
Year ended 12/31/98                                       $10.68       0.45              0.11        0.56       (0.45)     (0.03)
Year ended 12/31/99                                       $10.76       0.44             (0.55)      (0.11)      (0.44)     (0.01)
Year ended 12/31/00                                       $10.20       0.46              0.43        0.89       (0.46)        --
1/1/01 to 7/31/01(k)                                      $10.63       0.27              0.16        0.43       (0.26)     (0.02)
Year ended 7/31/02                                        $10.78       0.38              0.25        0.63       (0.38)     (0.24)
Year ended 7/31/03                                        $10.79       0.37(delta)      (0.09)       0.28       (0.36)     (0.07)
----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional Shares
8/11/98(d) to 7/31/99                                     $10.33       0.40             (0.24)       0.16       (0.41)     (0.06)
Year ended 7/31/00                                        $10.02       0.41             (0.12)       0.29       (0.41)     (0.02)
Year ended 7/31/01                                        $ 9.88       0.41              0.39        0.80       (0.41)        --
Year ended 7/31/02(l)                                     $10.27       0.39              0.20        0.59       (0.38)        --
Year ended 7/31/03                                        $10.48       0.37             (0.09)       0.28       (0.37)        --
----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Institutional Shares
Year ended 12/31/98                                       $10.21       0.40              0.08        0.48       (0.41)     (0.01)
Year ended 12/31/99                                       $10.27       0.41             (0.34)       0.07       (0.41)        --
Year ended 12/31/00                                       $ 9.93       0.43              0.18        0.61       (0.43)     (0.01)
1/1/01 to 7/31/01(m)                                      $10.10       0.24              0.16        0.40       (0.24)     (0.01)
Year ended 7/31/02                                        $10.25       0.38              0.19        0.57       (0.38)     (0.05)
Year ended 7/31/03                                        $10.39       0.31             (0.05)       0.26       (0.31)     (0.03)
----------------------------------------------------------------------------------------------------------------------------------

                                                               Fifth Third Funds
                                                            Financial Highlights
           (For a share of beneficial interest outstanding throughout each year)


                                                                                                Ratios/Supplemental Data
                                                                               -----------------------------------------------------

                                                                                       Ratios of                Ratios of
                                                              Net     Total      Net   Expenses   Ratios of Net Expenses
                                                  Total      Asset   Return    Assets,    to       Investment      to
                                                Dividends    Value, (excludes  End of   Average   Income/(Loss)  Average   Portfolio
                                                   and       End of   sales    Period     Net      to Average      Net     Turnover
                                              Distributions  Period  charge)   (000's)  Assets     Net Assets   Assets (a)  Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/98                               (0.89)     $10.33   9.29%   $231,017   0.83%        6.25%       0.84%       108%
Year ended 12/31/99                               (0.61)     $ 9.27  (4.41%)  $295,017   0.83%        6.25%       0.84%        90%
Year ended 12/31/00                               (0.61)     $ 9.72  11.91%   $295,093   0.82%        6.51%       0.82%       135%
1/1/01 to 7/31/01(f)                              (0.34)     $ 9.97   6.19%*  $281,795   0.83%**      4.87%**     0.84%**     131%
Year ended 7/31/02                                (0.53)     $ 9.93   5.06%   $403,677   0.81%        4.74%       0.90%       229%
Year ended 7/31/03                                (0.45)     $ 9.96   4.79%   $303,450   0.80%        3.86%       0.89%       332%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/98                               (0.58)     $10.06   7.65%   $885,580   0.76%        5.77%       0.77%       106%
Year ended 12/31/99                               (0.57)     $ 9.37  (1.22%)  $843,520   0.77%        5.83%       0.78%        84%
Year ended 12/31/00                               (0.60)     $ 9.66   9.74%   $714,445   0.76%        6.29%       0.77%       168%
1/1/01 to 7/31/01(g)                              (0.33)     $ 9.90   6.16%*  $663,571   0.78%**      4.52%**     0.78%**     141%
Year ended 7/31/02                                (0.50)     $ 9.98   6.15%   $799,642   0.77%        4.53%       0.82%       229%
Year ended 7/31/03                                (0.42)     $10.04   4.77%   $772,536   0.76%        3.72%       0.81%       252%
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/98                               (0.56)     $ 9.77   6.14%   $139,229   0.76%        5.74%       0.77%        72%
Year ended 12/31/99                               (0.53)     $ 9.48   2.50%   $172,204   0.75%        5.56%       0.76%        60%
Year ended 12/31/00                               (0.57)     $ 9.66   8.12%   $169,790   0.73%        6.03%       0.74%        73%
1/1/01 to 7/31/01(h)                              (0.32)     $ 9.83   5.29%*  $233,444   0.74%**      4.48%**     0.75%**      56%
Year ended 7/31/02                                (0.49)     $ 9.82   4.96%   $304,882   0.74%        4.02%       0.76%       111%
Year ended 7/31/03                                (0.38)     $ 9.75   3.23%   $490,229   0.74%        2.59%       0.76%        72%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional Shares
8/1/98(d) to 7/31/99                              (0.49)     $ 9.64   2.43%*  $ 42,239   0.75%**      4.80%**     1.03%**      93%
Year ended 7/31/00                                (0.51)     $ 9.54   4.34%   $ 45,139   0.72%        5.24%       0.94%        46%
Year ended 7/31/01                                (0.51)     $10.06  11.10%   $ 48,770   0.74%        5.20%       0.98%        77%
Year ended 7/31/02(i)                             (0.38)     $10.42   7.55%   $ 50,809   0.87%        4.02%       1.02%       180%
Year ended 7/31/03                                (0.46)     $10.29   3.19%   $ 50,649   0.81%        2.88%       0.92%       304%
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/98                               (0.49)     $10.75   5.71%   $128,232   0.81%        4.16%       0.82%        53%
Year ended 12/31/99                               (0.46)     $ 9.95  (3.26%)  $122,052   0.82%        4.32%       0.83%       109%
Year ended 12/31/00                               (0.47)     $10.68  12.40%   $135,184   0.78%        4.61%       0.79%       119%
1/1/01 to 7/31/01(j)                              (0.31)     $10.75   3.66%*  $125,382   0.79%**      4.21%**     0.81%**      89%
Year ended 7/31/02                                (0.68)     $10.74   6.57%   $104,209   0.79%        4.06%       0.89%        97%
Year ended 7/31/03                                (0.59)     $10.49   3.18%   $ 74,347   0.79%        3.98%       0.93%        21%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund Institutional Shares
Year ended 12/31/98                               (0.48)     $10.76   5.37%   $296,484   0.73%        4.22%       0.74%        40%
Year ended 12/31/99                               (0.45)     $10.20  (1.01%)  $302,948   0.73%        4.22%       0.74%        63%
Year ended 12/31/00                               (0.46)     $10.63   8.99%   $256,926   0.72%        4.43%       0.73%        59%
1/1/01 to 7/31/01(k)                              (0.28)     $10.78   4.06%*  $237,929   0.74%**      4.29%**     0.74%**      36%
Year ended 7/31/02                                (0.62)     $10.79   6.00%   $346,386   0.73%        3.56%       0.83%        86%
Year ended 7/31/03                                (0.43)     $10.64   2.64%   $304,754   0.73%        3.36%       0.83%        85%
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional Shares
8/11/98(d) to 7/31/99                             (0.47)     $10.02   1.48%*  $182,679   0.82%**      3.81%**     0.87%**      47%
Year ended 7/31/00                                (0.43)     $ 9.88   3.01%   $166,623   0.76%        4.15%       0.80%        26%
Year ended 7/31/01                                (0.41)     $10.27   8.28%   $166,802   0.76%        4.09%       0.82%        26%
Year ended 7/31/02(l)                             (0.38)     $10.48   5.86%   $169,455   0.86%        3.80%       0.91%        28%
Year ended 7/31/03                                (0.37)     $10.39   2.65%   $151,478   0.77%        3.49%       0.85%        20%
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund Institutional Shares
Year ended 12/31/98                               (0.42)     $10.27   4.75%   $117,957   0.69%        3.97%       0.70%        51%
Year ended 12/31/99                               (0.41)     $ 9.93   0.67%   $102,608   0.71%        3.98%       0.72%        14%
Year ended 12/31/00                               (0.44)     $10.10   6.31%   $ 87,926   0.68%        4.17%       0.69%        36%
1/1/01 to 7/31/01(m)                              (0.25)     $10.25   4.01%*  $ 80,556   0.69%**      4.00%**     0.71%**      19%
Year ended 7/31/02                                (0.43)     $10.39   5.65%   $ 96,269   0.69%        3.64%       0.78%        25%
Year ended 7/31/03                                (0.34)     $10.31   2.70%   $118,867   0.69%        3.02%       0.77%        12%
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds
Notes to Financial Highlights

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)         The Fund changed its fiscal year end to July 31 from December 31.

(d)         Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Institutional Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December
            31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December
            31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December
            31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December
            31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December
            31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

                                                               Fifth Third Funds
                                                   Notes to Financial Highlights

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains an losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December
            31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

^           Amount is less than $0.005 per share.

*           Not annualized.

**          Annualized.

#           Represents income or gains/(losses) from affiliates.

(delta)     Average shares method used in calculation.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Addresses

Fifth Third Funds                                                      Fifth Third Funds
Stock and Bond Mutual Funds                                            3435 Stelzer Road
Asset Allocation Funds                                                 Columbus, Ohio 43219
Institutional Funds

Investment Advisor                                                     Fifth Third Asset Management, Inc.
                                                                       38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263

Sub-Advisor                                                            Chartwell Investment Partners L.P.
(Small Cap Value Fund only)                                            1235 Westlakes Drive, Suite 400
                                                                       Berwyn, Pennsylvania 19312

Sub-Advisor                                                            Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                       1221 Avenue of the Americas
                                                                       New York, New York 10020

Distributor                                                            Fifth Third Funds Distributor, Inc.
                                                                       3435 Stelzer Road
                                                                       Columbus, Ohio 43219

Administrator, Transfer and Dividend Disbursing Agent,                 Fifth Third Bank
     Accountant and Custodian                                          38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263

Sub-Administrator                                                      BISYS Fund Services Limited Partnership
                                                                       3435 Stelzer Road
                                                                       Columbus, Ohio 43219

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant          BISYS Fund Services Ohio, Inc.
                                                                       3435 Stelzer Road
                                                                       Columbus, Ohio 43219

Independent Auditors                                                   PricewaterhouseCoopers LLP
                                                                       100 East Broad Street
                                                                       Suite 2100
                                                                       Columbus, Ohio 43215

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------

               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

      o     At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

                                       Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]




STOCK AND BOND MUTUAL FUNDS
MONEY MARKET MUTUAL FUNDS
ADVISOR SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[blank inside front cover]

FIFTH THIRD FUNDS
STOCK AND BOND MUTUAL FUNDS
MONEY MARKET MUTUAL FUNDS
ADVISOR SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS

EQUITY FUNDS - GROWTH STYLE
Small Cap Growth Fund ......................................  2
Mid Cap Growth Fund ........................................  4
Quality Growth Fund ........................................  6

EQUITY FUNDS - CORE STYLE
Equity Index Fund ..........................................  8
Balanced Fund .............................................. 10

EQUITY FUNDS - VALUE STYLE
Micro Cap Value Fund ....................................... 12
Small Cap Value Fund ....................................... 14
Multi Cap Value Fund ....................................... 16

Strategic Income Fund ...................................... 18

SPECIALTY FUNDS
Technology Fund ............................................ 20
International Equity Fund .................................. 22

FIXED INCOME FUND -- TAXABLE
Bond Fund .................................................. 24

FIXED INCOME FUND -- MUNICIPAL
Municipal Bond Fund ........................................ 26

MONEY MARKET FUND
Prime Money Market Fund .................................... 28



SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................. 29
Expense Examples ........................................... 31

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS ...................................... 32

FUND MANAGEMENT
Investment Advisor ......................................... 38

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 43
Abusive Trading Practices .................................. 43
Purchasing and Adding to Your Shares ....................... 43
Selling Your Shares ........................................ 44
Redemptions Within 15 Days of Initial Investment ........... 45
Closing of Small Accounts .................................. 45
Exchanging Your Shares ..................................... 45
Distribution Arrangements/Sales Charges for Stock,
   Bond, and Money Market Funds ............................ 45
Dividends and Capital Gains ................................ 45
Taxation ................................................... 46

FINANCIAL HIGHLIGHTS ....................................... 47

BACK COVER
Where to learn more about Fifth Third Funds




OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc. Chartwell Investment Partners L.P. ("Chartwell") acts as investment subadvisor to Fifth Third Small Cap Value Fund. Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

GROWTH
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $3 billion. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

The Advisor relies on intensive research to identify companies with growth potential. Among small cap companies, the Advisor attempts to capture the performance of potential leaders as they emerge.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              16.44%
94                -0.57%
95                23.09%
96                18.86%
97                27.31%
98                -6.57%
99                27.34%
00                -0.89%
01                -4.62%
02               -25.37%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2001              20.45%
  Worst quarter:                Q3 1998             -21.32%
  Year to Date Return (1/1/03 to 9/30/03):           23.70%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses of Advisor shares. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
====================================================================================================================================
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
====================================================================================================================================
ADVISOR SHARES2                                                     11/2/92
------------------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                               -25.37%           -3.46%            6.11%
------------------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                              -25.37%           -4.20%            4.82%
------------------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES3                      -15.58%           -2.69%            4.74%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)GROWTH INDEX*                                                         -30.26%           -6.59%            2.62%
------------------------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

2 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses of Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

GROWTH
STYLE

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Russell MidCap(R) Index (generally, between $500 million and $10 billion).

The Fund intends to invest in mid sized companies that have the potential for sustainable long-term revenue and earnings growth at a rate faster than the average company and the overall economy. In searching for these companies, the Advisor considers solid balance sheets, high levels of profitability, strong profit margins and high returns on equity. The Advisor looks for companies which operate in niche markets or in fast growing industries. The Advisor also considers companies which have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among mid cap stocks, the Advisor looks for companies that are leaders in their industry and offer high growth potential - in addition to strong management and financial flexibility.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises. When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              1.14%
94                1.29%
95               25.71%
96               17.30%
97               32.19%
98                3.09%
99               16.43%
00                6.31%
01               -6.71%
02              -30.79%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              23.04%
  Worst quarter:                Q3 2001             -22.78%
  Year to Date Return (1/1/03 to 9/30/03):           21.63%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
==========================================================================================================================
                                                      INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
==========================================================================================================================
ADVISOR SHARES1                                           1/1/85
--------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                     -30.79%           -3.81%            5.11%
--------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                    -30.79%           -5.22%            3.80%
--------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                                  -18.91%           -2.76%            4.29%
--------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R)GROWTH INDEX*                                             -27.41%           -1.82%            6.71%
--------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

GROWTH
STYLE

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Advisor relies on intensive research to identify companies with growth potential. Among large cap companies, the Advisor seeks dominant companies with superior profitability potential, strong management, financial flexibility and reasonable stock prices based on valuation analyses.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              -1.21%
94                -0.15%
95                31.23%
96                23.45%
97                32.29%
98                29.72%
99                23.24%
00                -4.27%
01               -14.23%
02               -32.84%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              28.07%
  Worst quarter:                Q2 2002             -19.84%
  Year to Date Return (1/1/03 to 9/30/03):           17.31%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
=======================================================================================================================
                                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
=======================================================================================================================
ADVISOR SHARES1                                        1/1/83
-----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                  -32.84%           -2.49%            6.41%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                 -32.84%           -3.67%            5.25%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                               -20.17%           -1.52%            5.46%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R)GROWTH INDEX*                                            -27.88%           -3.84%            6.70%
-----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)**                                                      -22.09%           -0.58%            9.34%
-----------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers do endeavor to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               8.60%
94                 0.36%
95                35.41%
96                21.64%
97                31.88%
98                27.64%
99                19.93%
00                -9.71%
01               -12.67%
02               -22.65%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.11%
  Worst quarter:                Q3 2002             -17.45%
  Year to Date Return (1/1/03 to 9/30/03):           13.97%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
=======================================================================================================================
                                                  INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES2                                       11/2/92
-----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 -22.65%           -1.38%            8.31%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                -22.99%           -1.91%            6.99%
-----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                              -13.89%           -1.20%            6.36%
-----------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*                                                      -22.09%           -0.58%            9.34%
-----------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

2 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses for Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality large or mid-sized companies. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, and excellent prospects for above average revenue and earnings growth over the next three to five years. The Advisor also considers balance sheet strength and cash flow as well as its current ratio of debt to capital, and the quality of it's management to be key components in evaluating potential investments. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)1 (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


1 "Standard & Poor's MidCap 400 Index" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.



The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or we have realized our intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               1.51%
94                -1.32%
95                26.30%
96                13.93%
97                23.75%
98                17.59%
99                14.96%
00                 1.88%
01                -8.96%
02               -16.70%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              17.70%
  Worst quarter:                Q3 2001             -14.48%
  Year to Date Return (1/1/03 to 9/30/03):            6.73%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
========================================================================================================================
                                                    INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
========================================================================================================================
ADVISOR SHARES1                                         1/1/83
------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                   -16.70%            0.67%            6.18%
------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                  -17.05%           -0.97%            4.50%
------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                                -10.25%            0.42%            4.70%
------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*                                                        -22.09%           -0.58%            9.34%
------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)**                                 10.25%            7.55%            7.51%
------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

VALUE
STYLE

FUNDAMENTAL OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value under $600,000,000. While the Advisor may purchase companies with a total market value of up to $600,000,000, it will attempt to focus its investments on companies with a total market value of under $300,000,000. Equity securities consist of common stock and securities convertible into common stock.

The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings. The Advisor will seek to identify companies that possess potential catalysts for positive development, such as new products, management restructuring, or changes in the business environment, which in turn may improve a company's financial condition. The Advisor also will utilize a strict sell discipline and will consider selling a security when it becomes fairly valued or less attractive, based on the same fundamental factors it uses to evaluate securities to purchase.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1999              21.08%
00                -1.21%
01                22.22%
02                -0.09%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              21.21%
  Worst quarter:                Q3 2002             -20.79%
  Year to Date Return (1/1/03 to 9/30/03):           44.84%


--------------------
1 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
==========================================================================================================
                                                       INCEPTION DATE       PAST YEAR     SINCE INCEPTION
==========================================================================================================
ADVISOR SHARES2                                            2/1/98
----------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                       -0.09%            7.29%
----------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                      -0.24%            6.19%
----------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                                     0.09%            5.52%
----------------------------------------------------------------------------------------------------------
                                                                                          (SINCE 2/1/98)
RUSSELL 2000(R)VALUE INDEX*                                                 -11.43%            3.14%
----------------------------------------------------------------------------------------------------------

1 On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Aggressive Value Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

VALUE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies.

Small cap companies are those companies whose market capitalizations are less than $3 billion at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Small Cap Value Fund utilizes a dual manager approach with Fifth Third Asset Management managing approximately 25% of the portfolio and Chartwell Investment Partners managing approximately 75%. Each provides expertise in a different area of the value investment style. Fifth Third specializes in the "deep value" discipline which focuses on finding significantly undervalued companies that have short term price appreciation potential. Chartwell primarily focuses on core value opportunities looking for moderately undervalued companies with consistent earnings and sales histories.

The Fund emphasizes a "value" style of investing. In buying securities for the portfolio, the Advisor and Subadvisor attempt to identify stocks of companies that are priced at the lower end of their historical valuation ranges. The research on companies concentrates on multiple valuation measures, along with historical returns, margins, and balance sheet and growth data. In addition, an effort is made to uncover the causes of the perceived undervaluation by looking at factors such as management conditions, profit margins, cost pressures, competitive deficiencies, market perceptions or disappointments in growth. Company business prospects are then evaluated in an attempt to isolate stocks believed to be undervalued with potential for price appreciation. The Fund also seeks stocks of companies which have or are undergoing a major fundamental change that is likely to generate greater market interest in the company and the stock.

Regarding the "deep value" portion of the Fund, Fifth Third typically looks for companies that are significantly undervalued based on normalized return analysis. For instance, target companies may be experiencing a temporary downturn in earnings but have a strong sales potential or may have substantial price appreciation potential. Fifth Third looks to reduce or eliminate holdings when growth prospects are diminished, company management are relatively heavy sellers, or price appreciation has resulted in a fairly valued or even overvalued stock.

Chartwell, in taking a broader approach to value investing, seeks out companies that have consistent earnings and sales but are trading below historic values. They look for undervalued companies that are based on industry specific valuation criteria and which possess positive catalysts that should increase valuations. Chartwell considers selling a holding when company valuation has increased to the upper end of its historical range or if forces for positive change dissipate. Chartwell also considers a company's performance relative to its peers and will typically sell that company if it underperforms its peers by 30% from the time of purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

VALUE
STYLE

FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income).

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

The Advisor has a disciplined approach to the value style. This approach often involves using quantitative screens to produce a list of stocks that have certain value characteristics, performing a normalized return analysis to set target buy and sell prices, and identifying positive catalysts related to specific companies that could help boost earnings growth or stock price (including new products, management restructuring, and more).

The Advisor may consider selling one of the Fund's holdings when deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              24.48%
94                 0.64%
95                22.48%
96                19.08%
97                28.20%
98                -8.74%
99                12.95%
00                23.33%
01                 7.47%
02               -16.24%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q2 1999              18.60%
  Worst quarter:                Q3 1998             -21.07%
  Year to Date Return (1/1/03 to 9/30/03):           21.01%


--------------------
1 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

FIFTH THIRD MULTI CAP VALUE FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
======================================================================================================================
                                                  INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
======================================================================================================================
ADVISOR SHARES2                                       9/30/89
----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 -16.24%            2.72%           10.34%
----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                -16.24%            1.44%            7.87%
----------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                               -9.97%            2.00%            7.60%
----------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R)VALUE INDEX*                                            -15.18%            1.19%           10.74%
----------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R)VALUE INDEX**                                          -9.64%            2.95%           11.06%
----------------------------------------------------------------------------------------------------------------------

1 On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund.

2 For the period prior to August 13, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. These stocks are also members of the Russell 1000(R) Value Index.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

STRATEGIC
INCOME
STYLE

FUNDAMENTAL OBJECTIVE High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local,

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1,2
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               8.84%
94                -4.46%
95                16.33%
96                 9.31%
97                11.40%
98                 3.53%
99                -5.80%
00                16.04%
01                12.64%
02                 7.45%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 1995               6.33%
  Worst quarter:                Q4 1999              -4.60%
  Year to Date Return (1/1/03 to 9/30/03):            6.34%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
===========================================================================================================================
                                                       INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
===========================================================================================================================
ADVISOR SHARES2                                            3/10/85
---------------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                       7.45%             6.50%            7.24%
---------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                      5.47%             3.58%            4.32%
---------------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                                    4.54%             3.71%            4.32%
---------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)*                          10.14%             7.50%            7.61%
---------------------------------------------------------------------------------------------------------------------------

1 On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Strategic Income Fund.

2 For the period prior to October 22, 2001, the quoted performance of Advisor shares reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Intermediate Credit Bond Index(R) is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

FIFTH THIRD TECHNOLOGY FUND
--------------------------------------------------------------------------------

SPECIALTY
FUND

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

   o  fluctuate in price more widely and rapidly than the market as a whole

   o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

   o  decline in price due to sector specific developments

   o be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

FIFTH THIRD TECHNOLOGY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

2001              -33.58%
02                -42.37%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2002              35.66%
  Worst quarter:                Q3 2001             -35.53%
  Year to Date Return (1/1/03 to 9/30/03):           60.75%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
========================================================================================================
                                                     INCEPTION DATE       PAST YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
ADVISOR SHARES1                                          6/5/00
--------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                     -42.37%          -38.74%
--------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS2                                    -42.37%          -38.86%
--------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES2                                                  -26.02%          -28.19%
--------------------------------------------------------------------------------------------------------
                                                                                        (SINCE 6/1/00)
MERRILL LYNCH 100 TECHNOLOGY INDEX*                                        -41.54%          -40.44%
--------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and ADRs.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SPECIALTY
FUND

Effective on or about November 7, 2003, the Fifth Third International Equity Fund will offer Advisor shares. As a result, information pertaining to the Fifth Third International Equity Fund appears below.

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund invests in "baskets" of common stocks and other equity securities. By investing in these "baskets," the Fund generally attempts to replicate a broad market index (which is usually the Morgan Stanley Capital International Index or other index for a specific country or sector) in order to track the underlying performance of that index. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1995              11.01%
96                 8.27%
97                 7.69%
98                19.04%
99                25.42%
00               -14.64%
01               -18.21%
02               -14.17%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1999              17.62%
  Worst quarter:                Q3 2002             -18.05%
  Year to Date Return (1/1/03 to 9/30/03):           14.11%


--------------------
1 For the period prior to November 7, 2003, the quoted performance of Advisor shares reflects the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS  (for the periods ended December 31, 2002)
====================================================================================================================================
                                                                  INCEPTION DATE    PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
====================================================================================================================================
INSTITUTIONAL SHARES1                                                8/18/94
Return Before Taxes                                                                 -14.17%            -2.20%            0.99%
   Return After Taxes on Distributions2                                             -14.27%            -3.53%           -0.52%
   Return After Taxes on Distributions and Sale of Fund Shares2                      -8.70%            -1.75%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (SINCE 9/1/94)
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*                                 -15.66%            -2.61%            0.21%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to November 7, 2003, the quoted performance of Advisor shares reflects the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Morgan Stanley Capital International EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

FIXED-
INCOME
STYLE
TAXABLE

FUNDAMENTAL OBJECTIVE High current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Government securities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore has more issuer default risk than any direct obligation of the U.S. Treasury.. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1,2
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1996               0.68%
97                10.04%
98                 8.75%
99                -4.99%
00                11.46%
01                 6.70%
02                 8.94%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q3 2001               5.10%
  Worst quarter:                Q1 1996              -3.69%
  Year to Date Return (1/1/03 to 9/30/03):            2.52%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
=====================================================================================================================
                                                 INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
=====================================================================================================================
ADVISOR SHARES2                                      3/20/95
---------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 8.94%             6.01%            7.10%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                7.04%             3.43%            4.22%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                              5.43%             3.50%            4.24%
---------------------------------------------------------------------------------------------------------------------
                                                                                                      (SINCE 4/1/95)
LEHMAN BROTHERS AGGREGATE BOND INDEX*                                 10.25%             7.55%            8.21%
---------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Income Fund, adjusted to reflect the expenses of Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

FIXED-
INCOME
STYLE
TAXABLE

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuer, the Fund will have limited recourse in the event of a termination of these securities.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1996              3.43%
97                8.05%
98                5.26%
99               -3.75%
00               11.78%
01                3.48%
02                9.22%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               4.87%
  Worst quarter:                Q2 1999              -2.39%
  Year to Date Return (1/1/03 to 9/30/03):            3.22%


--------------------
1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
=====================================================================================================================
                                                 INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
=====================================================================================================================
ADVISOR SHARES2                                      3/20/95
---------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                 9.22%             5.07%            5.83%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS3                                8.87%             4.81%            5.50%
---------------------------------------------------------------------------------------------------------------------
   RETURN AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF FUND SHARES3                                              7.40%             4.83%            5.42%
---------------------------------------------------------------------------------------------------------------------
                                                                                                       (SINCE 4/1/95)
LEHMAN BROTHERS MUNICIPAL BOND INDEX(R)*                               9.60%             6.06%            6.91%
---------------------------------------------------------------------------------------------------------------------

1 On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

2 For the period prior to October 29, 2001, the quoted performance Advisor shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses for Advisor shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Municipal Bond Index(R)* is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political, or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR ADVISOR SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              2.92%
94                3.94%
95                6.87%
96                5.29%
97                7.02%
98                4.61%
99                4.27%
00                5.45%
01                3.36%
02                1.05%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.45%
  Worst quarter:                Q4 2002               0.17%
  Year to Date Return (1/1/03 to 9/30/03):            0.24%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
======================================================================================================
                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
======================================================================================================
ADVISOR SHARES1                        6/14/89           1.05%             3.74%            3.84%
------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.



SHAREHOLDER FEES                                                              STOCK FUNDS--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                FIFTH THIRD       FIFTH THIRD      FIFTH THIRD       FIFTH THIRD       FIFTH THIRD
                                                 SMALL CAP          MID CAP          QUALITY        EQUITY INDEX        BALANCED
                                                GROWTH FUND       GROWTH FUND      GROWTH FUND          FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES   None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                 None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                        None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                    0.70%             0.80%            0.80%             0.30%            0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                          0.50%             0.50%            0.50%             0.50%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                     0.28%             0.30%            0.28%             0.26%            0.31%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.48%             1.60%            1.58%             1.06%            1.61%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1             --                --               --              0.37%              --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         --                --               --              0.69%              --
------------------------------------------------------------------------------------------------------------------------------------

1 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Equity Index Fund to 0.69%. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


SHAREHOLDER FEES                                                             STOCK FUNDS-- FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                FIFTH THIRD       FIFTH THIRD      FIFTH THIRD       FIFTH THIRD       FIFTH THIRD
                                                 MICRO CAP         SMALL CAP        MULTI CAP         STRATEGIC        TECHNOLOGY
                                                VALUE FUND        VALUE FUND       VALUE FUND       INCOME FUND*          FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES   None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                 None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                        None              None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                    1.00%             0.90%            1.00%             1.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                          0.50%             0.50%            0.50%             0.50%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                     0.47%             0.71%            0.39%             0.38%            0.80%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.97%             2.11%            1.89%             1.88%            2.30%1
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2             --              0.36%              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         --              1.75%              --                --               --
------------------------------------------------------------------------------------------------------------------------------------

1 During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Technology Fund to 1.90%. This waiver and/or expense reimbursement may be discontinued at any time.

2 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Value Fund to 1.75% for Advisor shares. This waiver and/or expense reimbursement will remain in effect until November 30, 2004.

* In addition to the expenses shown above, if you buy and hold shares of the Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


SHAREHOLDER FEES                                                             STOCK FUNDS-- FEE TABLE
--------------------------------------------------------------------------------------------------------
                                                                                   FIFTH THIRD
                                                                                  INTERNATIONAL
                                                                                     EQUITY
                                                                                      FUND
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      None
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                                                    None
--------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                           None
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                       1.00%
--------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                             0.50%
--------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                                       0.45%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.95%
--------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                                              0.10%
--------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                          1.85%
--------------------------------------------------------------------------------------------------------

1 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to 1.85%. This waiver and/or expense reimbursement will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund only during the month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.



SHAREHOLDER FEES                                                              BOND FUNDS-- FEE TABLE
-----------------------------------------------------------------------------------------------------------
                                                                          FIFTH THIRD       FIFTH THIRD
                                                                             BOND            MUNICIPAL
                                                                             FUND            BOND FUND
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                              None              None
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                                            None              None
-----------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                   None              None
-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                               0.60%            0.55%
-----------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                     0.50%            0.50%
-----------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                0.29%            0.38%
-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.39%            1.43%
-----------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                                      0.10%            0.14%
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  1.29%            1.29%
-----------------------------------------------------------------------------------------------------------

1 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Bond Fund to 1.29% and for the Municipal Bond Fund to 1.29%. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------


SHAREHOLDER FEES                                                          MONEY MARKET FUND-- FEE TABLE
--------------------------------------------------------------------------------------------------------
                                                                                   FIFTH THIRD
                                                                                   PRIME MONEY
                                                                                   MARKET FUND
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      None
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
   IMPOSED ON REINVESTED DIVIDENDS                                                    None
--------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                           None
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                       0.40%
--------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                             0.50%
--------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                        0.25%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  1.15%1
--------------------------------------------------------------------------------------------------------

1 During the last fiscal year, the Fund's Advisor, Distributor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.02%. This waiver and/or expense reimbursement may be discounted at any time.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


STOCK FUNDS
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 151             $ 468            $ 808            $ 1,768
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                            1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 163             $ 505            $ 871            $ 1,900
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                            1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 161             $ 499            $ 860            $ 1,878
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                              1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 70              $ 262            $ 511            $ 1,225
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BALANCED FUND                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 164             $ 508            $ 876            $ 1,911
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 200             $ 618           $ 1,062           $ 2,296
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 178             $ 626           $ 1,101           $ 2,413
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MULTI CAP VALUE FUND                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 192             $ 594           $ 1,021           $ 2,212
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                          1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 191             $ 591           $ 1,016           $ 2,201
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD TECHNOLOGY FUND                                1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 233             $ 718           $ 1,230           $ 2,636
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 188             $ 592           $ 1,033           $ 2,258
--------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


BOND FUNDS
--------------------------------------------------------------------------------------------------------------------------
   FIFTH THIRD BOND FUND                                   1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 131             $ 430            $ 751            $ 1,660
--------------------------------------------------------------------------------------------------------------------------
   FIFTH THIRD MUNICIPAL BOND FUND                         1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 131             $ 439            $ 768            $ 1,701
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
   FIFTH THIRD PRIME MONEY MARKET FUND                     1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   Advisor Shares                                           $ 117             $ 365            $ 633            $ 1,398
--------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                     FUND CODE
----------------------------------------------------------------------
SMALL CAP GROWTH FUND                                            1
----------------------------------------------------------------------
MID CAP GROWTH FUND                                              2
----------------------------------------------------------------------
QUALITY GROWTH FUND                                              3
----------------------------------------------------------------------
EQUITY INDEX FUND                                                4
----------------------------------------------------------------------
BALANCED FUND                                                    5
----------------------------------------------------------------------
MICRO CAP VALUE FUND                                             6
----------------------------------------------------------------------
SMALL CAP VALUE FUND                                             7
----------------------------------------------------------------------
MULTI CAP VALUE FUND                                             8
----------------------------------------------------------------------
STRATEGIC INCOME FUND                                            9
----------------------------------------------------------------------
TECHNOLOGY FUND                                                 10
----------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                       11
----------------------------------------------------------------------
BOND FUND                                                       12
----------------------------------------------------------------------
MUNICIPAL BOND FUND                                             13
----------------------------------------------------------------------
PRIME MONEY MARKET FUND                                         14
----------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held by a           1-8, 10           Market
U.S. bank that issues a receipt evidencing ownership.                                                         Political
                                                                                                          Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,    2, 3, 5, 12-14      Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by other                      Market
types of receivables or other assets.                                                                           Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a              1-14             Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
BEAR FUNDS: A Fund intended to increase/decrease in value inversely to the stock or             11          Inverse Market
equity index to which it relates.                                                                              Leverage
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the           1-14             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
-------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the        1-13           Management
seller of the option to sell, a security at a specified price. A put option gives the buyer the                Liquidity
right to sell, and obligates the seller of the option to buy a security at a specified price.                   Credit
                                                                                                                Market
                                                                                                               Leverage
-------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                        1-14             Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a                   9, 11            Market
continuous basis.                                                                                              Liquidity
-------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage            5, 12-14         Pre-Payment
pools into different maturity classes.                                                                         Interest
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                  1-14             Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                1-10             Market
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.              2-9, 11, 12         Market
                                                                                                                Credit
-------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index             1-14           Management
or security, or any combination thereof, including futures, options (e.g., put and calls),                      Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign            11        Foreign Investment
currency exchange contracts, foreign currency options, and foreign currency                                     Market
futures transactions.                                                                                          Political
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of    2-5, 10, 11, 14       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price  1, 4, 7, 12-14       Leverage
 for delivery at a future date.                                                                                Liquidity
-------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a    1-5, 7, 10-13      Management
specified amount of a specified security, class of securities, or an index at a specified time                  Market
in the future and at a specified price.                                                                         Credit
                                                                                                               Liquidity
                                                                                                                Leverage
-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company               13              Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
-------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/high-risk/debt securities are securities   6, 8, 9, 11         Credit
that are rated below investment grade by the primary rating agencies (e.g., BB or lower by                      Market
Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative                     Liquidity
and involve greater risk of loss than investment grade debt securities. Other terms commonly                 Interest Rate
 used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.         1-14            Liquidity
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive proportionate       1-11             Market
quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include
Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                1-14              Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                 1-14             Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
-------------------------------------------------------------------------------------------------------------------------------
LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains.                   11              Market
                                                                                                               Leverage
-------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate         12-14            Credit
loan of a commercial bank with a remaining maturity of one or less.                                            Liquidity
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities            1-14             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of    2, 3, 5, 12-14      Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously       12, 13            Market
contracts with the same counterparty to repurchase similar but not identical securities                       Regulatory
on a specified future date.                                                                                   Pre-Payment
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds    12-14            Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment                           Political
is secured by installment payments for equipment, buildings, or other facilities being                            Tax
leased by the state or municipality; (b) government lease certificates purchased by the                       Regulatory
Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;
(g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
-------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                      1, 4, 12-14      Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Preferred stocks are equity securities that generally pay dividends at a   5, 9, 10           Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily          1-13             Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment              1-14             Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such        1-14            Liquidity
as privately placed commercial paper and Rule 144A securities.                                                  Market
-------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment          1-14             Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated                       Leverage
as a borrowing by a Fund.
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return         1-14             Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio             2, 3, 5-13          Market
engaging in such trading will have higher turnover and transaction expenses.
-------------------------------------------------------------------------------------------------------------------------------
SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market                      1, 5-8            Market
capitalization within or lower than those included in the S&P SmallCap 600                                     Liquidity
Index (whose market capitalization range is generally between $23 million and
$2.6 billion).
-------------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            9, 14            Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
-------------------------------------------------------------------------------------------------------------------------------
STOCK-INDEX OPTIONS: A security that combines features of options with securities trading   1-3, 5, 7,        Management
using composite stock indices.                                                                 8, 10            Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
-------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons           12-14         Interest Rate
that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
-------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit            1-14            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities         1-14          Interest Rate
of the U.S. Government. These include Fannie Mae and Freddie Mac.                                               Credit
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered      1-14          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset     5, 9, 12-14         Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
-------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder  1-5, 7, 10,         Market
the right to buy a proportionate amount of common stock at a specified price.                   11              Credit
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                1-14             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
-------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued             1, 4, 7, 9,         Market
by foreign corporations or governments. Sovereign bonds are those issued by the              10, 12-14          Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are                              Political
those issued by Canadian provinces.                                                                       Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,         10, 12-14          Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR AND SUBADVISORS
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity, Chartwell Investment Partners L.P. ("Chartwell"), 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, serves as investment subadvisor to Fifth Third Small Cap Value Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. As of September 30, 2003, MSIM, together with its affiliated institutional asset management companies, had approximately $393.6 billion of assets under management, including approximately $83.0 billion of assets held by mutual funds (including sub-advisory relationships). As of September 30, 2003, Chartwell had approximately $6.5 billion in total assets under management, including approximately $2.1 billion of assets held by mutual funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                      AS A PERCENTAGE OF
                                                      AVERAGE NET ASSETS
--------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                        0.70%
--------------------------------------------------------------------------
MID CAP GROWTH FUND                                          0.80%
--------------------------------------------------------------------------
QUALITY GROWTH FUND                                          0.80%
--------------------------------------------------------------------------
EQUITY INDEX FUND                                            0.25%
--------------------------------------------------------------------------
BALANCED FUND                                                0.80%
--------------------------------------------------------------------------
MICRO CAP VALUE FUND                                         1.00%
--------------------------------------------------------------------------
SMALL CAP VALUE FUND*                                        0.90%
--------------------------------------------------------------------------
MULTI CAP VALUE FUND                                         1.00%
--------------------------------------------------------------------------
STRATEGIC INCOME FUND                                        1.00%
--------------------------------------------------------------------------
TECHNOLOGY FUND                                              1.00%
--------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND*                                   1.00%
--------------------------------------------------------------------------
BOND FUND                                                    0.60%
--------------------------------------------------------------------------
MUNICIPAL BOND FUND                                          0.55%
--------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                      0.40%
--------------------------------------------------------------------------

* The Advisor paid a portion of the fee to the Fund's subadvisor.

FUND MANAGEMENT
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT INC.
--------------------------------------------------------------------------------

EQUITY FUNDS

Denis J. Amato has been the portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND and FIFTH THIRD MICRO CAP VALUE FUND since August 2001 and the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management, Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

John L. Cassady III has been the co-portfolio manager for the FIFTH THIRD BALANCED FUND (fixed income portion) since April 2000. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan Chapter of the Investment Analysts Society of Chicago.

John F. Clancy has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since September 2002. Currently, he is a Vice President of Fifth Third Bank. Prior to becoming a portfolio manager of the Fund, Mr. Clancy spent almost five years as a Senior Portfolio Manager for Fifth Third's Investment Advisors Division, where he managed more than $400 million in personal and institutional assets. Prior to joining Fifth Third in 1998, he worked for two years as the Trust Investment Officer at North Side Bank & Trust Company and spent two years as a financial advisor at Prudential Securities, Inc. He earned his BS in International Affairs from the United States Air Force Academy and an MBA from the University of West Florida.

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Steven E. Folker has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND and the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 1993. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 24 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S.-Business in Finance, Investments & Banking from the University of Wisconsin.

Michael M. Hays has been the co-portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since January 2003 and the portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Hays is an Assistant Vice President and Senior Portfolio Manager for Fifth Third Asset Management, Inc. Previously, he served as a portfolio manager for individual and institutional clients with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. Mr. Hays has over 26 years of experience as a portfolio manager and equity research analyst. Before joining Maxus in 1998, he had held executive positions with independent investment advisors and regional brokerage firms. Mr. Hays has served as director of Equity Research for several firms and specializes in the research and selection of value-oriented equity securities. He received

FUND MANAGEMENT
--------------------------------------------------------------------------------

his BS in Business Administration from Illinois State University and an MBA in Finance from San Diego State University. Mr. Hays also holds the Chartered Financial Analyst designation and is a member of the Cleveland Society of Security Analysts.

Peter M. Klein has been the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since January 2003. Mr. Klein is a Vice President and Senior Portfolio Manager for Fifth Third Bank Investment Advisors. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 23 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the Cleveland Society of Security Analysts and is a member of the Association for Investment Management and Research.

Daniel C. Popowics has been the co-portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since September 2002. He joined Fifth Third Bank in 1999 and is currently an Assistant Vice President and Equity Analyst with Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a manager with Fidelity investments and then spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples and Health Care industries and manages personal trust and charitable accounts. Mr. Popowics is a graduate of Duke University and earned an MBA in Finance from Rensselaer Polytechnic Institute.

Sunil M. Reddy has been the co-portfolio manager for the FIFTH THIRD QUALITY GROWTH FUND since September 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since February 2002. Mr. Russell has been the Director of Equity Research and Growth Funds Management for three years and carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Prior to overseeing the equity research department, he spent several years as a portfolio manager in Fifth Third's Personal Trust Department and an equity analyst covering the chemicals, capital goods, and financial sectors. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Daniel Skubiz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since September 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

Brian J. Smolinski has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since April 2000. For eleven years, Mr. Stapley has been a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company and has over fifteen years of total portfolio management experience. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

E. Keith Wirtz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since October 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

FUND MANAGEMENT
--------------------------------------------------------------------------------

STRATEGIC INCOME AND SPECIALTY FUNDS

Scott A. Billeadeau has been co-portfolio manager of the FIFTH THIRD TECHNOLOGY FUND since November 2003. Prior to joining Fifth Third Asset Management, Inc. in March 2003, Mr. Billeadeau spent four years as Senior Vice President and Senior Portfolio Manager for Investment Advisers, Inc. where he was responsible for mid cap and small cap growth strategies. Additionally, he was a founding principal of Paladin Investment Associates, LLC on its formation in December 2000. Previously, he spent two years with TradeStreet Investment Associates, Inc., a subsidiary of Nationsbank, where he was a Senior Portfolio Manager and the Director responsible for the mid cap and small cap growth strategies. He has also held positions with Bank of America Investment Management and American Express Financial Advisors. Mr. Billeadeau graduated from Princeton University with a degree in Economics in 1984 and earned his Chartered Financial Analyst designation in 1991. In 2001, he was elected to the Board of Directors of FactSet Research Systems Inc., an NYSE listed company.

David C. Eder has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since January 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

E. Keith Wirtz has been the co-portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

Sunil M. Reddy has been the portfolio manager for the FIFTH THIRD TECHNOLOGY FUND since June 2002. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

John B. Schmitz has been the portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since September 2002. Previously, John spent 8 years as the co-manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND and 5 years as manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

David L. Withrow has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since January 2002. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent more than 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

BOND FUNDS

John L. Cassady III has been the co-portfolio manager for the FIFTH THIRD BOND FUND since November 1999. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology. He is currently a member of the West Michigan chapter of the Investment Analysts Society of Chicago.

Michael J. Martin has been the portfolio manager for the FIFTH THIRD MUNICIPAL BOND FUND since November 1997. Mr. Martin has over ten years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

FUND MANAGEMENT
--------------------------------------------------------------------------------

Sarah M. Quirk has been the portfolio manager for the FIFTH THIRD MUNICIPAL BOND FUND since May 1998. Ms. Quirk has over twenty years of investment experience. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in January 1998, Ms. Quirk managed a Michigan municipal money market fund and spent fifteen years in the municipal bond industry as a municipal bond trader. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Christian L. Rieddle, CFA, has been the co-portfolio manager of the FIFTH THIRD BOND FUND since June 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Fixed Income Portfolio Manager in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree May 1982. Mr. Rieddle earned his CFA designation in 1993. Mr. Rieddle is a member of the Association for Investment Management and Research (AIMR), and its local society, the West Michigan Chapter of the Investment Analysts Society of Chicago.

Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD BOND FUND since March 1995. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

Ann Thivierge has served as co-portfolio manager for the FIFTH THIRD INTERNATIONAL EQUITY FUND since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

CHARTWELL INVESTMENT PARTNERS L.P.

David C. Dalrymple, CFA, has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Dalrymple is a Managing Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1991 to 1997, he was a portfolio manager for Delaware Investment Advisors. Mr. Dalrymple earned a Bachelor's degree in Business Management from Clarkson University and an MBA from Cornell University's Johnson School. He holds the Chartered Financial Analyst designation.

Bob Zenouzi has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since February 2003. Mr. Zenouzi is a Partner and Senior Portfolio Manager for Chartwell Investment Partners L.P. From 1992 to 1999, he was a portfolio manager for Delaware Investment Advisors. Mr. Zenouzi earned a Bachelor of Science degree in finance from Babson College and a Master of Science degree in finance from Boston College.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. Eastern Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PRICING STOCK AND BOND FUND SHARES

The price of Fund shares is based on each Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All orders for the Money Market Fund must be received by the Fund or its transfer agent on the following schedule Eastern Time) in order to receive that day's NAV: Fifth Third Prime Money Market Fund--4 p.m.

You may purchase Advisor shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee. Advisor shares are also available through broker dealers and financial institutions which have a sales agreement with the distributor. Advisor shares are also available to retirement plans.

In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

SHAREHOLDER CONTACT INFORMATION

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative at your financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o  minimum investment requirements
o  exchange policies
o  cutoff time for investments
o  redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests (See "Shareholder Contact Information" above). Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
--------------------------------------------------------------------------------

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS
--------------------------------------------------------------------------------

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to carefully read the Prospectus of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES-ADVISOR SHARES.

If exchanging shares through your financial institution, ask them for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DISTRIBUTION/SERVICE (12B-1) FEES FOR ADVISOR SHARES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of each Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Dividends, if any, are declared daily and paid monthly by the Fifth Third Prime Money Market Fund.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Strategic Income Fund, Fifth Third Municipal Bond Fund and Fifth Third Bond Fund.

Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Index Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Technology Fund, Fifth Third Equity Index Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Balanced Fund.

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Value Fund, Fifth Third Small Cap Growth Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

FOREIGN INVESTMENTS

Fifth Third International Equity Fund invests in foreign securities. Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

ADDITIONAL TAX INFORMATION FOR THE FIFTH THIRD MUNICIPAL BOND FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fifth Third Municipal Bond Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Municipal Bond Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fifth Third Municipal Bond Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third International Equity Fund are not presented because the Advisor Shares of this Fund are newly offered and do not have a financial history. The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                             CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                           RESULTING FROM OPERATIONS                        DISTRIBUTIONS FROM
                                          --------------------------              -------------------------------------
                                                        NET REALIZED
                                                             AND
                                                         UNREALIZED    CHANGE IN
                                NET ASSET              GAINS/(LOSSES) NET ASSETS
                                 VALUE,        NET          FROM       RESULTING       NET          NET         RETURN
                                BEGINNING  INVESTMENT    INVESTMENT      FROM      INVESTMENT    REALIZED         OF
                                OF PERIOD INCOME/(LOSS) TRANSACTIONS  OPERATIONS     INCOME        GAINS        CAPITAL
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $16.54         (0.03)        (2.31)       (2.34)          --         (0.56)         --
Year ended 7/31/03               $13.64         (0.06)         2.17         2.11           --            --          --
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $13.47         (0.04)        (2.87)       (2.91)          --         (0.47)         --
Year ended 7/31/03               $10.09         (0.12)(3)      1.81         1.69           --            --          --
------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $16.79         (0.03)        (3.42)       (3.45)          --         (0.59)         --
Year ended 7/31/03               $12.75         (0.03)         1.26         1.23           --            --          --
------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           $21.07          0.13         (3.67)       (3.54)       (0.14)           --          --
Year ended 7/31/03               $17.39          0.18          1.48         1.66        (0.19)           --          --
------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)        $12.58          0.07         (1.50)       (1.43)       (0.11)        (0.20)         --
Year ended 7/31/03               $10.84          0.10          0.49         0.59        (0.13)           --          --
------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98           $  5.00         (0.07)        (0.09)       (0.16)          --         (0.04)         --
Year ended 12/31/99             $  4.80         (0.06)         1.08         1.02           --         (0.24)         --
Year ended 12/31/00             $  5.58          0.03         (0.11)       (0.08)       (0.03)        (0.59)         --
Year ended 12/31/01             $  4.88         (0.02)         1.10         1.08           --            --^         --
1/1/02 to 7/31/02(c)            $  5.96         (0.04)        (0.11)       (0.15)          --            --          --
Year ended 7/31/03              $  5.81         (0.07)(3)      2.36         2.29           --         (0.05)         --
------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03             $15.00         (0.01)         2.52         2.51           --            --          --
------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98              $18.23          0.20         (1.80)       (1.60)       (0.20)        (0.51)         --
Year ended 12/31/99              $15.92          0.19          1.86         2.05        (0.23)        (0.25)         --
Year ended 12/31/00              $17.49          0.18          3.89         4.07        (0.17)        (2.72)      (0.06)
Year ended 12/31/01              $18.61          0.02          1.37         1.39           --         (0.91)         --
1/1/02 to 7/31/02(c)             $19.09         (0.04)        (3.27)       (3.31)          --            --          --
Year ended 7/31/03               $15.78         (0.05)         3.09         3.04           --            --          --
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/98              $11.31          0.72         (0.33)        0.39        (0.72)        (0.37)         --
Year ended 12/31/99              $10.61          0.86         (1.43)       (0.57)       (0.82)           --          --
Year ended 12/31/00             $  9.22          0.73          0.70         1.43        (0.70)           --          --
Year ended 12/31/01             $  9.95          0.63          0.60         1.23        (0.65)           --          --^
1/1/02 to 7/31/02(c)             $10.53          0.28          0.10         0.38        (0.31)           --          --
Year ended 7/31/03               $10.60          0.51          0.26         0.77        (0.49)           --          --
------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02          $  8.91         (0.08)        (3.32)       (3.40)          --            --          --
Year ended 7/31/03              $  5.51         (0.13)(3)      3.23         3.10           --            --          --
------------------------------------------------------------------------------------------------------------------------


                                                                                                                FIFTH THIRD FUNDS
                                                                                                             FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                      -----------------------------------------------------------

                                                                                   RATIOS OF                 RATIOS OF
                                              NET         TOTAL          NET       EXPENSES   RATIOS OF NET  EXPENSES
                                 TOTAL       ASSET       RETURN        ASSETS,        TO       INVESTMENT       TO
                               DIVIDENDS    VALUE,      (EXCLUDES      END OF       AVERAGE   INCOME/(LOSS)   AVERAGE     PORTFOLIO
                                  AND       END OF        SALES        PERIOD         NET      TO AVERAGE       NET       TURNOVER
                             DISTRIBUTIONS  PERIOD       CHARGE)       (000'S)      ASSETS     NET ASSETS   ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.56)         $13.64     (12.69%)*   $     220    1.43%**      (0.74%)**      1.48%**     25%
Year ended 7/31/03                    --          $15.75      15.47%     $     469    1.44%        (0.66%)        1.48%       63%
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.47)         $10.09     (19.75%)*   $     145    1.68%**      (1.06%)**      1.71%**     27%
Year ended 7/31/03                    --          $11.78      16.75%     $     240    1.60%        (1.14%)        1.60%       25%
---------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.59)         $12.75     (19.05%)*   $     366    1.69%**      (0.80%)**      1.69%**     20%
Year ended 7/31/03                    --          $13.98       9.65%     $   1,205    1.58%        (0.48%)        1.58%       19%
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02             (0.14)         $17.39     (14.89%)*   $       7    0.82%**       0.62%**       0.88%**      9%
Year ended 7/31/03                 (0.19)         $18.86       9.68%     $     327    0.90%         0.84%         1.06%        2%
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)          (0.31)         $10.84      (9.24%)*   $      38    1.63%**       0.55%**       1.68%**     78%
Year ended 7/31/03                 (0.13)         $11.30       5.39%     $     104    1.60%         0.82%         1.61%      133%
---------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
2/1/98(d) to 12/31/98              (0.04)         $ 4.80      (3.27%)*   $   3,159    2.69%**      (1.33%)**      2.69%**    109%
Year ended 12/31/99                (0.24)         $ 5.58      21.19%     $   9,128    2.10%        (0.82%)        2.10%       96%
Year ended 12/31/00                (0.62)         $ 4.88      (1.38%)    $  15,424    1.90%         0.53%         1.90%      116%
Year ended 12/31/01                   --^         $ 5.96      22.22%     $  19,196    1.79%        (0.29%)        1.85%       47%
1/1/02 to 7/31/02(c)                  --          $ 5.81      (2.52%)*   $  18,905    1.90%**      (1.02%)**      2.12%**     16%
Year ended 7/31/03                 (0.05)         $ 8.05      39.60%     $  25,342    1.90%        (1.15%)        1.97%       28%
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                  --          $17.51      16.67%*    $     216    1.72%**      (0.51%)**      2.11%**     39%
---------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/98                (0.71)         $15.92      (8.74%)    $  53,279    1.80%         1.15%         1.80%      118%
Year ended 12/31/99                (0.48)         $17.49      12.93%     $  39,885    1.83%         1.12%         1.83%       78%
Year ended 12/31/00                (2.95)         $18.61      23.29%     $  49,260    1.83%         0.91%         1.83%      121%
Year ended 12/31/01                (0.91)         $19.09       7.47%     $  47,698    1.73%         0.09%         1.76%       80%
1/1/02 to 7/31/02(c)                  --          $15.78     (17.34%)*   $  38,419    1.83%**      (0.36%)**      1.98%**     25%
Year ended 7/31/03                    --          $18.82      19.26%     $  37,047    1.83%        (0.30%)        1.89%       23%
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARE
Year ended 12/31/98                (1.09)         $10.61       3.49%     $  39,650    1.87%         6.52%         1.87%       59%
Year ended 12/31/99                (0.82)         $ 9.22      (5.72%)    $  24,023    1.91%         7.87%         1.91%       51%
Year ended 12/31/00                (0.70)         $ 9.95      16.01%     $  32,351    1.85%         7.53%         1.85%       48%
Year ended 12/31/01                (0.65)         $10.53      12.64%     $  34,105    1.76%         6.12%         1.78%       34%
1/1/02 to 7/31/02(c)               (0.31)         $10.60       3.64%*    $  31,240    1.85%**       4.49%**       2.07%**     27%
Year ended 7/31/03                 (0.49)         $10.88       7.36%     $  36,345    1.85%         4.68%         1.88%       38%
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                --          $ 5.51     (34.48%)*   $       6    1.95%**      (1.82%)**      1.95%**     97%
Year ended 7/31/03                    --          $ 8.61      56.26%     $      55    1.90%        (1.83%)        2.30%      258%
---------------------------------------------------------------------------------------------------------------------------------


48-49 spread


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                           CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                         RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                        --------------------------              -----------------------
                                                                     NET REALIZED
                                                                          AND
                                                                      UNREALIZED    CHANGE IN
                                             NET ASSET              GAINS/(LOSSES) NET ASSETS
                                              VALUE,        NET          FROM       RESULTING       NET           NET
                                             BEGINNING  INVESTMENT    INVESTMENT      FROM      INVESTMENT     REALIZED
                                             OF PERIOD INCOME/(LOSS) TRANSACTIONS  OPERATIONS     INCOME         GAINS
------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $10.13       0.35        (0.19)        0.16         (0.36)          --
Year ended 7/31/03                            $ 9.93       0.34         0.08         0.42         (0.39)          --
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $10.87       0.28         0.13         0.41         (0.30)       (0.25)
Year ended 7/31/03                            $10.73       0.38(3)     (0.08)        0.30         (0.38)       (0.16)
------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                         $1.00       0.01           --         0.01         (0.01)          --
Year ended 7/31/03                             $1.00       0.01           --^        0.01         (0.01)          --
------------------------------------------------------------------------------------------------------------------------


                                                                                                                FIFTH THIRD FUNDS
                                                                                                             FINANCIAL HIGHLIGHTS
                                                             (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                     -------------------------------------------------------------

                                                                                   RATIOS OF                 RATIOS OF
                                              NET         TOTAL          NET       EXPENSES   RATIOS OF NET  EXPENSES
                                 TOTAL       ASSET       RETURN        ASSETS,        TO       INVESTMENT       TO
                               DIVIDENDS    VALUE,      (EXCLUDES      END OF       AVERAGE   INCOME/(LOSS)   AVERAGE     PORTFOLIO
                                  AND       END OF        SALES        PERIOD         NET      TO AVERAGE       NET       TURNOVER
                             DISTRIBUTIONS  PERIOD       CHARGE)       (000'S)      ASSETS     NET ASSETS   ASSETS (a)    RATE (b)
----------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           (0.36)     $ 9.93        1.69%*       $  723        1.31%**     4.21%**      1.46%**      229%
Year ended 7/31/03               (0.39)     $ 9.96        4.25%        $  737        1.30%       3.34%        1.39%        332%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           (0.55)     $10.73        3.99%*       $  174        1.30%**     3.57%**      1.50%**       97%
Year ended 7/31/03               (0.54)     $10.49        2.76%        $  382        1.29%       3.47%        1.43%         21%
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(d) to 7/31/02           (0.01)     $ 1.00        1.02%*       $    2        0.89%**     1.23%**      0.96%**       N/A
Year ended 7/31/03               (0.01)     $ 1.00        0.53%        $   62        1.02%       0.46%        1.15%         N/A
----------------------------------------------------------------------------------------------------------------------------------


50-51 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)  The Fund changed its fiscal year end to July 31 from December 31.

(d)  Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.47% to 0.55%. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

^    Amount is less than $0.005 per share.

*    Not annualized.

**   Annualized.

(3)  Average shares method used in calculation.


ADDRESSES
--------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Stock and Bond Mutual Funds                                                     3435 Stelzer Road
Money Market Mutual Funds                                                       Columbus, Ohio 43219
Advisor Shares
--------------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                                     Chartwell Investment Partners L.P.
(Small Cap Value Fund only)                                                     1235 Westlakes Drive, Suite 400
                                                                                Berwyn, Pennsylvania 1931
--------------------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                                     Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                                1221 Avenue of the Americas
                                                                                New York, New York 10020
--------------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]




                                       Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]



MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[blank inside front cover]

FIFTH THIRD FUNDS
MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Prime Money Market Fund ..................................    2
Government Money Market Fund  ............................    3
Michigan Municipal Money Market Fund .....................    4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...............................................    5
Expense Examples .........................................    6

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS ....................................    7

FUND MANAGEMENT
Investment Advisor .......................................   10


SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .......................   11
Abusive Trading Practices ................................   11
Purchasing and Adding to Your Shares .....................   11
Shareholder Contact Information ..........................   12
Selling Your Shares ......................................   12
Exchanging Your Shares ...................................   13
Dividends and Capital Gains ..............................   13
Taxation .................................................   14

FINANCIAL HIGHLIGHTS .....................................   16

BACK COVER
Where to learn more about Fifth Third Funds




OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All funds are managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be domestic or foreign corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              2.69%
94                3.83%
95                5.60%
96                5.04%
97                5.21%
98                5.13%
99                4.79%
00                6.06%
01                3.84%
02                1.45%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q4 2002               0.30%
  Year to Date Return (1/1/03 to 9/30/03):            0.59%




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
======================================================================================================
                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
======================================================================================================
INSTITUTIONAL SHARES                   6/14/89           1.45%             4.24%            4.36%
------------------------------------------------------------------------------------------------------
To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE High current income consistent with stability of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              2.69%
94                3.84%
95                5.51%
96                4.96%
97                5.10%
98                4.98%
99                4.61%
00                5.86%
01                3.68%
02                1.27%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.53%
  Worst quarter:                Q4 2002               0.31%
  Year to Date Return (1/1/03 to 9/30/03):            0.47%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
===========================================================================================================
                                        INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
===========================================================================================================
INSTITUTIONAL SHARES                        7/10/91           1.27%             4.07%            4.24%
-----------------------------------------------------------------------------------------------------------
To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.

PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

[bar chart data]:

1993              2.00%
94                2.40%
95                3.50%
96                3.11%
97                3.31%
98                3.06%
99                2.86%
00                3.73%
01                2.47%
02                1.12%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               0.98%
  Worst quarter:                Q3 2002               0.26%
  Year to Date Return (1/1/03 to 9/30/03):            0.51%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
========================================================================================================
                                    INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
========================================================================================================
INSTITUTIONAL SHARES                    6/3/91            1.12%             2.64%            2.74%
--------------------------------------------------------------------------------------------------------
To obtain current yield information, visit www.53.com or call 1-800-282-5706.

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

SHAREHOLDER FEES AND FUND EXPENSES

FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.


SHAREHOLDER FEES                                              MONEY MARKET FUNDS--FEE TABLE
-------------------------------------------------------------------------------------------------------
                                                       FIFTH THIRD      FIFTH THIRD       FIFTH THIRD
                                                       PRIME MONEY      GOVERNMENT    MICHIGAN MUNICIPAL
                                                         MARKET        MONEY MARKET      MONEY MARKET
                                                          FUND             FUND              FUND
-------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
    ON PURCHASES                                          None             None              None
-------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
   ON REINVESTED DIVIDENDS                                None             None              None
-------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                               None             None              None
-------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                           0.40%            0.40%             0.40%
-------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                 None             None              None
-------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                            0.25%            0.26%             0.27%
-------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.65%            0.66%1            0.67%
-------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                   0.11%2             --              0.13%2
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                              0.54%              --              0.54%
-------------------------------------------------------------------------------------------------------

1 During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to 0.61%. This waiver and/or expense reimbursement may be discontinued at any time.

2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to 0.54% and for the Michigan Municipal Money Market Fund to 0.54%. These waivers and/or expense reimbursements will remain in effect until November 30, 2004.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
FIFTH THIRD PRIME
   MONEY MARKET FUND                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------
   Institutional Shares                    $ 55              $ 197            $ 351             $ 800
--------------------------------------------------------------------------------------------------------
FIFTH THIRD GOVERNMENT
   MONEY MARKET FUND                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------
   Institutional Shares                    $ 67              $ 211            $ 368             $ 822
--------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL
   MONEY MARKET FUND                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------
   Institutional Shares                    $ 55              $ 201            $ 360             $ 822
--------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by state's and their political subdivisions that are exempt from federal income taxes.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                        FUND CODE
--------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                              1
--------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                         2
--------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND                                 3
--------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,          1-3           Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
-----------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a               1-3             Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-----------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-3             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                         1-3             Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                   1-3             Credit
corporations and other entities. Maturities generally vary from a few days to                                  Liquidity
nine months.                                                                                                    Market
                                                                                                             Interest Rate
-----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage                1            Pre-Payment
pools into different maturity classes.                                                                         Interest
-----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index              1-3           Management
or security, or any combination thereof, including futures, options (e.g., put and calls),                      Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
-----------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-3            Leverage
price for delivery at a future date.                                                                           Liquidity
-----------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a          2            Management
specified amount of a specified security, class of securities, or an index at a specified                       Market
time in the future and at a specified price.                                                                    Credit
                                                                                                               Liquidity
                                                                                                               Leverage
-----------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company              2, 3             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
-----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-3            Liquidity
                                                                                                                Market
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-3             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
-----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                  1-3             Market
securities that obligate the issuer to pay the bondholder a specified sum of money,                             Credit
usually at specific intervals, and to repay the principal amount of the loan at maturity.
Investment grade bonds are those rated BBB or better by S&P or Baa or better by
Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.
-----------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate          1-3             Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-3             Market
that have remaining maturities of one year or less. These securities may include                                Credit
U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools            1, 3           Pre-payment
of loans. These include collateralized mortgage obligations and real estate mortgage                            Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain           1-3             Market
funds for various public purposes. Municipal securities include (a) governmental                                Credit
lease certificates of participation issued by state or municipal authorities where                             Political
payment is secured by installment payments for equipment, buildings, or other                                     Tax
facilities being leased by the state or municipality; (b) government lease certificates                       Regulatory
purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
-----------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                          1-3          Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-3             Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
-----------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such         1-3            Liquidity
as privately placed commercial paper and Rule 144A securities.                                                  Market
-----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment            1-3             Market
to buy the security back at an agreed upon price on an agreed upon date. This                                  Leverage
is treated as a borrowing by a Fund.
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 331/3% of the Fund's total assets. In return           1-3             Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
-----------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-3          Interest Rate
that have been separated ("stripped") by their holder, typically a custodian bank or other institution.
-----------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option             1-3             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
-----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit             1-3            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities          1-3          Interest Rate
of the U.S. Government. These include Fannie Mae, and Freddie Mac.                                              Credit
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered       1-3          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are               1-3             Credit
reset daily, weekly, quarterly or some other period and which may be payable to the                            Liquidity
Fund on demand.                                                                                                 Market
-----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-3             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value                                 Liquidity
of a Fund's total assets.                                                                                       Credit
-----------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued                 1-3             Market
by foreign corporations or governments. Sovereign bonds are those issued by the                                 Credit
government of a foreign country. Supranational bonds are those issued by                                     Interest Rate
supranational entities, such as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.
-----------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no                      1-3             Credit
interest, but are issued at a discount from their value at maturity. When held to                               Market
maturity, their entire return equals the difference between their issue price and                              Interest
their maturity value.                                                                                            Rate
-----------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds.

FUND MANAGEMENT
--------------------------------------------------------------------------------

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                         AS A PERCENTAGE OF
                                                      AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND                                         0.40%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                    0.40%
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND                            0.40%
--------------------------------------------------------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon. Fifth Third Government Money Market Fund calculates its NAV at 2pm. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Money Market Funds must be received by the Funds, its transfer agent, or servicing agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Michigan Municipal Money Market Fund--12 noon; Fifth Third Government Money Market Fund--2 p.m.; Fifth Third Prime Money Market Fund--4 p.m.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o  minimum investment requirements
o  exchange policies
o  cutoff time for investments
o  redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

ADDITIONAL TAX INFORMATION FOR MICHIGAN MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Michigan Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Fifth Third Michigan Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Because the Fifth Third Michigan Municipal Money Market Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                            NET REALIZED
                                                           NET ASSET                       AND UNREALIZED         LESS
                                                            VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                           BEGINNING        INVESTMENT      (LOSSES) FROM          TO
                                                           OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                                            $1.00              0.05            --                (0.05)
Year ended 7/31/00                                            $1.00              0.05            --                (0.05)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                                            $1.00              0.05            --                (0.05)
Year ended 7/31/00                                            $1.00              0.05            --                (0.05)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                           $1.00              0.03            --                (0.03)
Year ended 12/31/99                                           $1.00              0.03            --                (0.03)
Year ended 12/31/00                                           $1.00              0.04            --                (0.04)
1/1/01 to 7/31/01(b)                                          $1.00              0.02            --                (0.02)
Year ended 7/31/02                                            $1.00              0.01            --                (0.01)
Year ended 7/31/03                                            $1.00              0.01            --                (0.01)
---------------------------------------------------------------------------------------------------------------------------




                                                                                                 FIFTH THIRD FUNDS
                                                                                              FINANCIAL HIGHLIGHTS
                                              (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                            RATIOS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------
                                                                          RATIOS OF      RATIOS OF       RATIO OF
                                                              NET         EXPENSES          NET          EXPENSES
                              NET ASSET                     ASSETS,          TO         INVESTMENT          TO
                               VALUE,                       END OF         AVERAGE        INCOME          AVERAGE
                               END OF        TOTAL          PERIOD           NET        TO AVERAGE          NET
                               PERIOD       RETURN          (000'S)        ASSETS       NET ASSETS       ASSETS (a)
------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                $1.00         4.76%     $  348,366         0.52%          4.66%          0.63%
Year ended 7/31/00                $1.00         5.53%     $  508,414         0.52%          5.44%          0.62%
Year ended 7/31/01                $1.00         5.41%     $  802,176         0.53%          5.11%          0.63%
Year ended 7/31/02                $1.00         2.02%     $1,732,204         0.55%          1.86%          0.65%
Year ended 7/31/03                $1.00         1.02%     $1,565,589         0.54%          1.02%          0.65%
------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                $1.00         4.60%     $  252,987         0.56%          4.52%          0.67%
Year ended 7/31/00                $1.00         5.31%     $  211,790         0.57%          5.17%          0.64%
Year ended 7/31/01                $1.00         5.23%     $  238,816         0.55%          5.12%          0.60%
Year ended 7/31/02                $1.00         1.79%     $  279,059         0.65%          1.75%          0.69%
Year ended 7/31/03                $1.00         0.92%     $  275,107         0.61%          0.84%          0.66%
------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/98               $1.00         3.06%     $  323,272         0.54%          3.00%          0.64%
Year ended 12/31/99               $1.00         2.86%     $  292,619         0.53%          2.82%          0.63%
Year ended 12/31/00               $1.00         3.73%     $  295,219         0.53%          3.67%          0.62%
1/1/01 to 7/31/01(b)              $1.00         1.71%*    $  317,543         0.54%**        2.93%**        0.63%**
Year ended 7/31/02                $1.00         1.41%     $  292,618         0.54%          1.41%          0.65%
Year ended 7/31/03                $1.00         0.88%     $  247,805         0.54%          0.88%          0.67%
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(b) The Fund changed its fiscal year to July 31 from December 31.

*   Not annualized.

**  Annualized.

^   Amount less than $0.005.



18-19 spread

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Money Market Mutual Funds                                                       3435 Stelzer Road
Institutional Shares                                                            Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent                                      BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                                            3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]



                                       Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]



INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[blank inside front cover]

FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Institutional Money Market Fund ..........................    2
Institutional Government Money Market Fund ...............    3
U.S. Treasury Money Market Fund ..........................    4
Municipal Money Market Fund ..............................    5

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...............................................    6
Expense Examples .........................................    7

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS ....................................    7

FUND MANAGEMENT
Investment Advisor .......................................   11


SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .......................   12
Abusive Trading Practices ................................   12
Purchasing and Adding to Your Shares .....................   12
Shareholder Contact Information ..........................   13
Selling Your Shares ......................................   13
Exchanging Your Shares ...................................   14
Dividends and Capital Gains ..............................   14
Taxation .................................................   15

FINANCIAL HIGHLIGHTS .....................................   16

BACK COVER
Where to learn more about Fifth Third Funds



OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the money market funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

ALL FUNDS ARE MANAGED BY FIFTH THIRD ASSET MANAGEMENT, INC.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

2001              4.08%
02                1.78%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 2001               1.38%
  Worst quarter:                Q4 2002               0.39%
  Year to Date Return (1/1/03 to 9/30/03):            0.83%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
================================================================================================
                                           INCEPTION DATE       PAST YEAR     SINCE INCEPTION
================================================================================================
INSTITUTIONAL SHARES                           4/11/00            1.78%            3.88%
------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Lyon Street Institutional Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1998              5.17%
99                4.81%
00                6.03%
01                3.86%
02                1.48%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.56%
  Worst quarter:                Q4 2002               0.31%
  Year to Date Return (1/1/03 to 9/30/03):            0.63%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
========================================================================================================
                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
========================================================================================================
INSTITUTIONAL SHARES                   6/2/97            1.48%             4.26%            4.38%
--------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              2.74%
94                3.79%
95                5.57%
96                5.05%
97                5.25%
98                5.12%
99                4.70%
00                5.98%
01                3.70%
02                1.40%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q4 2002               0.29%
  Year to Date Return (1/1/03 to 9/30/03):            0.60%




AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)
=======================================================================================================
                                   INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
=======================================================================================================
INSTITUTIONAL SHARES                  12/12/88           1.40%             4.16%            4.32%
-------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993              1.81%
94                2.10%
95                2.95%
96                2.72%
97                2.75%
98                2.60%
99                2.86%
00                3.88%
01                2.49%
02                1.13%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.02%
  Worst quarter:                Q3 2002               0.26%
Year to Date Return (1/1/03 to 9/30/03):              0.57%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
===========================================================================================================
                                       INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
===========================================================================================================
INSTITUTIONAL SHARES                       9/7/83            1.13%             2.59%            2.53%
-----------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

1 The Fund first offered Institutional shares on September 21, 1998. The quoted performance of Institutional Shares for the period prior to September 21, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.


SHAREHOLDER FEES                                                          MONEY MARKET FUNDS--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------
                                                                           FIFTH THIRD
                                                         FIFTH THIRD      INSTITUTIONAL     FIFTH THIRD       FIFTH THIRD
                                                        INSTITUTIONAL      GOVERNMENT      U.S. TREASURY       MUNICIPAL
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                            FUND              FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES             None              None             None              None
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS  None              None             None              None
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                  None              None             None              None
----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                              0.40%             0.40%            0.40%             0.50%
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                    None              None             None              None
----------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                               0.25%             0.25%            0.25%             0.28%
----------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.65%             0.65%            0.65%             0.78%
----------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT1                     0.43%             0.43%            0.43%             0.40%
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                 0.22%             0.22%            0.22%             0.38%
----------------------------------------------------------------------------------------------------------------------------

1 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.22% and for the Municipal Money Market Fund to 0.38%. These waivers and/or expense reimbursements will remain in effect until November 30, 2005. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 23              $ 119            $ 275             $ 726
----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 23              $ 119            $ 275             $ 726
----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 23              $ 119            $ 275             $ 726
----------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL
   MONEY MARKET FUND                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
   Institutional Shares                                     $ 39              $ 167            $ 352             $ 889
----------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                           FUND CODE
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                         1
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                              2
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                         3
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                             4
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-payment
truck and auto loans, leases, credit card receivables and other securities                                      Market
backed by other types of receivables or other assets.                                                           Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted                    1-4             Credit
by a commercial bank. Maturities are generally six months or less.                                             Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                   1-4             Credit
corporations and other entities. Maturities generally vary from a few days                                     Liquidity
to nine months.                                                                                                 Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,                    1-4           Management
index or security, or any combination thereof, including futures, options                                       Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                                 Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper              1              Market
of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                       Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company              1, 2             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                  1-4             Market
securities that obligate the issuer to pay the bondholder a specified sum of money,                             Credit
usually at specific intervals, and to repay the principal amount of the loan at maturity.                      Liquidity
Investment grade bonds are those rated BBB or better by S&P or Baa or better by
Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.
------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include                                Credit
U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools            2, 4           Pre-payment
of loans. These include collateralized mortgage obligations and real estate mortgage                            Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain           1-4             Market
funds for various public purposes. Municipal securities include (a) governmental                                Credit
lease certificates of participation issued by state or municipal authorities where                             Political
payment is secured by installment payments for equipment, buildings, or other                                     Tax
facilities being leased by the state or municipality; (b) government lease certificates                       Regulatory
purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such         1-4            Liquidity
as privately placed commercial paper and Rule 144A securities.                                                  Market
------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment            1-4             Market
to buy the security back at an agreed upon price on an agreed upon date. This is                               Leverage
treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets.                  1, 2, 4           Market
In return the Fund will receive cash, other securities, and/or letters of credit.                              Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ("stripped ") by their holder, typically a custodian bank or other institution.
------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit             1-4            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities          1-4          Interest Rate
of the U.S. Government. These include Fannie Mae, and Freddie Mac.                                              Credit
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered       1-4          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are               1-4             Credit
reset daily, weekly, quarterly or some other period and which may be payable                                   Liquidity
to the Fund on demand.                                                                                          Market
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value                                 Liquidity
of a Fund's total assets.                                                                                       Credit
------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds                      1, 2, 4           Market
issued by foreign corporations or governments. Sovereign bonds are those issued                                 Credit
by the government of a foreign country. Supranational bonds are those issued                                   Interest
by supranational entities, such as the World Bank and European Investment                                        Rate
Bank. Canadian bonds are those issued by Canadian provinces.
------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no                      1-4             Credit
interest, but are issued at a discount from their value at maturity. When held to                               Market
maturity, their entire return equals the difference between their issue price and                            Interest Rate
their maturity value.
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                         AS A PERCENTAGE OF
                                                      AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                 0.10%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                      0.25%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                 0.25%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                     0.15%
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Eastern
Time) in order to receive that day's NAV: Fifth Third Municipal Money Market Fund--12 noon; Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund is $5,000,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50. All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such as a sale, exchange or redemption will result in such a taxable gain or loss.

ADDITIONAL TAX INFORMATION FOR THE MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent auditors. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                           NET REALIZED
                                                          NET ASSET                       AND UNREALIZED         LESS
                                                           VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                         BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                          OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                                        $1.00              0.05            --                (0.05)
1/1/01 to 7/31/01(c)                                          $1.00              0.03            --                (0.03)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/98                                           $1.00              0.05            --                (0.05)
Year ended 12/31/99                                           $1.00              0.05            --                (0.05)
Year ended 12/31/00                                           $1.00              0.06            --                (0.06)
1/1/01 to  7/31/01(c)                                         $1.00              0.03            --                (0.03)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                                            $1.00              0.05            --                (0.05)
Year ended 7/31/00                                            $1.00              0.06            --                (0.06)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
9/21/98(b) to 9/30/98                                         $1.00                --^           --                   --^
10/1/98(d) to 7/31/99                                         $1.00              0.03            --                (0.03)
Year ended 7/31/00                                            $1.00              0.04            --                (0.04)
Year ended 7/31/01                                            $1.00              0.03            --                (0.03)
Year ended 7/31/02                                            $1.00              0.01            --                (0.01)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------



                                                                                                   FIFTH THIRD FUNDS
                                                                                                FINANCIAL HIGHLIGHTS
                                                (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                    ------------------------------------------------------------
                                                                                      RATIOS OF       RATIOS OF       RATIO OF
                                                                         NET          EXPENSES            NET         EXPENSES
                                           NET ASSET                   ASSETS,           TO           INVESTMENT         TO
                                            VALUE,                     END OF          AVERAGE          INCOME         AVERAGE
                                            END OF      TOTAL          PERIOD            NET          TO AVERAGE         NET
                                            PERIOD      RETURN        (000 'S)         ASSETS         NET ASSETS     ASSETS (a)
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                         $1.00        4.71%*   $   47,944          0.22%**         6.39%**        0.74%**
1/1/01 to 7/31/01(c)                           $1.00        2.84%*   $   71,778          0.22%**         4.78%**        0.68%**
Year ended 7/31/02                             $1.00        2.31%    $  189,530          0.22%           2.11%          0.65%
Year ended 7/31/03                             $1.00        1.35%    $  766,023          0.22%           1.24%          0.65%
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/98                            $1.00        5.17%    $  166,922          0.38%           5.03%          0.69%
Year ended 12/31/99                            $1.00        4.81%    $  215,401          0.37%           4.73%          0.65%
Year ended 12/31/00                            $1.00        6.03%    $  309,711          0.39%           5.92%          0.63%
1/1/01 to  7/31/01(c)                          $1.00        2.71%*   $  410,278          0.40%**         4.56%*         0.63%**
Year ended 7/31/02                             $1.00        2.05%    $  425,092          0.41%           2.03%          0.64%
Year ended 7/31/03                             $1.00        1.07%    $  616,999          0.40%           1.04%          0.65%
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/99                             $1.00        4.68%    $  856,286          0.38%           4.57%          0.62%
Year ended 7/31/00                             $1.00        5.40%    $  871,657          0.38%           5.26%          0.62%
Year ended 7/31/01                             $1.00        5.30%    $1,058,407          0.39%           5.08%          0.64%
Year ended 7/31/02                             $1.00        1.92%    $1,143,352          0.41%           1.88%          0.64%
Year ended 7/31/03                             $1.00        1.02%    $1,644,905          0.40%           0.98%          0.65%
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
9/21/98(b) to 9/30/98                          $1.00        2.74%*   $    7,953          0.63%**         3.09%**        0.63%**
10/1/98(d) to 7/31/99                          $1.00        2.24%*   $   17,682          0.61%**         2.66%**        0.94%**
Year ended 7/31/00                             $1.00        3.46%    $  100,995          0.31%           3.51%          0.83%
Year ended 7/31/01                             $1.00        3.44%    $  190,268          0.29%           3.33%          0.74%
Year ended 7/31/02                             $1.00        1.45%    $  249,280          0.34%           1.43%          0.77%
Year ended 7/31/03                             $1.00        0.91%    $  199,439          0.42%           0.92%          0.78%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(b) Reflects date of commencement of operations.

(c) The Fund changed its fiscal year to July 31 from December 31.

(d) Reflects operations for the period from October 1, 1998 through July 31, 1999.

*   Not annualized.

**  Annualized.

^   Amount less than $0.005.


18-19 spread

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Institutional Money Market Mutual Funds                                         3435 Stelzer Road
Institutional Shares                                                            Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]




                                       Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]



INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS

SELECT SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
SELECT SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Institutional Money Market Fund ........................1
Institutional Government Money Market Fund .............2
U.S. Treasury Money Market Fund ........................3
Municipal Money Market Fund ............................4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .............................................5
Expense Examples .......................................5

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ...................................6
Investment Risks .......................................9

FUND MANAGEMENT
Investment Advisor ....................................10


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares ....................11
Abusive Trading Practices .............................11
Purchasing and Adding to Your Shares ..................11
Shareholder Contact Information .......................11
Selling Your Shares ...................................12
Exchanging Your Shares ................................12
Dividends and Capital Gains ...........................13
Taxation ..............................................13

FINANCIAL HIGHLIGHTS ..................................14

BACK COVER
Where to learn more about Fifth Third Funds



OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Mutual Funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES                                                                         SELECT SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                               INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                                MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                                    FUND            FUND          MARKET FUND     MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40%           0.40%            0.40%           0.50%
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                     0.33%           0.33%            0.33%           0.36%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.73%           0.73%            0.73%           0.86%
--------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                            0.43%           0.43%            0.43%           0.40%
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.30%           0.30%            0.30%           0.46%
--------------------------------------------------------------------------------------------------------------------------------

1 Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.30% and for the Municipal Money Market Fund to 0.46%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $31            $145             $319            $823
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $31            $145             $319            $823
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $31            $145             $319            $823
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   SELECT SHARES                                                     $47            $192             $396            $985
--------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                             FUND CODE
Institutional Money Market Fund                           1
Institutional Government Money Market Fund                2
U.S. Treasury Money Market Fund                           3
Municipal Money Market Fund                               4


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-Payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a               1-4             Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
                                                                                                               Political
-------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                   1-4             Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or           1-4           Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company              1, 2             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                  1-4             Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment                   Liquidity
grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
-------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of         2, 4           Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously          4              Market
contracts with the same counterparty to repurchase similar but not identical securities                       Regulatory
on a specified future date.                                                                                   Pre-Payment
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds     1-4             Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment is                        Political
secured by installment payments for equipment, buildings, or other facilities being leased                        Tax
by the state or municipality; (b) government lease certificates purchased by the Fund will                    Regulatory
not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f ) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
-------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                           4           Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date. This is                   Leverage
treated as a loan.
-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as      1-4            Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                       1-4             Market
commitment to buy the security back at an agreed upon price on an agreed upon date.                            Leverage
This is treated as a borrowing by a Fund.
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return        1, 2, 4           Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
-------------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
-------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ( "stripped ") by their holder, typically a custodian bank or other institution.
-------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit             1-4            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities          1-4          Interest Rate
of the U.S. government. These include Fannie Mae, and Freddie Mac.                                              Credit
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered       1-4          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset         1-4             Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
-------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by            1, 2, 4           Market
foreign corporations or governments. Sovereign bonds are those issued by the                                    Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
-------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,            1-4             Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2003 are as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
                                                        ------------------------
Fifth Third Institutional Money Market Fund                        0.10%
Fifth Third Institutional Government Money Market Fund             0.25%
Fifth Third U.S. Treasury Money Market Fund                        0.25%
Fifth Third Municipal Money Market Fund                            0.15%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.; Fifth Third Municipal Money Market Fund--12 noon.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in a taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any derived from taxable interest income will be taxable to shareholders as ordinary income.

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Funds are not presented because the Select Shares of these Funds are newly offered and do not have a financial history.


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Institutional Money Market Mutual Funds                                         3435 Stelzer Road
Select Shares                                                                   Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing                                 Fifth Third Bank
  Agent, Accountant and Custodian                                               38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]



IMM-MF-SEL 7/03                        Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]




INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS

PREFERRED SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
PREFERRED SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Institutional Money Market Fund ........................1
Institutional Government Money Market Fund .............2
U.S. Treasury Money Market Fund ........................3
Municipal Money Market Fund ............................4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .............................................5
Expense Examples .......................................5

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ...................................6
Investment Risks .......................................9

FUND MANAGEMENT
Investment Advisor ....................................10
Portfolio Manager .....................................10


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares ....................11
Abusive Trading Practices .............................11
Purchasing and Adding to Your Shares ..................11
Shareholder Contact Information .......................11
Selling Your Shares ...................................12
Exchanging Your Shares ................................13
Dividends and Capital Gains ...........................13
Taxation ..............................................13

FINANCIAL HIGHLIGHTS ..................................14

BACK COVER
Where to learn more about Fifth Third Funds



OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Mutual Funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES                                                                       PREFERRED SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                               INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                                MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                                    FUND            FUND          MARKET FUND     MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40%           0.40%            0.40%           0.50%
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
--------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                     0.40%           0.40%            0.40%           0.43%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.80%           0.80%            0.80%           0.93%
--------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                            0.43%           0.43%            0.43%           0.40%
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.37%           0.37%            0.37%           0.53%
--------------------------------------------------------------------------------------------------------------------------------

1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.37% and for the Municipal Money Market Fund to 0.53%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $38            $167             $357            $907
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $38            $167             $357            $907
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $38            $167             $357            $907
--------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
   Preferred Shares                                                  $54            $214             $434           $1,067
--------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                             FUND CODE
Institutional Money Market Fund                           1
Institutional Government Money Market Fund                2
U.S. Treasury Money Market Fund                           3
Municipal Money Market Fund                               4



INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-Payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a               1-4             Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                   1-4             Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or           1-4           Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company              1, 2             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                  1-4             Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment                   Liquidity
grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of         2, 4           Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously          4              Market
contracts with the same counterparty to repurchase similar but not identical securities                       Regulatory
on a specified future date.                                                                                   Pre-Payment
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds     1-4             Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment is                        Political
secured by installment payments for equipment, buildings, or other facilities being leased                        Tax
by the state or municipality; (b) government lease certificates purchased by the Fund will                    Regulatory
not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f ) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                           4           Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date. This is                   Leverage
treated as a loan.
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as      1-4            Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                       1-4             Market
commitment to buy the security back at an agreed upon price on an agreed upon date.                            Leverage
This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return        1, 2, 4           Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ( "stripped ") by their holder, typically a custodian bank or other institution.
------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit             1-4            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities          1-4          Interest Rate
of the U.S. government. These include Fannie Mae, and Freddie Mac.                                              Credit
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered       1-4          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset         1-4             Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by            1, 2, 4           Market
foreign corporations or governments. Sovereign bonds are those issued by the                                    Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,            1-4             Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." -Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 are as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
                                                        ------------------------
Fifth Third Institutional Money Market Fund                      0.10%
Fifth Third Institutional Government Money Market Fund           0.25%
Fifth Third U.S. Treasury Money Market Fund                      0.25%
Fifth Third Municipal Money Market Fund                          0.15%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-12 noon.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o  minimum investment requirements
o  exchange policies
o  cutoff time for investments
o  redemption fees

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "privacy activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Funds are not presented because the Preferred Shares of these Funds are newly offered and do not have a financial history.


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Institutional Money Market Mutual Funds                                         3435 Stelzer Road
Preferred Shares                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]




IMM-MF-PRE 7/03                        Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]




INSTITUTIONAL MONEY MARKET
  MUTUAL FUNDS

TRUST SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS

INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
TRUST SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Institutional Money Market Fund ........................1
Institutional Government Money Market Fund .............2
U.S. Treasury Money Market Fund ........................3
Municipal Money Market Fund ............................4

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .............................................5
Expense Examples .......................................5

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Investment Practices ...................................6
Investment Risks .......................................9

FUND MANAGEMENT
Investment Advisor ....................................10



                                                      PAGE
SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ....................11
Abusive Trading Practices .............................11
Purchasing and Adding to Your Shares ..................11
Shareholder Contact Information .......................11
Selling Your Shares ...................................12
Exchanging Your Shares ................................13
Dividends and Capital Gains ...........................13
Taxation ..............................................13

FINANCIAL HIGHLIGHTS ..................................14

BACK COVER
Where to learn more about Fifth Third Funds




OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Mutual Funds (the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY
MARKET

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     o general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

     o revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, where principal and interest are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

VOLATILITY AND PERFORMANCE INFORMATION This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                                                                MONEY MARKET FUNDS - FEE TABLE
SHAREHOLDER FEES                                                                         TRUST SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                               INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                                MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                                    FUND            FUND          MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.40%           0.40%            0.40%           0.50%
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
-------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES1                                                     0.50%           0.50%            0.50%           0.53%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.90%           0.90%            0.90%           1.03%
-------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                            0.43%           0.43%            0.43%           0.40%
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                        0.47%           0.47%            0.47%           0.63%
-------------------------------------------------------------------------------------------------------------------------------

1 Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Funds' Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund to 0.47% and for the Municipal Money Market Fund to 0.63%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by a Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $48            $199             $412           $1,026
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $48            $199             $412           $1,026
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $48            $199             $412           $1,026
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
   TRUST SHARES                                                      $64            $246             $489           $1,185
-------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. Government securities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                             FUND CODE
Institutional Money Market Fund                           1
Institutional Government Money Market Fund                2
U.S. Treasury Money Market Fund                           3
Municipal Money Market Fund                               4



INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans,        1, 2, 4         Pre-Payment
truck and auto loans, leases, credit card receivables and other securities backed by                            Market
other types of receivables or other assets.                                                                     Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a               1-4             Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the            1-4             Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Liquidity
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                       1, 2, 4           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                   1-4             Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or           1-4           Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of           1              Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed              1-4            Leverage
price for delivery at a future date.                                                                           Liquidity
------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company              1, 2             Credit
that guarantees a specific rate of return on the invested capital over the life of the contract.
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.          1-4            Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                 1-4             Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                  1-4             Market
securities that obligate the issuer to pay the bondholder a specified sum of money, usually                     Credit
at specific intervals, and to repay the principal amount of the loan at maturity. Investment                   Liquidity
grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS: A loan participation note represents participation in a corporate        1, 2, 4           Credit
loan of a commercial bank with a remaining maturity of one year or less.                                       Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities             1-4             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of         2, 4           Pre-Payment
loans. These include collateralized mortgage obligations and real estate mortgage                               Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously          4              Market
contracts with the same counterparty to repurchase similar but not identical securities                       Regulatory
on a specified future date.                                                                                   Pre-Payment
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds     1-4             Market
for various public purposes. Municipal securities include (a) governmental lease                                Credit
certificates of participation issued by state or municipal authorities where payment is                        Political
secured by installment payments for equipment, buildings, or other facilities being leased                        Tax
by the state or municipality; (b) government lease certificates purchased by the Fund will                    Regulatory
not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f ) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (h) general obligation bonds.
------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                           4           Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment               1-4             Market
to return the security to the seller at an agreed upon price on an agreed upon date. This is                   Leverage
treated as a loan.
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as      1-4            Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                   FUND CODE         RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                       1-4             Market
commitment to buy the security back at an agreed upon price on an agreed upon date.                            Leverage
This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return        1, 2, 4           Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a Fund's option            1, 4             Market
a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.
------------------------------------------------------------------------------------------------------------------------------
STRIPPED OBLIGATIONS: U.S. Treasury obligations and their unmatured interest coupons            1-4          Interest Rate
that have been separated ( "stripped ") by their holder, typically a custodian bank or other institution.
------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit             1-4            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities          1-4          Interest Rate
of the U.S. government. These include Fannie Mae, and Freddie Mac.                                              Credit
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered       1-4          Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset         1-4             Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                 1-4             Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of a                            Liquidity
Fund's total assets.                                                                                            Credit
------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by            1, 2, 4           Market
foreign corporations or governments. Sovereign bonds are those issued by the                                    Credit
government of a foreign country. Supranational bonds are those issued by supranational                       Interest Rate
entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.
------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest,            1-4             Credit
but are issued at a discount from their value at maturity. When held to maturity, their                         Market
entire return equals the difference between their issue price and their maturity value.                      Interest Rate
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2003 are as follows:

                                                           AS A PERCENTAGE OF
                                                        AVERAGE DAILY NET ASSETS
                                                        ------------------------
Fifth Third Institutional Money Market Fund                      0.10%
Fifth Third Institutional Government Money Market Fund           0.25%
Fifth Third U.S. Treasury Money Market Fund                      0.25%
Fifth Third Municipal Money Market Fund                          0.15%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Funds must be received by the Funds or its transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-12 noon.

Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly by the Funds. Capital gains, if any, are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund Shares may result in taxable gain or loss to the Shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption will result in such a taxable gain or loss.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. However, as money market funds, it is unlikely that the Funds will distribute long-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Funds are not presented because the Trust Shares of these Funds are newly offered and do not have a financial history.


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Institutional Money Market Mutual Funds                                         3435 Stelzer Road
Trust Shares                                                                    Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUNDS. IN ADDITION, YOU MAY CONTACT THE FUNDS AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]




IMM-MF-TRT 7/03                        Investment Company Act file no. 811-5669.

[Logo: 5/3 FIFTH THIRD FUNDS]



EQUITY INDEX FUND
SELECT SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
SELECT SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Equity Index Fund ......................................2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table ..............................................3
Expense Example ........................................3

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices ...................................4
Investment Risks .......................................7

FUND MANAGEMENT
Investment Advisor .....................................9
Portfolio Managers .....................................9


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares ....................10
Abusive Trading Practices .............................10
Purchasing and Adding to Your Shares ..................10
Shareholder Contact Information .......................10
Selling Your Shares ...................................11
Exchanging Your Shares ................................11
Dividends and Capital Gains ...........................12
Taxation ..............................................12

FINANCIAL HIGHLIGHTS ..................................14

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.



Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES1

[BAR CHART DATA]:

1993               9.11%
94                 0.86%
95                36.20%
96                22.17%
97                32.45%
98                28.16%
99                20.46%
00                -9.39%
01               -12.30%
02               -22.43%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.23%
  Worst quarter:                Q3 2002             -17.36%
  Year to Date Return (1/1/03 to 9/30/03):           14.37%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1

                       Inception   Past      Past       Past
                         Date      Year     5 Years   10 Years
                        11/2/92
Select Shares
  Return Before Taxes             -22.43%   -0.99%      8.72%
  Return After Taxes
  on Distributions2               -22.83%   -1.54%      7.39%
  Return After Taxes on
  Distributions and
  Sale of Fund Shares2            -13.75%   -0.90%      6.70%
S&P 500 Index(R)*                 -22.10%   -0.59%      9.33%

--------------------
1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                                    EQUITY
                                                                                  INDEX FUND
-----------------------------------------------------------------------------------------------
                                                                                    SELECT
-----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                     None
-----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                          None
-----------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                          None
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-----------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                      0.30%
-----------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                            None
-----------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                       0.36%1
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 0.66%
-----------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                             0.39%
-----------------------------------------------------------------------------------------------
NET EXPENSES                                                                         0.27%
-----------------------------------------------------------------------------------------------

1 Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Fund to 0.27%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because this example is hypothetical and for comparison only, your actual costs may be different.


FIFTH THIRD EQUITY INDEX FUND           1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------
   SELECT SHARES                           $28             $131              $288              $746
-------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


INSTRUMENT                                                                                                     RISK TYPE
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held by a                             Market
U.S. bank that issues a receipt evidencing ownership.                                                         Political
                                                                                                          Foreign Investment
---------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
---------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
---------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the                       Management
seller of the option to sell, a security at a specified price. A put option gives the buyer the                Liquidity
right to sell, and obligates the seller of the option to buy a security at a specified price.                   Credit
                                                                                                                Market
                                                                                                               Leverage
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                                   Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                     Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or                         Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of                          Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                                     RISK TYPE
---------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price                       Leverage
for delivery at a future date.                                                                                 Liquidity
---------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a                       Management
specified amount of a specified security, class of securities, or an index at a specified time                  Market
in the future and at a specified price.                                                                         Credit
                                                                                                               Liquidity
                                                                                                               Leverage
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
---------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive proportionate quarterly              Market
cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                  Market
securities that obligate the issuer to pay the bondholder a specified sum                                       Credit
of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities that                        Market
have remaining maturities of one year or less. These securities may include U.S. government                     Credit
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                                       Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily in income                 Credit
producing real estate or real estate loans or interest.                                                      Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment                               Market
to return the security to the seller at an agreed upon price on an agreed upon date. This                      Leverage
is treated as a loan.
---------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as                     Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
---------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment                            Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated as                    Leverage
a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return, the                     Market
Fund will receive cash, other securities, and/or letters of credit.                                            Leverage
                                                                                                               Liquidity
                                                                                                                Credit
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                                     RISK TYPE
---------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit                            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities                       Interest Rate
of the U.S. government. These include Fannie Mae, and Freddie Mac.                                              Credit
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, Ginnie Maes, separately traded registered                   Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder                      Market
the right to buy a proportionate amount of common stock at a specified price.                                   Credit
---------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase securities                      Market
at a fixed price for delivery at a future date. Under normal market conditions, when-issued                    Leverage
purchases and forward commitments will not exceed 25% of the value of a Fund's total assets.                   Liquidity
                                                                                                                Credit
---------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar denominated bonds issued by                             Market
foreign corporations or governments. Sovereign bonds are those issued by the government                         Credit
of a foreign country. Supranational bonds are those issued by supranational entities, such                   Interest Rate
as the World Bank and European Investment Bank. Canadian bonds are those issued by                             Political
Canadian provinces.                                                                                       Foreign Investment
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 was 0.25% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and his MBA from Western Michigan University in April 1998.

Brian J. Smolinski has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o  minimum investment requirements
o  exchange policies
o  cutoff time for investments
o  redemption fees

 If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


INVESTMENT AMOUNTS
--------------------------------------------------------------------------------

The minimum initial investment in Select shares of the Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Fund toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

Dividends, if any, are declared and paid quarterly by the Fifth Third Equity Index Fund. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Equity Index Fund are not presented because the Select shares of this Fund are newly offered and do not have a financial history.


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Select Shares                                                                   Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing Agent,                          Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]




EQTY-I-SEL 7/03                        Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]



EQUITY INDEX FUND
PREFERRED SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
PREFERRED SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Equity Index Fund ......................................2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table ..............................................3
Expense Example ........................................3

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices ...................................4
Investment Risks .......................................6

FUND MANAGEMENT
Investment Advisor .....................................7
Portfolio Managers .....................................7


                                                      PAGE
SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .....................8
Abusive Trading Practices ..............................8
Purchasing and Adding to Your Shares ...................8
Shareholder Contact Information ........................8
Selling Your Shares ....................................9
Exchanging Your Shares ................................10
Dividends and Capital Gains ...........................10
Taxation ..............................................10

FINANCIAL HIGHLIGHTS ..................................12

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PREFERRED SHARES1

[BAR CHART DATA]:

1993               9.11%
94                 0.86%
95                36.19%
96                22.09%
97                32.36%
98                28.07%
99                20.37%
00                -9.45%
01               -12.36%
02               -22.49%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.21%
  Worst quarter:                Q3 2002             -17.37%
  Year to Date Return (1/1/03 to 9/30/03):           14.31%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1

                       Inception   Past      Past       Past
                         Date      Year     5 Years   10 Years
                        11/2/92
Preferred Shares
  Return Before Taxes             -22.49%   -1.06%      8.67%
  Return After Taxes
  on Distributions2               -22.88%   -1.61%      7.33%
  Return After Taxes on Distributions
  and Sale of Fund Shares2        -13.79%   -0.96%      6.66%
S&P 500 Index(R)*                 -22.10%   -0.59%      9.33%

--------------------
1 Prior to October 20, 2003, the quoted performance of the Preferred shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
                                                                               FIFTH THIRD EQUITY
                                                                                   INDEX FUND
----------------------------------------------------------------------------------------------------
                                                                                    PREFERRED
----------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      None
----------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                           None
----------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                           None
----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
----------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                       0.30%
----------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                             None
----------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                        0.43%1
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  0.73%
----------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                              0.39%
----------------------------------------------------------------------------------------------------
NET EXPENSES                                                                          0.34%
----------------------------------------------------------------------------------------------------

1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Fund to 0.34%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because this example is hypothetical and for comparison only, your actual costs may be different.

                                            1 YEAR          3 YEARS          5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------
   PREFERRED SHARES                           $35            $153             $327            $831
-----------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held by a U.S. bank                   Market
that issues a receipt evidencing ownership.                                                                    Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank.              Credit
Maturities are generally six months or less.                                                                   Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified     Market
sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.         Credit
                                                                                                             Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option  Management
to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the   Liquidity
seller of the option to buy a security at a specified price.                                                    Credit
                                                                                                                Market
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and                  Credit
other entities. Maturities generally vary from a few days to nine months.                                      Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any        Management
combination thereof, including futures, options (e.g., put and calls), options on futures, and some             Market
mortgage-backed securities.                                                                                     Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of foreign issuers          Market
and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.                  Political
                                                                                                               Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price for delivery          Leverage
at a future date.                                                                                              Liquidity
------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount      Management
of a specified security, class of securities, or an index at a specified time in the future and at a            Market
specified price.                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive                                      Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                  Market
securities that obligate the issuer to pay the bondholder a specified sum                                       Credit
of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities that have remaining         Market
maturities of one year or less. These securities may include U.S. government obligations, commercial paper      Credit
and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations.
These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                                       Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily                           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security        Market
to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.                       Leverage
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed    Liquidity
commercial paper and Rule 144A securities.                                                                      Market
------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment to buy the security        Market
back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.                 Leverage
------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return, the Fund will receive   Market
cash, other securities, and/or letters of credit.                                                              Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.                  Liquidity
                                                                                                                Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the                Interest Rate
U.S. government. These include Fannie Mae, and Freddie Mac.                                                     Credit
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and       Interest Rate
principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy     Market
a proportionate amount of common stock at a specified price.                                                    Credit
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase securities at a fixed price     Market
for delivery at a future date. Under normal market conditions, when-issued purchases and forward               Leverage
commitments will not exceed 25% of the value of a Fund's total assets.                                         Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by foreign corporations         Market
or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational          Credit
bonds are those issued by supranational entities, such as the World Bank and European Investment Bank.       Interest Rate
Canadian bonds are those issued by Canadian provinces.                                                         Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better-or worse-than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2003 was 0.25% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and his MBA from Western Michigan University in April 1998.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Brian J. Smolinski has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of the Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Fund toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

Dividends, if any, are declared and paid quarterly by the Fifth Third Equity Index Fund. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Equity Index Fund are not presented because the Preferred shares of this Fund are newly offered and do not have a financial history.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Preferred Shares                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer Agent and Dividend Disbursing Agent,                    Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]



EQTY-I-PRE 11/03                       Investment Company Act file no. 811-5669.

[LOGO: 5/3 FIFTH THIRD FUNDS]


EQUITY INDEX FUND
TRUST SHARES

PROSPECTUS
NOVEMBER 30, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS
EQUITY INDEX FUND
TRUST SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS                      PAGE
Equity Index Fund ......................................2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table ..............................................3
Expense Example ........................................3

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices ...................................4
Investment Risks .......................................7

FUND MANAGEMENT
Investment Advisor .....................................8
Portfolio Managers .....................................8


SHAREHOLDER INFORMATION                               PAGE
Purchasing and Selling Fund Shares .....................9
Abusive Trading Practices ..............................9
Purchasing and Adding to Your Shares ...................9
Shareholder Contact Information ........................9
Selling Your Shares ...................................10
Exchanging Your Shares ................................10
Dividends and Capital Gains ...........................11
Taxation ..............................................11

FINANCIAL HIGHLIGHTS ..................................13

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

CORE
STYLE

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Though the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of changes to securities in the index. Specifically, the portfolio manager may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices. When index changes are not mirrored exactly, additions and deletions within the portfolio index will generally be made within several days so as to maintain a 0.95 correlation to the index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES1
--------------------------------------------------------------------------------

[BAR CHART DATA]:

1993               9.09%
94                 0.77%
95                36.05%
96                21.96%
97                32.23%
98                27.94%
99                20.25%
00                -9.54%
01               -12.45%
02               -22.56%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.18%
  Worst quarter:                Q3 2002             -17.39%
  Year to Date Return (1/1/03 to 9/30/03):           14.22%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1
                      Inception    Past      Past       Past
                         Date      Year     5 Years   10 Years
Trust Shares            11/2/92
  Return Before Taxes             -22.56%   -1.16%      8.57%
  Return After Taxes
  on Distributions2               -22.96%   -1.71%      7.24%
  Return After Taxes on
  Distributions and
  Sale of Fund Shares2            -13.83%   -1.04%      6.57%
S&P 500 Index(R)*                 -22.10%   -0.59%      9.33%

--------------------
1 Prior to October 20, 2003 the quoted performance of Trust shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2003.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
                                                                               FIFTH THIRD
                                                                              EQUITY INDEX
                                                                                   FUND
---------------------------------------------------------------------------------------------
                                                                                   TRUST
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                   None
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                        None
---------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                        None
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
---------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                    0.30%
---------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                          None
---------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                     0.53%1
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                               0.83%
---------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2                                           0.39%
---------------------------------------------------------------------------------------------
NET EXPENSES                                                                       0.44%
---------------------------------------------------------------------------------------------

1 Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2 The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2005, to limit total annual fund operating expenses for the Fund to 0.44%. Under the terms of the Expense Limitation Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described above.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because this example is hypothetical and for comparison only, your actual costs may be different.


FIFTH THIRD EQUITY INDEX FUND             1 YEAR          3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------
   TRUST SHARES                              $45             $185              $382              $951
--------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRs): ADRs are foreign shares of a company held by                               Market
a U.S. bank that issues a receipt evidencing ownership.                                                       Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the                       Management
seller of the option to sell, a security at a specified price. A put option gives the buyer the                Liquidity
right to sell, and obligates the seller of the option to buy a security at a specified price.                   Credit
                                                                                                                Market
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                                   Credit
corporations and other entities. Maturities generally vary from a few days to nine months.                    Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index or                         Management
security, or any combination thereof, including futures, options (e.g., put and calls),                         Market
options on futures, and some mortgage-backed securities.                                                        Credit
                                                                                                               Liquidity
                                                                                                                Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper of                          Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and                          Political
supranational entities.                                                                                        Liquidity
                                                                                                           Foreign Investment
------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed price                       Leverage
for delivery at a future date.                                                                                 Liquidity
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a                       Management
specified amount of a specified security, class of securities, or an index at a specified time                  Market
in the future and at a specified price.                                                                         Credit
                                                                                                               Liquidity
                                                                                                                Leverage
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities entitle a holder to receive                                      Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of index-based securities include Standard & Poor's
Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index(R). iShares are also index-based securities and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                  Market
securities that obligate the issuer to pay the bondholder a specified sum                                       Credit
of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt securities                             Market
that have remaining maturities of one year or less. These securities may include U.S.                           Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                                       Interest Rate
                                                                                                                Credit
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily                           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to                            Market
return the security to the seller at an agreed upon price on an agreed upon date. This is                      Leverage
treated as a loan.
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as                     Liquidity
privately placed commercial paper and Rule 144A securities.                                                     Market
------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous commitment                            Market
to buy the security back at an agreed upon price on an agreed upon date. This is treated                       Leverage
as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return, the                     Market
Fund will receive cash, other securities, and/or letters of credit.                                            Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit                            Liquidity
of funds.                                                                                                       Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities                       Interest Rate
of the U.S. government. These include Fannie Mae, and Freddie Mac.                                              Credit
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered                    Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the holder                      Market
the right to buy a proportionate amount of common stock at a specified price.                                   Credit
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market conditions,                     Leverage
when-issued purchases and forward commitments will not exceed 25% of the value of                              Liquidity
a Fund's total assets.                                                                                          Credit
------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated bonds issued by                              Market
foreign corporations or governments. Sovereign bonds are those issued by the government                         Credit
of a foreign country. Supranational bonds are those issued by supranational entities, such                   Interest Rate
as the World Bank and European Investment Bank. Canadian bonds are those issued by                             Political
Canadian provinces.                                                                                       Foreign Investment
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management, Inc. (and its predecessors), with a team of approximately 22 investment strategists and portfolio managers, 13 equity and fixed income research analysts, and 6 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2003, Fifth Third Asset Management, Inc. had approximately $13.2 billion of assets under management in the Fifth Third Funds. The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2003 was 0.25% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

David C. Eder has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since January 1995. Mr. Eder has over eight years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and his MBA from Western Michigan University in April 1998.

Brian J. Smolinski has been the co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND since June 1998. Mr. Smolinski has over five years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The Fund's NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Trust Shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust Shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:

o  minimum investment requirements
o  exchange policies
o  cutoff time for investments
o  redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INVESTMENT AMOUNTS

The minimum initial investment in Trust Shares of the Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Fund toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Taxpayer Identification Number.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218- 2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call the Fund at 1-800-282-5706.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust Shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

Dividends, if any, are declared and paid quarterly by the Fifth Third Equity Index Fund. Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that the Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Equity Index Fund are not presented because the Trust Shares of this Fund are newly offered and do not have a financial history.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


ADDRESSES
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               3435 Stelzer Road
Trust Shares                                                                    Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                              Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Distributor                                                                     Fifth Third Funds Distributor, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Administrator, Transfer Agent and Dividend Disbursing Agent,                    Fifth Third Bank
  Accountant and Custodian                                                      38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                               BISYS Fund Services Limited Partnership
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent and Sub-Accountant                   BISYS Fund Services Ohio, Inc.
                                                                                3435 Stelzer Road
                                                                                Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors                                                            PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
-----------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: http://www.53.com*
--------------------------------------------------------------------------------



           *Fifth Third Funds' website is not part of this Prospectus.


You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.



[LOGO: 5/3 FIFTH THIRD FUNDS]





EQTY-I-TRT 7/03                        Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        (FORMERLY FOUNTAIN SQUARE FUNDS)

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 30, 2003

This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 30, 2003:

Fifth Third Small Cap Growth Fund                             Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                               Fifth Third Bond Fund
Fifth Third Quality Growth Fund                               Fifth Third Intermediate Bond Fund
Fifth Third Large Cap Core Fund                               Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                                 Fifth Third U.S. Government Bond Fund
Fifth Third Balanced Fund                                     Fifth Third Municipal Bond Fund
Fifth Third Micro Cap Value Fund                              Fifth Third Intermediate Municipal Bond Fund
Fifth Third Small Cap Value Fund                              Fifth Third Ohio Municipal Bond Fund
Fifth Third Multi Cap Value Fund                              Fifth Third Michigan Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                  Fifth Third Prime Money Market Fund
Fifth Third LifeModel Aggressive FundSM                       Fifth Third Government Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM            Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Moderate FundSM                         Fifth Third Municipal Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM          Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Conservative FundSM                     Fifth Third Institutional Government Money Market Fund
Fifth Third Strategic Income Fund                             Fifth Third U.S. Treasury Money Market Fund
Fifth Third Select Stock Fund                                 Fifth Third Ohio Tax Exempt Money Market Fund
Fifth Third Technology Fund




This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

                                                                                              Page
GENERAL INFORMATION ABOUT THE TRUST
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
   Investment
   Investment Limitations
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
   Types of Investments
   Portfolio Turnover
   Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)
   Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund)
FIFTH THIRD FUNDS MANAGEMENT
   Trustee Liability
   Codes of Ethics
   Proxy Voting Policies and Procedures
INVESTMENT ADVISORY SERVICES
   Investment Advisors to the Trust
   Advisory Fees
   Administrative Services
   Custody of Fund Assets
   Transfer Agent and Dividend Disbursing Agent
   Fund Accounting
   Legal Counsel
BROKERAGE TRANSACTIONS
PURCHASING SHARES
   Distribution Plan and Administrative Services Agreement
   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares
   Conversion of Class B Shares to Class A Shares
   Conversion to Federal Funds
   Exchanging Securities for Fund Shares
   Payments to Dealers
REDEEMING SHARES
   Redemption in Kind
   Postponement of Redemptions
DETERMINING NET ASSET VALUE
   Determining Market Value of Securities
   Use of Amortized Cost
   Monitoring Procedures
   Investment Restrictions
   Trading in Foreign Securities
TAX STATUS
   Qualification as a Regulated Investment Company
   Distributions
   Exempt-Interest Dividends
   Municipal Bond, Municipal Money Market, and Tax-Exempt Funds
   Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions
   Selling Shares
   Hedging
   Discount Securities
   Backup Withholding
PERFORMANCE INFORMATION
   Tax-Equivalent Yield
FINANCIAL STATEMENTS
APPENDIX

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (collectively, the "Funds"):

        THE "EQUITY FUNDS":

Fifth Third Quality Growth Fund                              Fifth Third Multi Cap Value Fund
Fifth Third Disciplined Large Cap Value Fund                 Fifth Third Micro Cap Value Fund
Fifth Third Select Stock Fund                                Fifth Third Strategic Income Fund
Fifth Third Balanced Fund                                    Fifth Third Small Cap Value Fund
Fifth Third Mid Cap Growth Fund                              Fifth Third Small Cap Growth Fund
Fifth Third Technology Fund                                  Fifth Third Equity Index Fund
Fifth Third International Equity Fund                        Fifth Third Large Cap Core Fund

        THE "ASSET ALLOCATION FUNDS":

Fifth Third LifeModel Conservative FundSM                    Fifth Third LifeModel Moderately Aggressive FundSM
Fifth Third LifeModel Moderately Conservative FundSM         Fifth Third LifeModel Aggressive FundSM
Fifth Third LifeModel Moderate FundSM

        THE "BOND FUNDS":

Fifth Third Bond Fund                                        Fifth Third Intermediate Bond Fund
Fifth Third Short Term Bond Fund                             Fifth Third U.S. Government Bond Fund

        THE "MUNICIPAL BOND FUNDS":

Fifth Third Municipal Bond Fund                              Fifth Third Michigan Municipal Bond Fund
Fifth Third Intermediate Municipal Bond Fund                 Fifth Third Ohio Municipal Bond Fund

        THE "MONEY MARKET FUNDS":

Fifth Third Government Money Market Fund                     Fifth Third Institutional Money Market Fund
Fifth Third Prime Money Market Fund                          Fifth Third Institutional Government Money Market Fund
Fifth Third Municipal Money Market Fund                      Fifth Third Michigan Municipal Money Market Fund
Fifth Third U.S. Treasury Money Market Fund                  Fifth Third Ohio Tax Exempt Money Market Fund

With respect to the classes contained in this SAI, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fund                                          Select  Preferred Trust  Institu-    Advisor   Class A  Class B  Class C
                                                                       tional
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                                                     X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                                       X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Quality Growth Fund
("Quality Growth Fund")                                                       X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Large Cap Core Fund
("Large Cap Core Fund")                                                       X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------


                                       1

Fifth Third Equity Index Fund
("Equity Index Fund")                            X         X      X           X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------

Fifth Third Balanced Fund
("Balanced Fund")                                                             X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                                      X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Small Cap Value Fund
("Small Cap Value Fund")                                                      X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                                      X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Disciplined Large Cap Value
Fund ("Disciplined Large Cap Value Fund")                                     X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Aggressive FundSM
("LifeModel Aggressive FundSM")                                               X        X*        X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Moderately Aggressive
FundSM  ("LifeModel Moderately Aggressive                                     X        X*        X       X        X
FundSM")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Moderate FundSM
("LifeModel Moderate FundSM")                                                 X        X*        X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Moderately
Conservative FundSM ("LifeModel                                               X        X*        X       X        X
Moderately Conservative FundSM")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Conservative FundSM
("LifeModel Conservative FundSM")                                             X        X*        X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Strategic Income Fund
("Strategic Income Fund")                                                     X        X                          X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Select Stock Fund
("Select Stock Fund")                                                         X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Technology Fund
("Technology Fund")                                                           X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third International Equity Fund
("International Equity Fund")                                                 X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Bond Fund
("Bond Fund")                                                                 X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                                                    X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                                      X                  X       X*       X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third U.S. Government Bond Fund
("Government Bond Fund")                                                      X                  X                X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                                       X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Intermediate Municipal Bond
Fund ("Intermediate Municipal Bond Fund")                                     X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                                                  X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                                              X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                                                   X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Government Money Market Fund
("Government Money Market Fund")                                              X                  X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------




                                       2

--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market                                        X                  X
Fund")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                  X         X      X           X                  X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")              X         X      X           X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Institutional Government Money
Market Fund ("Institutional Government           X         X      X           X
Money Market Fund")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")              X         X      X           X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Ohio Tax Exempt Money Market
Fund ("Ohio Tax Exempt Money Market Fund")                                    X*
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------

*    These shares are currently not available to the public.

Each Fund, each Fund of Funds and each of the underlying Funds, is an "open-end" management investment company, and other than the Select Stock Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management, Inc. (the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ( "Morgan Stanley") serves as investment sub-advisor to the International Equity Fund. Chartwell Investment Partners, LP ("Chartwell") serves as investment sub-advisor to the Small Cap Value Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS -- STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS

For purposes of this section, "Investment Limitations--Stock and Bond Funds, Funds of Funds" the term "Funds" shall mean the Equity Funds, the Funds of Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

PLEDGING ASSETS.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities up to one-third of the value of total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES.

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

INVESTING IN REAL ESTATE.

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

DIVERSIFICATION OF INVESTMENTS.

Each of the Funds (except the Select Stock Fund and the Ohio Municipal Bond
Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

DEALING IN PUTS AND CALLS.

The Select Stock Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

CONCENTRATION OF INVESTMENTS.

Each Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Strategic Income Fund and Funds of Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

The Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

DEALING IN PUTS AND CALLS

The International Equity Fund will not buy or sell puts, calls, straddles, spreads or any combination of these.

INVESTING IN ILLIQUID SECURITIES.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and International Equity Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or International Equity Fund holds over 1% of the issuing investment company's total outstanding securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and International Equity
Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

The Funds of Funds may invest all of their assets in investment companies.

CONCENTRATION OF INVESTMENTS

INTERNATIONAL EQUITY FUND

The International Equity Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry.

Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation and will typically constitute over 25% of the Fund's total assets.

STRATEGIC INCOME FUND

The Strategic Income Fund will not invest in the securities of underlying Funds which concentrate (i.e., invest more than 25% of their assets) in the same industry.

With respect to investments other than those in underlying funds ("non-investment company holdings"), the Strategic Income Fund will not invest 25% or more of the value of non-investment company holdings in any one industry except that the Fund may invest more than 25% of the value of non-investment company holdings in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

INVESTING IN PUT OPTIONS.

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS.

The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

PLEDGING SECURITIES OR ASSETS.

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

ACQUIRING VOTING SECURITIES.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

DIVERSIFICATION OF INVESTMENTS.

Each of the Funds (except the Ohio Tax-Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.


CONCENTRATION OF INVESTMENTS.

Each of the Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Each of the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

DEALING IN PUTS AND CALLS.

The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

OHIO TAX EXEMPT MONEY MARKET FUND

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Prime Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.

The Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities.

INVESTING IN ILLIQUID SECURITIES.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

TYPES OF INVESTMENTS

BANK INSTRUMENTS.

Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

BEAR FUNDS

The International Equity Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

CLOSED-END INVESTMENT COMPANIES

The Strategic Income Fund, International Equity Fund and the funds in which they invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

CUSTODY RECEIPTS. The Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

EXCHANGE-TRADED FUNDS

The Funds may invest in shares of various exchange-traded funds ("ETFs"), including exchange-traded index and bond funds. Such ETFs include those listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETFs' expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

FUTURES AND OPTIONS TRANSACTIONS.

All of the Funds (subject to the exceptions noted below) and funds in which the International Equity Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS.

The Funds, except the Money Market Funds, (other than the International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund) and the funds in which the International Equity Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The International Equity Fund may also invest in securities index futures contracts when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

STOCK INDEX OPTIONS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, Micro Cap Value Fund, Strategic Income Fund, International Equity Fund, Michigan Municipal Bond and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase put options on stock indices listed on national securities exchanges or traded in the over- the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or Morgan Stanley or Chartwell, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase listed put options on financial futures contracts (and the International Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Michigan Municipal Bond and Municipal Bond Fund) and the funds in which the International Equity Fund invests may write listed call options or over-the- counter call International Equity on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

LIMITATION ON OPEN FUTURES POSITIONS.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Michigan Municipal Bond, and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income
Fund) and the funds in which the International Equity Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

OVER-THE-COUNTER OPTIONS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond, the Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund) and the funds in which the International Equity Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").

The U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Prime Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and the Municipal Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

CONVERTIBLE SECURITIES.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Select Stock Fund, Disciplined Large Cap Value Fund, Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Small Cap Value Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund and the funds in which the International Equity Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, Morgan Stanley or Chartwell, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, Morgan Stanley or Chartwell, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, Morgan Stanley or Chartwell, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

GUARANTEED INVESTMENT CONTRACTS.

The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Government Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

WARRANTS.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Disciplined Large Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund and the funds in which the International Equity Fund invests may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

MUNICIPAL SECURITIES.

The Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund, the Money Market Funds, Michigan Municipal Bond Fund and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

PARTICIPATION INTERESTS.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Prime Money Market Fund, Government Money Market Fund, International Equity Fund Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International Equity Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Bond Fund, the Intermediate Municipal Bond Fund and the Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

STRIPPED OBLIGATIONS.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

VARIABLE RATE MUNICIPAL SECURITIES.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

LOAN PARTICIPATION NOTES.

The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund, Bond Fund, Intermediate Municipal Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund and Michigan Municipal Money Market

Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

MUNICIPAL LEASES.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

STAND-BY COMMITMENTS.

The Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Government Money Market Fund, Prime Money Market Fund, Municipal Money Market Fund and the Institutional Money Market Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

CASH.

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

FOREIGN CURRENCY TRANSACTIONS.

The International Equity Fund and the funds in which it invests may engage in foreign currency transactions.

CURRENCY RISKS.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, it might not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund and the funds in which it may invest will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

The International Equity Fund and the funds in which it may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the Fund.

The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

FOREIGN CURRENCY OPTIONS.

The International Equity Fund may engage in foreign currency options, and the funds in which the International Equity Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS.

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

FOREIGN CURRENCY FUTURES TRANSACTIONS.

By using foreign currency futures contracts and options on such contracts, the International Equity Fund and the funds in which it may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund and the funds in which it invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

U.S. GOVERNMENT OBLIGATIONS.

The types of U.S. government obligations in which any of the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.




VARIABLE RATE U.S. GOVERNMENT SECURITIES.

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

REPURCHASE AGREEMENTS.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor, Morgan Stanley or Chartwell, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES.

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, Morgan Stanley or Chartwell, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

TEMPORARY AND DEFENSIVE INVESTMENTS.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. Each of the Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan

Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, Morgan Stanley or Chartwell, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long- term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                   FISCAL YEAR ENDED      FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                     JULY 31, 2003          JULY 31, 2002              JULY 31, 2001
Small Cap Growth Fund                    63%                       25%                       13%(**)
Mid Cap Growth Fund                      25%                       27%                       26%
Quality Growth Fund                      19%                       20%                       20%
Large Cap Core Fund                      13%                       5%                        5%(**)
Equity Index Fund                        2%                        9%                        4%(**)
Balanced Fund                            133%                      78%                       77%
Micro Cap Value Fund                     28%                       16%(***)                  47%(*)
Small Cap Value Fund                     39%(****)                 --                        --
Multi Cap Value Fund                     23%                       25%(***)                  80%(*)
Disciplined Large Cap Value Fund         79%                       22%                       19%
LifeModel Aggressive FundSM              79%                       --                        --
LifeModel Moderately
     Aggressive FundSM                   55%                       --                        --
LifeModel Moderate FundSM                55%                       --                        --
LifeModel Moderately
     Conservative FundSM                 72%                       --                        --
LifeModel Conservative FundSM            63%                       --                        --
Strategic Income Fund                    38%                       27%(***)                  34%(*)
Select Stock Fund                        50%                       70%                       139%
Technology Fund                          258%                      97%                       50%
International Equity Fund                44%                       23%                       42%
Bond Fund                                332%                      229%                      131%(**)
Intermediate Bond Fund                   252%                      229%                      141%(**)
Short Term Bond Fund                     72%                       111%                      56%(**)
U.S. Government Bond Fund                304%                      180%                      77%
Municipal Bond Fund                      21%                       97%                       89%(**)
Intermediate Municipal Bond Fund         85%                       86%                       36%(**)
Ohio Municipal Bond Fund                 20%                       28%                       26%
Michigan Municipal Bond Fund             12%                       25%                       19%(**)

*    For the fiscal year ended December 31st.
** Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
*** Reflects the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
**** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)

The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.

Total wage and salary employment is estimated to have declined by 0.9% in 2002. The rate of unemployment is estimated to have been 6.1% in 2002, substantially increased from the rate of 3.4% in 2000. Personal income grew at an estimated 2.0% annual rate in 2002.

During the six years ending with the year 2000, improvements in the Michigan economy resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in the period 2001-2003, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues. These adjustments reduced the balance of the Budget and Economic Stabilization Fund by September 30, 2002 to $145 million.

Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short- term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued an outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2002, the State had approximately $1.1 billion of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of July, 2003, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2003.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.1% in 2002 and 4.0% in 2003, the cigarette tax increased from $.25 to $.75 per pack (to which an additional $.50 per pack was imposed in 2002) and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A ..75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A, as implemented, contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)

The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of Ohio and its municipalities. To the degree that Ohio municipalities are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of municipality tax bases.

In addition to the economic trends above, the political climate in various municipalities may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A municipality's political climate in particular may affect its own credit standing. For Ohio and its underlying municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.

Ohio ended fiscal year 2003 with a General Revenue Fund balance of $52.3 million. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of approximately $180.7 million as of the end of fiscal year 2003. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.

Ohio has established procedures for municipal fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 32 Ohio municipalities declared in fiscal emergency. As of July 2003, only ten remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying municipalities.

                          FIFTH THIRD FUNDS MANAGEMENT

      The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                       POSITION(S)         TERM OF                                                  COMPLEX
                           HELD            OFFICE AND                                               OVERSEEN               OTHER
       NAME, ADDRESS     WITH THE          LENGTH OF          PRINCIPAL OCCUPATION(S)                   BY            DIRECTORSHIPS
          AND AGE          FUNDS           TIME SERVED        DURING THE PAST 5 YEARS                TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Durham            Trustee         Indefinite,        President and Chief                     37            None
Birthdate: 5/10/1945                       June 2001-         Executive Officer of Clipper
                                            Present           Products, Inc., a wholesale
                                                              distributor, 1997-Present.

J. Joseph Hale Jr.         Trustee         Indefinite,        President, Cinergy Foundation,          37            None
Birthdate: 9/11/1949                       March              November 2001-Present. President,
                                           2001-Present       Cinergy Corp., Cincinnati Gas &
                                                              Electric Co., The Union Light Heat
                                                              & Power Co., November 2000-October
                                                              2001.  Vice President, Corporate
                                                              Communications, August 1996-June 2000.

John E. Jaymont            Trustee         Indefinite,        AVP, PIANKO, Feb. 2002-                 37            Printing
Birthdate: 12/5/1944                       October            Present. Business                                     Industries of
                                           2001- Present      Management Consultant, April                          America: Web
                                                              2000-February 2002. President,                        Offset Assoc.,
                                                              Metroweb Corp. (publications                          Director; Master
                                                              printing) 1997-2000.                                  Printers of
                                                                                                                    America,
                                                                                                                    Director.

David J. Gruber            Trustee         Indefinite,        Ohio Arts & Sports Facilities           37            None
Birthdate: 8/19/1963                       December           Commission (state funding oversight
                                           2003-Present       agency), CFO, April 2003-Present.
                                                              Ohio Expositions Commission (state
                                                              fair and expo center), Finance Director,
                                                              April 1996-April 2003.


                               INTERESTED TRUSTEE
Edward Burke Carey*        Chairman-       Indefinite,        President of Carey Realty               37            The Foundation
Birthdate  7/2/1945        Board of        January            Investments, Inc.                                     of the Catholic
                           Trustees        1989-Present                                                             Diocese of
                                                                                                                    Columbus-Trustee
                                                                                                                    Ohio and
                                                                                                                    Kentucky
                                                                                                                    Chapters of the
                                                                                                                    Counselors of
                                                                                                                    Real
                                                                                                                    Estate-Trustee,
                                                                                                                    Chairman.

--------------
*    Mr. Carey is treated by the Funds as an "interested person" (as defined in
     Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor.
     Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.




                       POSITION(S)         TERM OF
                           HELD            OFFICE AND
       NAME, ADDRESS     WITH THE          LENGTH OF          PRINCIPAL OCCUPATION(S)
          AND AGE          FUNDS           TIME SERVED        DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------

                                    OFFICERS

C. David Bunstine          President       Indefinite,        Employee of BISYS Fund Services
Birthdate: 7/30/1965                       March 2003         Limited Partnership since
                                           - Present          December 1987.

Russell D. Ungerman        Vice President  Indefinite,        Trust Officer of Fifth Third
Birthdate: 2/09/1971                       September          Bank, 1998-present; Trust
                                           2002 -Present      Officer of Wilmington Trust
                                                              Co., 1994-1998.

Rodney L. Ruehle           Vice            Indefinite,        Employee of BISYS Fund
Birthdate: 4/26/1968       President and   September          Services Limited Partnership.
                           Secretary       2001-Present

Adam S. Ness               Treasurer       Indefinite,        Employee of BISYS Fund
Birthdate: 10/14/1972                      September          Services Limited Partnership
                                           2001-Present       since June 1998.

Warren Leslie              Assistant       Indefinite,        Employee of BISYS Funds
Birthdate: 2/13/1962       Secretary and   September          Service Limited Partnership
                           Assistant       2001-Present       since May 1995.
                           Treasurer

For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                         POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME                     UNDERWRITERS OF THE FUNDS

C. David Bunstine        BISYS Fund Services, Vice President, Client Services
Russell Ungerman         Fifth Third Bank, Trust Officer
Rodney L. Ruehle         BISYS Fund Services, Director, Compliance Services
Adam S. Ness             BISYS Fund Services, Vice President, Financial Services
Warren Leslie            BISYS Fund Services, Director, Client Services

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2002, there were 5 meetings of the Audit Committee.

NOMINATING COMMITTEE

The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2002, the Nominating Committee did not meet.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2002:

                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                              DOLLAR RANGE OF EQUITY          INVESTMENT COMPANIES OVERSEEN BY
                                                    SECURITIES                TRUSTEE IN FAMILY OF INVESTMENT
       NAME OF TRUSTEE                             IN THE FUNDS                         COMPANIES
Edward Burke Carey                    Select Stock Fund: $50,001 - $100,000              >$100,000*
                                         Quality Growth Fund: > $100,000*
                                    Prime Money Market Fund: $1 - $10,000
                                        Balanced Fund: $10,001 - $50,000
                                     International Equity Fund: $1 - $10,000
                                        Mid Cap Growth Fund: > $100,000*
                                          Technology Fund: $1 - $10,000
                                Government Money Market Fund: $10,001 - $50,000

J. Joseph Hale, Jr., Trustee                              $0                              $0

David J. Durham                          Bond Fund: $10,001 - $50,000                $50,001 - $100,000
                                     Mid Cap Growth Fund: $10,001 - $50,000
                                    Multi Cap Value Fund: $10,001 - $50,000
                                     Quality Growth Fund: $10,001 - $50,000

John E. Jaymont                         Quality Growth Fund: $1 - $10,000              $1 - $10,000
                                      Small Cap Growth Fund: $1 - $10,000
                                             Worldwide Fund: $1 - $10,000

David J. Gruber                                           $0                              $0

--------------
*    denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2002:

                              NAME OF OWNERS
                                   AND
                              RELATIONSHIPS
        NAME OF TRUSTEE         TO TRUSTEE          COMPANY       TITLE OF CLASS     VALUE OF SECURITIES     PERCENT OF CLASS
J. Joseph Hale, Jr.                N/A                N/A              N/A                   N/A                   N/A
David J. Durham                    N/A                N/A              N/A                   N/A                   N/A
John E. Jaymont                    N/A                N/A              N/A                   N/A                   N/A
David J. Gruber                    N/A                N/A              N/A                   N/A                   N/A

As of November 1, 2003, the Officers and Trustees owned less than 1% of any class of any Fund.

TRUSTEES COMPENSATION

                                              AGGREGATE COMPENSATION FROM THE            TOTAL COMPENSATION FROM FUNDS AND FUND
                                              FUNDS FOR THE FISCAL YEAR ENDING       COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION                               JULY 31, 2003                             ENDING JULY 31, 2003
Edward Burke Carey, Trustee                            $29,000                                             $29,000
J. Joseph Hale, Jr., Trustee                           $25,500                                             $25,500
David J. Durham, Trustee                               $25,500                                             $25,500
John E. Jaymont, Trustee                               $27,000                                             $27,000

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 1, 2003:





                                                 PERCENT OF THE
                                                     CLASS TOTAL
                                                  ASSETS HELD BY
FUND/CLASS                                       THE SHAREHOLDER

BALANCED FUND ADVISOR CLASS                                RECORD               BENEFICIAL
FISERV SECURITIES  INC
FAO 16646324
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    97.81%               97.81%

BALANCED FUND CLASS A

FISERV SECURITIES  INC
FAO 16520904
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    80.46%               80.46%


NFSC FEBO    279-102520
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                         15.46%               15.46%

BALANCED FUND CLASS B

FISERV SECURITIES  INC
FAO 16692957
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    98.90%               98.90%


BALANCED FUND CLASS C

FISERV SECURITIES  INC
FAO 16215895
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    75.79%               75.79%

NFSC FEBO A74-001996
DAVID L. BUMMINGS
3220 MADONNA DRIVE
EDGEWOOD KY 41017                                          22.07%               22.07%

BALANCED FUND INST CLASS

LINK & COMPANY
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           72.08%               52.62%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           27.40%               21.09%

BOND FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45898566
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    96.75%               96.75%


                                       30





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16953695
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    70.02%               70.02%


NATIONAL FINANCIAL
82 DEVONSHIRE ST
BOSTON  MA  02109
                                                            23.63%              23.63%

BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16259629
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.94%              99.94%

BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31550052
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     95.03%              95.03%

BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.77%              83.48%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             8.76%               6.57%

DISCIPLINED LARGE CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 31477014
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     84.44%              84.44%


NFSC FEBO    279-102512
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          13.90%              13.90%


DISCIPLINED LARGE CAP VALUE FUND CLASS B

FISERV SECURITIES INC.
FAO 45914825
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.27%              99.27%

DISCIPLINED LARGE CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 16795818
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     95.51%              95.51%

                                       31





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER
DISCIPLINED LARGE CAP VALUE FUND INST CL

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                      97.12%              92.26%


EQUITY INDEX FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16070963
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.96%              96.96%



EQUITY INDEX FUND CLASS A

NFSC FEBO    105-643289
FMT CO CUST IRA ROLLOVER
5068 HOWES LN
SAN JOSE  CA  951182126
                                                            41.49%              41.49%

FISERV SECURITIES  INC
FAO 31528037
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     36.71%              36.71%

EQUITY INDEX FUND CLASS B

FISERV SECURITIES  INC
FAO 16085139
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     93.13%              93.13%


NFSC FEBO    579-556882
FMT CO CUST IRA ROLLOVER
3945 OAKCREST CT SE
GRAND RAPIDS  MI  49546
                                                             6.33%               6.33%

EQUITY INDEX FUND CLASS C

FISERV SECURITIES  INC
FAO 30919758
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     57.12%              57.12%


NFSC FEBO    HDM-888109
NFS FMTC ROTH IRA
100 GOODRICH DRIVE
WETHERSFIELD  CT  06109
                                                            29.45%              29.45%

CIRCLE TRUST COMPANY CUSTODIAN
PAYCOR RETIREMENT PLANS
ONE STATION PLACE
METRO CENTER
STAMFORD  CT  06902                                          7.95%               7.95%

                                       32






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

EQUITY INDEX FUND INST CLASS

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210
                                                            49.65%              48.66%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            27.32%              24.04%

BANK OF NEW YORK
STEELCASE INC 401K PLAN AC 845206
ONE WALL STREET 12TH FLOOR
NEW YORK  NY  10286
                                                            11.43%              11.43%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            10.96%               9.43%

EQUITY INDEX FUND PFD SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%              99.00%

EQUITY INDEX FUND SELECT SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%             100.00%

EQUITY INDEX FUND TRUST SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%              98.00%

GOVERNMENT MONEY MARKET FUND CLASS A

FISERV SECURITIES  INC
FAO 44225640
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     79.48%              79.48%



FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            12.26%               0.00%

GOVERNMENT MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            94.96%              80.09%

                                       33





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

FISERV SECURITIES INC
FAO 45333619
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                      5.04%               5.04%

INST GOVT MONEY MKT FD PFD SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            62.00%              11.32%

FISERV SECURITIES INC
ATTN  CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     38.00%              38.00%

INST GOVT MONEY MKT FD SELECT SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.92%               0.00%

INST GOVT MONEY MKT FD TR SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%              93.14%


INST MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

INST MONEY MKT FD SELECT SHS

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 99.86%              99.86%

INST MONEY MKT FD TRUST SHS

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 99.82%              99.82%

INSTITUTIONAL GOVT MMKT INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            96.76%              30.41%

INSTITUTIONAL MMKT INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            55.25%              32.42%

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 41.53%              41.53%

                                       34





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

INTERMEDIATE BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 31532379
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     50.02%              50.02%


NFSC FEBO    279-102547
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          18.47%              18.47%

INTERMEDIATE BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16801541
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.61%              99.61%

INTERMEDIATE BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 16436750
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     76.77%              76.77%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                            16.27%              16.27%

INTERMEDIATE BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            87.88%              83.49%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             5.65%               5.20%

INTERMEDIATE MUNI BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.91%              95.91%

INTERMEDIATE MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16222971
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     74.37%              74.37%

INTERMEDIATE MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16231782
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.85%              98.85%

                                       35






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

INTERMEDIATE MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES INC
TRADE HOUSE ACCOUNT CLUB 53
2005 MARKET ST
ATTN  MUTUAL FUNDS
PHILADELPHIA  PA  191033212                                 97.61%              97.61%

INTERNATIONAL EQUITY FUND CLASS A

NFSC FEBO    279-102431
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          58.49%              58.49%


FISERV SECURITIES  INC
FAO 16213702
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     33.20%              33.20%


TRUSTLYNX & CO
ACCOUNT   00T08
PO BOX 173736
TRUSTLYNX

DENVER  CO  802173736                                        5.10%               5.10%


INTERNATIONAL EQUITY FUND CLASS B

FISERV SECURITIES INC.
FAO 16734684
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.26%              98.26%

INTERNATIONAL EQUITY FUND CLASS C

FISERV SECURITIES  INC
FAO 16807487
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     90.50%              90.50%

INTERNATIONAL EQUITY FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            86.78%              79.84%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            12.41%               8.81%


                                       36






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER
LARGE CAP CORE FUND CLASS A

FISERV SECURITIES  INC
FAO 45609972
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     40.24%              40.24%


NFSC FEBO    148-273252
FMT CO CUST IRA
7608 MONA LN
SAN DIEGO  CA  92130
                                                            19.18%              19.18%

LARGE CAP CORE FUND CLASS B

FISERV SECURITIES  INC
FAO 30894574
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.73%              99.73%

LARGE CAP CORE FUND CLASS C

FISERV SECURITIES  INC
FAO 30717604
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     80.80%              80.80%



JERRY W TODD
121 1/2  MAIN ST
FLUSHING  MI  48433
                                                            10.36%              10.36%

AMERITRADE INC FBO 8741715841
PO BOX 2226
OMAHA  NE  681032226
                                                             8.84%               8.84%

LARGE CAP CORE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.58%              86.89%

                                       37





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             7.13%               6.77%

SELECT STOCK FUND CLASS A

FISERV SECURITIES  INC
FAO 16707807
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     78.10%              78.10%


NFSC FEBO    279-102628
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          19.21%              19.21%



SELECT STOCK FUND CLASS B

FISERV SECURITIES  INC
FAO 31046208
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.17%              99.17%



SELECT STOCK FUND CLASS C

FISERV SECURITIES  INC
FAO 16706092
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.63%              96.63%

SELECT STOCK FUND INST CLASS

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            33.47%              33.13%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            22.53%              20.72%

LIFEMODEL AGGRESSIVE FUND CLASS A

FISERV SECURITIES  INC
FAO 31595753
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     53.95%              53.95%


NFSC FEBO    279-103802
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          45.57%              45.57%

LIFEMODEL AGGRESSIVE FUND CLASS B

FISERV SECURITIES  INC
FAO 30947148
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.02%              99.02%

                                       38






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

LIFEMODEL AGGRESSIVE FUND CLASS C

FISERV SECURITIES  INC
FAO 16308074
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.47%              97.47%

LIFEMODEL AGGRESSIVE FUND INSTITUTIONAL

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            74.58%              66.38%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            20.32%              19.31%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                           5.10%               5.10%

LIFEMODEL CONSERVATIVE FUND CLASS A

FISERV SECURITIES  INC
FAO 16716835
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     75.84%              75.84%


NFSC FEBO    279-103829
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          24.01%              24.01%

LIFEMODEL CONSERVATIVE FUND CLASS B

FISERV SECURITIES  INC
FAO 30793221
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

LIFEMODEL CONSERVATIVE FUND CLASS C

FISERV SECURITIES  INC
FAO 16658147
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.91%              99.91%

LIFEMODEL CONSERVATIVE FUND INST

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            88.67%              78.03%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                             9.12%               8.39%

                                       39





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

LIFEMODEL MODERATE FUND CLASS A

FISERV SECURITIES  INC
FAO 16321075
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     65.39%              65.39%


NFSC FEBO    279-103845
PREMIER TRUST FMTC
57 GERMANTOWN CT FL 4
LIFE     ATTN FUNDS MGMT
CORDOVA  TN  38018                                          34.51%              34.51%

LIFEMODEL MODERATE FUND CLASS B

FISERV SECURITIES  INC
FAO 30995281
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.86%              99.86%

LIFEMODEL MODERATE FUND CLASS C

FISERV SECURITIES  INC
FAO 16222117
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.35%              97.35%

LIFEMODEL MODERATE FUND INSTITUTIONAL

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            92.96%              79.94%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                             7.03%               5.62%

LIFEMODEL MODERATELY AGGRESSIVE FUND A

FISERV SECURITIES  INC
FAO 16047864
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     72.21%              72.21%


NFSC FEBO    AFY-185426
NFS FMTC IRA
10023 STATE RD 662
NEWBURGH  IN  47630
                                                            27.70%              27.70%

LIFEMODEL MODERATELY AGGRESSIVE FUND B

FISERV SECURITIES  INC
FAO 30740591
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.77%              99.77%

LIFEMODEL MODERATELY AGGRESSIVE FUND C

FISERV SECURITIES  INC
FAO 30833057
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.32%              99.32%

                                       40






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

LIFEMODEL MODERATELY AGGRESSIVE FUND I

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            81.32%              72.37%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            11.66%              11.19%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                           7.03%               7.03%

LIFEMODEL MODERATELY CONSERVATIVE FUND A

FISERV SECURITIES  INC
FAO 16898760
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     62.67%              62.67%


NFSC FEBO    279-103837
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          37.12%              37.12%

LIFEMODEL MODERATELY CONSERVATIVE FUND B

FISERV SECURITIES  INC
FAO 30910215
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.21%              99.21%

LIFEMODEL MODERATELY CONSERVATIVE FUND C

FISERV SECURITIES  INC
FAO 16290899
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

LIFEMODEL MODERATELY CONSERVATIVE FUND I

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            71.19%              64.07%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            16.47%              11.20%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                          12.34%              12.34%

                                       41





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MICHIGAN MUNI MONEY MKT FUND CLASS A

CHESTER HARVEY
PAULINE I HARVEY CO
2717 CEDAR GROVE CT
JENISON  MI  49428
                                                            31.17%              31.17%

FISERV SECURITIES  INC
FAO 31442147
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     26.88%              26.88%


MARGUERITE G NASOFF
MORTON NASOFF
2022 EASTERN DR
JACKSONVILLE  FL  32250
                                                            12.16%              12.16%

SUSAN J TORROLL
JOSEPH T TORROLL
466 EAST ST
0S

WINFIELD  IL  60190                                          9.97%               9.97%

C R WILSON
JOYCE L WILSON
9890 PARMALEE RD
MIDDLEVILLE  MI  49333
                                                             9.71%               9.71%

KATHY MONENDO
3017 FERDON
KALAMAZOO  MI  49008

                                                             6.02%               6.02%

MICHIGAN MUNI MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            58.01%              55.70%

FISERV SECURITIES INC
ATTN  CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     41.99%              41.99%

MICHIGAN MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 31387867
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     77.82%              77.82%


NORTHERN TRUST CO
RICHARD U LIGHT IRREV S TR
PO BOX 92956
CHICAGO  IL  60675
                                                            13.58%              13.58%

                                       42





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MICHIGAN MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 30932651
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     92.98%              92.98%

MICHIGAN MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31399182
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     90.06%              90.06%


DOUGLAS E GETTEL AND
JUDITH L GETTEL JTTEN
266 ELM ST
BIRMINGHAM  MI  48009
                                                             6.69%               6.69%

MICHIGAN MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.49%              95.50%

MICRO CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45431969
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     37.86%              37.86%



PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998
                                                            10.68%              10.68%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NY       NY 10041  999
                                                             8.21%               8.21%

MAUREEN K WOLFSON
EQUITABLE LIFE FOR SEP IRA
200 PLAZA DR
ACCT 65 ON BEHALF OF VARIOUS
SECAUCUS  NJ  07094                                          5.84%               5.84%

MICRO CAP VALUE FUND CLASS A

NFSC FEBO    X07-397300
STARGAGE PARTNERSHIP SP
40 RUE DE MARCHE
BANK OF AMERICA
SWITZERLAND  205                                            65.29%              65.29%


FISERV SECURITIES  INC
FAO 16309276
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     26.00%              26.00%

                                       43





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MICRO CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16447923
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.31%              97.31%

MICRO CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 44476775
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     58.83%              58.83%


FIRST CLEARING  LLC
A C 1243-2782
2240 UNIVERSITY DR
FCC AS CUSTODIAN
NAPERVILLE  IL  605653488                                   14.95%              14.95%


NFSC FEBO    0WJ-004820
BRISTOL LODGE - MASONS
35 HUNTLEY ROAD
N ATTLEBORO  MA  02760
                                                             6.52%               6.52%

MICRO CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            53.36%              50.69%

NFSC FEBO    106-060410
FMT CO CUST IRA
1 CHAPARRAL HL
BOERNE  TX  78006
                                                            11.85%              11.85%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ 07303-9998  189
                                                             9.48%               9.48%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             8.04%               6.19%

MID CAP GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45427038
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.36%              96.36%

MID CAP GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16214240
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     65.64%              65.64%

                                       44





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER


NFSC

FMT CO
82 DEVONSHIRE ST
BOSTON  MA  02109
                                                            28.06%              28.06%

MID CAP GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 45827357
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.26%              98.26%

MID CAP GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 16670719
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     74.78%              74.78%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                            19.47%              19.47%

MID CAP GROWTH FUND INST CLASS

TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            73.03%              68.65%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            25.10%              23.85%

MULTI CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16501137
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     26.97%              26.97%


DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998
                                                            16.27%              16.27%


SAXON & CO
PO BOX 7780-1888
ATTN  OEMF
PHILADELPHIA  PA  19182                                      6.95%               6.95%

MULTI CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 44458088
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     89.17%              89.17%


NFSC FEBO    113-865834
FMTC CUSTODIAN-IRA ROTH BDA
2435 OLD STONE CT APT 3
TOLEDO  OH  43614
                                                             9.21%               9.21%

                                       45





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MULTI CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16192766
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.30%              99.30%

MULTI CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 16025428
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     87.03%              87.03%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                             9.54%               9.54%

MULTI CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            93.90%              89.21%

MUN MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

MUN MONEY MKT FD SELECT SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

MUN MONEY MKT FD TR SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

MUNICIPAL BOND FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16064085
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 45812737
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     87.26%              87.26%

MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 45224795
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.43%              97.43%

                                       46





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31463111
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.79%              97.80%

MUNICIPAL MONEY MARKET FUND CLASS A

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 95.69%              95.69%

MUNICIPAL MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            94.07%              82.94%

OHIO MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16252661
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.76%              99.76%

OHIO MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 45922934
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

OHIO MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 16360929
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.47%              97.47%

OHIO MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.33%              94.36%

PRIME MONEY MARKET FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16071062
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.86%              99.86%

PRIME MONEY MARKET FUND CLASS A

FISERV SECURITIES  INC
FAO 31626518
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.71%              99.71%

                                       47





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

PRIME MONEY MARKET FUND CLASS B

FISERV SECURITIES  INC
FAO 16185718
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.24%              99.24%

PRIME MONEY MARKET FUND CLASS C

FISERV SECURITIES  INC
FAO 45838148
2005 MARKET STREET  SUITE 1200
ONE COMMERECE SQUARE
PHILADELPHIA  PA  19103                                     89.02%              89.02%

CIRCLE TRUST COMPANY CUSTODIAN
PAYCOR RETIREMENT PLANS
ONE STATION PLACE
METRO CENTER
STAMFORD  CT  06902                                          8.86%               8.86%

PRIME MONEY MARKET FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD1090F2
CINCINNATI  OH  45263
                                                            79.81%              49.17%

OLD KENT BANK
OLD KENT CAPTIAL PRESERVATION FUND
4420 44TH ST
ATTN TRUST SECURITIES
GRAND RAPIDS  MI  49512                                     11.12%              11.12%

QUALITY GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16074819
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     94.97%              94.97%

QUALITY GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16103893
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     66.92%              66.92%


NFSC FEBO    BCC-070386
NANCY W EVANS
3029 EDGE MAR DR
EDGEWOOD  KY  41017
                                                            10.59%              10.59%

QUALITY GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 16390257
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.25%              99.25%

QUALITY GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 16982513
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     77.72%              77.72%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                            10.29%              10.29%

                                       48





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

QUALITY GROWTH FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            66.79%              62.78%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                       31.04%              27.63%


SHORT TERM BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 45817103
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     85.62%              85.62%


NFSC FEBO    AFY-192520
NFS FMTC ROLLOVER IRA
7610 MONTANA ST
MERRILLVILLE  IN  46410
                                                             7.83%               7.83%


SHORT TERM BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 44209621
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     69.45%              69.45%



BISYS FUND SERVICES OHIO INC
60 STATE ST
BOSTON  MA  02109
                                                            30.55%              30.55%

SHORT TERM BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            70.23%              66.72%

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210
                                                            18.11%              18.11%

BANK OF NEW YORK
STEELCASE INC 401K PLAN AC 845207
ONE WALL STREET 12TH FLOOR
NEW YORK  NY  10286
                                                             8.83%               8.83%

                                       49





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

SMALL CAP GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16073952
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.85%              96.85%

SMALL CAP GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16543203
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     35.70%              35.70%


NFSC FEBO    Z03-365629
JOHN        V         WYATT
23 MCKINNEY RD
U A 07 11 02
WEAVERVILLE  NC  28787                                      30.38%              30.38%

SMALL CAP GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 16215249
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     92.78%              92.78%


NFSC FEBO    AFY-130516
NFS FMTC ROLLOVER IRA
3574 W LAKESHORE DR
CROWN POINT  IN  46307
                                                             5.67%               5.67%

SMALL CAP GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 31323719
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     94.80%              94.80%

SMALL CAP GROWTH FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            69.41%              66.64%

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210
                                                            22.76%              22.76%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             5.64%               5.59%


SMALL CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16344029
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     95.05%              95.05%

                                       50





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

SMALL CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 16519458
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     94.68%              94.68%

SMALL CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16982607
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.26%              99.26%

SMALL CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 44659497
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.91%              99.91%

SMALL CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            98.13%              92.24%

STRATEGIC INCOME FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45429457
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     36.00%              36.00%


DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998
                                                            17.45%              17.45%

NFSC FEBO    579-658200
FMT CO CUST IRA
357 BROCKINTON DR
ST SIMONS IS  GA  31522
                                                             6.50%               6.50%

STRATEGIC INCOME FUND CLASS C

FISERV SECURITIES  INC
FAO 30949072
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.70%              97.70%

                                       51





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

STRATEGIC INCOME FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.49%              86.80%

TECHNOLOGY FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16798341
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.15%              98.15%

TECHNOLOGY FUND CLASS A

FISERV SECURITIES  INC
FAO 16224606
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     74.74%              74.74%


NFSC FEBO    279-102415
FIRST MERCHANTILE TRUST FIFTH
57 GERMANTOWN CT 4TH FL
ATTN  FUNDS MANAGMENT
CORDOVA  TN  38018                                          16.37%              16.37%

TECHNOLOGY FUND CLASS B

FISERV SECURITIES  INC
FAO 16687673
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     84.88%              84.88%


JANNEY MONTGOMERY SCOTT LLC
A C 7985-3884
1801 MARKET STREET
PHILADELPHIA  PA  191031675
                                                             5.65%               5.65%

NFSC FEBO    X67-207802
RICHARD G FAGIN
3417 BEVERLY DR
DALLAS  TX  75205
                                                             5.57%               5.57%

TECHNOLOGY FUND CLASS C

SOUTHWEST SECURITIES INC FBO
ALDRICH SMRSTIK
PO BOX 509002
AS SEP IRA  CUSTODIAN
DALLAS  TX  75250                                           48.06%              48.06%


FISERV SECURITIES  INC
FAO 16708086
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     28.63%              28.63%

                                       52





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER


NFSC FEBO    301-796921
FMT CO CUST IRA ROLLOVER
8 HARDY ST APT 4
SALEM  MA  01970
                                                            11.01%              11.01%

NATIONAL INVESTOR SERVICES FBO
820-95299-19
55 WATER STREET 32ND FLOOR
NY  NY  10041
                                                             6.45%               6.45%

TECHNOLOGY FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            54.99%              50.59%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            41.39%              40.56%

US GOVERNMENT BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 30740459
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     93.70%              93.70%


NFSC FEBO    279-102563
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                           5.81%              5.81%

US GOVERNMENT BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 30781195
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     88.01%              88.01%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                             8.44%               8.44%

US GOVERNMENT BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            71.80%              64.62%


FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            26.59%              22.60%

                                       53





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

US TREAS MONEY MKT FD PFD SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            84.98%               8.81%

BISYS FUND SERVICES
3435 STELZER RD
ATTN INSTITUTIONAL SERVICES GROUP
COLUMBUS  OH  43219                                         10.70%              10.70%

US TREAS MONEY MKT FD SELECT SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.99%               0.00%

US TREAS MONEY MKT FD TR SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.86%              45.45%

LEHIGH
1620 POND RD
C/O THE TRUST COMPANY OF LEHIGH VALLEY
ALLENTOWN  PA  18104                                        10.14%              10.14%

US TREASURY MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            94.33%              23.99%





TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

Each of the Trust, Fifth Third Asset Management, Inc., Chartwell and Morgan Stanley Investment Management Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORS TO THE TRUST

Fifth Third Asset Management, Inc. ("FTAM") serves as investment advisor to all Funds. It provides investment advisory services through its Trust and Investment Division. FTAM is an indirect wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management, Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management, Inc.'s or any affiliate's lending relationship with an issuer.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The investment advisory agreements (the "Agreements") with Fifth Third Asset Management, Inc. were formally considered by the Board of Trustees at a meeting held on September 16, 2003, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreements, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management, Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management, Inc. has soft dollar arrangements by which brokers provide research and other services to Fifth Third Asset Management, Inc. in return for allocating brokerage commissions to such brokers. In addition to these arrangements, the Board also considered the costs and benefits to affiliates of Fifth Third Asset Management, Inc. such as costs and benefits associated with the Bank's duties as custodian to the Trust. Also considered was the business reputation and financial resources of Fifth Third Asset Management, Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreements and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

With respect to the Small Cap Value Fund, the LifeModel Funds, the Equity Index Fund, the Institutional Money Market Fund, the Institutional Government Money Market Fund, the U.S. Treasury Money Market Fund and the Municipal Money Market Fund, under the terms of each of the Expense Limitation Agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by the Funds only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation.

Under certain circumstances the Advisor may use its own funds to compensate broker-dealers, financial institutions, and other intermediaries who sell shares of the Funds as an incentive for such sales. Such amounts will be based on a percentage of the shares sold and/or assets under management.

ADVISORY FEES

For advisory services, the Advisor receives annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                                  YEAR ENDED        AMOUNT       YEAR ENDED      AMOUNT      YEAR ENDED       AMOUNT
   FUND NAME                     JULY 31, 2003   WAIVED- 2003  JULY 31, 2002  WAIVED- 2002  JULY 31, 2001  WAIVED-2001
Small Cap Growth Fund                 $2,948         --            $4,601          --         $3,147(*)        --

Mid Cap Growth Fund                   2,479          --             2,380          --          2,293           --

Quality Growth Fund                   7,062          --             8,270          --          8,897           --

Large Cap Core Fund                   2,440          --             3,448          --          2,540 (*)       --

Equity Index Fund                     1,752         $292            2,356         $393         1,523 (*)       $254 (*)

Balanced Fund                         2,200          --             2,658          --          2,588           --

Micro Cap Value Fund                  968            --             361            --          287(**)         --

Small Cap Value Fund                  150(*****)     --             --             --          --              --

Multi Cap Value Fund                  1,661          --             602            --          553(**)         --

Disciplined Large Cap Value Fund      1,847          --             843            --          906             --

Fifth Third LifeModel
     Aggressive FundSM                27             22             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Moderately Aggressive FundSM     64             51             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Moderate FundSM                  70             56             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Moderately Conservative FundSM   44             35             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Conservative FundSM              27             21             N/A            N/A         N/A             N/A

Strategic Income Fund                 856            --             251            --          375 (**)        --

Select Stock Fund(****)               191            --             325            --          596             79


                                       56

Technology Fund                       268            --             406            --          604             --

International Equity Fund             1,515          --             1,584          --          1,896           --

Bond Fund(***)                        2,291          --             2,480          --          1,013(*)        --

Intermediate Bond Fund(***)           4,567          --             4,407          --          2,220(*)        --

Short Term Bond Fund                  2,196          --             1,349          --          609 (*)         --


U.S. Government Bond Fund             397            79             326            78          275             73

Municipal Bond Fund                   512            --             644            --          411 (*)         --

Intermediate Municipal Bond
               Fund(***)              1,844          --             1,803          --          728 (*)         --


Ohio Municipal Bond Fund              1,076          --             1,036          --          991             --


Michigan Municipal Bond Fund          535            --             405            --          234 (*)         --

Prime Money Market Fund               8,545          --             7,762          --          3,680           129

Government Money Market Fund          1,829          --             2,047          --          1,956           --

Michigan Municipal Money
                    Market Fund       1,005          --             1,170          --          708(*)          --

Municipal Money Market Fund           1,313         $919            1,342          1,162       902             811

Institutional Money Market Fund       2,277         $1,707          527            395         144 (*)         109 (*)

Institutional Government Money
                    Market Fund       2,258         $847            1,896          711         975 (*)         366(*)

U.S. Treasury Money Market Fund       5,582         $2,093          4,422          1,658       4,032           1,512


* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**   For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Investment Advisor for the period ended July 31, 2001 and by the former Investment Advisor for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Figures reflect fees received by the former advisor, Heartland Capital
     Management, Inc.

***** Reflects period from April 1, 2003 (date of Commencement of operations) to
      July 31, 2003.

The investment advisory fee of the Ohio Tax Exempt Money Market Fund, as a percentage of net assets, are as follows:

      Fifth Third Ohio Tax Exempt Money Market Fund                      0.40%

SUB-ADVISORS

Morgan Stanley is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management, Inc. and Morgan Stanley.

Chartwell is the sub-advisor to the Small Cap Value Fund under the terms of a Sub-Advisory Agreement between Fifth Third Asset Management, Inc. and Chartwell. The Advisor has appointed Chartwell to manage a portion of the assets of the Small Cap Value Fund.

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS - INTERNATIONAL EQUITY FUND AND SMALL CAP VALUE FUND. Each investment sub-advisory agreement with Fifth Third Asset Management, Inc. was formally considered by the Board of Trustees at a meeting held on September 16, 2003, which included detailed discussions. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to each Fund under each investment sub-advisory agreement, including each sub-advisor's investment philosophy, process and history, as well as diversification of risk limitations and techniques, (2) each Fund's investment performance and expenses under each investment sub-advisory agreement, (3) information comparing each Fund's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of each sub-advisor with respect to each Fund. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each Fund to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals. Also considered was the business reputation and financial resources of each sub-advisor.

Based on its review, the Board of Trustees approved each investment sub-advisory agreement and determined the compensation payable under each such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of each sub-advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

SUB-ADVISORY FEES

For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the years ended July 31, 2003, July 31, 2002, and July 31, 2001, Morgan Stanley earned fees from the International Equity Fund of $681,603, $712,646, and $853,315, respectively.

For its sub-advisory services, Chartwell receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the period from April 1, 2003 (commencement of operations) through July 31, 2003, Chartwell earned fees from the Small Cap Value Fund of $61,903.

ADMINISTRATIVE SERVICES

Fifth Third Bank provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                         YEAR ENDED      AMOUNT       YEAR ENDED        AMOUNT         YEAR ENDED       AMOUNT
   FUND NAME            JULY 31, 2003  WAIVED- 2003  JULY 31, 2002   WAIVED- 2002    JULY 31, 2001+   WAIVED-2001+

Small Cap Growth Fund     $  730           --         $1,154             --              $812(*)          --

Mid Cap Growth Fund          537           --            400            $81               470           $108

Quality Growth Fund         1,531          --          1,374             --             1,746             --

Large Cap Core Fund          604           --            865             --               656(*)           5(*)

Equity Index Fund          1,012        $ 380          1,378            510               918(*)         340(*)

Balanced Fund                477           52            441            115               549            195

Micro Cap Value Fund         168           --             63             --                10(**)         --

Small Cap Value Fund          29(****)     --             --             --                --             --

Multi Cap Value Fund         288           --            104             --                21(**)         --

Disciplined Large Cap
       Value Fund            400           47            138             32               188             62

LifeModel Aggressive          41           --             --             --                --             --

LifeModel Moderately
       Aggressive             79           --             --             --                --             --

LifeModel Moderate            85           --             --             --                --             --

LifeModel Moderately
       Conservative           57           --             --             --                --             --

LifeModel Conservative        37           --             --             --                --             --

Strategic Income Fund        148           --             43             --                12(**)         --

Select Stock Fund             41           --             50             --               137             14

Technology Fund               47           --             52             --               103             --

International Equity Fund    263           --            210             --               346             --


                                       59

Bond Fund(***)               662         153           722              138              305(*)          --

Intermediate Bond
        Fund(***)           1,440         83         1,403              114              728(*)           6(*)

Short Term Bond Fund         762          --           473               --              220(*)          --

U.S. Government
     Bond Fund               125          79            79               12               88             51

Municipal Bond Fund          161          --           205               --              135(*)          --

Intermediate Municipal
       Bond Fund(***)        581          84           583              105              263(*)          --

Ohio Municipal Bond Fund     339         156           248               99              286            106

Michigan Municipal
     Bond Fund               206          --           158               --               94(*)          --

Prime Money Market Fund     3,704      1,709         2,823               --            1,534            809

Government Money
       Market Fund           793         222           679              214              755            233

Michigan Municipal Money
Market Fund                  436         163           513              190              319(*)         115(*)

Municipal Money
       Market Fund           455          40           356               --              311             --

Institutional Money
   Market Fund               987         398           229              117               65(*)          41(*)

Institutional Government
   Money Market Fund         979         254           832              255              439(*)         166(*)

U.S. Treasury Money
       Market Fund         2,419       1,395         1,477              852            1,743          1,007


+ The figures reflect fees received by the current Administrator and the former Administrator, BISYS Fund Services Limited Partnership, for the year ended July 31, 2001 and by the former Administrator only for the year ended July 31, 2000.

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**   For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Administrator for the period ended July 31, 2001 and by the former Administrator for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from Fifth Third Bank.

CUSTODY OF FUND ASSETS

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, those fees were approximately $1,327,844 , $989,000 and $487,000, respectively.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                                      YEAR ENDED                   YEAR ENDED                YEAR ENDED
             FUND NAME               JULY 31, 2003               JULY 31, 2002              JULY 31, 2001

Small Cap Growth Fund                   $ 134                       $ 134                   $ 28 (**)

Mid Cap Growth Fund                      141                          75                      84

Quality Growth Fund                      427                          201                    275

Large Cap Core Fund                      111                          101                     31 (**)

Equity Index Fund                        186                          158                     64 (**)

Balanced Fund                            145                          81                      99

Micro Cap Value Fund                      86                          26                       1 (*)

Small Cap Value Fund                      13(***)                     --                      --

Multi Cap Value Fund                     123                          31                       3 (*)

Disciplined Large Cap Value Fund          93                          35                      41

LifeModel Aggressive                      29                          --                      --

LifeModel Moderately
       Aggressive                         39                          --                      --

LifeModel Moderate                        40                          --                      --

LifeModel Moderately
       Conservative                       34                          --                      --

LifeModel Conservative                    30                          --                      --

Strategic Income Fund                     49                          15                       2 (*)

Select Stock Fund                         43                          24                      46

Technology Fund                           46                          29                      28

International Equity Fund                 58                          47                      74


                                       61

Bond Fund                                132                          101                      0 (**)

Intermediate Bond Fund                   237                          163                     14 (**)

Short Term Bond Fund                     115                          54                       4 (**)

U.S. Government Bond Fund                 34                          22                      26

Municipal Bond Fund                       47                          42                       0 (**)

Intermediate Municipal Bond Fund          94                          81                       0 (**)

Ohio Municipal Bond Fund                  72                          50                      51

Michigan Municipal Bond Fund              45                          33                       0 (**)

Prime Money Market Fund                  561                          367                    173

Government Money Market Fund             134                          94                     117

Michigan Municipal Money Market Fund      63                          55                       0 (**)

Municipal Money Market Fund               77                          52                      46

Institutional Money Market Fund          138                          25                       0 (**)

Institutional Government Money
     Market Fund                         132                          81                       1 (**)

U.S. Treasury Money Market Fund          346                          193                    192


*    Reflects the fiscal year ended December 31, 2001.

**   Reflects the period from January 1, 2001 through December 31, 2001.

*** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

BISYS Fund Services Ohio, Inc. serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account- based fee.

FUND ACCOUNTING

Fifth Third Bank serves as fund accountant for the Funds. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the funds for the years ended July 31, 2003, July 31, 2002 and July 31, 2001.

                                               YEAR ENDED JULY 31,
                                        2003            2002           2001

Small Cap Growth Fund                 $ 139           $ 167         $  69 ^
Mid Cap Growth Fund                     106              81            74
Quality Growth Fund                     212             176           168
Large Cap Core Fund                     116             135            90 ^
Equity Index  Fund                      187             197            87 ^
Balanced Fund                           107              92            89
Micro Cap Value Fund                     84              43 **          5 *
Small Cap Value Fund(***)                23              --            --
Multi Cap Value Fund                     86              43 **          5 *
Disciplined Large Cap Value Fund         82              49            51
LifeModel Aggressive                     60              --            --
LifeModel Moderately Aggressive          60              --            --
LifeModel Moderate                       60              --            --
LifeModel Moderately Conservative        60              --            --
LifeModel Conservative                   60              --            --
Strategic Income Fund                    56              32 **          5 *
Select Stock Fund                        59              48            60
Technology  Fund                         68              56            55
International Equity Fund               143              84           149
Bond Fund                               136             125            86
Intermediate Bond Fund                  208             182           115
Short Term Bond Fund                    116              69            22 ^
U.S. Government Bond Fund                50              44            49
Municipal Bond Fund                      81              69            17 ^
Intermediate Municipal Bond Fund        127             113            79
Ohio Municipal Bond Fund                 80              63            60
Michigan Municipal Bond Fund             77              61            13 ^
Prime Money Market Fund                 372             268           248

Government Money Market Fund            109              91            75
Michigan Municipal Money
     Market Fund                         73              71            30 ^
Municipal Money Market Fund              75              54            61
Institutional Money Market Fund         118              30             7 ^
Institutional Government Money
     Market Fund                        119              96            39 ^
U.S. Treasury Money Market Fund         232             152           165

*    Represents the fiscal year ended December 31, 2001.

** Represents the period from January 1, 2002 through July 31, 2002. Funds changed fiscal year end from December 31 to January 31.

*** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

^ Represents the period from January 1, 2001 through July 31, 2001. Funds changed fiscal year end from December 31 to January 31.

LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor, Morgan Stanley and Chartwell look for prompt execution of the order at a favorable price. In working with dealers, the Advisor, Morgan Stanley and Chartwell will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor, Morgan Stanley and Chartwell make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor, Morgan Stanley and Chartwell may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor, Morgan Stanley and Chartwell and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor, Morgan Stanley and Chartwell and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:

                            BROKERAGE                          BROKERAGE                            BROKERAGE
                           COMMISSIONS                        COMMISSIONS                          COMMISSIONS
                           IN EXCHANGE        TOTAL           IN EXCHANGE           TOTAL          IN EXCHANGE          TOTAL
                           FOR BROKERAGE    BROKERAGE         FOR BROKERAGE       BROKERAGE       FOR BROKERAGE       BROKERAGE
                           AND RESEARCH    COMMISSIONS        AND RESEARCH       COMMISSIONS       AND RESEARCH      COMMISSIONS
                             SERVICES          PAID             SERVICES             PAID            SERVICES            PAID
                          JULY 31, 2003   JULY 31, 2003       JULY 31, 2002     JULY 31, 2002      JULY 31, 2001    JULY 31, 2001

Small Cap Growth Fund       $1,459,578    $1,688,210             $626,974        $780,393                 --          $364,593

Mid Cap Growth Fund            331,396       449,403              339,410         339,410           $32,822            157,457


                                       63

Quality Growth Fund            447,708       602,948              895,454         895,454             45,160          520,588

Large Cap Core Fund            407,146       671,603              267,933         267,933                 --          134,244

Equity Index Fund               52,370       124,667              243,705         262,882                 --           94,205

Balanced Fund                  317,393       411,162              339,509         339,509             15,432          157,034

Micro Cap Value Fund           374,688       380,552                   --         150,321                 --               --

Small Cap Value(*)              58,700       274,309                   --              --                 --               --

Multi Cap Value Fund           180,613       355,078                   --         296,232                 --               --

Disciplined Large Cap
     Value Fund                741,017     1,105,453               74,766          74,766             11,386           41,173

Strategic Income Fund           63,055       199,719                   --          92,477                 --               --

Select Stock Fund                   --        55,734              101,597         101,597            192,514          283,694

Technology Fund                355,751       679,273              193,544         193,544             13,985           49,925

International Equity Fund       94,407       107,394                               44,743                 --               --

Bond Fund                           --        10,441                               14,863                 --               --

Intermediate Bond Fund              --        11,094                               97,361                 --               --

Short Term Bond Fund                --            --                                2,133                 --               --

U.S. Government Bond Fund           --         1,969                7,779           7,779                535              710

Municipal Bond Fund                 --            --                3,750           3,750                 --               --

Ohio Municipal Bond Fund            --            --                               13,554                 --               --

Institutional Money Market Fund     --            --                                   --                 --               --

U.S. Treasury Money Market Fund     --            --                                1,563                 --               --



* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

For the period from January 1, 2001 through July 31, 2002, the following Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Micro Cap Value Fund, $107,015; Multi Cap Value Fund, $180,646; Strategic Income Fund, $63,484. For the fiscal year ended December 31, 2001, the following Funds paid brokerage commissions to Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; and Strategic Income Fund, $74,219. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc. For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions:
$283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.

Research services provided by brokers may be used by the Advisor, Morgan Stanley and Chartwell in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor, Morgan Stanley and Chartwell or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor, Morgan Stanley and Chartwell in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, Morgan Stanley and Chartwell and does not reduce the advisory fees payable to the Advisor, Morgan Stanley or Chartwell. Such information may be useful to the Advisor, Morgan Stanley or Chartwell in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor, Morgan Stanley or Chartwell in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, Morgan Stanley and Chartwell, the Advisor, Morgan Stanley and Chartwell may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor, Morgan Stanley and Chartwell are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor, Morgan Stanley and Chartwell to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2003, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:

(Amount in thousands)


                    SECURITIES OF THE FUNDS' BROKERS/DEALERS

      FUND                              SECURITY                   PRINCIPAL/SHARES    MARKET VALUE
      ----                              --------                   ----------------    ------------

Mid Cap Growth Fund                     A.G. Edwards, Inc.            92                3,403
                                        Fiserv, Inc.                  319               12,454

Quality Growth Fund                     Bank of New York Co., Inc.    1,253             37,740

Large Cap Core Fund                     Bank of America Corp.         37                3,067
                                        Bank of New York Co., Inc.    20                599
                                        Fifth Third Bancorp           11                611
                                        Fiserv, Inc.                  7                 254
                                        J.P. Morgan Chase & Co.       52                1,837
                                        Morgan Stanley Dean Witter
                                        & Co.                         40                1,890

Equity Index Fund                       Bank of America Corp.         99                8,183
                                        Bank of New York Co., Inc.    51                1,527
                                        Charles Schwab Corp.          89                926
                                        Citigroup, Inc.               342               15,303
                                        Fifth Third Bancorp           38                2,102
                                        Fiserv, Inc.                  13                494
                                        Goldman Sachs Group, Inc.     32                2,754
                                        Morgan Stanley Dean Witter
                                          & Co.                       72                3,408
                                        Prudential Financial, Inc.    38                1,334

Balanced Fund                           A.G. Edwards, Inc.            120               4,433
                                        Citigroup, Inc.               6,549             11,553
                                        Goldman Sachs Group, Inc.     1,500             1,635
                                        J.P. Morgan Chase & Co.       3,021             3,008
                                        Lehman Brothers               5,838             6,465
                                        Morgan Stanley Dean Witter
                                          & Co.                       800               787

Small Cap Value Fund                    A.G. Edwards, Inc.            9                 333

Multi Cap Value Fund                    Charles Schwab Corp.          305               3,175
                                        J.P. Morgan Chase & Co.       85                2,979
                                        UBS Investment Bank           26,742            26,742
                                        U.S. Bancorp                  80                1,962

Disciplined Large Cap Value Fund        J.P. Morgan Chase & Co.       369               12,933

Strategic Income Fund                   Citigroup, Inc.               670               5,065
                                        Bear Stearns Co., Inc.        1,059             2,433
                                        Credit Suisse First Boston    250               269
                                        Goldman Sachs Group, Inc.     1,250             947
                                        Lehman Brothers               504               542
                                        Morgan Stanley Dean Witter
                                          & Co.                       74                1,890
                                        ABN AMRO                      60                1,394

Select Stock Fund                       Fiserv, Inc.                  12                460
                                        Goldman Sachs Group, Inc.     10                868

International Equity Fund               Deutsche Bank                 7                 478
                                        Barclays                      148               1,115
                                        ABN AMRO                      39                751
                                        UBS Investment Bank           32                1,854
                                        Societe General               5                 426

Bond Fund                               Societe General               5,400             5,397
                                        UBS Investment Bank           14,300            14,296
                                        Bank of America               2,000             2,306
                                        Bear Stearns Co., Inc.        3,000             3,240
                                        Citigroup, Inc.               2,000             2,261
                                        Lehman Brothers               6,577             7,247
                                        Morgan Stanley Dean Witter
                                        & Co.                         2,700             2,655

Intermediate Bond Fund                  Societe General               29,450            29,434
                                        ABN AMRO                      7,300             8,258
                                        Bank of America               15,000            17,291
                                        J.P. Morgan Chase & Co.       8,060             8,052
                                        Citigroup, Inc.               17,500            19,390
                                        Credit Suisse Group           6,000             6,467
                                        Goldman Sachs Group, Inc.     21,000            20,404
                                        Lehman Brothers               8,600             9,700
                                        Morgan Stanley Dean Witter
                                          & Co.                       26,000            25,818
                                        Salomon Smith Barney          5,000             5,600




                                       65

Short Term Bond Fund                    ABN AMRO                      5,000               5,661
                                        Bank of America               5,000               5,019
                                        Bank of New York              9,500               9,431
                                        J.P. Morgan Chase & Co.       15,000              14,924
                                        Citigroup, Inc.               9,500               9,584

Prime Money Market Fund                 Barclays                      45,000              44,974
                                        ABN AMRO                      25,000              24,982
                                        Goldman Sachs Group, Inc.     65,000              64,979
                                        Societe General               45,000              44,968
                                        Bank of America               23,593              24,442
                                        Bank of New York              55,000              54,996
                                        Citigroup, Inc.               8,202               8,377
                                        Credit Suisse Group           43,840              43,869
                                        Deutsche Bank                 35,203              35,699
                                        Merrill Lynch & Co.           90,000              91,655
                                        Morgan Stanley Dean Witter
                                        & Co.                         42,000              42,358
                                        State Street                  31,356              31,356
                                        UBS Investment Bank           155,000             155,000

Institutional Money Market Fund         Credit Suisse Group           25,550              25,547
                                        Goldman Sachs Group, Inc.     20,000              20,002
                                        Societe General               10,000              9,998
                                        UBS Investment Bank           58,319              58,306
                                        Bank of America               14,673              15,148
                                        Bank of New York              15,500              15,499
                                        Merrill Lynch & Co.           25,130              25,714
                                        Morgan Stanley Dean Witter
                                        & Co.                         6,020               6,027
                                        State Street                  18,740              18,740

Institutional Government Money
Market Fund                             State Street                  30,234              30,234
                                        UBS Investment Bank           110,000             110,000

U.S. Treasury Money Market Fund         AMN AMRO                      75,000              75,000
                                        Barclays                      160,000             160,000
                                        Bear Stearns                  75,000              75,000
                                        Credit Suisse Group           85,000              85,000
                                        Deutsche Bank                 150,000             150,000
                                        Societe General               100,000             100,000
                                        State Street                  29,519              29,519
                                        UBS Investment Bank           240,000             240,001




Brokerage commissions paid by the Funds in secondary trading are as follows:


                                                     FISCAL YEAR ENDED      FISCAL YEAR ENDED        FISCAL YEAR ENDED
FUND NAME                                            JULY 31, 2003             JULY 31, 2002            JULY 31, 2001
---------                                            -------------             -------------            -------------
Small Cap Growth Fund                                $1,688,210                  $780,393               $364,593U.S.

Mid Cap Growth Fund                                     449,403                   258,493                157,457

Select Stock Fund                                        55,734                    99,493                 283,694

Quality Growth Fund                                     602,948                   858,737                520,588

Large Cap Core Fund                                     671,603                   217,908                134,244

Equity Index Fund                                       124,667                   262,882                 94,205

Balanced Fund                                           411,162                   287,284                157,034

Micro Cap Value Fund                                    380,552                   150,321                     --

Multi Cap Value Fund                                    355,078                   296,232                     --

Small Cap Value Fund*                                   274,309                        --                     --


Disciplined Large Cap Value Fund                      1,105,453                    65,418                 41,173

Strategic Income Fund                                   199,719                    92,477                     --

Technology Fund                                         679,273                   176,610                 49,925

International Equity Fund                                69,693                    44,743                 79,097

Bond Fund                                                10,441                    14,863                      --


                                       66

Intermediate Bond Fund                                  11,094                     33,266                      --

Short Term Bond Fund                                        --                      2,133                      --

Government Bond Fund                                     1,969                        219                     710

Ohio Municipal Bond Fund                                    --                        N/A                     N/A

Prime Money Market Fund                                     --                        N/A                     450

Government Money Market Fund                                --                        N/A                     N/A

Municipal Money Market Fund                                 --                        N/A                     N/A

Institutional Money Market Fund                             --                         --                      --

U.S. Treasury Money Market Fund                             --                      1,563                     N/A



* Reflects the period from April 1, 2003 (date of commencement of operations) to July, 31 2003.


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts:
Select Shares - up to 0.08%, Preferred Shares - up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN

With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution. For the fiscal year ended July 31, 2003, the Distributor received $518,704.

Pursuant to the Plan, with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the Distributor received $2,905,308.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the Distributor received $999,426.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the distributor received $441,016 pursuant to the Plan.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Funds paid $147,433, $76,768 and $70,000, respectively, to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES

An investor may purchase Class A Shares of the Trust at net asset value (i.e., without a sales charge) with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund ("Eligible Unaffiliated Shares") if the redemption of Eligible Unaffiliated Shares and the purchase of Class A Shares of the Trust are made through the same financial institution. Where Eligible Unaffiliated Shares were purchased or redeemed subject to a sales charge, such purchase at net asset values may be made regardless of the period during which the Eligible Unaffiliated Shares were held. Where Eligible Unaffiliated Shares were not purchased or redeemed subject to a sales charge, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Class A Shares at net asset value. In all cases, the purchase must be made within 60 days of the redemption of the Eligible Unaffiliated Shares, and the Trust must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:

-------------------------------- ----------------------------- ----------------------------- ----------------------------
                                   Selected Equity Funds+           Equity Index Fund            Other Equity Funds
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
Purchase Amount                   Load/Sales       Dealer      Load/Sales       Dealer       Load/Sales       Dealer
                                  -----------      -------     -----------      -------      -----------      -------
                                    Charge       Reallowance      Charge      Reallowance       Charge      Reallowance
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
Less than $50,000                    5.00%          4.50%         5.00%          4.50%          5.00%          4.50%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$50,000 but less than $100,000       4.50%          4.00%         4.50%          4.00%          4.50%          4.00%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$100,000 but less than               3.50%          3.00%         3.50%          3.00%          3.50%          3.00%
$250,000
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$250,000 but less than $500,000      2.50%          2.10%         2.50%          2.10%          2.50%          2.10%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$500,000 but less than               2.00%          1.70%         2.00%          1.70%          2.00%          1.70%
$1,000,000
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$1,000,000 but less than             0.00%          0.75%         0.00%          0.25%          0.05%          1.00%
$5,000,000*
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$5,000,000 but less than             0.00%          0.50%         0.00%          0.20%          0.04%          0.75%
$25,000,000*
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$25,000,000 or more*                 0.00%          0.25%         0.00%          0.15%          0.03%          0.50%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------

+    "Select Equity Funds" includes the International Equity Fund and Small Cap
     Value Fund.

-------------------------------------------------- ---------------------------------- -----------------------------------
                                                          Select Bond Funds++                  Other Bond Funds
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
Purchase Amount                                      Load/Sales          Dealer         Load/Sales          Dealer
                                                     -----------         -------        -----------         -------
                                                        Charge         Reallowance         Charge         Reallowance
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
Less than $50,000                                       3.50%             3.00%            4.75%             4.25%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$50,000 but less than $100,000                          3.00%             2.60%            4.25%             3.75%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$100,000 but less than $250,000                         2.50%             2.10%            3.50%             3.00%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$250,000 but less than $500,000                         2.00%             1.70%            2.50%             2.10%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$500,000 but less than $1,000,000                       1.50%             1.25%            2.00%             1.70%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$1,000,000 but less than $5,000,000*                    0.00%             0.75%            0.00%             0.75%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$5,000,000 but less than $25,000,000*                   0.00%             0.50%            0.00%             0.50%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$25,000,000 or more*                                    0.00%             0.25%            0.00%             0.25%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------

++   "Select Bond Funds" includes the Short Term Bond Fund, Intermediate Bond
     Fund and Intermediate Municipal Bond Fund.

A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

    * If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Under certain circumstances the Distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the Distributor. The Distributor and/or Advisor may terminate such payments at any time.

In addition, from time to time, the Distributor and/or the Advisor, at its expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of a Fund. Such concessions provided by the Distributor and/or Advisor may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer- sponsored events. The Distributor and/or Advisor may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Class A Shares and Class C Shares redeemed within one (1) year of purchase and Class B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE STOCK FUNDS, BOND FUNDS AND FUND OF FUNDS

Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Fund in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 or later if the Fund is permitted so to elect and so elects (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

The use of a fund-of-funds structure can affect the amount, timing and character of distributions to shareholders. For example, a Fund of Funds will not be able to offset gains realized by one Underlying Fund in which such Fund of Funds invests against losses realized by another Underlying Fund in which such Fund of Funds invests.

Depending on a Fund of Fund's percentage ownership in an Underlying Fund, both before and after a redemption, a redemption of shares of an Underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. The operation of the "wash sale" rules may also defer losses realized when a Fund of Funds redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Funds of funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Funds of Funds will not invest in underlying funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.
The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

EXEMPT-INTEREST DIVIDENDS

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Funds of

Funds do not intend to make this election if it is available. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001).

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

HEDGING

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

RECENT TAX SHELTER REPORTING REGULATIONS

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

The Bush Administration has announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investing parameters of such plans. The prospects for this proposal are unclear, and many of its details have not been specified. As such, it is not yet possible to determine how, if enacted, these changes would affect the foregoing discussion.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                             PERFORMANCE INFORMATION

TOTAL RETURN

                              INSTITUTIONAL SHARES
                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR THE PERIOD ENDED JULY 31, 2003

                                                      INCEPTION                                                  SINCE
FUND NAME                                             DATE              1 YEAR       5 YEARS       10 YEARS      INCEPTION
---------                                             ----              ------       -------       --------      ----------
Small Cap Growth Fund                           11/2/92
   Return Before Taxes                                                   16.06%        1.52%         7.80%         8.88%
   Return After Taxes                                                    16.06%        0.95%         6.51%         7.64%
   Return After Taxes on  Distributions and Sale of Fund Shares          10.44%        1.10%         6.19%         7.22%

Mid Cap Growth Fund+                            8/11/98
   Return Before Taxes                                                   17.38%        0.80%         8.01%        11.38%
   Return After Taxes                                                    17.38%       -0.66%         6.69%        10.63%
   Return After Taxes on  Distributions and Sale of Fund Shares          11.30%        0.33%         6.64%        10.26%

Quality Growth Fund+                             8/11/98
   Return Before Taxes                                                   10.23%       -1.01%         9.12%        12.29%
   Return After Taxes                                                    10.23%       -2.21%         7.96%        11.69%
   Return After Taxes on  Distributions and Sale of Fund Shares           6.65%       -0.97%         7.76%        11.29%

Large Cap Core Fund                              11/2/92
   Return Before Taxes                                                    6.79%       -2.73%         7.80%         8.23%
   Return After Taxes                                                     6.39%       -3.63%         5.78%         6.28%
   Return After Taxes on  Distributions and Sale of Fund Shares           4.37%       -2.47%         5.87%         6.30%

Equity Index Fund                                11/2/92
   Return Before Taxes                                                   10.22%       -1.36%         9.76%         9.88%
   Return After Taxes                                                     9.64%       -1.91%         8.43%         8.59%
   Return After Taxes on  Distributions and Sale of Fund Shares           6.58%       -1.40%         7.80%         7.95%

Balanced Fund+                                   8/11/98
   Return Before Taxes                                                    5.94%        1.24%         7.55%        12.25%
   Return After Taxes                                                     5.33%       -0.45%         5.85%        11.35%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.81%        0.48%         5.84%        10.97%

Micro Cap Value Fund+                            2/1/98
   Return Before Taxes                                                   40.26%       14.90%           N/A        13.06%
   Return After Taxes                                                    40.05%       13.73%           N/A        12.01%
   Return After Taxes on  Distributions and Sale of Fund Shares          26.25%       12.33%           N/A        10.79%

Small Cap Value Fund                             4/1/03
    Return Before Taxes                                                     N/A          N/A           N/A        16.87%
    Return After Taxes                                                      N/A          N/A           N/A        16.87%
    Return After Taxes on  Distributions and Sale of Fund Shares            N/A          N/A           N/A        10.96%

Multi Cap Value Fund+                            3/31/99
   Return Before Taxes                                                   19.92%        7.20%        10.76%        11.44%
   Return After Taxes                                                    19.92%        5.84%         8.26%         9.31%
   Return After Taxes on  Distributions and Sale of Fund Shares          12.95%        5.62%         7.93%         8.91%

Disciplined Large Cap Value Fund*,+              8/11/98
   Return Before Taxes                                                   12.53%        0.74%         8.97%        11.69%
   Return After Taxes                                                    11.58%       -0.92%           N/A           N/A
   Return After Taxes on  Distributions and Sale of Fund Shares           8.28%       -0.14%           N/A           N/A

LifeModel Aggressive Fund                        8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A        13.92%
   Return After Taxes                                                       N/A          N/A           N/A        13.76%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         9.03%

LifeModel Moderately Aggressive Fund             8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A        16.78%
   Return After Taxes                                                       N/A          N/A           N/A        16.46%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A        10.88%

LifeModel Moderate Fund                          8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A        10.66%
   Return After Taxes                                                       N/A          N/A           N/A        10.16%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         6.89%

LifeModel Moderately Conservative Fund           8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A         7.87%
   Return After Taxes                                                       N/A          N/A           N/A         7.26%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         5.07%

LifeModel Conservative Fund                      8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A         7.58%
   Return After Taxes                                                       N/A          N/A           N/A         6.78%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         4.88%

Strategic Income Fund+                           9/1/98
   Return Before Taxes                                                    7.89%        7.08%         7.01%         7.86%
   Return After Taxes                                                     5.94%        4.22%         4.08%         5.15%
   Return After Taxes on  Distributions and Sale of Fund Shares           5.02%        4.22%         4.10%         5.11%

Select Stock Fund+                               8/11/98
   Return Before Taxes                                                    0.61%       -9.73%         5.07%         8.88%
   Return After Taxes                                                     0.61%       -9.99%         2.54%         6.86%
   Return After Taxes on  Distributions and Sale of Fund Shares           0.40%       -7.96%         2.93%         6.76%

Technology Fund                                  6/5/00
   Return Before Taxes                                                   57.12%          N/A           N/A       -22.92%
   Return After Taxes                                                    57.12%          N/A           N/A       -23.01%
   Return After Taxes on  Distributions and Sale of Fund Shares          37.13%          N/A           N/A       -18.56%

International Equity Fund+                      10/9/98
   Return Before Taxes                                                    2.47%       -3.92%           N/A         2.18%
   Return After Taxes                                                     2.22%       -5.29%           N/A         0.71%
   Return After Taxes on  Distributions and Sale of Fund Shares           1.57%       -3.70%           N/A         1.22%

Bond Fund                                       3/20/95
   Return Before Taxes                                                    4.79%        5.60%           N/A         6.99%
   Return After Taxes                                                     3.12%        3.14%           N/A         4.23%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.04%        3.23%           N/A         4.24%

Intermediate Bond Fund                          11/2/92
   Return Before Taxes                                                    4.77%        5.83%         5.77%         6.06%
   Return After Taxes                                                     3.19%        3.61%         3.35%         3.66%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.02%        3.57%         3.37%         3.65%



                                       78

Short Term Bond Fund                            11/2/92
   Return Before Taxes                                                    3.23%        5.38%         5.34%         5.22%
   Return After Taxes                                                     1.77%        3.27%         3.13%         3.05%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.02%        3.26%         3.15%         3.08%

U.S. Government Bond Fund+                      8/11/98
   Return Before Taxes                                                    3.19%        5.82%         5.43%         6.08%
   Return After Taxes                                                     1.67%        3.93%         3.31%         4.80%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.12%        3.79%         3.28%         4.53%

Municipal Bond Fund                             3/20/95
   Return Before Taxes                                                    3.18%        5.06%           N/A         5.83%
   Return After Taxes                                                     2.85%        4.80%           N/A         5.58%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.71%        4.84%           N/A         5.52%

Intermediate Municipal Bond Fund               12/16/92
   Return Before Taxes                                                    2.64%        4.74%         4.90%         5.13%
   Return After Taxes                                                     2.50%        4.55%         4.79%         5.02%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.01%        4.55%         4.75%         4.96%

Ohio Municipal Bond Fund+                       8/11/98
   Return Before Taxes                                                    2.65%        4.31%         4.66%         4.96%
   Return After Taxes                                                     2.65%        4.27%         4.63%         4.94%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.97%        4.23%         4.57%         4.73%



                                       79



Michigan Municipal Bond Fund                    5/3/93
   Return Before Taxes                                                    2.70%        4.37%         4.38%         4.35%
   Return After Taxes                                                     2.62%        4.31%         4.34%         4.31%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.86%        4.27%         4.30%         4.27%

Prime Money Market Fund                        6/14/89
   Return Before Taxes                                                    1.02%        3.73%         4.25%         4.65%

Government Money Market Fund                   7/10/91
   Return Before Taxes                                                    0.92%        3.55%         4.12%         4.02%

Michigan Municipal Money Market Fund            6/3/91
   Return Before Taxes                                                    0.88%        2.36%         2.67%         2.70%

Municipal Money Market Fund                     9/7/83
   Return Before Taxes                                                    0.91%        2.39%         2.47%         3.40%

Institutional Money Market Fund                4/11/00
   Return Before Taxes                                                    1.35%          N/A           N/A         3.39%

Institutional Government Money Market Fund      6/2/97
   Return Before Taxes                                                    1.07%        3.74%           N/A         4.04%

U.S. Treasury Money Market Fund               12/12/88
   Return Before Taxes                                                    1.02%        3.65%         4.21%         4.76%

* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.

Institutional Shares -- Average Annual Total Returns for the Period Ending July 31, 2003
-------------------------- -------------------

                             Disciplined
                             Large Cap Value
                             Fund:
                              6 YEARS
-------------------------- -------------------
Return Before Taxes          3.66%
-------------------------- -------------------
Return After Taxes           1.72%
-------------------------- -------------------
Return After Taxes on
Distributions and Sale

of Fund Shares               2.23%
-------------------------- -------------------

+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    CLASS A SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                  INCEPTION                                             SINCE
FUND NAME                                                         DATE           1 YEAR         5 YEARS      10 YEARS   INCEPTION
Small Cap Growth Fund                                             12/4/92
   Without Load Before Taxes                                                     15.75%           1.25%        7.55%      8.05%
   With Load Before Taxes                                                         9.98%           0.22%        7.00%      7.53%
   Return After Taxes with load                                                   9.98%          -0.33%        5.74%      6.34%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         6.49%           0.01%        5.49%      6.02%

Mid Cap Growth Fund                                               11/20/92
   Without Load Before Taxes                                                     17.03%           0.49%        7.84%     11.28%
   With Load Before Taxes                                                        11.19%          -0.53%        7.29%     10.98%
   Return After Taxes with load                                                  11.19%          -1.98%        5.97%     10.23%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         7.28%          -0.79%        5.99%      9.88%

Quality Growth Fund                                               11/20/92
   Without Load Before Taxes                                                      9.95%          -1.25%        8.98%     12.23%
   With Load Before Taxes                                                         4.46%          -2.26%        8.43%     11.95%
   Return After Taxes with load                                                   4.46%          -3.45%        7.27%     11.35%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         2.90%          -2.01%        7.14%     10.96%



                                       81


Large Cap Core Fund                                                12/1/92
   Without Load Before Taxes                                                      6.56%          -2.96%        7.57%      7.76%
   With Load Before Taxes                                                         1.26%          -3.95%        7.02%      7.24%
   Return After Taxes with load                                                   0.95%          -4.78%        5.07%      5.36%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         0.79%          -3.45%        5.21%      5.45%

Equity Index Fund                                                 11/25/92
   Without Load Before Taxes                                                      9.90%          -1.62%        9.50%      9.44%
   With Load Before Taxes                                                         4.43%          -2.62%        8.93%      8.92%
   Return After Taxes with load                                                   3.96%          -3.09%        7.68%      7.70%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         2.83%          -2.41%        7.10%      7.12%

Balanced Fund                                                    11/20/92
   Without Load Before Taxes                                                      5.57%           0.98%        7.42%     12.18%
   With Load Before Taxes                                                         0.30%          -0.05%        6.87%     11.91%
   Return After Taxes with load                                                  -0.20%          -1.66%        5.21%     11.02%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         0.15%          -0.57%        5.25%     10.64%

Micro Cap Value Fund+                                             8/13/01
   Without Load Before Taxes                                                     39.88%          14.77%          N/A     12.94%
   With Load Before Taxes                                                        32.81%          13.58%          N/A     11.90%
   Return After Taxes with load                                                  32.61%          12.43%          N/A     10.86%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        21.40%          11.16%          N/A      9.75%

Small Cap Value Fund                                               4/1/03
   Without Load Before Taxes                                                        N/A            N/A           N/A     16.73%
   With Load Before Taxes                                                           N/A            N/A           N/A     10.89%
   Return After Taxes with load                                                     N/A            N/A           N/A     10.89%
   Return After Taxes on  Distributions and Sale of                                 N/A            N/A           N/A      7.08%
    Fund Shares with load

Multi Cap Value Fund+                                             8/13/01
   Without Load Before Taxes                                                     19.53%           6.91%       10.61%     11.33%
   With Load Before Taxes                                                        13.55%           5.81%       10.04%     10.92%
   Return After Taxes with load                                                  13.55%           4.50%        7.58%      8.80%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         8.81%           4.44%        7.30%      8.43%

Disciplined Large Cap Value Fund*                                 1/27/97
   Without Load Before Taxes                                                     12.30%           0.46%        8.82%     11.62%
   With Load Before Taxes                                                         6.68%          -0.56%        8.27%     11.34%
   Return After Taxes with load                                                   5.87%          -2.11%          N/A        N/A
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         4.48%          -1.17%          N/A        N/A

Select Stock Fund                                                  3/4/85
   Without Load Before Taxes                                                      0.34%           -9.96%       4.94%      8.81%
   With Load Before Taxes                                                        -4.68%          -10.88%       4.40%      8.50%
   Return After Taxes with load                                                  -4.68%          -11.11%       1.90%      6.49%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -3.04%           -8.83%       2.38%      6.42%

LifeModel Aggressive Fund                                          8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A     13.57%
   With Load Before Taxes                                                           N/A              N/A         N/A      7.85%
   Return After Taxes with load                                                     N/A              N/A         N/A      7.76%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      5.09%
    Fund Shares with load
LifeModel Moderately Aggressive Fund                               8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A     16.51%
   With Load Before Taxes                                                           N/A              N/A         N/A     10.65%
   Return After Taxes with load                                                     N/A              N/A         N/A     10.40%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      6.90%
    Fund Shares with load
LifeModel Moderate Fund                                            8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A     10.48%
   With Load Before Taxes                                                           N/A              N/A         N/A      4.92%
   Return After Taxes with load                                                     N/A              N/A         N/A      4.51%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      3.16%
    Fund Shares with load
LifeModel Moderately Conservative Fund                             8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A      7.51%
   With Load Before Taxes                                                           N/A              N/A         N/A      2.10%
   Return After Taxes with load                                                     N/A              N/A         N/A      1.57%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      1.32%
    Fund Shares with load
LifeModel Conservative Fund                                        8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A      7.31%
   With Load Before Taxes                                                           N/A              N/A         N/A      1.90%
   Return After Taxes with load                                                     N/A              N/A         N/A      1.20%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      1.19%
    Fund Shares with load

Technology Fund                                                   6/5/00
   Without Load Before Taxes                                                     56.88%              N/A         N/A    -23.09%
   With Load Before Taxes                                                        49.05%              N/A         N/A    -24.32%
   Return After Taxes with load                                                  49.05%              N/A         N/A    -24.41%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        31.88%              N/A         N/A    -19.61%

International Equity Fund                                        8/18/94
   Without Load Before Taxes                                                      2.52%           -4.05%         N/A      2.10%
   With Load Before Taxes                                                        -2.58%           -5.03%         N/A      1.52%
   Return After Taxes with load                                                  -2.69%           -6.31%         N/A      0.09%
   Return After Taxes on Distributions and Sale of
    Fund Shares with load                                                        -1.70%           -4.57%         N/A      0.68%

Bond Fund                                                        3/22/95
   Without Load Before Taxes                                                      4.62%            5.36%         N/A      6.74%
   With Load Before Taxes                                                        -0.30%            4.35%         N/A      6.12%
   Return After Taxes with load                                                  -1.79%            2.01%         N/A      3.48%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.26%            2.23%         N/A      3.55%





                                       82



Intermediate Bond Fund                                          11/25/92
   Without Load Before Taxes                                                       4.52%           5.56%       5.52%      5.81%
   With Load Before Taxes                                                          0.89%           4.81%       5.15%      5.46%
   Return After Taxes with load                                                   -0.55%           2.72%       2.83%      3.17%
   Return After Taxes on Distributions and Sale of
    Fund Shares with load                                                          0.51%           2.77%       2.89%      3.19%

Short Term Bond Fund                                             12/4/92
   Without Load Before Taxes                                                       3.07%           5.26%       5.19%      5.08%
   With Load Before Taxes                                                         -0.57%           4.51%       4.82%      4.73%
   Return After Taxes with load                                                   -1.93%           2.48%       2.67%      2.62%
   Return After Taxes on  Distributions and Sale of
   Fund Shares with load                                                          -0.44%           2.56%       2.73%      2.68%

U.S. Government Bond Fund                                       11/20/92
   Without Load Before Taxes                                                       2.83%           5.58%       5.31%      6.01%
   With Load Before Taxes                                                         -2.05%           4.55%       4.79%      5.72%
   Return After Taxes with load                                                   -3.41%           2.77%       2.73%      4.47%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         -1.28%           2.76%       2.77%      4.22%

Municipal Bond Fund                                             3/31/95
   Without Load Before Taxes                                                       3.05%           4.83%         N/A      5.58%
   With Load Before Taxes                                                         -1.87%           3.82%         N/A      4.96%
   Return After Taxes with load                                                   -2.18%           3.56%         N/A      4.72%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                          0.24%           3.72%         N/A      4.71%

Intermediate Municipal Bond Fund                               12/18/92
   Without Load Before Taxes                                                       2.48%           4.49%       4.68%      4.91%
   With Load Before Taxes                                                         -1.09%           3.74%       4.31%      4.56%
   Return After Taxes with load                                                   -1.23%           3.51%       4.17%      4.43%
   Return After Taxes on Distributions and Sale of
    Fund Shares with load                                                          0.45%           3.60%       4.17%      4.40%

Ohio Municipal Bond Fund                                        5/27/93
   Without Load Before Taxes                                                       2.39%           4.06%       4.53%      4.88%
   With Load Before Taxes                                                         -2.45%           3.05%       4.02%      4.58%
   Return After Taxes with load                                                   -2.45%           3.02%       3.99%      4.56%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         -0.49%           3.11%       3.99%      4.37%



                                       83


Michigan Municipal Bond Fund                                    5/11/93
   Without Load Before Taxes                                                       2.45%           4.20%       4.21%      4.18%
   With Load Before Taxes                                                         -2.44%           3.18%       3.71%      3.68%
   Return After Taxes with load                                                   -2.51%           3.12%       3.67%      3.65%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         -0.57%           3.21%       3.69%      3.66%

Prime Money Market Fund+                                        8/11/92
   Without Load Before Taxes                                                       0.76%           3.48%       4.12%      4.50%

Government Money Market Fund+                                  11/25/91
   Without Load Before Taxes                                                       0.71%           3.35%       4.02%      3.93%

Michigan Municipal Money Market Fund                           12/15/92
   Without Load Before Taxes                                                       0.78%           2.27%       2.61%      2.56%

Municipal Money Market Fund                                     9/7/83
   Without Load Before Taxes                                                       0.80%           2.30%       2.44%      3.39%


* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.



Class A Shares -- Average Annual Total Returns For the Period Ended
July 31, 2003
--------------------------------------- ----------------
                                          Disciplined
                                          Large Cap
                                          Value Fund:
                                          6 Years
--------------------------------------- ----------------
Without Load Before Taxes                 3.42%
--------------------------------------- ----------------
With Load Before Taxes                    2.54%
--------------------------------------- ----------------
Return After Taxes With
Load                                      0.70&
--------------------------------------- ----------------
Return After Taxes on
Distributions and Sale
of Fund Shares With Load                  1.33%
--------------------------------------- ----------------



+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    CLASS B SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                INCEPTION                                              SINCE
FUND NAME                                                       DATE          1 YEAR         5 YEARS      10 YEARS     INCEPTION
---------                                                       ----          ------         -------      --------     ---------
Small Cap Growth Fund+                                         10/29/01
   Without Load Before Taxes                                                     14.86%        0.48%        6.73%       7.78%
   With Load Before Taxes                                                         9.86%        0.12%        6.73%       7.78%
   Return After Taxes with load                                                   9.86%       -0.46%        5.44%       6.56%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         6.41%       -0.09%        5.24%       6.25%

Mid Cap Growth Fund+                                           10/11/00
   Without Load Before Taxes                                                     16.13%       -0.33%        6.87%      10.23%
   With Load Before Taxes                                                        11.13%       -0.62%        6.87%      10.23%
   Return After Taxes with load                                                  11.13%       -2.10%        5.55%       9.49%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         7.24%       -0.85%        5.63%       9.17%

Quality Growth Fund+                                           10/11/00
   Without Load Before Taxes                                                      9.13%       -2.09%        7.98%      11.15%
   With Load Before Taxes                                                         4.13%       -2.39%        7.98%      11.15%
   Return After Taxes with load                                                   4.13%       -3.60%        6.83%      10.55%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         2.68%       -2.10%        6.75%      10.19%

Large Cap Core Fund+                                           10/29/01
   Without Load Before Taxes                                                      5.90%       -3.73%        6.72%       7.14%
   With Load Before Taxes                                                         0.90%       -4.06%        6.72%       7.14%
   Return After Taxes with load                                                   0.81%       -4.89%        4.76%       5.24%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         0.57%       -3.52%        4.97%       5.37%

Equity Index Fund+                                             10/29/01
   Without Load Before Taxes                                                      9.14%       -2.35%        8.72%       8.84%
   With Load Before Taxes                                                         4.14%       -2.73%        8.72%       8.84%
   Return After Taxes with load                                                   3.87%       -3.21%        7.44%       7.60%
   Return After Taxes on  Distributions and Sale of
   Fund Shares with load                                                          2.66%       -2.50%        6.89%       7.04%

Balanced Fund+                                                10/11/00
   Without Load Before Taxes                                                      4.87%        0.14%        6.44%      11.11%
   With Load Before Taxes                                                        -0.13%       -0.16%        6.44%      11.11%
   Return After Taxes with load                                                  -0.42%       -1.73%        4.82%      10.25%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.11%       -0.61%        4.91%       9.90%




                                       85


Micro Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                     38.70%       13.94%          N/A        12.10%
   With Load Before Taxes                                                        33.70%       13.70%          N/A        11.99%
   Return After Taxes with load                                                  33.49%       12.54%          N/A        10.97%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        21.99%       11.26%          N/A         9.85%

Small Cap Value Fund                                           4/1/03
   Without Load Before Taxes                                                        N/A          N/A          N/A        16.47%
   With Load Before Taxes                                                           N/A          N/A          N/A        11.47%
   Return After Taxes with load                                                     N/A          N/A          N/A        11.47%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                           N/A          N/A          N/A         7.45%


Multi Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                     18.74%        6.65%        10.48%       11.24%
   With Load Before Taxes                                                        13.74%        6.34%        10.48%       11.24%
   Return After Taxes with load                                                  13.74%        5.01%         8.00%        9.12%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         8.93%        4.90%         7.70%        8.74%

Disciplined Large Cap Value Fund*,+                            10/11/00
   Without Load Before Taxes                                                     11.50%       -0.13%         7.96%       10.62%
   With Load Before Taxes                                                         6.50%       -0.45%         7.96%       10.62%
   Return After Taxes with load                                                   5.91%       -1.90%           N/A          N/A
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         4.40%       -1.00%           N/A          N/A

Select Stock Fund+                                             10/11/00
   Without Load Before Taxes                                                     -0.45%      -10.53%         4.09%        7.82%
   With Load Before Taxes                                                        -5.43%      -10.88%         4.09%        7.82%
   Return After Taxes with load                                                  -5.43%      -11.11%         1.59%        5.83%
   Return After Taxes on  Distributions and Sale of                              -3.53%       -8.83%         2.14%        5.82%
    Fund Shares with load

LifeModel Aggressive Fund                                      8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A       12.65%
   With Load Before Taxes                                                           N/A          N/A           N/A        7.65%
   Return After Taxes with load                                                     N/A          N/A           N/A        7.63%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        4.97%
    Fund Shares with load

LifeModel Moderately Aggressive Fund                           8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A       15.70%
   With Load Before Taxes                                                           N/A          N/A           N/A       10.70%
   Return After Taxes with load                                                     N/A          N/A           N/A       10.62%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        6.95%
    Fund Shares with load

LifeModel Moderate Fund                                        8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A        9.58%
   With Load Before Taxes                                                           N/A          N/A           N/A        4.58%
   Return After Taxes with load                                                     N/A          N/A           N/A        4.33%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        2.96%
    Fund Shares with load

LifeModel Moderately Conservative Fund                         8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A        6.81%
   With Load Before Taxes                                                           N/A          N/A           N/A        1.81%
   Return After Taxes with load                                                     N/A          N/A           N/A        1.44%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        1.15%
    Fund Shares with load

LifeModel Conservative Fund                                    8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A        6.54%
   With Load Before Taxes                                                           N/A          N/A           N/A        1.54%
   Return After Taxes with load                                                     N/A          N/A           N/A        0.97%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        0.96%
    Fund Shares with load

Technology Fund                                                6/5/00
   Without Load Before Taxes                                                     55.70%          N/A           N/A      -23.63%
   With Load Before Taxes                                                        50.70%          N/A           N/A      -24.35%
   Return After Taxes with load                                                  50.70%          N/A           N/A      -24.44%
    Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        32.95%          N/A           N/A      -19.64%

International Equity Fund+                                     10/11/00
   Without Load Before Taxes                                                      1.45%       -4.81%           N/A        1.21%
   With Load Before Taxes                                                        -3.55%       -5.11%           N/A        1.21%
   Return After Taxes with load                                                  -3.55%       -6.38%           N/A       -0.20%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -2.31%       -4.61%           N/A        0.45%

Bond Fund+                                                     10/29/01
   Without Load Before Taxes                                                      3.74%        4.55%           N/A        5.92%
   With Load Before Taxes                                                        -1.26%        4.22%           N/A        5.92%
   Return After Taxes with load                                                  -2.53%        1.89%           N/A        3.27%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.88%        2.13%           N/A        3.39%

Intermediate Bond Fund+                                        10/29/01
   Without Load Before Taxes                                                      3.78%        4.73%         4.69%        4.97%
   With Load Before Taxes                                                        -1.22%        4.40%         4.69%        4.97%
   Return After Taxes with load                                                  -2.43%        2.30%         2.35%        2.65%
   Return After Taxes on  Distributions and Sale of

    Fund Shares with load                                                        -0.85%        2.41%         2.49%        2.75%

Municipal Bond Fund+                                           10/29/01
   Without Load Before Taxes                                                      2.26%        4.01%           N/A        4.76%
   With Load Before Taxes                                                        -2.63%        3.67%           N/A        4.76%
   Return After Taxes with load                                                  -2.96%        3.41%           N/A        4.52%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.43%        3.59%           N/A        4.56%

Intermediate Municipal Bond Fund+                              10/29/01
   Without Load Before Taxes                                                      1.67%        3.69%         3.85%        4.08%
   With Load Before Taxes                                                        -3.26%        3.34%         3.85%        4.08%
   Return After Taxes with load                                                  -3.40%        3.15%         3.74%        3.97%
   Return After Taxes on  Distributions and Sale of                              -1.17%        3.30%         3.80%        4.01%
    Fund Shares with load


                                       86


Ohio Municipal Bond Fund+                                      10/11/00
   Without Load Before Taxes                                                      1.59%        2.89%         3.43%        3.80%
   With Load Before Taxes                                                        -3.37%        2.53%         3.43%        3.80%
   Return After Taxes with load                                                  -3.37%        2.49%         3.40%        3.78%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -1.28%        2.63%         3.46%        3.65%

Michigan Municipal Bond Fund+                                  10/29/01
   Without Load Before Taxes                                                      1.70%        3.32%         3.29%        3.25%
   With Load Before Taxes                                                        -3.27%        2.97%         3.29%        3.25%
   Return After Taxes with load                                                  -3.34%        2.91%         3.26%        3.22%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -1.36%        3.01%         3.32%        3.29%

Prime Money Market Fund+                                       10/11/00
   Without Load Before Taxes                                                      0.32%        2.72%         3.24%        3.66%
   With Load Before Taxes                                                        -4.68%        2.36%         3.24%        3.66%


* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.


Class B Shares -- Average Annual Total Returns For the Period Ended
July 31, 2003
----------------------------------------- -------------------
                                          Disciplined Large
                                          Cap Value Fund:
                                          6 YEARS
----------------------------------------- -------------------
Without Load Before Taxes                  2.74%
----------------------------------------- -------------------
With Load Before Taxes                     2.62%
----------------------------------------- -------------------
Return After Taxes With Load               0.87%
----------------------------------------- -------------------
Return After Taxes on                      1.47%
Distributions and Sale of Fund
Shares With Load
----------------------------------------- -------------------


+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    CLASS C SHARES
                                             AVERAGE ANNUAL TOTAL RETURN
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                 INCEPTION                                              SINCE
FUND NAME                                                        DATE          1 YEAR         5 YEARS      10 YEARS     INCEPTION
---------                                                        ----          ------         -------      --------     ---------
Small Cap Growth Fund+                                         10/29/01
   Without Load Before Taxes                                                    14.94%          0.50%        6.73%        7.79%
   With Load Before Taxes                                                       14.94%          0.50%        6.73%        7.79%
   Return After Taxes with load                                                 14.94%         -0.07%        5.45%        6.56%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        9.71%          0.24%        5.25%        6.25%

Mid Cap Growth Fund+                                           4/24/96
   Without Load Before Taxes                                                    15.99%         -0.20%        7.02%       10.31%
   With Load Before Taxes                                                       15.99%         -0.20%        7.02%       10.31%
   Return After Taxes with load                                                 15.99%         -1.69%        5.69%        9.57%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       10.39%         -0.50%        5.77%        9.26%

Quality Growth Fund+                                           4/25/96
   Without Load Before Taxes                                                     9.12%         -1.90%        8.21%       11.27%
   With Load Before Taxes                                                        9.12%         -1.90%        8.21%       11.27%
   Return After Taxes with load                                                  9.12%         -3.11%        7.08%       10.68%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        5.93%         -1.69%        6.99%       10.32%

Large Cap Core Fund+                                           10/29/01
   Without Load Before Taxes                                                     5.72%         -3.71%        6.72%        7.15%
   With Load Before Taxes                                                        5.72%         -3.71%        6.72%        7.15%
   Return After Taxes with load                                                  5.63%         -4.53%        4.76%        5.24%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.71%         -3.23%        4.97%        5.37%

Equity Index Fund+                                             10/29/01
   Without Load Before Taxes                                                     9.14%         -2.35%        8.72%        8.84%
   With Load Before Taxes                                                        9.14%         -2.35%        8.72%        8.84%
   Return After Taxes with load                                                  8.85%         -2.82%        7.44%        7.60%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        5.90%         -2.18%        6.89%        7.04%

Balanced Fund+                                                 4/25/96
   Without Load Before Taxes                                                     4.90%          0.36%        6.63%       11.21%
   With Load Before Taxes                                                        4.90%          0.36%        6.63%       11.21%
   Return After Taxes with load                                                  4.60%         -1.13%        5.11%       10.40%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.16%         -0.13%        5.14%       10.03%



                                       88

Micro Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                    38.70%         14.28%          N/A       12.46%
   With Load Before Taxes                                                       38.70%         14.28%          N/A       12.46%
   Return After Taxes with load                                                 38.49%         13.13%          N/A       11.44%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       25.24%         11.79%          N/A       10.27%

Small Cap Value Fund                                           4/1/03
   Without Load Before Taxes                                                       N/A            N/A          N/A       16.47%
   With Load Before Taxes                                                          N/A            N/A          N/A       15.47%
   Return After Taxes with load                                                    N/A            N/A          N/A       15.47%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A       10.05%
    Fund Shares with load

Multi Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                    18.61%          6.63%       10.47%       11.23%
   With Load Before Taxes                                                       18.61%          6.63%       10.47%       11.23%

   Return After Taxes with load                                                 18.61%          5.32%        7.99%        9.11%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       12.10%          5.16%        7.99%        8.73%

Disciplined Large Cap Value Fund*,+                            1/27/97
   Without Load Before Taxes                                                    11.28%         -0.19%        7.98%       10.63%
   With Load Before Taxes                                                       11.28%         -0.19%        7.98%       10.63%
   Return After Taxes with load                                                 10.67%         -1.54%          N/A          N/A
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        7.51%         -0.72%          N/A          N/A


LifeModel Aggressive Fund                                      8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A       12.74%
   With Load Before Taxes                                                          N/A            N/A          N/A       12.74%
   Return After Taxes with load                                                    N/A            N/A          N/A       12.68%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        8.27%
    Fund Shares with load

LifeModel Moderately Aggressive Fund                           8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A       15.71%
   With Load Before Taxes                                                          N/A            N/A          N/A       15.71%
   Return After Taxes with load                                                    N/A            N/A          N/A       15.63%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A       10.20%
    Fund Shares with load

LifeModel Moderate Fund                                        8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A        9.67%
   With Load Before Taxes                                                          N/A            N/A          N/A        9.67%
   Return After Taxes with load                                                    N/A            N/A          N/A        9.42%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        6.27%
    Fund Shares with load

LifeModel Moderately Conservative Fund                         8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A        6.81%
   With Load Before Taxes                                                          N/A            N/A          N/A        6.81%
   Return After Taxes with load                                                    N/A            N/A          N/A        6.48%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        4.41%
    Fund Shares with load

LifeModel Conservative Fund                                    8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A        6.58%
   With Load Before Taxes                                                          N/A            N/A          N/A        6.58%
   Return After Taxes with load                                                    N/A            N/A          N/A        6.03%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        4.24%
    Fund Shares with load


Strategic Income Fund+                                         10/29/01
   Without Load Before Taxes                                                     6.82%          6.46%        6.70%        7.69%
   With Load Before Taxes                                                        6.82%          6.46%        6.70%        7.69%
   Return After Taxes with load                                                  5.25%          3.78%        3.87%        5.03%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        4.35%          3.81%        3.90%        4.99%

Select Stock Fund+                                             3/9/98
   Without Load Before Taxes                                                    -0.40%        -10.55%        4.09%        7.82%
   With Load Before Taxes                                                       -0.40%        -10.55%        4.09%        7.82%
   Return After Taxes with load                                                 -0.40%        -10.79%        1.59%        5.83%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       -0.26%         -8.58%        2.14%        5.82%

Technology Fund                                                6/5/00
   Without Load Before Taxes                                                    55.43%            N/A          N/A      -23.71%
   With Load Before Taxes                                                       55.43%            N/A          N/A      -23.71%
   Return After Taxes with load                                                 55.43%            N/A          N/A      -23.80%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       36.03%            N/A          N/A      -19.16%

International Equity Fund+                                     4/25/96
   Without Load Before Taxes                                                     1.35%         -4.79%          N/A        1.32%
   With Load Before Taxes                                                        1.35%         -4.79%          N/A        1.32%
   Return After Taxes with load                                                  1.35%         -6.05%          N/A       -0.05%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        0.88%         -4.34%          N/A        0.57%


                                       89

Bond Fund+                                                     10/29/01
   Without Load Before Taxes                                                     3.75%          4.54%          N/A        5.92%
   With Load Before Taxes                                                        3.75%          4.54%          N/A        5.92%
   Return After Taxes with load                                                  2.47%          2.24%          N/A        3.27%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.38%          2.42%          N/A        3.39%

Intermediate Bond Fund+                                        10/29/01
   Without Load Before Taxes                                                     3.78%          4.73%        4.69%        4.97%
   With Load Before Taxes                                                        3.78%          4.73%        4.69%        4.97%
   Return After Taxes with load                                                  2.57%          2.67%        2.35%        2.65%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.40%          2.73%        2.49%        2.75%

U.S. Government Bond Fund+                                     4/24/96
   Without Load Before Taxes                                                     2.12%          4.88%        4.47%        5.07%
   With Load Before Taxes                                                        2.12%          4.88%        4.47%        5.07%
   Return After Taxes with load                                                  0.96%          3.31%        2.60%        3.94%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        1.44%          3.19%        2.62%        3.72%

Municipal Bond Fund+                                           10/29/01
   Without Load Before Taxes                                                     2.31%          4.03%          N/A        4.78%
   With Load Before Taxes                                                        2.31%          4.03%          N/A        4.78%
   Return After Taxes with load                                                  1.99%          3.77%          N/A        4.53%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.80%          3.90%          N/A        4.57%

Intermediate Municipal Bond Fund+                              10/29/01
   Without Load Before Taxes                                                     1.64%          3.68%        3.85%        4.08%
   With Load Before Taxes                                                        1.64%          3.68%        3.85%        4.08%
   Return After Taxes with load                                                  1.50%          3.50%        3.73%        3.97%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.01%          3.59%        3.80%        4.01%

Ohio Municipal Bond Fund+                                      4/24/96
   Without Load Before Taxes                                                     1.65%          3.38%        3.73%        3.98%
   With Load Before Taxes                                                        1.65%          3.38%        3.73%        3.98%
   Return After Taxes with load                                                  1.65%          3.34%        3.70%        3.96%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        1.97%          3.32%        3.68%        3.79%




                                       90

Michigan Municipal Bond Fund+                                  10/29/01
   Without Load Before Taxes                                                     1.60%          3.32%        3.29%        3.25%
   With Load Before Taxes                                                        1.60%          3.32%        3.29%        3.25%
   Return After Taxes with load                                                  1.53%          3.25%        3.25%        3.21%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        1.80%          3.31%        3.32%        3.29%

Prime Money Market Fund+                                       5/1/02
   Without Load Before Taxes                                                     0.32%          2.75%        3.23%        3.65%
   With Load Before Taxes                                                        0.32%          2.75%        3.23%        3.65%


* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.


Class C Shares -- Average Annual Total Returns For the Period Ended
July 31, 2003
------------------------------------- ----------------
                                         Disciplined
                                         Large Cap
                                         Value Fund:
                                         6 Years

------------------------------------- ----------------
Without Load Before Taxes               2.73%
------------------------------------- ----------------
With Load Before Taxes                  2.73%
------------------------------------- ----------------
Return After Taxes With                 1.13%
Load
------------------------------------- ----------------
Return After Taxes on
Distributions and Sale
of Fund Shares With Load                1.67%
------------------------------------- ----------------



+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    ADVISOR SHARES
                                             AVERAGE ANNUAL TOTAL RETURN
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                  INCEPTION                                              SINCE
FUND NAME                                                         DATE          1 YEAR         5 YEARS      10 YEARS     INCEPTION
---------                                                         ----          ------         -------      --------     ---------
Small Cap Growth Fund+                                         10/29/01
   Return Before Taxes                                                          15.47%          0.99%         7.26%       8.32%
   Return After Taxes with load                                                 15.47%          0.42%         5.97%       7.09%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       10.06%          0.65%         5.71%       6.73%

Mid Cap Growth Fund+                                           10/29/01
   Return Before Taxes                                                          16.75%          0.26%         7.58%      11.01%
   Return After Taxes with load                                                 16.75%         -1.20%         6.26%      10.26%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       10.89%         -0.12%         6.27%       9.92%




                                       91


Quality Growth Fund+                                           10/29/01
   Return Before Taxes                                                           9.65%         -1.49%         8.71%      11.95%
   Return After Taxes                                                            9.65%         -2.69%         7.56%      11.35%
   Return After Taxes on  Distributions and Sale of
    Fund Shares                                                                  6.27%         -1.36%         7.40%      10.96%

Equity Index Fund+                                             10/29/01
   Return Before Taxes                                                           9.68%         -1.84%         9.28%       9.39%
   Return After Taxes with load                                                  9.22%         -2.36%         7.97%       8.13%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        6.24%         -1.78%         7.37%       7.53%

Balanced Fund+                                                 10/29/01
   Return Before Taxes                                                           5.39%          0.58%         6.94%      11.65%
   Return After Taxes with load                                                  4.93%         -1.03%         5.28%      10.78%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.47%         -0.02%         5.33%      10.41%

Micro Cap Value Fund                                           2/1/98
   Return Before Taxes                                                          39.60%         14.50%          N/A       12.66%
   Return After Taxes with load                                                 39.39%         13.35%          N/A       11.63%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       25.83%         11.98%          N/A       10.44%

Small Cap Value Fund                                           4/1/03
   Return Before Taxes                                                             N/A            N/A          N/A       16.67%
   Return After Taxes with load                                                    N/A            N/A          N/A       16.67%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A       10.83%
    Fund Shares with load

Multi Cap Value Fund                                           9/30/89
   Return Before Taxes                                                          19.26%          6.82%       10.56%       11.30%
   Return After Taxes with load                                                 19.26%          5.52%        8.10%        9.19%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       12.52%          5.33%        7.78%        8.80%

Strategic Income Fund                                          3/10/85
   Return Before Taxes                                                           7.36%          6.73%        6.83%        7.77%
   Return After Taxes with load                                                  5.61%          3.98%        3.97%        5.09%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        4.69%          4.00%        3.99%        5.05%

Technology Fund+                                              10/29/01
   Return Before Taxes                                                          56.26%            N/A          N/A      -23.32%
   Return After Taxes with load                                                 56.26%            N/A          N/A      -23.41%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       36.57%            N/A          N/A      -18.86%

Bond Fund+                                                    10/29/01
   Return Before Taxes                                                           4.25%          5.09%          N/A        6.46%
   Return After Taxes with load                                                  2.79%          2.70%          N/A        3.76%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.70%          2.83%          N/A        3.82%

                                       92


Municipal Bond Fund+                                         10/29/01
   Return Before Taxes                                                           2.76%           4.57%           N/A        5.31%
   Return After Taxes with load                                                  2.43%           4.31%           N/A        5.07%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.25%           4.40%           N/A        5.06%

Prime Money Market Fund+                                      10/29/01
   Return Before Taxes                                                           0.53%           3.25%           3.76%      4.19%


+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.

YIELD

In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2003 were as follows:

FUND NAME                      INSTITUTIONAL CLASS A   CLASS B CLASS C  ADVISOR
--------------------------------------------------------------------------------
Balanced Fund                      1.16%      0.92%     1.70%   1.70%    0.67%
Strategic Income Fund              5.31%      N/A       N/A     4.33%    4.78%
Bond Fund                          2.61%      2.38%     1.59%   1.59%    2.11%
Intermediate Bond Fund             2.43%      2.17%     1.42%   1.42%    N/A
Short Term Bond Fund               1.74%      1.59%     N/A     N/A      N/A
U.S. Government Bond Fund          2.35%      2.09%     N/A     1.34%    N/A
Municipal Bond Fund                3.17%      2.91%     2.15%   2.15%    2.65%
Intermediate Municipal Bond Fund   2.08%      1.83%     1.07%   1.07%    N/A
Ohio Municipal Bond Fund           2.31%      2.06%     1.30%   1.30%    N/A
Michigan Municipal Bond Fund       1.71%      1.56%     0.71%   0.71%    N/A

For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may also advertise tax- equivalent yield. The tax-equivalent yield for the Ohio Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for Institutional shares, % for Class A shares, and % for Class B and Class C shares, while the tax-equivalent yield for the Intermediate Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for Institutional shares, % for Class A shares, and % for Class B and Class C shares. The tax-equivalent yield for the Michigan Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for Institutional shares, % for Class A shares, % for Class B shares, and % for Class C shares, while the tax-equivalent yield for the Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for the Institutional shares, % for Class A shares, % for Class B and Class C shares and % for Advisor shares. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 38.60% tax rate and assuming that income is 100% tax-exempt.

                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

o Consumer Price Index is a measure of price changes in consumer goods and services such as gasoline, food, and automobiles.

o Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

o Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

o Lehman Brothers Municipal Bond Index is an unmanaged broad market performance benchmark for the tax-exempt bond market, the bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

o Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed

     Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)

o Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three- month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate Bond Funds)

o Lehman Brothers Government/Credit Bond Index is an unmanaged index composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

o Lehman Brothers 3-Year General Obligations Index is an unmanaged index investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than four years.

o Lehman Brothers 5-Year General Obligations Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

o Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

o Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
     4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (U.S. Government Bond Fund)

o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)

o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)

o Merrill Lynch 1-3 Year Government Corporate Index is an unmanaged index which measures the performance of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

o Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)

o Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)

o Merrill Lynch 100 Technology Index is an unmanaged equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depository Receipts.

o Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

o Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)

o Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)

o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to- book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

o S&P Mid Cap Growth 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Growth Fund)

o Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap Growth, Select Stock, and Disciplined Large Cap Value Funds)

o Standard & Poor's 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

o Standard & Poor's Mid Cap 400 Index is an unmanaged index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

o Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Growth Fund)

o Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

o Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

o Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

o Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

o Lehman Brothers Intermediate Credit Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. Included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies.

o Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates 22 years.

o Lipper Multi-Cap Value Funds Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

o Lipper Small-Cap Value Funds Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P SuperComposite 1500 Index.

o Lipper Science & Technology Funds Index is comprised of the top 25 to 30 managed mutual funds that invests 65% of its equity portfolio in science and technology stocks

o The Morgan Stanley Capital International (MSCI) indices measure performance for a diverse range of developed country global stock markets including the

o United States, Canada, Europe, Australia, New Zealand and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted. Furthermore, companies included in the indices replicate the industry composition of each local market and, in addition, represent samplings of large-, medium- and small-capitalization companies from each local market, taking into account the stocks' liquidity.

o Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region.

o Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

o Morgan Stanley Capital International (MSCI) World Index is an unmanaged index representing the stock markets of 23 countries, comprising 1482 securities-with values expressed in U.S. dollars.

o Morgan Stanley Capital International Pacific Rim Index is an unmanaged index representative of stocks in their respective regions.

o Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

o Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

o Russell 1000 Growth Index is an unmanaged index that measures the performance of the securities found in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

o Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 of the largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

o Russell 1000 Value Index is comprised of the securities found in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

o Russell 2000 Growth Index is an unmanaged index comprised of the securities found in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

o Russell 2000 Value Index is an unmanaged index comprised of the securities found in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

o Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o Russell 3000 Value Index is an unmanaged index that measures the performance of the companies found in the Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

o Russell Midcap Growth Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

o Russell Midcap Value Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

o Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies found in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values.

o Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

o Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

o 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

o 90-Day U. S. Treasury Bills (represented by the U.S. Treasury Bill Total Return Index) are government guaranteed and offer a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The financial statements and related independent auditor's report for the Funds for the fiscal year ended July 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2003 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2003 (File Nos. 33-24848 and 811-5669). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus. The Select, Preferred and Trust shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund are newly offered and do not have a financial history.

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o    Leading market positions in well-established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                     PART C

ITEM 23. EXHIBITS

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)
     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
    (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
   (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on or about June 14, 2000).
     (x) Amendment No. 17 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on or about April 24, 2002).
     (xi) Amendment No. 18 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).
    (xii) Form of Amendment No. 19 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).
   (xiii) Form of Amendment No 20. to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).
    (xiv) Form of Amendment No. 21 to the Declaration of Trust is filed herewith.
     (xv) Form of Amended and Restated Declaration of Trust is filed herewith.

b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

         Section 1.  Shares of Beneficial Interest.
         ---------  ------------------------------

         The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

         Section 4.  No Pre-emptive Rights.
         ---------   ---------------------

         Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Section 5.  Establishment and Designation of Series or Class.
         ---------   ------------------------------------------------

Shares of any Series or Class of the Trust shall have the following relative rights and preferences:

                           (a) Assets belonging to Series or Class. All
                  consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

                           (b) Liabilities Belonging to Series or Class. The
                  assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

                           (c) Dividends, Distributions, Redemptions,
                  Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation,
                  Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the

                  Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of
                  Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

                           (d) Voting. Notwithstanding any of the other
                  provisions of this Declaration, including, without limitation,
                  Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

                           (e) Fraction. Any fractional Share of a Series or
                  Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

                           (f) Exchange Privilege. The Trustees shall have the
                  authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

                            (g) Combination of Series or Classes. The Trustees
                  shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

                           (h) Elimination of Series or Classes. At any time
                  that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

         Section 2.  Election of Trustees at Meeting of Shareholders.
         ---------   -----------------------------------------------

         On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV,
Section 5.

         Section 3.  Term of Office of Trustees.
         ---------   --------------------------

         The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

         Section 7.  Ownership of Assets.
         ---------   -------------------

         The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

         Section 1.  Voting Powers.
         ---------   -------------

         Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII,
Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

         Section 2.  Meetings.
         ---------   --------

         A Shareholders meeting shall be held as specified in Section 2 of
Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

         Section 3.  Quorum and Required Vote.
         ---------   ------------------------

         Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1.  Distributions.
---------   -------------

                           (a) The Trustees may from time to time declare and
                  pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

                           (b) The Trustees may distribute in respect of any
                  fiscal year as dividends and as capital gains distributions, respectively, amounts sufficient to enable any Series or Class to qualify as a regulated investment company to avoid any liability for federal income taxes in respect of that year.

                           (c) The decision of the Trustees as to what
                  constitutes income and what constitutes principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of any Series or Class shall be charged against principal and what against the income shall be final. Any income not distributed in any year may be permitted to accumulate and as long as not distributed may be invested from time to time in the same manner as the principal funds of any Series or Class.

                           (d) All dividends and distributions on Shares of a
                  particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

         Section 2.  Redemptions and Repurchases.
         ---------   ---------------------------

                           (a) In case any Shareholder of record of any Series
                  or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

                  Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

                           (b) The Trust may purchase Shares of a Series or
                  Class by agreement with the owner thereof at a purchase price not exceeding the net asset value per Share (reduced by any redemption charge) determined (1) next after the purchase or contract of purchase is made or (2) at some later time.

                           (c) The Trust may pay the purchase price (reduced by
                  any redemption charge) in whole or in part by a distribution in kind of securities from the portfolio of the relevant Series or Class, taking such securities at the same value employed in determining net asset value, and selecting the securities in such manner as the Trustees may deem fair and equitable.

         Section 5.  Trust's Right to Redeem Shares.
         ---------   ------------------------------

         The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.
---------  --------------------------------------------------------------------

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

         Section 3.  Express Exculpatory Clauses and Instruments.
         ---------   -------------------------------------------

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

         Section 3.  Establishment of Record Dates.
         ---------   -----------------------------

         The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

         Section 4.  Termination of Trust.
         ---------   --------------------

                           (a) This Trust shall continue without limitation of
                   time but subject to the provisions of paragraphs (b), (c) and
                   (d) of this Section 4.

                           (b) The Trustees may, by majority action, with the
                  approval of the holders of more than fifty percent of the outstanding Shares of each Series or Class entitled to vote and voting separately by Series or Class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each Series or Class ratably among the holders of the Shares of that Series or Class then outstanding.

                           (c) Subject to a Majority Shareholder Vote by such
                  Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

                           (d) Upon completion of the distribution of the
                  remaining proceeds of the remaining assets as provided in paragraphs (b) and (c), the Trust or the applicable Series or Class shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder or with respect thereto and the right, title and interest of all parties shall be canceled and discharged.

Section 5.  Offices of the Trust, Filing of Copies, Headings, Counterparts.
---------   --------------------------------------------------------------

         The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

(d) (i) Form of Investment Advisory Contract dated August 8, 2003 between the Registrant and Fifth Third Asset Management Inc. is filed herewith.

          (A) Form of Amended Schedule A to the Investment Advisory Contract dated August 12, 2003 is filed herewith.

     (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Form of Amended Exhibit A to the Sub-Advisory Agreement dated August 12, 2003 is filed herewith.

     (iii) Sub-Advisory Agreement for the Fifth Third Small Cap Value Fund between Fifth Third Asset Management, Inc. and Chartwell Investment Partners L.P. dated January 8, 2003 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

(e) (i) Form of Amended and Restated Distribution Agreement of the Registrant dated October 29, 2001 as amended and restated on July 1, 2003 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Form of Amended Schedules A, B, C, D and E to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (B) Form of Amended Schedule D to the Distribution Agreement dated August 12, 2003 is filed herewith.

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

          (A) Amended Exhibit A to the Administrative Service Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7, 2003).

(f)  Not applicable.

(g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

          (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

          (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement is filed herewith.

     (ii) Management and Administration Agreement of the Registrant dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7,
          2003).

          (A) Amended Schedule A to the Management and Administration Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7, 2003).

     (iii) Sub-Administration Agreement, including Schedules A, B, and C, dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7,
          2003).

     (iv) Sub-Transfer Agency Agreement including Schedules A, B, C, and D (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

     (v) Form of Amended and Restated Shareholder Servicing Plan including Schedules A, B, C and D dated September 20, 2000 as amended and restated October 5, 2003 is filed herewith.

(i)  Opinion of Ropes & Gray LLP is filed herewith.

(j)  (i)  Consent of Ropes & Gray LLP is filed herewith.

     (ii) Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m) (i) Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
               2002).

          (B) Form of Amended Exhibit C to the Rule 12b-1 Plan is filed herewith.

     (ii) Form of Amended Combined Rule 12b-1 Agreement is filed herewith.

     (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
               2002).

(n) (i) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

          (A) Form of Amended Exhibit A to the Multiple Class Plan is filed herewith.

(p) (i) Code of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about November 27, 2002).

(p) (ii) Code of Ethics for Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on or about May 15, 2002).

(p)  (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to
           Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p) (iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p) (v) Code of Ethics for Chartwell Investment Partners L.P. (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25. INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD ASSET MANAGEMENT, INC.

Fifth Third Asset Management, Inc. ("FTAM") serves as Registrant's investment adviser.

Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature.

FIFTH THIRD ASSET MANAGEMENT, INC. as of May 1, 2003

-------------------------- ----------------------------------- -------------------------------------------------------
                           POSITION WITH FIFTH THIRD ASSET     OTHER SUBSTANTIAL BUSINESS, VOCATION, PROFESSION OR
NAME                       MANAGEMENT INC.                     EMPLOYMENT
-------------------------- ----------------------------------- -------------------------------------------------------
Neal E.                    Director                            Executive Vice President and Chief Financial Officer
Arnold                                                         of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
E. Keith Wirtz             Director,                           Chief Investment Officer of Fifth Third Bank
                           President
-------------------------- ----------------------------------- -------------------------------------------------------
Paul L. Reynolds           Secretary                           Executive Vice President of Fifth Third Bank

-------------------------- ----------------------------------- -------------------------------------------------------
Kevin S. Woodard           Assistant Secretary                 Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
Denis Amato                Director of Value                   Senior Vice President of Fifth Third Bank
                           Strategies
-------------------------- ----------------------------------- -------------------------------------------------------
Mitchell L. Stapley        Director of Fixed Income, Taxable   Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------

                                      C-11

-------------------------- ----------------------------------- -------------------------------------------------------

Michael J. Martin          Director of Fixed Income - Tax      Assistnat Vice President of Fifth Third Bank
                           Free
-------------------------- ----------------------------------- -------------------------------------------------------
Allan J. Meyers            Director of Equity Strategy -       Vice President of Fifth Third Bank
                           Large Company Fund
-------------------------- ----------------------------------- -------------------------------------------------------
Steven Folker              Member, Investment Committee        Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
James E. Russell           Member, Investment Committee        Vice President of Fifth Third Bank

-------------------------- ----------------------------------- -------------------------------------------------------
John B. Schmitz            Member, Investment Committee        Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
Richard B. Ille            Member, Investment Committee        Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
Stephen S. Hedger          Member, Investment Committee        Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
David L. Withrow           Member, Investment Committee        Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
Christopher J. Bell        Treasurer                           Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------
James Kirk                 Member, Investment Committee        Vice President of Fifth Third Bank
-------------------------- ----------------------------------- -------------------------------------------------------

MORGAN STANLEY  INVESTMENT MANAGEMENT INC.

Morgan Stanley Investment Management Inc. ("MSIM") serves as the investment sub-adviser to the Fifth Third International Equity Fund.

Set forth below are the names and principal businesses of the directors or officers of MSIM who are engaged in any other business, profession, vocation, or employment of substantial nature.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.  as of  May 31, 2003

                                                                                           OTHER SUBSTANTIAL
NAME                                                   POSITION WITH MORGAN STANLEY        BUSINESS, VOCATION,
                                                       INVESTMENT MANAGEMENT INC.          PROFESSION OR EMPLOYMENT
Mitchell M. Merin                                      Director                            President and Chief Operating
                                                                                           Officer of Morgan Stanley
                                                                                           Investment Management Inc.;
                                                                                           President, Director and Chief
                                                                                           Executive Officer of Morgan
                                                                                           Stanley Investment Advisors, Inc.
                                                                                           and Morgan Stanley Services
                                                                                           Company Inc.; Chairman, Chief
                                                                                           Executive Officer and Director of
                                                                                           Morgan Stanley Distributors Inc.;
                                                                                           Chairman and Director of Morgan
                                                                                           Stanley Trust; Director of
                                                                                           various Morgan Stanley
                                                                                           subsidiaries; President of
                                                                                           Morgan Stanley Investments LP
                                                                                           (since February 2003); President
                                                                                           of the Institutional Funds (since
                                                                                           July 2003) and President of the
                                                                                           Retail Funds and TCW/DW Term
                                                                                           Trust 2003 (since May 1999);
                                                                                           Trustee (since July 2003)
                                                                                           President (since December 2002)
                                                                                           of the Van Kampen Closed-End
                                                                                           Funds; Trustee (since May 1999)
                                                                                           and President (since October
                                                                                           2002) of the Van Kampen Open-End
                                                                                           Funds.
---------------------------------------------------------------------------------------------------------------------------
Barry Fink                                             Director                            General Counsel (since May 2000)
                                                                                           and Managing Director (since
                                                                                           December 2000) of Morgan Stanley
                                                                                           Investment Management; Managing
                                                                                           Director (since December 2000),
                                                                                           Secretary (since February 1997)
                                                                                           and Director (since July 1998)
                                                                                           of  Morgan Stanley Investment
                                                                                           Advisors Inc. and Morgan Stanley
                                                                                           Services Company Inc.; Assistant
                                                                                           Secretary of Morgan Stanley DW
                                                                                           Inc.; Chief Legal Officer of
                                                                                           Morgan Stanley Investments LP
                                                                                           (since July 2002); Vice President
                                                                                           and General Counsel of the Retail
                                                                                           Funds and TCW/DW Term Trust 2003
                                                                                           (since February 1997); Vice
                                                                                           President and Secretary of Morgan
                                                                                           Stanley Distributors Inc.;
                                                                                           previously Secretary of the
                                                                                           Retail Funds (February 1997- July
                                                                                           2003); previously Vice President
                                                                                           and Assistant General Counsel of
                                                                                           Morgan Stanley Investment
                                                                                           Advisors Inc. and Morgan Stanley
                                                                                           Services Company Inc. (February
                                                                                           1997- December 2001).
----------------------------------------------------------------------------------------------------------------------------
Ronald E. Robison                                      Director                            Chief Global Operations Officer
                                                                                           and Managing Director of Morgan
                                                                                           Stanley Investment Management
                                                                                           Inc.; Managing Director of Morgan
                                                                                           Stanley & Co. Incorporated;
                                                                                           Managing Director of Morgan
                                                                                           Stanley; Managing Director, Chief
                                                                                           Administrative Officer and
                                                                                           Director of Morgan Stanley
                                                                                           Investment Advisors Inc. and
                                                                                           Morgan Stanley Services Company
                                                                                           Inc.; Chief Executive Officer and
                                                                                           Director of Morgan Stanley Trust;
                                                                                           Executive Vice President of the
                                                                                           Retail Funds and TCW/DW Term
                                                                                           Trust 2003 (since April 2003);
                                                                                           previously President of the
                                                                                           Institutional Funds (March 2001 -
                                                                                           July 2003) and Director of the
                                                                                           Institutional Funds (March 2001 -
                                                                                           July 2003).


CHARTWELL INVESTMENT PARTNERS L.P.

Chartwell Investment Partners L.P. ("Chartwell") serves as the investment sub-adviser to the Fifth Third Small Cap Value Fund.

Set forth below are the names and principal businesses of the directors or officers of Chartwell who are engaged in any other business, profession, vocation or employment of a substantial nature.

CHARTWELL INVESTMENT PARTNERS L.P.  as of November 1, 2003


----------------------------------------------- ------------------------------- --------------------------------------
            NAME AND POSITION WITH                  NAME OF OTHER COMPANY            POSITION WITH OTHER COMPANY
     CHARTWELL INVESTMENT PARTNERS, L.P.
----------------------------------------------- ------------------------------- --------------------------------------
Edward N. Antoian                                         Zeke, L.P.                       General Partner
Managing Partner, Portfolio Manager
----------------------------------------------- ------------------------------- --------------------------------------
Bobcat Partners                                       Maverick Partners                    General Partner
----------------------------------------------- ------------------------------- --------------------------------------
John P. McNiff                                         Bobcat Partners                Indirect Limited Partner
----------------------------------------------- ------------------------------- --------------------------------------
Michael T. Kennedy                                     Bobcat Partners                Indirect Limited Partner
----------------------------------------------- ------------------------------- --------------------------------------





ITEM 27. PRINCIPAL UNDERWRITERS

(a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor.

(b) Directors, officers and partners of Fifth Third Funds Distributor, Inc. as of October 31, 2003, were as follows:


NAME AND PRINCIPAL                                                              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                    POSITIONS AND OFFICES WITH BISYS            REGISTRANT
BISYS Fund Services Incorporated    Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219

Lynn J. Mangum                      Director                                    None
90 Park Avenue
New York, NY  10016

William J. Tomko                    President                                   None
3435 Stelzer Road
Columbus, OH  43219

Kevin J. Dell                       Secretary                                   None
90 Park Avenue
New York, NY  10016

Edward S. Forman                    Assistant Secretary                         None
90 Park Avenue
New York, NY  10016

                                      C-19


Dennis R. Shehan                    Director & Treasurer                        None
90 Park Avenue
New York, NY  10016

Robert A. Bucher                    Financial-Op                                None
90 Park Avenue
New York, NY  10016

Charles L. Booth                    VIP & Assistant Compliance Officer None
3435 Stelzer Road
Columbus, Ohio 43219

Richard F. Froio                    VIP & Chief Compliance Officer              None
60 State Street, Suite 1300
Boston, MA  02109


(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management, Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Chartwell Investment Partners L.P. (Sub-Advisor to the Fifth Third Small Cap Value Fund)
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on the 26th of November, 2003.

                                                 FIFTH THIRD FUNDS

                                                 *BY: /s/ C. David Bunstine
                                                      ----------------------
                                                 C. David Bunstine, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                   TITLE                                       DATE
* /s/ C. David Bunstine                     President
  -------------------------------
C. David Bunstine                           (Principal Executive Officer)               November 26, 2003


* /s/ Adam S. Ness                          Treasurer (Principal Financial
  -------------------------------
Adam S. Ness                                and Accounting Officer)                     November 26, 2003


* /s/ Edward Burke Carey                    Chairman and Trustee                        November 26, 2003
  -------------------------------
Edward Burke Carey


* /s/ David J. Durham                       Trustee                                     November 26, 2003
  -------------------------------
David J. Durham


* /s/ J. Joseph Hale, Jr.                   Trustee                                     November 26, 2003
  -------------------------------
J. Joseph Hale, Jr.


* /s/ John E. Jaymont                       Trustee                                     November 26, 2003
  -------------------------------
John E. Jaymont


* /s/ David J. Gruber                       Trustee                                     November 26, 2003
  -------------------
David J. Gruber


*By: /s/ Alyssa Albertelli
     ----------------------------
       Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

         David Bunstine, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  April 9, 2003


                                        /s/ David Bunstine
                                        -----------------------------------
                                        David Bunstine

                                POWER OF ATTORNEY

         Adam S. Ness, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: September 10, 2001                   /s/ Adam S. Ness
                                            ------------------------------------
                                            Adam S. Ness

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                                 /s/ Edward Burke Carey
                                                     ----------------------
                                                     Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  October 4, 2001


                                                 /s/ John E. Jaymont
                                                 -------------------------------
                                                 John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 13, 2001



                                               /s/ David J. Durham
                                               ---------------------------------
                                               David J. Durham

                                POWER OF ATTORNEY

     J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 9, 2001


                                           /s/ J. Joseph Hale, Jr.
                                           -----------------------------------
                                           J. Joseph Hale, Jr.

                                POWER OF ATTORNEY

         David J. Gruber, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  November 6, 2003


                                                   /s/ David J. Gruber
                                                   -----------------------------
                                                   David J. Gruber

                                  EXHIBIT INDEX

(a)(xiv)      Form of Amendment No. 21 to the Declaration of Trust.

(a)(v)        Form of Amended and Restated Declaration of Trust.

(d)(i) Form of Investment Advisory Contract between the Registrant and Fifth Third Asset Management, Inc.

(d)(i)(A)     Form of Schedule A to Investment Advisory Contract.

(d)(ii)(A)    Form of Amended Exhibit A to the Sub-Advisory Agreement.

(e)(i)(B)     Form of Amended Schedule D to the Distribution Agreement.

(h)(i)(A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement.

(h)(v) Form of Amended and Restated Shareholder Servicing Plan including Schedules A, B, C and D.

(i)           Opinion of Ropes & Gray LLP.

(j)(i)        Consent of Ropes & Gray LLP.

(j)(ii)       Consent of PricewaterhouseCoopers LLP.

(m)(i)(B)     Form of Amended Exhibit C to Rule 12b-1 Plan.

(m)(ii)(B)    Form of Combined Rule 12b-1 Agreement.

(n)(i)(A)     Form of Amended Exhibit A to the Multiple Class Plan.